UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	2,570,651,879	2,745,464,424
0.4%	Preferred Stock	10,469,429	12,192,325
0.0%	Rights	20,773	30,954
0.2%	Other Investment Companies	5,263,400	5,263,400
0.0%	Short-Term Investment	347,998	347,998

99.7%	Total Investments	2,586,753,479	2,763,299,101
0.3%	Other Assets and Liabilities, Net		7,991,592

100.0%	Net Assets		2,771,290,693

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 6.5%

Banks 2.3%
Australia & New Zealand Banking Group Ltd.	490,308	13,357,816
Bank of Queensland Ltd.	54,939	577,690
Bendigo & Adelaide Bank Ltd.	84,412	920,023
Commonwealth Bank of Australia	293,669	20,232,187
National Australia Bank Ltd.	409,488	11,393,637
Westpac Banking Corp.	568,017	15,780,324

		62,261,677

Capital Goods 0.0%
GWA Group Ltd.	157,150	379,581
Leighton Holdings Ltd.	14,368	246,856

		626,437

Commercial & Professional Services 0.2%
ALS Ltd.	43,104	185,418
Brambles Ltd.	328,804	2,727,765
Downer EDI Ltd.	124,822	458,103
Recall Holdings Ltd.	65,698	356,065
Seek Ltd.	51,186	746,615

		4,473,966

Consumer Services 0.1%
Aristocrat Leisure Ltd.	54,778	304,362
Crown Resorts Ltd.	122,128	1,498,918
Echo Entertainment Group Ltd.	145,476	455,681
Flight Centre Travel Group Ltd.	12,572	433,822
Tabcorp Holdings Ltd.	71,337	248,415
Tatts Group Ltd.	243,358	708,278

		3,649,476

Diversified Financials 0.2%
ASX Ltd.	44,357	1,362,913
Challenger Ltd.	84,412	457,490
IOOF Holdings Ltd.	76,330	593,495
Macquarie Group Ltd.	59,306	2,957,591
Perpetual Ltd.	4,490	185,403

		5,556,892

Energy 0.3%
Caltex Australia Ltd.	10,776	278,219
New Hope Corp., Ltd.	35,022	71,739
Oil Search Ltd.	233,735	1,589,958
Origin Energy Ltd.	207,584	2,170,369
Santos Ltd.	161,640	1,393,393
Whitehaven Coal Ltd. *	231,156	244,642
Woodside Petroleum Ltd.	109,556	3,342,842

		9,091,162

Food & Staples Retailing 0.5%
Wesfarmers Ltd. *	200,393	7,084,294
Woolworths Ltd.	237,970	6,320,703

		13,404,997

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	107,760	840,635
Treasury Wine Estates Ltd.	83,616	338,276

		1,178,911

Health Care Equipment & Services 0.1%
Ansell Ltd.	17,960	319,607
Cochlear Ltd.	6,286	373,143
Ramsay Health Care Ltd.	26,940	1,245,087
Sonic Healthcare Ltd.	85,310	1,270,571

		3,208,408

Insurance 0.4%
AMP Ltd.	511,905	2,464,178
Insurance Australia Group Ltd.	461,572	2,509,473
QBE Insurance Group Ltd.	173,314	1,606,449
Suncorp Group Ltd.	228,233	2,793,387

		9,373,487

Materials 1.1%
Adelaide Brighton Ltd.	101,474	297,066
Alumina Ltd. *	353,812	504,304
Amcor Ltd.	306,218	3,178,102
Arrium Ltd.	421,162	86,271
BHP Billiton Ltd.	561,250	14,811,513
BlueScope Steel Ltd. *	108,658	459,061
Boral Ltd.	133,877	558,751
CSR Ltd.	211,928	629,465
DuluxGroup Ltd.	61,962	301,971
Fortescue Metals Group Ltd.	335,852	842,750
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	108,658	635,266
Incitec Pivot Ltd.	348,424	847,533
James Hardie Industries plc CDI	44,072	455,147
Newcrest Mining Ltd. *	123,924	1,093,653
Orica Ltd.	61,962	962,499
Orora Ltd.	321,069	491,888

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OZ Minerals Ltd.	90,698	263,197
Rio Tinto Ltd.	93,721	4,727,461
Sims Metal Management Ltd.	34,124	309,306

		31,455,204

Media 0.0%
Fairfax Media Ltd.	506,735	320,049
REA Group Ltd.	6,286	243,683
Seven West Media Ltd.	95,188	128,364
Ten Network Holdings Ltd. *	279,278	58,399

		750,495

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	93,392	6,581,662

Real Estate 0.5%
Dexus Property Group	258,473	1,568,514
Goodman Group	161,819	752,713
Lend Lease Group	126,659	1,657,226
Mirvac Group	581,006	870,285
Novion Property Group	533,412	969,719
Scentre Group *	868,790	2,573,048
Stockland	525,330	1,847,281
The GPT Group	381,722	1,348,811
Westfield Corp.	362,792	2,566,941

		14,154,538

Retailing 0.0%
Harvey Norman Holdings Ltd.	121,230	381,804

Software & Services 0.1%
Computershare Ltd.	114,944	1,133,109

Telecommunication Services 0.1%
Telstra Corp., Ltd.	744,442	3,615,320
TPG Telecom Ltd.	32,328	204,456

		3,819,776

Transportation 0.2%
Asciano Ltd.	181,396	910,351
Aurizon Holdings Ltd.	323,664	1,273,500
Macquarie Atlas Roads Group	167,028	437,654
Sydney Airport	64,810	245,600
Toll Holdings Ltd.	65,554	315,560
Transurban Group	403,649	2,862,915

		6,045,580

Utilities 0.1%
AGL Energy Ltd.	158,370	1,772,063
APA Group	63,758	428,266
AusNet Services	206,540	232,692

		2,433,021

		179,580,602

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	52,464	1,424,504
Raiffeisen Bank International AG	9,928	205,949

		1,630,453

Capital Goods 0.0%
ANDRITZ AG	8,377	453,861
Strabag SE	9,878	227,755

		681,616

Energy 0.0%
OMV AG	32,328	937,417

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,082	403,067

Materials 0.1%
Voestalpine AG	33,226	1,383,467

Telecommunication Services 0.0%
Telekom Austria AG	20,881	142,782

		5,178,802

Belgium 1.1%

Banks 0.1%
KBC Groep N.V. *	52,331	3,000,967

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	16,164	1,465,974

Food & Staples Retailing 0.1%
Colruyt S.A.	17,960	837,380
Delhaize Group S.A.	8,082	592,334

		1,429,714

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	138,535	16,313,677

Insurance 0.1%
Ageas	50,472	1,809,605

Materials 0.1%
Solvay S.A.	6,286	865,927
Umicore S.A.	19,756	805,362

		1,671,289

Media 0.0%
Telenet Group Holding N.V. *	13,470	771,945

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	26,042	2,047,908

Telecommunication Services 0.1%
Belgacom S.A.	35,022	1,385,992

		29,897,071

Canada 8.2%

Automobiles & Components 0.1%
Magna International, Inc.	40,430	4,336,408

Banks 2.4%
Bank of Montreal	109,556	8,057,326
Canadian Imperial Bank of Commerce	77,298	7,218,999
National Bank of Canada	37,716	1,757,379
Royal Bank of Canada	262,256	19,126,691
The Bank of Nova Scotia	218,214	13,491,854
The Toronto-Dominion Bank	359,200	18,151,374

		67,803,623

Capital Goods 0.1%
Bombardier, Inc., B Shares	314,300	1,201,796
Finning International, Inc.	45,050	1,002,340
SNC-Lavalin Group, Inc.	10,781	408,643

		2,612,779

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Tim Hortons, Inc.	19,806	1,655,523

Diversified Financials 0.1%
CI Financial Corp.	35,920	1,066,968
IGM Financial, Inc.	25,152	1,048,211

		2,115,179

Energy 1.7%
ARC Resources Ltd.	39,375	933,743
Cameco Corp.	51,231	955,204
Canadian Natural Resources Ltd.	194,044	6,459,908
Canadian Oil Sands Ltd.	89,800	1,145,093
Cenovus Energy, Inc.	123,273	2,775,197
Crescent Point Energy Corp.	70,431	1,833,275
Enbridge, Inc.	174,212	8,021,162
Encana Corp.	137,677	2,175,786
Husky Energy, Inc.	82,616	1,751,945
Imperial Oil Ltd.	68,248	2,967,538
Inter Pipeline Ltd.	37,716	1,078,970
MEG Energy Corp. *	14,368	233,996
Pacific Rubiales Energy Corp.	40,445	391,947
Pembina Pipeline Corp.	47,148	1,610,950
Penn West Petroleum Ltd.	89,800	320,531
Suncor Energy, Inc.	249,997	7,917,028
Talisman Energy, Inc.	179,600	858,426
Tourmaline Oil Corp. *	25,144	837,950
TransCanada Corp.	127,678	6,096,967

		48,365,616

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	40,905	1,452,885
George Weston Ltd.	7,272	642,538
Loblaw Cos. Ltd.	46,206	2,492,551
Metro, Inc.	15,341	1,201,583

		5,789,557

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	55,958	1,626,843

Health Care Equipment & Services 0.1%
Catamaran Corp. *	33,241	1,684,133

Insurance 0.7%
Fairfax Financial Holdings Ltd.	1,573	801,502
Great-West Lifeco, Inc.	83,514	2,480,701
Intact Financial Corp.	15,266	1,062,763
Manulife Financial Corp.	320,618	6,402,519
Power Corp. of Canada	89,800	2,554,013
Power Financial Corp.	67,350	2,111,609
Sun Life Financial, Inc.	89,800	3,341,560

		18,754,667

Materials 0.8%
Agnico Eagle Mines Ltd.	35,051	820,137
Agrium, Inc.	23,634	2,287,850
Barrick Gold Corp.	222,704	2,644,518
Eldorado Gold Corp.	134,700	842,281
First Quantum Minerals Ltd.	105,141	1,715,082
Franco-Nevada Corp.	32,328	1,622,000
Goldcorp, Inc.	143,375	2,816,575
Kinross Gold Corp. *	209,545	582,554
Potash Corp. of Saskatchewan, Inc.	152,930	5,272,246
Silver Wheaton Corp.	62,021	1,228,182
Teck Resources Ltd., Class B	98,173	1,518,765
Turquoise Hill Resources Ltd. *	117,638	383,787
Yamana Gold, Inc.	155,720	564,020

		22,297,997

Media 0.2%
Shaw Communications, Inc., B Shares	89,800	2,431,156
Thomson Reuters Corp.	89,800	3,591,213

		6,022,369

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Valeant Pharmaceuticals International, Inc. *	55,332	8,074,760

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	107,393	5,414,623

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	14,368	1,616,801

Software & Services 0.1%
CGI Group, Inc., Class A *	58,485	2,137,825

Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	94,599	983,116

Telecommunication Services 0.2%
BCE, Inc.	71,940	3,365,297
Rogers Communications, Inc., B Shares	77,730	3,120,107

		6,485,404

Transportation 0.6%
Canadian National Railway Co.	140,088	9,979,696
Canadian Pacific Railway Ltd.	29,907	5,784,949

		15,764,645

Utilities 0.1%
Canadian Utilities Ltd., Class A	40,410	1,416,166
Fortis, Inc.	42,508	1,513,922

		2,930,088

		226,471,956

Denmark 1.4%

Banks 0.2%
Danske Bank A/S	163,436	4,654,970
Jyske Bank A/S *	1,796	92,949

		4,747,919

Capital Goods 0.1%
Rockwool International A/S, B Shares	2,694	335,357
Vestas Wind Systems A/S *	42,206	1,558,497

		1,893,854

Commercial & Professional Services 0.0%
ISS A/S *	17,960	508,526

Consumer Durables & Apparel 0.1%
Pandora A/S	26,042	2,316,803

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	24,246	2,165,148

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	22,475	1,952,399

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
William Demant Holding A/S *	5,388	387,443

		2,339,842

Materials 0.1%
Chr Hansen Holding A/S	16,164	685,969
Novozymes A/S, B Shares	52,084	2,294,115

		2,980,084

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
H. Lundbeck A/S	4,490	100,802
Novo Nordisk A/S, B Shares	350,245	16,013,849

		16,114,651

Telecommunication Services 0.0%
TDC A/S	68,628	557,652

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	500	1,024,511
AP Moller - Maersk A/S, B Shares	992	2,074,181
DSV A/S	44,002	1,381,536

		4,480,228

		38,104,707

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	25,144	711,862

Capital Goods 0.2%
Kone Oyj, B Shares	73,890	3,408,253
Metso Oyj	8,127	252,579
Wartsila Oyj Abp	39,512	1,774,259

		5,435,091

Energy 0.0%
Neste Oil Oyj	34,124	811,676

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	10,776	420,615

Insurance 0.2%
Sampo Oyj, A Shares	82,651	4,087,471

Materials 0.1%
Stora Enso Oyj, R Shares	138,292	1,228,362
UPM-Kymmene Oyj	106,862	1,778,480

		3,006,842

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	11,674	401,383

Technology Hardware & Equipment 0.2%
Nokia Oyj	671,997	5,604,513

Utilities 0.1%
Fortum Oyj	67,435	1,696,489

		22,175,942

France 7.9%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin	36,818	3,394,242
Peugeot S.A. *	72,363	929,176
Renault S.A.	33,553	2,698,796
Valeo S.A.	14,368	1,772,379

		8,794,593

Banks 0.8%
BNP Paribas S.A.	180,498	11,601,916
Credit Agricole S.A.	194,866	2,746,319
Natixis S.A.	61,064	432,545
Societe Generale S.A.	126,618	6,296,568

		21,077,348

Capital Goods 1.3%
Airbus Group N.V.	101,474	6,197,991
Alstom S.A. *	44,900	1,574,285
Bouygues S.A.	24,246	914,496
Compagnie de Saint-Gobain	82,616	3,804,569
Eiffage S.A.	3,592	175,245
Legrand S.A.	50,637	2,661,733
Rexel S.A.	37,716	700,107
Safran S.A.	55,676	3,611,322
Schneider Electric SE	98,011	8,015,361
Thales S.A.	13,470	716,530
Vallourec S.A.	21,552	716,430
Vinci S.A.	79,922	4,331,620
Zodiac Aerospace	35,920	1,193,378

		34,613,067

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	53,880	1,288,647
Edenred	35,920	1,038,440
Societe BIC S.A.	7,412	990,546

		3,317,633

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	10,776	2,068,820
Hermes International	1,796	602,846
Kering	14,388	2,979,302
LVMH Moet Hennessy Louis Vuitton S.A.	43,119	7,767,494

		13,418,462

Consumer Services 0.1%
Accor S.A.	40,410	1,911,056
Sodexo S.A.	16,184	1,636,659

		3,547,715

Diversified Financials 0.0%
Eurazeo S.A.	8,134	567,347
Wendel S.A.	6,286	742,503

		1,309,850

Energy 0.8%
Technip S.A.	19,756	1,288,087
Total S.A.	365,486	20,498,928

		21,787,015

Food & Staples Retailing 0.2%
Carrefour S.A.	111,352	3,532,197
Casino Guichard Perrachon S.A.	11,674	1,127,742

		4,659,939

Food, Beverage & Tobacco 0.4%
Danone S.A.	96,984	6,861,363
Pernod-Ricard S.A.	37,751	4,485,505

		11,346,868

Health Care Equipment & Services 0.2%
BioMerieux	3,592	379,284

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Essilor International S.A.	38,743	4,361,395

		4,740,679

Household & Personal Products 0.2%
L’Oreal S.A.	39,512	6,758,145

Insurance 0.3%
AXA S.A.	345,730	8,367,946
CNP Assurances	23,348	433,400
SCOR SE	25,144	786,465

		9,587,811

Materials 0.4%
Air Liquide S.A.	63,154	7,967,568
Arkema S.A.	8,980	612,586
Imerys S.A.	6,286	476,455
Lafarge S.A.	35,022	2,496,488

		11,553,097

Media 0.2%
Eutelsat Communications S.A.	22,450	744,322
JCDecaux S.A.	9,878	325,716
Numericable-SFR *	30,476	1,276,941
Publicis Groupe S.A.	24,246	1,785,163
SES S.A.	60,166	2,244,177
Societe Television Francaise 1	28,736	459,798

		6,836,117

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Ipsen S.A.	10,776	570,470
Sanofi	205,642	19,960,464

		20,530,934

Real Estate 0.1%
Fonciere Des Regions	6,286	601,603
Gecina S.A.	8,980	1,217,447
Klepierre	16,164	727,244

		2,546,294

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	128,414	964,846

Software & Services 0.2%
AtoS	11,674	831,435
Cap Gemini S.A.	26,042	1,913,177
Dassault Systemes S.A.	27,000	1,769,482

		4,514,094

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	525,330	1,874,986

Telecommunication Services 0.5%
Iliad S.A.	3,592	884,398
Orange S.A.	338,546	5,978,314
Vivendi S.A. *	237,232	6,056,861

		12,919,573

Transportation 0.1%
Aeroports de Paris	7,184	883,861
Air France-KLM *	30,057	317,600
Bollore S.A.	1,796	888,876
Groupe Eurotunnel S.A. - Reg’d	76,330	989,155

		3,079,492

Utilities 0.4%
Electricite de France S.A.	52,982	1,590,154
GDF Suez	234,378	5,789,690
Suez Environnement Co.	68,248	1,213,260
Veolia Environnement S.A.	87,106	1,592,482

		10,185,586

		219,964,144

Germany 7.3%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	55,250	6,333,276
Continental AG	18,858	3,977,777
Daimler AG - Reg’d	179,640	15,183,684
Volkswagen AG	4,490	1,018,177

		26,512,914

Banks 0.1%
Commerzbank AG *	196,662	3,016,800

Capital Goods 0.8%
Brenntag AG	11,674	644,569
GEA Group AG	38,614	1,849,948
HOCHTIEF AG	11,674	881,790
MAN SE	13,525	1,545,305
OSRAM Licht AG *	15,266	635,647
Siemens AG - Reg’d	140,088	16,618,805

		22,176,064

Consumer Durables & Apparel 0.1%
adidas AG	43,104	3,465,945
Puma SE	1,796	412,085

		3,878,030

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	258,624	8,474,639
Deutsche Boerse AG	35,052	2,567,232

		11,041,871

Food & Staples Retailing 0.1%
METRO AG *	35,920	1,222,932

Health Care Equipment & Services 0.3%
Celesio AG	15,266	510,040
Fresenius Medical Care AG & Co. KGaA	42,206	3,124,870
Fresenius SE & Co. KGaA	75,432	4,099,555

		7,734,465

Household & Personal Products 0.1%
Beiersdorf AG	14,368	1,282,131
Henkel AG & Co. KGaA	26,042	2,585,533

		3,867,664

Insurance 0.8%
Allianz SE - Reg’d	80,820	13,949,422
Hannover Rueck SE	11,674	1,044,351
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	33,246	6,865,549

		21,859,322

Materials 1.1%
BASF SE	167,926	15,284,270
Fuchs Petrolub SE	8,980	362,435
HeidelbergCement AG	37,716	2,866,726
K+S AG	35,928	1,080,998
LANXESS AG	14,368	715,310
Linde AG	35,022	6,625,430
ThyssenKrupp AG *	85,052	2,255,789

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wacker Chemie AG	3,592	417,078

		29,608,036

Media 0.1%
Axel Springer SE	10,776	636,162
Kabel Deutschland Holding AG *	7,219	1,003,901
ProSiebenSat.1 Media AG - Reg’d	23,348	999,818
RTL Group S.A. *	6,286	606,854

		3,246,735

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg’d	148,210	22,347,441
Merck KGaA	23,348	2,330,870
QIAGEN N.V. *	42,206	1,011,018

		25,689,329

Real Estate 0.0%
Deutsche Wohnen AG	40,957	985,695

Retailing 0.0%
Fielmann AG	5,388	364,663

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	209,234	2,054,909

Software & Services 0.5%
SAP SE	160,956	11,373,167
United Internet AG - Reg’d	17,304	764,189
Wirecard AG	28,736	1,222,664

		13,360,020

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	579,210	9,892,386
Telefonica Deutschland Holding AG *	70,434	370,280

		10,262,666

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	40,410	723,164
Deutsche Post AG - Reg’d	158,048	5,263,669
Fraport AG Frankfurt Airport Services Worldwide	8,082	494,854

		6,481,687

Utilities 0.3%
E.ON SE	354,710	6,303,548
RWE AG	88,902	3,228,468

		9,532,016

		202,895,818

Greece 0.1%

Banks 0.1%
Alpha Bank AE *	579,607	377,180
National Bank of Greece S.A. *	392,438	939,327
Piraeus Bank S.A. *	292,888	445,457

		1,761,964

Consumer Services 0.0%
OPAP S.A.	30,562	384,049

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	474,369

		2,620,382

Hong Kong 3.3%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	244,611

Banks 0.3%
Bank of East Asia Ltd.	232,200	973,114
BOC Hong Kong Holdings Ltd.	898,000	3,172,818
Hang Seng Bank Ltd.	179,600	2,992,175

		7,138,107

Capital Goods 0.3%
China Rongsheng Heavy Industries Group Holdings Ltd. *	724,000	98,961
Hopewell Holdings Ltd.	449,000	1,641,412
Hutchison Whampoa Ltd.	278,000	3,484,410
Jardine Matheson Holdings Ltd.	32,600	2,028,698
Jardine Strategic Holdings Ltd.	20,000	731,800
Johnson Electric Holdings Ltd.	202,250	782,398
Shun Tak Holdings Ltd.	292,000	147,224

		8,914,903

Consumer Durables & Apparel 0.1%
Global Brands Group Holding Ltd. *	694,000	154,819
Li & Fung Ltd.	694,000	771,409
Prada S.p.A.	31,200	201,965
Samsonite International S.A.	270,900	901,253
Techtronic Industries Co., Ltd.	449,000	1,435,874
Texwinca Holdings Ltd.	108,000	99,575
Yue Yuen Industrial Holdings Ltd.	40,000	143,391

		3,708,286

Consumer Services 0.3%
China Travel International Investment Hong Kong Ltd.	1,796,000	620,668
Galaxy Entertainment Group Ltd.	305,000	2,082,495
Melco International Development Ltd.	105,000	248,588
MGM China Holdings Ltd.	154,000	465,674
Sands China Ltd.	408,300	2,445,588
Shangri-La Asia Ltd.	48,000	66,476
SJM Holdings Ltd.	228,000	452,766
Wynn Macau Ltd.	359,200	1,171,858

		7,554,113

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	253,900	5,529,814

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	1,796,000	574,349

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	174,000	705,648
Tingyi Cayman Islands Holding Corp.	226,000	537,387
Want Want China Holdings Ltd.	1,117,000	1,466,288

		2,709,323

Insurance 0.5%
AIA Group Ltd.	2,179,400	12,590,215

Materials 0.0%
Huabao International Holdings Ltd.	364,000	322,461

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shougang Fushan Resources Group Ltd.	516,000	123,760
United Co. RUSAL plc *	385,000	288,936

		735,157

Media 0.0%
Television Broadcasts Ltd.	89,800	508,346

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	242,000	4,440,567
Great Eagle Holdings Ltd.	50,000	168,279
Hang Lung Group Ltd.	177,000	852,476
Hang Lung Properties Ltd.	325,000	976,467
Henderson Land Development Co., Ltd.	194,700	1,305,532
Hongkong Land Holdings Ltd.	194,000	1,342,480
Hysan Development Co., Ltd.	106,000	490,019
Kerry Properties Ltd.	133,000	479,349
New World China Land Ltd.	318,000	196,828
New World Development Co., Ltd.	898,000	1,072,273
Shui On Land Ltd.	1,347,000	335,230
Sino Land Co., Ltd.	476,000	780,750
Sun Hung Kai Properties Ltd.	283,000	4,138,259
Swire Pacific Ltd., Class A	141,000	1,938,182
Swire Properties Ltd.	359,200	1,116,276
The Link REIT	449,000	2,860,168
The Wharf Holdings Ltd.	273,000	1,969,613
Wheelock & Co., Ltd.	120,000	603,482

		25,066,230

Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	363,200	506,747
Esprit Holdings Ltd.	449,000	585,929
L’Occitane International S.A.	20,750	53,514
Parkson Retail Group Ltd.	1,796,000	493,292
Sa Sa International Holdings Ltd. (a)	458,000	344,312

		1,983,794

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	38,300	389,914
Semiconductor Manufacturing International Corp. *(a)	7,184,000	741,096
Xinyi Solar Holdings Ltd.	456,000	131,126

		1,262,136

Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	68,000	400,284
FIH Mobile Ltd. *	898,000	466,659
VTech Holdings Ltd.	38,900	541,239

		1,408,182

Telecommunication Services 0.0%
Alibaba Health Information Technology Ltd. *	166,000	116,874
PCCW Ltd.	898,000	602,141

		719,015

Transportation 0.1%
Hopewell Highway Infrastructure Ltd.	22,200	10,763
Kerry Logistics Network Ltd.	32,750	53,211
MTR Corp., Ltd.	449,000	1,803,527

		1,867,501

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	532,921
CLP Holdings Ltd.	249,500	2,170,055
Hong Kong & China Gas Co., Ltd.	1,226,330	2,906,505
Power Assets Holdings Ltd.	202,500	1,933,607

		7,543,088

		90,057,170

Ireland 0.2%

Banks 0.1%
Bank of Ireland *	5,792,100	2,382,837

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	27,838	2,071,496

Materials 0.0%
Smurfit Kappa Group plc	35,920	834,245

Transportation 0.0%
Ryanair Holdings plc *	56,689	605,088

		5,893,666

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	204,744	1,020,148
Bank Leumi Le-Israel *	175,110	617,306
First International Bank of Israel Ltd.	24,246	335,423
Israel Discount Bank Ltd., A Shares *	164,340	268,334
Mizrahi Tefahot Bank Ltd. *	19,756	209,086

		2,450,297

Energy 0.0%
Delek Group Ltd.	898	304,125

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	11,674	221,313

Materials 0.0%
Israel Chemicals Ltd.	91,596	625,116
The Israel Corp., Ltd. *	898	440,061

		1,065,177

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	169,872	9,658,158

Real Estate 0.0%
Azrieli Group	7,184	236,665
Gazit-Globe Ltd.	13,470	157,247

		393,912

Software & Services 0.0%
NICE-Systems Ltd.	8,980	425,776

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	474,336	838,510
Cellcom Israel Ltd. *	22,450	209,547
Partner Communications Co., Ltd. *	37,716	230,112

		1,278,169

		15,796,927

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 2.1%

Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	146,707	1,834,409
Pirelli & C. S.p.A.	81,718	1,162,379

		2,996,788

Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	748,932	605,943
Banco Popolare SC *	70,438	973,829
Intesa Sanpaolo S.p.A.	2,180,344	6,735,514
UniCredit S.p.A.	781,463	5,791,682
Unione di Banche Italiane S.C.p.A.	146,374	1,127,708

		15,234,676

Capital Goods 0.1%
CNH Industrial N.V.	158,946	1,247,354
Finmeccanica S.p.A. *	55,676	541,386
Prysmian S.p.A.	24,418	439,868

		2,228,608

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	37,389	2,004,272

Diversified Financials 0.1%
EXOR S.p.A.	25,144	1,122,178
Mediobanca S.p.A.	105,066	943,060

		2,065,238

Energy 0.4%
Eni S.p.A.	441,816	8,851,191
Saipem S.p.A. *	53,880	773,121
Tenaris S.A.	82,616	1,369,810

		10,994,122

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	211,030	637,181

Insurance 0.2%
Assicurazioni Generali S.p.A.	220,908	4,789,117
Mediolanum S.p.A.	22,450	156,169
UnipolSai S.p.A	79,922	229,160

		5,174,446

Materials 0.0%
Buzzi Unicem S.p.A.	14,368	215,480

Media 0.0%
Mediaset S.p.A. *	157,150	637,103

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,969,774	2,224,790
Telecom Italia S.p.A. - RSP	1,163,808	1,033,738

		3,258,528

Transportation 0.1%
Atlantia S.p.A.	90,852	2,296,925

Utilities 0.3%
Enel Green Power S.p.A.	90,698	218,788
Enel S.p.A.	1,324,550	6,406,849
Snam S.p.A.	306,218	1,627,767
Terna Rete Elettrica Nazionale S.p.A.	281,074	1,360,957

		9,614,361

		57,357,728

Japan 19.4%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	25,900	926,364
Bridgestone Corp.	112,800	3,877,218
Daihatsu Motor Co., Ltd.	89,800	1,231,028
Denso Corp.	89,800	4,193,971
Fuji Heavy Industries Ltd.	109,600	3,987,469
Honda Motor Co., Ltd.	310,300	9,337,629
Isuzu Motors Ltd.	76,000	991,903
Koito Manufacturing Co., Ltd.	16,100	505,308
KYB Co., Ltd.	77,000	325,037
Mazda Motor Corp.	74,800	1,932,000
Mitsubishi Motors Corp.	90,300	928,222
NGK Spark Plug Co., Ltd.	44,000	1,323,503
Nissan Motor Co., Ltd.	449,000	4,193,592
NOK Corp.	89,800	2,247,932
Stanley Electric Co., Ltd.	34,700	754,024
Sumitomo Electric Industries Ltd.	179,600	2,335,700
Sumitomo Rubber Industries Ltd.	89,800	1,367,977
Suzuki Motor Corp.	89,800	2,836,964
Toyota Industries Corp.	27,800	1,389,005
Toyota Motor Corp.	475,970	29,331,799
Yamaha Motor Co., Ltd.	89,800	1,908,964

		75,925,609

Banks 1.8%
Aozora Bank Ltd.	297,000	965,935
Fukuoka Financial Group, Inc.	107,000	583,300
Hokuhoku Financial Group, Inc.	493,000	996,925
Mitsubishi UFJ Financial Group, Inc.	2,612,700	15,110,227
Mizuho Financial Group, Inc.	4,490,000	7,736,487
North Pacific Bank Ltd.	179,600	714,254
Resona Holdings, Inc.	449,000	2,424,225
Seven Bank Ltd.	89,800	389,662
Shinsei Bank Ltd.	351,000	659,502
Sumitomo Mitsui Financial Group, Inc.	246,800	9,305,557
Sumitomo Mitsui Trust Holdings, Inc.	898,000	3,733,186
Suruga Bank Ltd.	40,000	759,995
The 77 Bank Ltd.	48,000	251,961
The Bank of Kyoto Ltd.	83,000	697,931
The Bank of Yokohama Ltd.	162,000	913,157
The Chiba Bank Ltd.	130,000	864,220
The Chugoku Bank Ltd.	34,000	476,404
The Gunma Bank Ltd.	29,000	172,507
The Hachijuni Bank Ltd.	131,000	801,331
The Hiroshima Bank Ltd.	38,000	183,781
The Iyo Bank Ltd.	89,800	929,135
The Joyo Bank Ltd.	137,000	691,435
The Juroku Bank Ltd.	104,000	386,435
The Shiga Bank Ltd.	58,000	309,340
The Shizuoka Bank Ltd.	110,000	1,058,432
Yamaguchi Financial Group, Inc.	16,000	160,425

		51,275,749

Capital Goods 2.8%
Amada Co., Ltd.	77,400	698,449
Asahi Glass Co., Ltd.	143,000	690,391
Chiyoda Corp.	13,000	114,791
COMSYS Holdings Corp.	89,800	1,335,443

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daikin Industries Ltd.	49,700	3,297,700
DMG Mori Seiki Co., Ltd.	8,800	105,213
Ebara Corp.	31,000	132,687
FANUC Corp.	35,290	5,952,781
Fuji Electric Co., Ltd.	49,000	215,099
Hino Motors Ltd.	89,800	1,209,843
Hoshizaki Electric Co., Ltd.	4,400	226,145
IHI Corp.	277,000	1,400,345
ITOCHU Corp.	296,500	3,412,554
JGC Corp.	48,000	1,032,717
JTEKT Corp.	50,100	831,166
Kajima Corp.	174,000	687,585
Kawasaki Heavy Industries Ltd.	302,000	1,328,255
Keihan Electric Railway Co., Ltd.	80,000	400,388
Komatsu Ltd.	180,100	4,265,586
Kubota Corp.	207,000	3,235,329
Kurita Water Industries Ltd.	11,600	240,826
LIXIL Group Corp.	58,200	1,237,703
Makita Corp.	20,400	1,024,426
Marubeni Corp.	258,600	1,630,454
Minebea Co., Ltd.	74,000	927,143
MISUMI Group, Inc.	13,500	432,237
Mitsubishi Corp.	269,400	5,095,867
Mitsubishi Electric Corp.	353,000	4,242,781
Mitsubishi Heavy Industries Ltd.	556,000	3,244,602
Mitsui & Co., Ltd.	361,600	4,989,004
Mitsui Engineering & Shipbuilding Co., Ltd.	225,000	430,341
Nabtesco Corp.	7,500	180,035
NGK Insulators Ltd.	39,000	865,863
Nidec Corp.	40,200	2,666,339
Nippon Sheet Glass Co., Ltd. *	200,000	198,846
NSK Ltd.	70,000	881,746
NTN Corp.	56,000	260,926
Obayashi Corp.	91,000	567,384
Shimizu Corp.	137,000	934,996
SMC Corp.	11,000	3,022,370
Sojitz Corp.	449,000	643,131
Sumitomo Corp.	269,400	2,873,661
Taisei Corp.	145,000	757,467
The Japan Steel Works Ltd.	70,000	248,894
THK Co., Ltd.	51,300	1,242,680
Toshiba Corp.	898,000	3,991,195
TOTO Ltd.	67,000	799,924
Toyota Tsusho Corp.	89,800	2,126,115

		76,329,423

Commercial & Professional Services 0.1%
Dai Nippon Printing Co., Ltd.	128,000	1,124,860
Secom Co., Ltd.	34,700	2,006,832
Toppan Printing Co., Ltd.	125,000	805,704

		3,937,396

Consumer Durables & Apparel 0.8%
Asics Corp.	12,100	306,361
Bandai Namco Holdings, Inc.	48,100	1,041,150
Casio Computer Co., Ltd. (a)	47,000	710,435
Haseko Corp.	91,800	763,421
Iida Group Holdings Co., Ltd.	13,500	148,212
Nikon Corp.	89,800	1,280,209
Panasonic Corp.	388,700	5,019,023
Rinnai Corp.	3,600	267,532
Sega Sammy Holdings, Inc.	37,700	519,354
Sekisui Chemical Co., Ltd.	81,000	1,008,021
Sekisui House Ltd.	108,000	1,450,495
Sharp Corp. *(a)	284,000	677,187
Shimano, Inc.	9,900	1,342,967
Sony Corp.	224,600	4,920,251
Sumitomo Forestry Co., Ltd.	89,800	924,595
Wacoal Holdings Corp.	21,000	215,689
Yamaha Corp.	17,200	256,366

		20,851,268

Consumer Services 0.1%
Benesse Holdings, Inc.	26,600	810,203
Oriental Land Co., Ltd.	13,300	2,894,544
Resorttrust, Inc.	22,000	451,734

		4,156,481

Diversified Financials 0.5%
Aiful Corp. *	68,300	264,142
Credit Saison Co., Ltd.	47,300	885,542
Daiwa Securities Group, Inc.	330,000	2,652,290
Jafco Co., Ltd.	3,500	133,589
Japan Exchange Group, Inc.	50,000	1,282,807
Mitsubishi UFJ Lease & Finance Co., Ltd.	179,600	847,420
Nomura Holdings, Inc.	628,600	3,781,610
Okasan Securities Group, Inc.	30,000	240,131
Orient Corp. *	68,300	122,576
ORIX Corp.	227,900	3,006,087
SBI Holdings, Inc.	89,800	1,036,576
Tokai Tokyo Financial Holdings, Inc.	19,400	138,449
Zenkoku Hosho Co., Ltd.	3,700	110,827

		14,502,046

Energy 0.2%
Cosmo Oil Co., Ltd.	125,000	171,673
Idemitsu Kosan Co., Ltd.	8,400	143,320
Inpex Corp.	179,600	1,902,911
Japan Petroleum Exploration Co., Ltd.	6,900	212,491
JX Holdings, Inc.	538,800	2,004,753
Showa Shell Sekiyu K.K.	89,800	748,302

		5,183,450

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	179,600	1,790,174
FamilyMart Co., Ltd.	15,000	553,566
Lawson, Inc.	10,600	653,764
Seven & i Holdings Co., Ltd.	179,600	6,699,912
Sugi Holdings Co., Ltd.	9,700	405,376
Sundrug Co., Ltd.	8,800	357,012
Tsuruha Holdings, Inc.	8,800	496,777

		10,956,581

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	106,000	1,978,708
Asahi Group Holdings Ltd.	89,800	2,801,403
Calbee, Inc.	6,300	218,166
Japan Tobacco, Inc.	197,600	6,330,825
Kewpie Corp.	89,800	1,469,365
Kikkoman Corp.	46,000	1,094,527
Kirin Holdings Co., Ltd.	179,600	2,305,435
MEIJI Holdings Co., Ltd.	13,100	1,175,507
NH Foods Ltd.	35,000	702,743

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nisshin Seifun Group, Inc.	79,600	788,052
Nissin Foods Holdings Co., Ltd.	17,000	852,256
Sapporo Holdings Ltd.	52,000	237,469
Suntory Beverage & Food Ltd.	20,000	706,071
Toyo Suisan Kaisha Ltd.	22,200	751,940
Yakult Honsha Co., Ltd.	13,000	690,062
Yamazaki Baking Co., Ltd.	20,000	252,433

		22,354,962

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	62,400	720,293
M3, Inc.	19,200	330,340
Miraca Holdings, Inc.	7,200	273,295
Nipro Corp.	42,200	360,896
Olympus Corp. *	42,300	1,539,672
Suzuken Co., Ltd.	16,600	425,193
Sysmex Corp.	20,000	859,418
Terumo Corp.	89,800	2,042,887

		6,551,994

Household & Personal Products 0.3%
Kao Corp.	101,700	3,766,889
Kobayashi Pharmaceutical Co., Ltd.	3,800	219,960
Lion Corp.	48,000	262,881
Pigeon Corp.	4,300	264,844
Shiseido Co., Ltd.	89,800	1,341,117
Unicharm Corp.	55,800	1,277,403

		7,133,094

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	89,800	2,096,607
Sompo Japan Nipponkoa Holdings, Inc.	89,800	2,226,368
Sony Financial Holdings, Inc.	31,300	474,966
T&D Holdings, Inc.	179,600	2,176,052
The Dai-ichi Life Insurance Co., Ltd.	179,600	2,605,059
Tokio Marine Holdings, Inc.	115,000	3,760,016

		13,339,068

Materials 1.4%
Air Water, Inc.	49,000	795,164
Asahi Kasei Corp.	275,000	2,391,204
Daicel Corp.	69,000	794,153
Denki Kagaku Kogyo K.K.	38,000	129,671
DIC Corp.	45,000	102,372
Dowa Holdings Co., Ltd.	16,000	132,384
Hitachi Chemical Co., Ltd.	22,000	407,246
Hitachi Metals Ltd.	50,000	864,895
JFE Holdings, Inc.	92,900	1,976,821
JSR Corp.	89,800	1,606,314
Kaneka Corp.	31,000	164,031
Kansai Paint Co., Ltd.	44,000	701,049
Kobe Steel Ltd.	898,000	1,430,021
Kuraray Co. Ltd.	89,800	1,093,323
Maruichi Steel Tube Ltd.	4,600	101,004
Mitsubishi Chemical Holdings Corp.	449,000	2,313,380
Mitsubishi Gas Chemical Co., Inc.	15,000	85,815
Mitsubishi Materials Corp.	136,000	427,417
Mitsui Chemicals, Inc.	91,000	254,556
Mitsui Mining & Smelting Co., Ltd.	67,000	172,179
Nippon Kayaku Co., Ltd.	14,000	171,513
Nippon Paint Holdings Co., Ltd.	48,000	1,241,606
Nippon Paper Industries Co., Ltd.	12,100	176,680
Nippon Shokubai Co., Ltd.	15,000	187,176
Nippon Steel & Sumitomo Metal Corp.	1,796,000	4,627,517
Nissan Chemical Industries Ltd.	11,200	207,231
Nisshin Steel Co., Ltd.	15,900	149,374
Nitto Denko Corp.	32,100	1,693,915
Oji Holdings Corp.	121,000	424,114
Shin-Etsu Chemical Co., Ltd.	89,800	6,045,431
Sumitomo Chemical Co., Ltd.	247,000	934,432
Sumitomo Metal Mining Co., Ltd.	105,000	1,607,490
Sumitomo Osaka Cement Co., Ltd.	50,000	141,130
Taiheiyo Cement Corp.	194,000	608,063
Taiyo Nippon Sanso Corp.	18,000	212,023
Teijin Ltd.	131,000	355,411
Toray Industries, Inc.	265,000	2,083,203
Tosoh Corp.	37,000	170,215
Toyobo Co., Ltd.	109,000	153,372
Ube Industries Ltd.	122,000	174,748
Zeon Corp.	28,000	271,306

		37,578,949

Media 0.1%
Dentsu, Inc.	28,400	1,067,228
Hakuhodo DY Holdings, Inc.	179,600	1,746,290
Shochiku Co., Ltd.	28,000	248,658
Toho Co., Ltd.	21,800	486,016

		3,548,192

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	449,000	6,457,792
Chugai Pharmaceutical Co., Ltd.	45,100	1,221,692
Daiichi Sankyo Co., Ltd.	112,800	1,662,751
Eisai Co., Ltd.	49,100	1,760,294
Hisamitsu Pharmaceutical Co., Inc.	10,400	316,333
Kaken Pharmaceutical Co., Ltd.	10,000	212,327
KYORIN Holdings, Inc.	7,400	144,028
Mitsubishi Tanabe Pharma Corp.	89,800	1,369,491
Nippon Shinyaku Co., Ltd.	12,000	349,328
Ono Pharmaceutical Co., Ltd.	13,200	1,129,983
Otsuka Holdings Co., Ltd.	89,800	2,839,234
Rohto Pharmaceutical Co., Ltd.	20,000	260,353
Santen Pharmaceutical Co., Ltd.	8,300	464,355
Sawai Pharmaceutical Co., Ltd.	3,800	225,403
Shionogi & Co., Ltd.	59,400	1,477,931
Sumitomo Dainippon Pharma Co., Ltd.	36,300	375,280
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	161,014
Takeda Pharmaceutical Co., Ltd.	139,000	5,823,044
Tsumura & Co.	8,400	188,900

		26,439,533

Real Estate 0.7%
Aeon Mall Co., Ltd.	8,200	139,839
Daikyo, Inc.	250,000	431,815
Daito Trust Construction Co., Ltd.	11,900	1,343,556
Daiwa House Industry Co., Ltd.	118,800	2,262,690
Hulic Co., Ltd.	45,500	470,009
Mitsubishi Estate Co., Ltd.	209,711	4,720,419
Mitsui Fudosan Co., Ltd.	167,000	4,827,008

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nomura Real Estate Holdings, Inc.	6,500	119,392
NTT Urban Development Corp.	89,800	923,839
Sumitomo Real Estate Sales Co., Ltd.	10,700	237,197
Sumitomo Realty & Development Co., Ltd.	64,000	2,210,086
Tokyo Tatemono Co., Ltd.	67,000	534,600
Tokyu Fudosan Holdings Corp.	89,800	641,618

		18,862,068

Retailing 0.5%
Aoyama Trading Co., Ltd.	19,100	414,556
Don Quijote Holdings Co., Ltd.	11,100	692,084
Fast Retailing Co., Ltd.	8,700	3,167,068
Isetan Mitsukoshi Holdings Ltd.	129,500	1,701,062
J Front Retailing Co., Ltd.	37,000	474,171
Marui Group Co., Ltd.	89,800	786,133
Nitori Holdings Co., Ltd.	13,000	720,731
Rakuten, Inc.	179,600	2,419,686
Ryohin Keikaku Co., Ltd.	2,800	328,163
Sanrio Co., Ltd.	19,400	512,441
Shimamura Co., Ltd.	2,900	242,634
Start Today Co., Ltd.	5,300	114,453
Takashimaya Co., Ltd.	65,000	544,382
USS Co., Ltd.	89,800	1,296,098
Yamada Denki Co., Ltd.	173,600	571,914

		13,985,576

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	72,400	864,395
Disco Corp.	4,400	349,598
Rohm Co., Ltd.	13,500	873,573
Sumco Corp.	18,400	234,564
Tokyo Electron Ltd.	24,400	1,662,576

		3,984,706

Software & Services 0.4%
Dena Co., Ltd.	19,200	237,806
Fujitsu Ltd.	355,000	2,028,272
Gree, Inc.	51,900	348,522
Kakaku.com, Inc.	17,900	273,436
Konami Corp.	24,500	463,020
Nexon Co., Ltd.	24,900	235,814
Nintendo Co., Ltd.	20,800	2,411,493
Nomura Research Institute Ltd.	23,700	738,846
NTT Data Corp.	26,600	1,015,276
Obic Co., Ltd.	19,400	618,688
Otsuka Corp.	14,500	499,073
Square Enix Holdings Co., Ltd.	21,300	416,363
Trend Micro, Inc.	17,000	516,367
Yahoo Japan Corp.	269,400	982,855

		10,785,831

Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	34,300	686,087
Anritsu Corp.	55,400	384,628
Azbil Corp.	7,200	169,801
Brother Industries Ltd.	63,600	1,188,565
Canon, Inc.	197,900	6,338,770
Citizen Holdings Co., Ltd.	32,700	252,927
FUJIFILM Holdings Corp.	89,800	2,977,696
Hamamatsu Photonics K.K.	25,000	1,263,850
Hirose Electric Co., Ltd.	4,200	530,817
Hitachi Ltd.	898,000	6,934,465
Hoya Corp.	89,800	3,192,956
Ibiden Co., Ltd.	6,600	98,039
Japan Aviation Electronics Industry Ltd.	17,000	378,860
Japan Display, Inc. *	97,500	322,029
Keyence Corp.	8,500	3,926,107
Konica Minolta, Inc.	70,000	816,278
Kyocera Corp.	56,000	2,741,846
Murata Manufacturing Co., Ltd.	34,700	3,749,653
NEC Corp.	446,000	1,401,677
Omron Corp.	32,700	1,520,866
Ricoh Co., Ltd.	115,800	1,254,252
Seiko Epson Corp.	26,200	1,264,911
Shimadzu Corp.	29,000	286,860
Taiyo Yuden Co., Ltd.	17,700	200,138
TDK Corp.	20,800	1,253,065
Topcon Corp.	5,100	113,400
Yaskawa Electric Corp.	44,000	570,923
Yokogawa Electric Corp.	90,800	1,142,985

		44,962,451

Telecommunication Services 0.9%
KDDI Corp.	94,700	6,067,311
Nippon Telegraph & Telephone Corp.	67,100	3,590,615
NTT DOCOMO, Inc.	269,400	4,202,672
SoftBank Corp.	164,100	11,010,054

		24,870,652

Transportation 1.0%
Central Japan Railway Co.	35,500	5,167,144
East Japan Railway Co.	89,800	6,731,690
Hankyu Hanshin Holdings, Inc.	219,000	1,204,929
Japan Airlines Co., Ltd.	17,300	508,716
Kawasaki Kisen Kaisha Ltd.	135,000	353,751
Keikyu Corp.	100,000	764,208
Keio Corp.	145,000	1,066,563
Kintetsu Corp.	332,000	1,121,726
Mitsui OSK Lines Ltd.	312,000	988,431
Nagoya Railroad Co., Ltd.	100,000	387,581
Nippon Express Co., Ltd.	108,000	518,684
Nippon Yusen K.K.	320,000	903,231
Odakyu Electric Railway Co., Ltd.	90,000	824,283
Tobu Railway Co., Ltd.	229,000	1,032,270
Tokyu Corp.	192,000	1,159,911
West Japan Railway Co.	47,400	2,262,867
Yamato Holdings Co., Ltd.	89,800	2,025,863

		27,021,848

Utilities 0.5%
Chubu Electric Power Co., Inc. *	179,600	2,100,390
Electric Power Development Co., Ltd.	11,000	380,924
Hokkaido Electric Power Co., Inc. *	31,700	259,615
Hokuriku Electric Power Co.	89,800	1,149,313
Kyushu Electric Power Co., Inc. *	89,800	920,056
Osaka Gas Co., Ltd.	281,000	1,074,659
The Chugoku Electric Power Co., Inc.	90,400	1,166,894
The Kansai Electric Power Co., Inc. *	179,600	1,802,280
Toho Gas Co., Ltd.	135,000	708,640
Tohoku Electric Power Co., Inc.	89,800	1,040,359

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Electric Power Co., Inc. *	269,400	985,125
Tokyo Gas Co., Ltd.	352,000	1,919,488

		13,507,743

		538,044,670

Netherlands 2.5%

Banks 0.3%
ING Groep N.V. CVA *	652,846	9,587,391

Capital Goods 0.3%
Boskalis Westminster N.V.	7,184	404,136
Koninklijke Philips N.V.	199,356	6,028,025
OCI N.V. *	11,674	419,647

		6,851,808

Commercial & Professional Services 0.0%
Randstad Holding N.V.	26,042	1,288,383

Energy 0.1%
Koninklijke Vopak N.V.	19,177	965,843
SBM Offshore N.V. *	35,920	486,307

		1,452,150

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	118,142	2,092,136

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	19,756	1,354,338
Heineken N.V.	49,390	3,894,431
Unilever N.V. CVA	290,099	11,845,905

		17,094,674

Insurance 0.1%
Aegon N.V.	361,894	2,848,142

Materials 0.3%
Akzo Nobel N.V.	41,308	2,861,151
ArcelorMittal	177,804	2,186,669
Koninklijke DSM N.V.	33,226	2,189,938

		7,237,758

Media 0.2%
Altice S.A. *	8,082	545,080
Reed Elsevier N.V.	124,822	3,076,396
Wolters Kluwer N.V.	53,880	1,582,849

		5,204,325

Real Estate 0.2%
Unibail-Rodamco SE	19,756	5,233,622

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	64,656	6,845,645

Software & Services 0.0%
Gemalto N.V.	13,470	1,147,255

Telecommunication Services 0.1%
Koninklijke KPN N.V.	541,837	1,803,534

Transportation 0.0%
TNT Express N.V.	80,820	546,088

		69,232,911

New Zealand 0.2%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	167,028	515,290

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	35,022	220,213

Materials 0.0%
Fletcher Building Ltd.	93,392	600,431

Real Estate 0.0%
Kiwi Income Property Trust	457,980	431,417

Software & Services 0.0%
Xero Ltd. *	9,878	131,667

Telecommunication Services 0.1%
Spark New Zealand Ltd.	357,404	858,520

Transportation 0.1%
Auckland International Airport Ltd.	468,756	1,424,058

Utilities 0.0%
Contact Energy Ltd.	121,917	586,671

		4,768,267

Norway 0.6%

Banks 0.1%
DNB A.S.A.	208,336	3,464,411

Energy 0.2%
Akastor A.S.A.	25,179	75,797
Aker Solutions A.S.A. *	25,179	151,307
Seadrill Ltd.	62,860	901,737
Statoil A.S.A.	176,008	3,328,798
Subsea 7 S.A.	61,962	618,218

		5,075,857

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	179,600	1,338,184

Insurance 0.0%
Gjensidige Forsikring A.S.A.	39,512	678,475

Materials 0.1%
Norsk Hydro A.S.A.	150,864	884,617
Yara International A.S.A.	31,857	1,356,430

		2,241,047

Media 0.0%
Schibsted A.S.A.	16,164	1,064,780

Telecommunication Services 0.1%
Telenor A.S.A.	115,842	2,448,839

		16,311,593

Portugal 0.1%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	7,530,628	779,209
Banco Espirito Santo S.A. - Reg’d *(b)(c)	505,213	—

		779,209

Energy 0.0%
Galp Energia, SGPS, S.A.	88,902	1,086,130

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	34,124	64,194

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
EDP - Energias de Portugal S.A.	455,286	1,872,453

		3,801,986

Republic of Korea 3.6%

Automobiles & Components 0.4%
Hankook Tire Co., Ltd.	7,937	392,570
Hyundai Mobis Co., Ltd.	12,816	2,857,125
Hyundai Motor Co.	25,146	4,062,579
Hyundai Wia Corp.	2,062	328,483
Kia Motors Corp.	44,164	2,220,258

		9,861,015

Banks 0.4%
BS Financial Group, Inc.	24,800	351,424
Hana Financial Group, Inc.	45,828	1,398,065
KB Financial Group, Inc. ADR	89,800	3,136,714
Kyongnam Bank *	3,021	34,765
Shinhan Financial Group Co., Ltd. ADR	106,092	4,726,398

		9,647,366

Capital Goods 0.3%
CJ Corp.	4,000	584,864
Daelim Industrial Co., Ltd.	3,415	208,053
Daewoo Engineering & Construction Co., Ltd. *	75,000	425,786
Daewoo International Corp.	5,027	155,173
Doosan Corp.	1,746	182,014
Doosan Heavy Industries & Construction Co., Ltd.	14,480	341,106
GS Engineering & Construction Corp. *	5,464	131,921
Hyundai Development Co-Engineering & Construction	6,700	214,676
Hyundai Engineering & Construction Co., Ltd.	20,409	825,239
Hyundai Heavy Industries Co., Ltd.	7,964	887,724
Hyundai Mipo Dockyard Co., Ltd.	1,366	94,811
KCC Corp.	1,332	662,423
KEPCO Engineering & Construction Co., Inc.	2,732	145,483
LG Corp.	13,525	794,691
LG Hausys Ltd.	1,709	238,314
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	25,140	1,631,451
Samsung Engineering Co., Ltd. *	6,147	271,856
Samsung Heavy Industries Co., Ltd.	28,686	559,247
Samsung Techwin Co., Ltd.	4,690	119,160
SK Holdings Co., Ltd.	3,220	494,066

		8,968,058

Commercial & Professional Services 0.0%
S-1 Corp.	6,932	474,250

Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	10,500	818,810
LG Electronics, Inc.	24,304	1,395,130

		2,213,940

Consumer Services 0.0%
Hotel Shilla Co., Ltd.	6,804	549,626
Kangwon Land, Inc.	24,840	733,127

		1,282,753

Diversified Financials 0.1%
Daewoo Securities Co., Ltd. *	53,600	527,316
Korea Investment Holdings Co., Ltd.	13,000	673,496
Samsung Card Co., Ltd.	6,960	301,216
Samsung Securities Co., Ltd.	14,820	660,777

		2,162,805

Energy 0.1%
GS Holdings Corp.	14,877	558,584
S-Oil Corp.	3,415	129,764
SK Innovation Co., Ltd.	9,562	739,621

		1,427,969

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	4,879	968,798

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	541,631
KT&G Corp.	18,630	1,629,358
Lotte Confectionery Co., Ltd.	300	538,833
Orion Corp.	464	409,578

		3,119,400

Household & Personal Products 0.1%
Amorepacific Corp.	704	1,588,519
AMOREPACIFIC Group	700	734,149
LG Household & Health Care Ltd.	2,320	1,304,535

		3,627,203

Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	652,393
Hanwha Life Insurance Co., Ltd.	20,000	151,992
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	144,321
Samsung Fire & Marine Insurance Co., Ltd.	6,700	1,874,633
Samsung Life Insurance Co., Ltd.	13,416	1,477,280

		4,300,619

Materials 0.3%
Hanwha Chemical Corp.	9,562	108,742
Hyosung Corp.	7,728	483,371
Korea Zinc Co., Ltd.	1,524	588,032
Kumho Petrochemical Co., Ltd.	4,781	340,899
LG Chem Ltd.	7,620	1,420,217
OCI Co., Ltd. *	3,415	261,993
POSCO ADR	70,232	4,775,776
Samsung Fine Chemicals Co., Ltd.	4,781	147,579

		8,126,609

Media 0.0%
Cheil Worldwide, Inc. *	10,000	168,329

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	12,586	452,685
Yuhan Corp.	1,366	214,526

		667,211

Retailing 0.0%
Hyundai Department Store Co., Ltd.	2,016	233,816

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lotte Shopping Co., Ltd.	2,388	646,599

		880,415

Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc. *	92,560	4,014,178

Software & Services 0.2%
Daum Communications Corp.	3,350	443,563
NAVER Corp.	4,748	3,239,756
NCSoft Corp.	2,010	289,359
NHN Entertainment Corp. *	2,478	164,611
Samsung SDS Co., Ltd. *	5,160	1,616,066
SK C&C Co., Ltd.	2,800	563,563

		6,316,918

Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. ADR *	89,800	1,375,736
Samsung Electronics Co., Ltd. GDR	39,195	22,576,320
Samsung SDI Co., Ltd.	11,303	1,367,031

		25,319,087

Telecommunication Services 0.1%
KT Corp. ADR	61,962	914,559
LG Uplus Corp.	37,570	367,918
SK Telecom Co., Ltd. ADR	89,800	2,544,034

		3,826,511

Transportation 0.1%
CJ Korea Express Co., Ltd. *	3,145	557,780
Hyundai Glovis Co., Ltd.	2,135	535,701
Hyundai Merchant Marine Co., Ltd. *	13,216	115,824
Korean Air Lines Co., Ltd. *	4,781	181,238

		1,390,543

Utilities 0.1%
Korea Electric Power Corp. ADR	89,800	1,861,554
Korea Gas Corp. *	3,633	188,544

		2,050,098

		100,814,075

Singapore 1.3%

Banks 0.4%
DBS Group Holdings Ltd.	293,000	4,457,376
Oversea-Chinese Banking Corp., Ltd.	527,250	4,239,034
United Overseas Bank Ltd.	188,000	3,461,450

		12,157,860

Capital Goods 0.2%
COSCO Corp. Singapore Ltd. (a)	436,000	202,363
Keppel Corp., Ltd.	245,000	1,691,599
Noble Group Ltd.	898,181	844,090
Singapore Technologies Engineering Ltd.	432,000	1,116,870
Yangzijiang Shipbuilding Holdings Ltd.	69,000	64,845

		3,919,767

Consumer Services 0.0%
Genting Singapore plc	1,098,000	960,276

Diversified Financials 0.0%
Singapore Exchange Ltd.	32,000	179,701

Food & Staples Retailing 0.0%
Olam International Ltd.	524,000	868,308

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,796,000	633,801
Indofood Agri Resources Ltd.	898,000	520,130
Wilmar International Ltd.	266,000	655,052

		1,808,983

Media 0.0%
Singapore Press Holdings Ltd. (a)	270,000	888,608

Real Estate 0.3%
CapitaCommercial Trust	898,000	1,160,821
CapitaLand Ltd.	898,000	2,287,196
CapitaMall Trust	898,000	1,364,050
City Developments Ltd.	84,000	648,285
Global Logistic Properties Ltd.	531,000	1,067,296
Wing Tai Holdings Ltd.	970,000	1,279,939

		7,807,587

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	73,000	428,984

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,377,000	4,119,908

Transportation 0.1%
ComfortDelGro Corp., Ltd.	898,000	1,791,178
Hutchison Port Holdings Trust	898,000	615,130
Singapore Post Ltd.	898,000	1,329,605

		3,735,913

		36,875,895

Spain 3.0%

Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,015,638	10,936,958
Banco de Sabadell S.A.	664,080	1,888,383
Banco Popular Espanol S.A.	284,121	1,565,561
Banco Santander S.A.	2,137,240	19,314,159
Bankia S.A. *	807,605	1,419,589
Bankinter S.A.	104,168	935,908
CaixaBank S.A.	334,056	1,849,458

		37,910,016

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	35,920	1,272,414
Ferrovial S.A.	90,698	1,863,371
Zardoya Otis S.A.	26,986	288,313

		3,424,098

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	7,184	366,298

Energy 0.2%
Repsol S.A.	193,968	4,364,673

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	98,780	688,375

Insurance 0.0%
Mapfre S.A.	132,904	488,936

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Mediaset Espana Comunicacion S.A. *	24,246	298,575

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	43,104	1,925,077

Retailing 0.2%
Inditex S.A.	211,130	6,162,948

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	70,044	2,795,560

Telecommunication Services 0.4%
Telefonica S.A.	720,353	11,566,598

Transportation 0.1%
Abertis Infraestructuras S.A.	67,350	1,444,983

Utilities 0.4%
Acciona S.A. *	5,849	434,145
Enagas S.A.	40,410	1,356,656
Gas Natural SDG S.A.	96,086	2,728,716
Iberdrola S.A.	855,794	6,343,640
Red Electrica Corp. S.A.	14,423	1,324,618

		12,187,775

		83,623,912

Sweden 2.7%

Banks 0.7%
Nordea Bank AB	563,944	7,058,867
Skandinaviska Enskilda Banken AB, A Shares	293,646	3,886,660
Svenska Handelsbanken AB, A Shares	106,862	5,229,732
Swedbank AB, A Shares	157,150	4,130,469

		20,305,728

Capital Goods 0.7%
Alfa Laval AB	63,758	1,271,407
Assa Abloy AB, B Shares	52,414	2,853,862
Atlas Copco AB, A Shares	121,230	3,502,392
Atlas Copco AB, B Shares	78,126	2,079,679
Sandvik AB	167,028	1,752,897
Skanska AB, B Shares	78,126	1,685,999
SKF AB, B Shares	84,412	1,742,254
Trelleborg AB, B Shares	4,490	73,125
Volvo AB, B Shares	264,012	2,894,876

		17,856,491

Commercial & Professional Services 0.0%
Securitas AB, B Shares	88,902	1,075,750

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	54,778	1,631,143
Husqvarna AB, B Shares	25,260	186,347

		1,817,490

Diversified Financials 0.2%
Industrivarden AB, A Shares	52,084	985,424
Investment AB Kinnevik, B Shares	25,144	874,071
Investor AB, B Shares	96,984	3,650,307

		5,509,802

Energy 0.0%
Lundin Petroleum AB *	35,945	507,642

Food, Beverage & Tobacco 0.1%
Swedish Match AB	59,380	2,054,630

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	25,144	256,782
Getinge AB, B Shares	37,716	874,747

		1,131,529

Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	103,270	2,440,935

Materials 0.0%
Boliden AB	34,124	577,759
Holmen AB, B Shares	9,878	333,828

		911,587

Media 0.0%
Modern Times Group MTG AB, B Shares	10,776	343,759

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	30,532	438,580

Retailing 0.3%
Hennes & Mauritz AB, B Shares	169,200	7,261,920

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	44,002	1,401,319
Telefonaktiebolaget LM Ericsson, B Shares	506,472	6,390,535

		7,791,854

Telecommunication Services 0.1%
Tele2 AB, B Shares	81,718	1,060,196
TeliaSonera AB	386,140	2,760,404

		3,820,600

		73,268,297

Switzerland 8.0%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	898	493,970

Capital Goods 0.6%
ABB Ltd. - Reg’d *	460,674	10,370,544
Geberit AG - Reg’d	8,980	3,137,175
Schindler Holding AG	10,776	1,541,186
Schindler Holding AG - Reg’d	8,122	1,138,007
Sulzer AG - Reg’d	2,694	301,695

		16,488,607

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	30,532	2,150,074
DKSH Holding AG	7,184	551,382
SGS S.A. - Reg’d	898	1,947,919

		4,649,375

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg’d	90,698	8,552,064
The Swatch Group AG	6,286	3,115,272
The Swatch Group AG - Reg’d	13,028	1,202,741

		12,870,077

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	231,460	6,202,696

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GAM Holding AG *	34,124	605,626
Julius Baer Group Ltd. *	53,170	2,415,965
Pargesa Holding S.A.	4,490	358,361
UBS AG - Reg’d *	685,344	12,376,736

		21,959,384

Energy 0.0%
Transocean Ltd.	61,962	1,315,768

Food, Beverage & Tobacco 1.6%
Aryzta AG *	17,062	1,365,314
Chocoladefabriken Lindt & Sprungli AG - Reg’d	14	838,693
Nestle S.A. - Reg’d	579,210	43,613,581

		45,817,588

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,878	1,498,872

Insurance 0.6%
Baloise Holding AG - Reg’d	8,082	1,058,587
Swiss Life Holding AG - Reg’d *	3,193	733,711
Swiss Re AG *	68,248	5,850,840
Zurich Insurance Group AG *	26,940	8,466,458

		16,109,596

Materials 0.5%
Clariant AG - Reg’d *	14,388	261,328
Givaudan S.A. - Reg’d *	2,694	4,814,809
Holcim Ltd. - Reg’d *	38,614	2,859,480
Sika AG	48	183,232
Syngenta AG - Reg’d	17,960	5,933,231

		14,052,080

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Actelion Ltd. - Reg’d *	20,654	2,463,046
Galenica AG - Reg’d	445	379,878
Lonza Group AG - Reg’d *	7,184	847,019
Novartis AG - Reg’d	420,264	40,783,273
Roche Holding AG	125,720	37,761,669

		82,234,885

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	13,470	1,041,531

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,914	2,991,241

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	8,980	1,212,556

		222,735,530

United Kingdom 18.0%

Automobiles & Components 0.1%
GKN plc	295,442	1,597,624

Banks 2.4%
Barclays plc	2,800,367	10,751,093
HSBC Holdings plc	3,464,484	34,560,798
Lloyds Banking Group plc *	9,691,216	12,194,667
Royal Bank of Scotland Group plc *	353,872	2,190,679
Standard Chartered plc	373,888	5,486,978

		65,184,215

Capital Goods 0.8%
Ashtead Group plc	92,494	1,526,722
BAE Systems plc	606,150	4,566,897
Bunzl plc	48,492	1,356,305
Cobham plc	175,110	827,081
IMI plc	58,821	1,087,898
Meggitt plc	114,944	905,441
Melrose Industries plc	265,808	1,076,887
Rolls-Royce Holdings plc *	358,302	4,727,428
Smiths Group plc	82,616	1,496,936
The Weir Group plc	32,328	949,768
Travis Perkins plc	44,002	1,245,192
Wolseley plc	53,939	3,032,516

		22,799,071

Commercial & Professional Services 0.3%
Aggreko plc	46,089	1,106,484
Babcock International Group plc	62,123	1,106,162
Capita plc	112,250	1,880,944
Experian plc	176,906	2,806,453
G4S plc	255,032	1,103,922
Intertek Group plc	22,450	820,935
Rentokil Initial plc	400,508	747,014
Serco Group plc	64,757	177,777

		9,749,691

Consumer Durables & Apparel 0.3%
Barratt Developments plc	76,119	548,706
Berkeley Group Holdings plc	45,798	1,841,103
Burberry Group plc	108,275	2,797,808
Persimmon plc *	21,208	509,152
Taylor Wimpey plc	628,600	1,321,091

		7,017,860

Consumer Services 0.5%
Carnival plc	23,675	1,045,550
Compass Group plc	281,561	4,806,232
InterContinental Hotels Group plc	39,904	1,693,525
Merlin Entertainments plc (g)	45,898	272,420
TUI Travel plc	176,906	1,232,013
Whitbread plc	36,818	2,644,811
William Hill plc	254,370	1,334,494

		13,029,045

Diversified Financials 0.3%
3i Group plc	193,070	1,342,467
Aberdeen Asset Management plc	248,162	1,748,465
Ashmore Group plc	61,962	298,579
Hargreaves Lansdown plc	41,308	631,055
ICAP plc	149,966	978,873
Investec plc	70,942	657,705
London Stock Exchange Group plc	22,822	805,946
Schroders plc	27,838	1,174,904

		7,637,994

Energy 2.6%
Amec Foster Wheeler plc	59,268	867,372
BG Group plc	601,745	8,483,152
BP plc	3,389,052	22,301,807
John Wood Group plc	90,698	840,153
Petrofac Ltd.	46,696	603,309
Royal Dutch Shell plc, A Shares	690,963	23,075,419
Royal Dutch Shell plc, B Shares	442,824	15,416,166

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tullow Oil plc	177,804	1,186,197

		72,773,575

Food & Staples Retailing 0.2%
J Sainsbury plc (a)	284,148	1,038,607
Tesco plc	1,418,840	4,142,873
William Morrison Supermarkets plc	474,144	1,325,422

		6,506,902

Food, Beverage & Tobacco 2.4%
Associated British Foods plc	66,452	3,333,272
British American Tobacco plc	323,362	19,215,395
Coca-Cola HBC AG CDI *	35,920	816,787
Diageo plc	449,000	13,929,534
Imperial Tobacco Group plc	177,804	8,242,121
SABMiller plc	188,720	10,533,226
Tate & Lyle plc	98,780	933,581
Unilever plc	226,346	9,591,939

		66,595,855

Health Care Equipment & Services 0.1%
Smith & Nephew plc	152,660	2,653,713

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	125,720	10,346,248

Insurance 1.1%
Admiral Group plc	12,572	244,136
Aviva plc	503,778	4,007,824
Direct Line Insurance Group plc	263,114	1,213,487
Friends Life Group Ltd.	355,932	2,057,949
Legal & General Group plc	1,180,870	4,562,228
Old Mutual plc	926,887	2,907,458
Prudential plc	508,368	12,324,092
RSA Insurance Group plc *	137,972	1,011,645
St. James’s Place plc	61,962	770,463
Standard Life plc	382,548	2,540,140

		31,639,422

Materials 1.6%
Anglo American plc	248,746	5,147,887
Antofagasta plc	46,696	538,955
BHP Billiton plc	391,528	9,301,525
CRH plc	131,108	3,102,412
Croda International plc	29,261	1,124,526
Fresnillo plc	22,450	250,324
Glencore plc *	1,792,421	8,993,698
Johnson Matthey plc	35,064	1,826,373
Mondi plc	52,084	893,150
Polymetal International plc	14,368	134,781
Randgold Resources Ltd.	15,266	1,016,779
Rexam plc	148,523	1,052,258
Rio Tinto plc	233,832	10,958,317
Vedanta Resources plc	17,062	194,922

		44,535,907

Media 0.6%
Daily Mail & General Trust plc, A Shares	39,512	521,011
Informa plc	70,044	528,498
ITV plc	820,772	2,753,264
Pearson plc	127,516	2,458,264
Reed Elsevier plc	187,682	3,271,324
Sky plc	181,541	2,649,698
WPP plc	251,135	5,270,087

		17,452,146

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	225,543	16,883,521
GlaxoSmithKline plc	878,244	20,424,311
Hikma Pharmaceuticals plc	8,980	275,778
Shire plc	113,148	8,074,798

		45,658,408

Real Estate 0.3%
Hammerson plc	190,376	1,857,402
Intu Properties plc	193,968	1,084,133
Land Securities Group plc	140,986	2,623,000
Segro plc	176,906	1,086,843
The British Land Co. plc	246,052	2,959,333

		9,610,711

Retailing 0.3%
Kingfisher plc	478,634	2,338,643
Marks & Spencer Group plc	292,748	2,239,568
Next plc	28,736	3,048,888
Sports Direct International plc *	18,859	195,073

		7,822,172

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	247,948	3,550,995

Software & Services 0.1%
The Sage Group plc	219,260	1,397,868

Telecommunication Services 1.0%
BT Group plc	1,341,612	8,618,434
Inmarsat plc	78,126	972,065
Vodafone Group plc	4,823,648	17,672,762

		27,263,261

Transportation 0.1%
easyJet plc	33,226	860,115
International Consolidated Airlines Group S.A. *	206,540	1,479,793
Royal Mail plc	95,811	626,888

		2,966,796

Utilities 0.8%
Centrica plc	885,853	3,948,229
Drax Group plc	65,554	625,718
National Grid plc	665,516	9,692,755
Severn Trent plc	45,798	1,465,280
SSE plc	189,478	4,866,407
United Utilities Group plc	113,148	1,604,505

		22,202,894

		499,992,373

Total Common Stock
(Cost $2,570,651,879)		2,745,464,424

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	28,736	2,509,094
Volkswagen AG	28,746	6,636,862

		9,145,956

 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	26,940	2,996,431

		12,142,387

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(b)(c)	31,888,080	49,938

Total Preferred Stock
(Cost $10,469,429)		12,192,325

Rights 0.0% of net assets

Australia 0.0%

Commercial & Professional Services 0.0%
Harvey Norman Holdings Ltd. *	5,510	8,466

Spain 0.0%

Banks 0.0%
CaixaBank S.A. *	334,056	22,488

Total Rights
(Cost $20,773)		30,954

Other Investment Companies 0.2% of net assets

United States 0.2%

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	3,066,489	3,066,489

Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	2,196,911	2,196,911

Total Other Investment Companies
(Cost $5,263,400)		5,263,400

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.01%, 12/18/14 (e)(f)	348,000	347,998

Total Short-Term Investment
(Cost $347,998)		347,998

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $2,587,649,979 and the unrealized appreciation and depreciation were $317,508,272 and ($141,859,150), respectively, with a net unrealized appreciation of $175,649,122.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,857,723.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $49,938 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $272,420 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 12/19/14	25	2,295,500	29,797

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

18

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,745,464,424	$—	$—	$2,745,464,424
Preferred Stock[1]	12,142,387	—	—	12,142,387
United Kingdom[1]	—	—	49,938	49,938
Rights[1]	30,954	—	—	30,954
Other Investment Companies[1]	5,263,400	—	—	5,263,400
Short-Term Investment[1]	—	347,998	—	347,998

Total	$2,762,901,165	$347,998	$49,938	$2,763,299,101

Other Financial Instruments
Futures Contracts[2]	$29,797	$—	$—	$29,797

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$331,291	$10,065	($10,519)	$—	($217,284)	$—	($113,553)	$—
Preferred Stock
United Kingdom	—	—	(1,248)	51,186	—	—	—	49,938
Rights
Singapore	85,210	—	(85,210)	—	—	—	—	—

Total	$416,501	$10,065	($96,977)	$51,186	($217,284)	$—	($113,553)	$49,938

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 1. Transfers from Level 3 to Level 1 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG54094NOV14

20

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	365,107,118	379,930,441
0.3%		Preferred Stock	1,084,089	1,227,040
0.1%		Rights	127,325	160,318
1.1%		Other Investment Companies	3,747,578	4,195,187

100.4%		Total Investments	370,066,110	385,512,986
(0	.4)%	Other Assets and Liabilities, Net		(1,422,235)

100.0%		Net Assets		384,090,751

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 4.9%

Automobiles & Components 0.0%
ARB Corp., Ltd.	14,509	141,171

Capital Goods 0.2%
Bradken Ltd.	55,594	172,242
Cardno Ltd. (c)	38,400	105,533
Monadelphous Group Ltd. (c)	28,202	219,041
Seven Group Holdings Ltd.	31,342	159,700
UGL Ltd.	43,428	76,726

		733,242

Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	28,892	117,625
McMillan Shakespeare Ltd.	14,509	128,788
Mineral Resources Ltd.	33,364	217,273
SAI Global Ltd.	62,707	207,124
Transfield Services Ltd. *	147,665	237,571
Transpacific Industries Group Ltd.	290,251	226,672
Veda Group Ltd.	135,280	264,407

		1,399,460

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	112,342	62,325
G.U.D. Holdings Ltd.	39,742	242,187

		304,512

Consumer Services 0.5%
Ainsworth Game Technology Ltd.	36,783	70,323
Ardent Leisure Group	78,374	202,684
Domino’s Pizza Enterprises Ltd.	12,506	261,510
G8 Education Ltd.	96,735	367,407
Invocare Ltd.	26,753	267,154
Navitas Ltd.	83,642	359,084
Retail Food Group Ltd.	21,940	105,801
Slater & Gordon Ltd.	36,420	191,791
Vocation Ltd.	40,270	17,185

		1,842,939

Diversified Financials 0.2%
BT Investment Management Ltd.	24,180	139,717
FlexiGroup Ltd.	78,374	203,352
Magellan Financial Group Ltd.	18,977	232,263
OzForex Group Ltd.	58,351	132,475

		707,807

Energy 0.3%
AWE Ltd. *	166,708	198,488
Beach Energy Ltd.	328,895	287,730
Drillsearch Energy Ltd. *(c)	96,268	74,770
Horizon Oil Ltd. *(c)	249,178	42,535
Karoon Gas Australia Ltd. *	68,366	163,965
Liquefied Natural Gas Ltd. *(c)	93,655	259,787
Paladin Energy Ltd. *	206,497	66,092
Senex Energy Ltd. *	217,032	62,054
Sundance Energy Australia Ltd. *	116,357	69,517

		1,224,938

Food, Beverage & Tobacco 0.1%
Australian Agricultural Co., Ltd. *	72,550	94,121
GrainCorp Ltd., Class A	41,769	289,833
Tassal Group Ltd.	30,230	101,657

		485,611

Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	161,516	115,797
Greencross Ltd.	20,810	147,419
Primary Health Care Ltd.	111,916	448,946
Sigma Pharmaceuticals Ltd.	392,758	246,386

		958,548

Insurance 0.1%
Cover-More Group Ltd.	52,524	98,624
nib Holdings Ltd.	120,920	329,225
Steadfast Group Ltd.	65,546	90,908

		518,757

Materials 0.5%
Atlas Iron Ltd.	312,195	47,963
Independence Group NL	77,664	278,402
Jacana Minerals Ltd. (a)(b)	8,715	1,711
Lynas Corp., Ltd. *	700,393	35,269
Mount Gibson Iron Ltd. (a)	217,678	76,173
Northern Star Resources Ltd.	123,476	123,829
Pact Group Holdings Ltd.	52,030	184,292
PanAust Ltd.	197,696	277,567
Regis Resources Ltd. *	67,120	82,493
Sandfire Resources NL	37,183	145,349
Saracen Mineral Holdings Ltd. *	172,067	35,981
Sirius Resources NL *	64,723	144,179
Sundance Resources Ltd. *	1,330,327	38,605
Syrah Resources Ltd. *	30,230	90,305
TFS Corp., Ltd.	83,250	89,883

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tiger Resources Ltd. *	368,851	50,370
Western Areas Ltd.	57,331	207,961

		1,910,332

Media 0.2%
APN News & Media Ltd. *	165,173	107,846
Nine Entertainment Co. Holdings Ltd.	134,240	230,293
Southern Cross Media Group Ltd.	169,082	145,755
STW Communications Group Ltd.	65,269	64,899
Village Roadshow Ltd.	30,230	188,607

		737,400

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	119,850	66,490
Mesoblast Ltd. *(c)	57,210	200,198
Sirtex Medical Ltd.	10,892	247,189

		513,877

Real Estate 0.6%
Abacus Property Group	134,566	329,626
Aveo Group	113,988	203,334
BWP Trust	186,152	403,557
Charter Hall Group	88,692	346,700
Charter Hall Retail REIT	77,002	272,743
Cromwell Property Group	362,806	311,203
Investa Office Fund	147,200	443,492

		2,310,655

Retailing 0.5%
Automotive Holdings Group Ltd.	105,158	352,727
Breville Group Ltd.	26,149	146,854
JB Hi-Fi Ltd.	27,152	358,505
Myer Holdings Ltd.	200,880	277,751
Pacific Brands Ltd.	364,427	161,740
Premier Investments Ltd.	31,342	271,249
Super Retail Group Ltd.	39,178	252,460

		1,821,286

Software & Services 0.3%
carsales.com Ltd.	62,436	557,404
Iress Ltd.	43,649	368,074
SMS Management & Technology Ltd.	29,018	86,684
UXC Ltd.	83,909	52,638

		1,064,800

Technology Hardware & Equipment 0.0%
Hills Ltd.	46,229	46,953

Telecommunication Services 0.2%
Amcom Telecommunications Ltd.	28,033	54,791
iiNET Ltd.	29,018	199,621
M2 Group Ltd. (c)	40,843	289,682
Vocus Communications Ltd.	20,810	104,792

		648,886

Transportation 0.2%
Mermaid Marine Australia Ltd.	69,899	89,190
Qube Holdings Ltd.	165,460	303,623
Virgin Australia Holdings Ltd. *	628,208	222,513
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		615,326

Utilities 0.2%
DUET Group	304,760	637,276
Energy World Corp. Ltd. *	360,638	121,583

		758,859

		18,745,359

Austria 0.8%

Capital Goods 0.1%
Wienerberger AG	33,880	466,713
Zumtobel Group AG	6,247	123,554

		590,267

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,666	211,545

Materials 0.1%
Mayr Melnhof Karton AG	1,619	168,752
RHI AG	6,787	159,533

		328,285

Real Estate 0.3%
Atrium European Real Estate Ltd. *	67,471	351,759
BUWOG AG *	11,445	216,872
CA Immobilien Anlagen AG *	19,252	380,408
Conwert Immobilien Invest SE *	20,224	245,113
S IMMO AG *	15,662	119,220

		1,313,372

Transportation 0.2%
Flughafen Wien AG	1,157	112,073
Oesterreichische Post AG	11,183	544,825

		656,898

Utilities 0.0%
EVN AG	8,299	106,046

		3,206,413

Belgium 1.7%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	2,029	95,740

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	6,307	776,119
Gimv N.V.	3,623	169,373
KBC Ancora *	4,136	137,463
RHJ International S.A. *	15,154	85,013
Sofina S.A.	5,419	586,791

		1,754,759

Energy 0.0%
Euronav S.A. *	8,752	107,688

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	45,641	109,870
Arseus N.V.	6,710	276,506

		386,376

Materials 0.2%
NV Bekaert S.A.	7,994	272,164
Nyrstar N.V. *	72,845	246,010
Tessenderlo Chemie N.V. *	10,969	283,746

		801,920

Real Estate 0.3%
Befimmo S.A.	5,668	434,842

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cofinimmo S.A.	4,063	474,958
Warehouses De Pauw S.C.A.	2,459	175,838

		1,085,638

Retailing 0.1%
D’Ieteren S.A. N.V.	8,858	344,426

Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	6,446	299,337

Technology Hardware & Equipment 0.1%
Barco N.V.	2,634	188,122
EVS Broadcast Equipment S.A.	4,628	155,343

		343,465

Telecommunication Services 0.0%
Mobistar S.A. *	6,576	157,114

Transportation 0.2%
bpost S.A.	25,325	658,580

Utilities 0.1%
Elia System Operator S.A. N.V.	6,085	305,976

		6,341,019

Canada 17.3%

Automobiles & Components 0.2%
Linamar Corp.	14,600	860,955
Martinrea International, Inc.	6,904	60,972

		921,927

Banks 0.5%
Canadian Western Bank	17,271	546,795
Genworth MI Canada, Inc.	9,686	350,743
Home Capital Group, Inc.	16,687	763,190
Laurentian Bank of Canada	5,256	235,085

		1,895,813

Capital Goods 0.9%
Aecon Group, Inc.	17,271	181,912
ATS Automation Tooling Systems, Inc. *	28,072	355,255
CAE, Inc.	63,639	844,985
MacDonald, Dettwiler & Associates Ltd.	8,692	684,307
Russel Metals, Inc.	17,271	453,037
Toromont Industries Ltd.	20,737	521,949
Westport Innovations, Inc. *	15,662	71,974
WSP Global, Inc.	14,720	451,443

		3,564,862

Commercial & Professional Services 0.7%
Black Diamond Group Ltd.	4,025	63,680
Progressive Waste Solutions Ltd.	33,744	1,029,558
Ritchie Bros. Auctioneers, Inc.	28,778	743,774
Stantec, Inc.	23,880	695,300
Transcontinental, Inc., Class A	15,662	210,841

		2,743,153

Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	7,998	265,840
Gildan Activewear, Inc.	31,342	1,817,438

		2,083,278

Consumer Services 0.3%
Amaya Gaming Group, Inc. *	21,760	739,296
Great Canadian Gaming Corp. *	13,056	252,475

		991,771

Diversified Financials 0.7%
AGF Management Ltd., Class B	17,271	150,861
Canaccord Genuity Group, Inc.	16,621	133,376
Dundee Corp., Class A *	15,060	202,341
Element Financial Corp. *	46,042	584,282
GMP Capital, Inc.	8,466	44,622
Onex Corp.	20,877	1,188,080
TMX Group Ltd.	8,077	364,519

		2,668,081

Energy 4.5%
Advantage Oil & Gas Ltd. *	51,881	232,503
AltaGas Ltd.	31,342	1,164,897
Athabasca Oil Corp. *	99,655	221,990
Bankers Petroleum Ltd. *	62,666	189,056
Baytex Energy Corp.	36,739	779,405
Bellatrix Exploration Ltd. *	30,173	123,312
Birchcliff Energy Ltd. *	31,342	280,092
BlackPearl Resources, Inc. *	94,054	108,056
Bonavista Energy Corp.	47,027	396,755
Bonterra Energy Corp.	5,545	210,567
Calfrac Well Services Ltd.	21,768	232,905
Canadian Energy Services & Technology Corp.	30,214	182,304
Crew Energy, Inc. *	31,689	199,263
Denison Mines Corp. *	156,766	160,856
Enerflex Ltd.	17,271	253,858
Enerplus Corp.	47,027	612,042
Ensign Energy Services, Inc.	36,021	343,704
Gibson Energy, Inc.	31,342	749,019
Gran Tierra Energy, Inc. *	54,670	197,056
Kelt Exploration Ltd. *	26,845	192,582
Keyera Corp.	20,745	1,546,255
Legacy Oil & Gas, Inc. *	33,744	87,005
Lightstream Resources Ltd.	57,542	126,161
Mullen Group Ltd.	17,271	340,497
NuVista Energy Ltd. *	34,570	251,639
Paramount Resources Ltd., A Shares *	14,296	467,402
Parex Resources, Inc. *	24,975	176,101
Parkland Fuel Corp.	16,621	311,211
Pason Systems, Inc.	17,271	392,905
Pengrowth Energy Corp.	124,313	405,564
Peyto Exploration & Development Corp.	31,342	923,012
Precision Drilling Corp.	78,374	510,007
Raging River Exploration, Inc. *	34,340	187,022
Savanna Energy Services Corp.	29,707	121,928
Secure Energy Services, Inc.	23,445	350,159
ShawCor Ltd.	14,039	579,905
Surge Energy, Inc.	50,990	224,038
TORC Oil & Gas Ltd.	20,810	153,851
Trican Well Service Ltd.	35,520	241,109
Trilogy Energy Corp.	18,885	176,884
Trinidad Drilling Ltd.	42,794	227,059
Veresen, Inc.	57,600	903,718
Vermilion Energy, Inc.	24,051	1,123,821
Whitecap Resources, Inc.	48,325	507,301

		17,164,776

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.4%
Empire Co., Ltd., A Shares	11,970	873,094
The Jean Coutu Group PJC, Inc., A Shares	25,076	593,775
The North West Co., Inc.	3,626	77,751

		1,544,620

Food, Beverage & Tobacco 0.2%
Cott Corp.	34,570	227,991
Maple Leaf Foods, Inc.	25,318	417,433

		645,424

Health Care Equipment & Services 0.1%
Extendicare, Inc.	34,570	211,013

Insurance 0.3%
Industrial Alliance Insurance & Financial Services, Inc.	26,112	1,085,700

Materials 2.7%
Alamos Gold, Inc.	35,777	242,854
Argonaut Gold, Inc. *	31,013	49,773
AuRico Gold, Inc.	77,416	260,034
B2Gold Corp. *	233,038	380,137
Canexus Corp.	45,455	143,909
Canfor Corp. *	19,469	469,203
Capstone Mining Corp. *	88,265	147,850
CCL Industries, Inc., Class B	7,667	812,255
Centerra Gold, Inc.	33,560	153,341
China Gold International Resources Corp. Ltd. *	71,910	148,203
Detour Gold Corp. *	39,734	295,500
Dominion Diamond Corp. *	17,271	282,183
Dundee Precious Metals, Inc. *	33,744	84,342
Endeavour Silver Corp. *	15,662	41,207
First Majestic Silver Corp. *	31,342	124,791
HudBay Minerals, Inc.	54,138	409,270
IAMGOLD Corp. *	95,544	187,694
Imperial Metals Corp. *	16,932	135,129
Lundin Mining Corp. *	151,040	721,919
Major Drilling Group International, Inc.	32,956	191,334
Methanex Corp.	22,642	1,142,177
Nevsun Resources Ltd.	47,027	190,129
New Gold, Inc. *	118,062	472,144
NOVAGOLD Resources, Inc. *	78,374	218,574
OceanaGold Corp. *	65,935	120,854
Pan American Silver Corp.	42,421	394,354
Pretium Resources, Inc. *	15,662	86,259
Primero Mining Corp. *	37,460	154,735
SEMAFO, Inc. *	56,217	162,205
Sherritt International Corp.	71,856	163,846
Silver Standard Resources, Inc. *	17,271	87,245
Stella-Jones, Inc.	10,240	314,497
Tahoe Resources, Inc. *	25,548	398,148
Thompson Creek Metals Co., Inc. *	36,849	61,402
Torex Gold Resources, Inc. *	164,463	186,062
West Fraser Timber Co., Ltd.	18,288	952,371

		10,385,930

Media 0.6%
Aimia, Inc.	42,654	542,784
Cineplex, Inc.	15,662	600,932
Cogeco Cable, Inc.	3,486	198,658
Corus Entertainment, Inc., B Shares	15,662	298,062
Quebecor, Inc., Class B	21,493	584,331
Torstar Corp., Class B	16,450	94,639

		2,319,406

Real Estate 2.1%
Allied Properties Real Estate Investment Trust	16,831	557,220
Artis Real Estate Investment Trust	32,054	446,409
Boardwalk Real Estate Investment Trust	9,265	533,433
Calloway Real Estate Investment Trust	22,554	550,870
Canadian Apartment Properties Real Estate Investment Trust	26,880	611,032
Canadian Real Estate Investment Trust	15,380	656,339
Chartwell Retirement Residences	38,324	405,003
Cominar Real Estate Investment Trust	35,840	592,802
Dream Office Real Estate Investment Trust	24,662	583,107
Dream Unlimited Corp., Class A *	17,271	177,822
First Capital Realty, Inc.	26,404	433,487
FirstService Corp.	7,107	378,209
Granite Real Estate Investment Trust	11,090	385,244
H&R Real Estate Investment Trust	61,875	1,233,430
InnVest Real Estate Investment Trust	14,509	67,439
Morguard Real Estate Investment Trust	9,757	154,794
Northern Property Real Estate Investment Trust	7,595	174,780

		7,941,420

Retailing 0.6%
AutoCanada, Inc.	4,160	192,705
Dollarama, Inc.	31,705	1,489,808
Hudson’s Bay Co.	17,674	374,638
RONA, Inc.	31,342	376,846

		2,433,997

Software & Services 0.9%
Constellation Software, Inc.	3,592	1,044,476
DH Corp.	17,208	543,140
Open Text Corp.	31,342	1,860,867

		3,448,483

Technology Hardware & Equipment 0.1%
Avigilon Corp. *	6,937	103,545
Celestica, Inc. *	35,777	385,303
Wi-Lan, Inc.	30,200	96,142

		584,990

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	12,982	328,350

Transportation 0.2%
TransForce, Inc.	17,271	451,220
Westshore Terminals Investment Corp.	12,653	373,625

		824,845

Utilities 0.7%
Algonquin Power & Utilities Corp.	41,676	353,803
Atco Ltd., Class I	18,075	756,130
Atlantic Power Corp.	17,228	39,586
Capital Power Corp.	15,662	372,647
Emera, Inc.	8,442	291,703

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Innergex Renewable Energy, Inc.	15,662	152,190
Just Energy Group, Inc.	23,491	115,369
Northland Power, Inc.	20,867	306,897
Superior Plus Corp.	31,342	353,207

		2,741,532

		66,529,371

Denmark 1.4%

Banks 0.2%
Sydbank A/S *	21,028	659,866

Capital Goods 0.2%
FLSmidth & Co. A/S (c)	11,445	485,128
NKT Holding A/S	7,130	388,712

		873,840

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	7,831	56,941

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	1,899	327,705
Schouw & Co.	2,600	125,890

		453,595

Health Care Equipment & Services 0.2%
GN Store Nord A/S	39,469	845,098

Insurance 0.2%
Topdanmark A/S *	19,170	619,869

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Alk-Abello A/S	2,423	276,047
Bavarian Nordic A/S *	4,355	130,240
Genmab A/S *	11,650	577,162

		983,449

Retailing 0.1%
Matas A/S	9,363	217,263

Software & Services 0.1%
SimCorp A/S	12,537	344,475

Transportation 0.0%
Dfds A/S	1,665	153,983

		5,208,379

Finland 1.7%

Capital Goods 0.6%
Cargotec Oyj, B Shares	12,102	394,071
Cramo Oyj	4,383	65,186
Konecranes Oyj	14,727	430,895
Outotec Oyj	50,134	294,498
Ramirent Oyj	18,898	163,030
Uponor Oyj	15,662	205,599
Valmet Oyj	31,215	344,974
YIT Oyj	34,316	234,648

		2,132,901

Commercial & Professional Services 0.1%
Caverion Corp.	29,111	229,723

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	28,726	587,305

Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	21,766	110,709

Materials 0.4%
Huhtamaki Oyj	24,674	626,885
Kemira Oyj	18,177	223,318
Metsa Board Oyj	48,744	236,383
Outokumpu Oyj *(c)	51,315	306,169

		1,392,755

Real Estate 0.1%
Citycon Oyj	69,826	225,456
Sponda Oyj	55,536	246,473

		471,929

Retailing 0.0%
Stockmann Oyj Abp, B Shares	8,230	90,287

Software & Services 0.1%
Tieto Oyj	18,255	469,261

Telecommunication Services 0.3%
Elisa Oyj	38,327	1,114,238

Transportation 0.0%
Finnair Oyj *	31,342	94,555

		6,693,663

France 3.5%

Automobiles & Components 0.2%
Burelle S.A.	60	41,738
Faurecia	13,315	489,924
Plastic Omnium S.A.	13,056	341,964

		873,626

Capital Goods 0.2%
Mersen	5,441	129,759
Nexans S.A. *	9,572	314,313
Saft Groupe S.A.	8,014	250,066
Tarkett S.A.	2,341	59,740

		753,878

Commercial & Professional Services 0.3%
Derichebourg S.A.	14,694	40,795
Teleperformance	15,735	1,101,440

		1,142,235

Consumer Durables & Apparel 0.0%
Beneteau S.A. *	4,377	60,950

Energy 0.2%
Bourbon S.A.	6,294	162,891
CGG S.A. *	31,215	305,087
Etablissements Maurel et Prom *	20,192	197,125
Gaztransport Et Technigaz S.A.	3,225	171,150
MPI	29,602	109,234

		945,487

Food & Staples Retailing 0.1%
Rallye S.A.	8,120	316,894

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	4,341	110,020
Vilmorin & Cie S.A.	1,578	161,705

		271,725

Health Care Equipment & Services 0.3%
Korian-Medica	13,249	485,431
Orpea	10,938	690,792

		1,176,223

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
Eramet *	2,010	197,805
Vicat	4,986	377,485

		575,290

Media 0.5%
Havas S.A.	82,266	693,900
IPSOS	10,227	289,732
Metropole Television S.A.	16,826	320,305
Societe d’Edition de Canal	21,481	158,266
Solocal Group *	119,207	86,639
Technicolor S.A. - Reg’d *	65,698	393,132

		1,941,974

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eurofins Scientific SE	1,721	418,798
Virbac S.A.	1,767	396,620

		815,418

Real Estate 0.1%
Mercialys S.A.	10,457	235,434
Nexity S.A.	6,768	264,341

		499,775

Retailing 0.0%
Groupe Fnac *	2,064	99,064

Semiconductors & Semiconductor Equipment 0.0%
SOITEC *	35,057	94,837

Software & Services 0.4%
Alten S.A.	5,946	263,147
Altran Technologies S.A.	28,802	261,001
GameLoft SE *	14,509	67,648
Sopra Group S.A.	2,905	224,751
UBISOFT Entertainment *	29,945	524,686

		1,341,233

Technology Hardware & Equipment 0.5%
Ingenico	10,145	1,098,794
Neopost S.A.	8,765	623,051

		1,721,845

Utilities 0.2%
Albioma S.A.	2,338	49,724
Rubis S.C.A.	9,674	568,875

		618,599

		13,249,053

Germany 4.5%

Automobiles & Components 0.2%
ElringKlinger AG	9,428	316,813
Leoni AG	9,388	564,345

		881,158

Banks 0.2%
Aareal Bank AG	14,283	625,432
Spar Nord Bank A/S	19,665	194,387

		819,819

Capital Goods 1.2%
Bauer AG *	1,303	22,417
BayWa AG	4,668	172,631
Deutz AG	36,552	174,250
DMG MORI SEIKI AG	19,605	520,706
Duerr AG	3,626	312,673
Heidelberger Druckmaschinen AG *	34,772	94,326
Indus Holding AG	804	39,636
KION Group AG	6,710	244,844
Kloeckner & Co. SE *	26,213	311,001
Krones AG	3,701	364,771
KUKA AG	6,516	494,214
Nordex SE *	16,318	317,958
Norma Group SE	8,687	422,356
Pfeiffer Vacuum Technology AG	3,801	306,013
Rational AG	1,447	462,160
Rheinmetall AG	4,122	175,255
SGL Carbon SE *	15,031	273,206

		4,708,417

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	7,314	288,539

Diversified Financials 0.1%
Aurelius AG	3,626	134,932
Deutsche Beteiligungs AG	3,031	88,854
Grenkeleasing AG	1,435	158,679

		382,465

Energy 0.0%
C.A.T. Oil AG	3,319	54,865

Food, Beverage & Tobacco 0.0%
KWS Saat AG	450	148,607

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	3,101	85,474
Rhoen Klinikum AG	15,360	448,268

		533,742

Materials 0.3%
Aurubis AG	10,847	599,313
Salzgitter AG	10,735	356,049

		955,362

Media 0.1%
CTS Eventim AG & Co., KGaA	6,202	192,481

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	5,975	330,985
MorphoSys AG *	7,401	730,458
Stada Arzneimittel AG	18,082	652,814

		1,714,257

Real Estate 0.9%
alstria Office REIT-AG *	21,042	264,287
Deutsche Euroshop AG	11,602	515,122
DIC Asset AG	15,662	146,438
GAGFAH S.A. *	48,325	934,089
Grand City Properties S.A. *	17,690	254,053
LEG Immobilien AG *	10,735	798,684
Patrizia Immobilien AG *	9,441	133,875
TAG Immobilien AG	34,822	394,301

		3,440,849

Semiconductors & Semiconductor Equipment 0.3%
Aixtron SE *	25,162	299,441
Dialog Semiconductor plc *	19,686	704,342
SMA Solar Technology AG *	1,825	48,085

		1,051,868

Software & Services 0.1%
Bechtle AG	3,862	299,562

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.1%
Jenoptik AG	12,033	137,274
Wincor Nixdorf AG	8,733	433,901

		571,175

Telecommunication Services 0.3%
Drillisch AG	9,671	355,843
Freenet AG	25,553	756,412
QSC AG	7,974	16,343

		1,128,598

Transportation 0.1%
Hamburger Hafen und Logistik AG	4,341	99,115
Sixt SE	2,944	118,766

		217,881

		17,389,645

Greece 0.5%

Capital Goods 0.0%
Ellaktor S.A. *	31,370	91,903
Metka S.A.	5,700	63,953

		155,856

Consumer Services 0.0%
Intralot S.A.-Integrated Lottery Systems & Services *	19,200	28,244

Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding *	13,680	97,550
Marfin Investment Group Holdings S.A. *	171,000	47,325

		144,875

Energy 0.1%
Hellenic Petroleum S.A. *	16,250	90,959
Motor Oil Hellas Corinth Refineries S.A.	10,005	83,442

		174,401

Materials 0.1%
Mytilineos Holdings S.A. *	19,651	146,742
Titan Cement Co. S.A.	10,048	238,752

		385,494

Real Estate 0.0%
Grivalia Properties REIC	9,800	104,090

Retailing 0.2%
FF Group *	11,800	435,724
JUMBO S.A.	23,600	300,094

		735,818

Utilities 0.1%
Public Power Corp. S.A. *	24,470	189,134
The Athens Water Supply & Sewage Co. S.A.	9,118	78,432

		267,566

		1,996,344

Hong Kong 2.1%

Automobiles & Components 0.1%
Minth Group Ltd.	156,000	327,489
Nexteer Automotive Group Ltd.	163,000	132,208
Xinchen China Power Holdings Ltd. *	186,000	87,543

		547,240

Capital Goods 0.1%
FDG Electric Vehicles Ltd. *(b)(c)	2,560,000	153,501
Singamas Container Holdings Ltd.	576,000	98,042
Summit Ascent Holdings Ltd. *	144,000	83,745

		335,288

Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	181,000	70,253
Lung Cheong International Holdings Ltd. *	706,000	91,948
Man Wah Holdings Ltd.	102,400	188,559
Pacific Textiles Holdings Ltd.	137,000	182,667
Stella International Holdings Ltd.	88,000	242,269

		775,696

Consumer Services 0.2%
China LotSynergy Holdings Ltd.	1,400,000	126,370
Dynam Japan Holdings Co., Ltd.	83,000	184,516
NagaCorp Ltd.	283,343	226,528
Regal Hotels International Holdings Ltd.	64,000	37,962
REXLot Holdings Ltd. (c)	2,000,000	172,792

		748,168

Diversified Financials 0.2%
Guotai Junan International Holdings Ltd.	185,000	137,408
Haitong International Securities Group Ltd.	160,000	97,795
Sun Hung Kai & Co., Ltd.	120,000	89,594
Value Partners Group Ltd.	288,000	226,166

		550,963

Energy 0.1%
Anton Oilfield Services Group (c)	274,041	71,735
Honghua Group Ltd. (c)	549,677	87,183
Newocean Energy Holdings Ltd. (c)	160,626	61,309
Sino Oil & Gas Holdings Ltd. *	5,205,000	131,551
SPT Energy Group, Inc.	144,000	37,137
Sunshine Oilsands Ltd. *	326,000	30,267

		419,182

Health Care Equipment & Services 0.0%
Town Health International Medical Group Ltd.	830,000	132,714

Materials 0.2%
G-Resources Group Ltd. *	8,331,000	209,484
Superb Summit International Group Ltd. *(a)(c)	1,120,000	210,857
TCC International Holdings Ltd.	434,000	174,048
Yingde Gases Group Co., Ltd.	216,000	162,940

		757,329

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
China Animal Healthcare Ltd.	165,000	136,809
The United Laboratories International Holdings Ltd. *	202,000	136,490

		273,299

Real Estate 0.3%
Fortune Real Estate Investment Trust	302,000	300,637

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
K Wah International Holdings Ltd.	288,000	171,946
Lai Sun Development Co., Ltd. *	3,256,000	81,033
Liu Chong Hing Investment Ltd.	24,000	30,422
Midland Holdings Ltd. *(c)	274,000	144,861
Sunlight Real Estate Investment Trust	288,000	131,837
Yuexiu Real Estate Investment Trust	576,000	293,385

		1,154,121

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	74,000	200,864
Giordano International Ltd.	288,000	135,180
Luk Fook Holdings International Ltd.	80,000	263,056
New World Department Store China Ltd.	288,000	97,671
Springland International Holdings Ltd.	256,000	97,713
Trinity Ltd.	256,000	55,458

		849,942

Semiconductors & Semiconductor Equipment 0.1%
Landing International Development Ltd. *	1,920,000	91,606
United Photovoltaics Group Ltd. *	566,000	67,146
Varitronix International Ltd.	65,000	51,128

		209,880

Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd.	288,000	150,406
TCL Communication Technology Holdings Ltd.	117,000	113,757
Truly International Holdings Ltd.	404,000	181,813

		445,976

Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	39,000	64,975
CITIC Telecom International Holdings Ltd.	384,000	158,453
SmarTone Telecommunications Holding Ltd.	144,000	213,168

		436,596

Transportation 0.1%
Pacific Basin Shipping Ltd.	743,000	348,746
SITC International Holdings Co., Ltd.	278,000	153,787

		502,533

		8,138,927

Ireland 0.7%

Capital Goods 0.2%
Kingspan Group plc	40,807	659,301

Consumer Services 0.2%
Paddy Power plc	9,600	742,006

Food, Beverage & Tobacco 0.3%
C&C Group plc	102,662	481,218
Glanbia plc	36,245	562,099

		1,043,317

Transportation 0.0%
Aer Lingus Group plc	62,707	135,397

		2,580,021

Israel 0.4%

Capital Goods 0.0%
Discount Investment Corp., Ltd. - Reg’d	12,090	31,112

Food & Staples Retailing 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	3,626	150,711

Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	18,135	93,476

Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	14,509	147,338

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Evogene Ltd. *	7,252	67,839
Kamada Ltd. *	5,160	16,390

		84,229

Real Estate 0.1%
Africa Israel Investments Ltd. *	38,694	56,577
Africa Israel Properties Ltd.	4,395	67,443
Alony Hetz Properties & Investments Ltd.	18,135	121,998
Jerusalem Economy Ltd.	9,324	57,438
Jerusalem Oil Exploration *	2,680	95,233
Nitsba Holdings 1995 Ltd. *	6,710	94,394

		493,083

Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	15,662	166,481

Software & Services 0.0%
Allot Communications Ltd. *	7,831	76,349

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	9,364	46,537
Gilat Satellite Networks Ltd. *	11,095	53,260
Ituran Location and Control Ltd.	6,247	134,233

		234,030

		1,476,809

Italy 3.0%

Automobiles & Components 0.1%
Brembo S.p.A.	4,811	166,674
Piaggio & C S.p.A. *	54,858	161,397

		328,071

Banks 0.7%
Banca Carige S.p.A. *	1,342,326	113,792
Banca Popolare dell’Emilia Romagna SC *	104,035	739,263
Banca Popolare di Milano Scarl *	1,141,070	836,438
Banca Popolare di Sondrio Scarl	121,401	485,513
Credito Emiliano S.p.A.	35,787	283,298
Credito Valtellinese Scarl *	327,596	326,310

		2,784,614

Capital Goods 0.2%
Astaldi S.p.A.	12,485	83,581
C.I.R. - Compagnie Industriali Riunite S.p.A *	53,925	59,158
Danieli & C Officine Meccaniche S.p.A.	9,572	165,868

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Industria Macchine Automatiche S.p.A.	3,006	125,913
Interpump Group S.p.A.	21,766	298,752
Salini Impregilo S.p.A *	52,030	203,541
Trevi Finanziaria Industriale S.p.A.	15,260	52,506

		989,319

Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	4,341	101,199
De’Longhi S.p.A.	7,831	155,419
Indesit Co. S.p.A. *	33	451
Moncler S.p.A.	24,160	359,622
Safilo Group S.p.A. *	3,804	50,790
Tod’s S.p.A.	4,481	414,778

		1,082,259

Consumer Services 0.1%
Autogrill S.p.A. *	26,845	202,973

Diversified Financials 0.3%
Azimut Holding S.p.A.	30,842	711,309
Banca Generali S.p.A.	13,347	354,578

		1,065,887

Energy 0.1%
ERG S.p.A.	21,850	254,551
Saras S.p.A. *	87,064	95,514

		350,065

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	5,528	227,419
Sorin S.p.A. *	172,870	415,500

		642,919

Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	41,059	279,476
Unipol Gruppo Finanziario S.p.A.	66,107	340,198

		619,674

Materials 0.1%
Cementir Holding S.p.A.	10,572	65,872
Italcementi S.p.A.	42,500	262,264
Italmobiliare S.p.A.	4,518	78,064

		406,200

Media 0.0%
RCS MediaGroup S.p.A. *	45,165	55,151

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	33,890	594,020

Real Estate 0.1%
Beni Stabili S.p.A. (c)	251,090	175,292
Immobiliare Grande Distribuzione	73,600	60,190

		235,482

Retailing 0.1%
World Duty Free S.p.A. *	18,628	180,788
Yoox S.p.A. *	12,572	301,703

		482,491

Technology Hardware & Equipment 0.0%
Ei Towers S.p.A. *	1,552	82,616

Transportation 0.1%
Ansaldo STS S.p.A.	28,776	303,849
ASTM S.p.A.	5,529	71,409
Societa Iniziative Autostradali e Servizi S.p.A.	8,050	81,338

		456,596

Utilities 0.3%
A2A S.p.A.	394,066	411,678
ACEA S.p.A.	12,368	140,849
Hera S.p.A.	218,170	556,474
Iren S.p.A.	143,719	172,000

		1,281,001

		11,659,338

Japan 17.4%

Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd.	30,000	109,197
Daido Metal Co., Ltd.	10,000	115,010
Eagle Industry Co., Ltd.	6,000	112,078
FCC Co., Ltd.	8,000	133,193
HI-LEX Corp.	6,300	165,350
Keihin Corp.	15,000	211,316
Mitsuba Corp.	6,300	104,146
Musashi Seimitsu Industry Co., Ltd.	11,100	216,230
Nifco, Inc.	15,000	512,491
Nippon Seiki Co., Ltd.	11,000	215,023
Nissin Kogyo Co., Ltd.	18,700	288,650
Pacific Industrial Co., Ltd.	13,400	99,017
Press Kogyo Co., Ltd.	28,000	100,737
Sanden Corp.	27,000	158,790
Showa Corp.	15,000	148,123
Topre Corp.	10,000	130,766
TPR Co., Ltd.	9,600	248,321
Unipres Corp.	8,000	137,709

		3,206,147

Banks 1.1%
Ashikaga Holdings Co., Ltd.	51,200	206,206
Bank of the Ryukyus Ltd.	15,000	219,784
FIDEA Holdings Co., Ltd.	99,300	201,637
Jimoto Holdings, Inc.	49,000	94,957
Kansai Urban Banking Corp.	12,800	138,154
The Aomori Bank Ltd.	48,000	140,338
The Bank of Iwate Ltd.	3,200	142,091
The Bank of Nagoya Ltd.	47,000	177,807
The Bank of Okinawa Ltd.	3,200	134,541
The Chiba Kogyo Bank Ltd.	20,200	148,583
The Fukui Bank Ltd.	137,000	307,048
The Kiyo Bank Ltd.	27,400	348,373
The Miyazaki Bank Ltd.	45,000	138,012
The Ogaki Kyoritsu Bank Ltd.	79,000	232,304
The Oita Bank Ltd.	48,000	181,994
The Toho Bank Ltd.	98,000	341,846
The Towa Bank Ltd.	202,000	182,112
The Yamagata Bank Ltd.	42,000	186,140
The Yamanashi Chuo Bank Ltd.	40,000	166,828
Tokyo TY Financial Group, Inc. *	10,500	289,295
TOMONY Holdings, Inc.	53,600	233,937
Tsukuba Bank Ltd.	35,400	115,728

		4,327,715

Capital Goods 4.5%
Aica Kogyo Co., Ltd.	19,900	407,105
Aida Engineering Ltd.	15,000	134,979

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Asahi Diamond Industrial Co., Ltd.	14,300	152,537
Central Glass Co., Ltd.	93,000	313,435
Chudenko Corp.	12,000	176,636
CKD Corp.	10,900	91,289
Daifuku Co., Ltd.	24,400	258,216
Daihen Corp.	34,000	144,955
Denyo Co., Ltd.	15,000	206,892
Fudo Tetra Corp.	40,200	84,339
Fuji Machine Manufacturing Co., Ltd.	26,800	247,034
Fujitec Co., Ltd.	19,400	189,775
Furukawa Co., Ltd.	73,000	132,856
Futaba Corp.	14,300	193,743
Hanwa Co., Ltd.	91,000	321,262
Hazama Ando Corp.	46,000	265,880
Hibiya Engineering Ltd.	6,300	85,196
Hitachi Koki Co., Ltd.	12,800	107,309
Hitachi Zosen Corp.	36,500	197,746
Inaba Denki Sangyo Co., Ltd.	5,600	188,735
Inabata & Co., Ltd.	12,800	110,005
Iseki & Co., Ltd.	60,000	115,263
Iwatani Corp.	46,000	334,870
Juki Corp.	36,000	117,993
Kanamoto Co., Ltd.	11,200	364,258
Kanematsu Corp.	76,000	113,342
Kato Works Co., Ltd.	12,000	95,749
Kitz Corp.	45,000	189,198
Komori Corp.	14,300	139,162
Kumagai Gumi Co., Ltd. *	128,000	410,903
Kuroda Electric Co., Ltd.	16,500	210,760
Kyowa Exeo Corp.	34,400	390,128
Kyudenko Corp.	8,000	92,143
Maeda Corp.	32,000	232,683
Makino Milling Machine Co., Ltd.	22,000	157,931
Meidensha Corp.	44,000	143,843
Mirait Holdings Corp.	30,000	325,062
Miura Co., Ltd.	19,700	205,988
MonotaRO Co., Ltd.	6,800	162,086
Morita Holdings Corp.	10,000	95,547
Nachi-Fujikoshi Corp.	42,000	248,068
Namura Shipbuilding Co., Ltd.	8,100	94,660
Nichias Corp.	19,000	106,458
Nippon Densetsu Kogyo Co., Ltd.	8,300	104,760
Nippon Steel & Sumikin Bussan Corp.	33,000	119,004
Nishimatsu Construction Co., Ltd.	75,000	309,643
Nishio Rent All Co., Ltd.	4,000	135,653
Nitta Corp.	5,000	111,135
Nitto Boseki Co., Ltd.	67,000	238,792
Nitto Kogyo Corp.	13,400	253,469
Noritz Corp.	19,000	307,849
Obara Group, Inc.	2,000	81,645
Oiles Corp.	16,800	287,207
Okabe Co., Ltd.	15,000	145,090
Okumura Corp.	66,000	304,183
OSG Corp.	18,300	290,802
Penta-Ocean Construction Co., Ltd.	75,000	236,972
Raito Kogyo Co., Ltd.	8,400	69,856
Ryobi Ltd.	21,000	55,382
Sanki Engineering Co., Ltd.	14,500	89,674
Sankyo Tateyama, Inc.	8,500	145,098
Sanwa Holdings Corp.	53,000	373,771
Shibuya Kogyo Co., Ltd.	6,000	133,159
Shima Seiki Manufacturing Ltd.	14,300	247,119
Shinmaywa Industries Ltd.	23,000	212,782
SHO-BOND Holdings Co., Ltd.	5,100	185,419
Sintokogio Ltd.	36,000	247,209
Sodick Co., Ltd.	20,200	194,537
Star Micronics Co., Ltd.	15,000	213,591
Sumitomo Densetsu Co., Ltd.	2,800	30,835
Sumitomo Mitsui Construction Co., Ltd. *	175,300	190,535
Taikisha Ltd.	15,000	311,413
Takara Standard Co., Ltd.	22,000	154,409
Takasago Thermal Engineering Co., Ltd.	30,000	382,441
Takuma Co., Ltd.	26,000	184,017
Tekken Corp.	23,000	93,213
The Nippon Road Co., Ltd.	14,000	68,888
Toa Corp.	66,000	109,550
TOKAI Holdings Corp.	24,500	114,774
Tokyu Construction Co., Ltd.	22,200	101,194
Toshiba Machine Co., Ltd.	50,000	197,161
Toshiba Plant Systems & Services Corp.	10,000	154,779
Totetsu Kogyo Co., Ltd.	14,300	305,676
Toyo Engineering Corp.	40,000	148,629
Trusco Nakayama Corp.	8,000	226,145
Tsubakimoto Chain Co.	35,000	290,475
Tsugami Corp.	25,000	128,491
Wakita & Co., Ltd.	10,000	97,232
YAMABIKO Corp.	1,800	75,148
Yamazen Corp.	29,000	202,561
Yokogawa Bridge Holdings Corp.	7,000	79,033

		17,096,419

Commercial & Professional Services 0.6%
Aeon Delight Co., Ltd.	5,000	112,693
Daiseki Co., Ltd.	15,800	266,917
Duskin Co., Ltd.	16,600	242,388
Kokuyo Co., Ltd.	26,800	201,195
Meitec Corp.	10,900	304,908
Mitsubishi Pencil Co., Ltd.	10,700	349,349
Nihon M&A Center, Inc.	6,800	207,979
Nissha Printing Co., Ltd.	6,800	101,411
Okamura Corp.	25,600	173,636
Pilot Corp.	4,200	215,865
Sanix, Inc. *	6,400	33,703
Sato Holdings Corp.	5,000	119,223

		2,329,267

Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	15,000	240,131
Chofu Seisakusho Co., Ltd.	5,000	126,806
Foster Electric Co., Ltd.	5,500	97,224
Fujibo Holdings, Inc.	22,000	59,873
Fujitsu General Ltd.	13,000	139,546
Gunze Ltd.	101,000	263,808
JVC Kenwood Corp. *	45,000	103,509
Mizuno Corp.	39,000	195,846
Pioneer Corp. *	85,800	182,899
Sangetsu Co., Ltd.	14,300	350,135
Seiko Holdings Corp.	28,000	159,717
Seiren Co., Ltd.	14,300	115,306
Tamron Co., Ltd.	7,800	147,936
The Japan Wool Textile Co., Ltd.	16,000	103,265
Token Corp.	1,300	55,972

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tomy Co., Ltd.	16,700	85,410
TSI Holdings Co., Ltd.	42,900	247,239
Yondoshi Holdings, Inc.	4,600	78,253

		2,752,875

Consumer Services 0.7%
Accordia Golf Co., Ltd.	27,800	246,179
Atom Corp.	12,800	66,435
Colowide Co., Ltd. (c)	13,400	155,469
Doutor Nichires Holdings Co., Ltd.	18,700	257,768
Fuji Kyuko Co., Ltd.	16,000	147,887
JP-Holdings, Inc.	25,600	79,161
Kisoji Co., Ltd.	10,000	161,014
Kyoritsu Maintenance Co., Ltd.	4,000	173,569
MOS Food Services, Inc.	13,400	237,889
Ohsho Food Service Corp.	3,000	106,543
Plenus Co., Ltd.	6,000	101,209
Round One Corp.	18,300	105,466
Royal Holdings Co., Ltd.	7,000	101,268
Saizeriya Co., Ltd.	6,400	85,578
St Marc Holdings Co., Ltd.	2,000	110,376
Tokyo Dome Corp.	54,000	217,483
Tokyotokeiba Co., Ltd.	27,000	73,025
Yoshinoya Holdings Co., Ltd.	14,500	158,579
Zensho Holdings Co., Ltd. (c)	26,800	216,098

		2,800,996

Diversified Financials 0.5%
Fuyo General Lease Co., Ltd.	9,100	325,863
IBJ Leasing Co., Ltd.	14,300	283,024
Ichiyoshi Securities Co., Ltd.	6,300	68,104
J Trust Co., Ltd.	29,600	273,841
Jaccs Co., Ltd.	19,000	93,651
Japan Securities Finance Co., Ltd.	30,000	155,706
kabu.com Securities Co., Ltd.	36,900	182,813
Kyokuto Securities Co., Ltd.	4,400	71,773
Marusan Securities Co., Ltd.	14,100	98,130
Mito Securities Co., Ltd.	18,000	64,001
Monex Group, Inc.	49,400	119,874
Ricoh Leasing Co., Ltd.	3,100	81,363
Toyo Securities Co., Ltd.	9,000	27,148

		1,845,291

Energy 0.2%
Itochu Enex Co., Ltd.	15,000	96,684
Modec, Inc.	6,200	108,030
Nippon Coke & Engineering Co., Ltd.	71,500	68,075
Nippon Gas Co., Ltd.	9,100	189,384
San-Ai Oil Co., Ltd.	15,000	94,157
Shinko Plantech Co., Ltd.	15,000	102,625
Toyo Kanetsu KK	24,000	52,172

		711,127

Food & Staples Retailing 0.5%
Ain Pharmaciez, Inc.	5,800	165,910
Arcs Co., Ltd.	14,300	293,627
Cocokara fine, Inc.	11,000	262,662
Heiwado Co., Ltd.	8,000	147,348
Kasumi Co., Ltd.	19,100	169,299
Kato Sangyo Co., Ltd.	5,000	95,800
San-A Co., Ltd.	4,000	135,822
Valor Co., Ltd.	14,300	246,034
Welcia Holdings Co., Ltd.	3,000	95,041
Yaoko Co., Ltd.	1,700	101,411
Yokohama Reito Co., Ltd.	18,200	120,684

		1,833,638

Food, Beverage & Tobacco 0.7%
Ariake Japan Co., Ltd.	5,000	115,979
Fuji Oil Co., Ltd.	12,800	182,048
Fujiya Co., Ltd.	24,000	41,454
Hokuto Corp.	15,000	252,896
Itoham Foods, Inc.	30,000	155,706
Kameda Seika Co., Ltd.	4,000	127,228
Key Coffee, Inc.	12,800	175,577
Marudai Food Co., Ltd.	30,000	104,647
Maruha Nichiro Corp.	14,300	201,093
Megmilk Snow Brand Co., Ltd.	15,000	181,489
Morinaga & Co., Ltd.	50,000	115,010
Morinaga Milk Industry Co., Ltd.	85,000	283,608
Nippon Flour Mills Co., Ltd.	24,000	107,579
Nippon Suisan Kaisha Ltd. *	76,800	267,896
Sakata Seed Corp.	10,000	146,270
Showa Sangyo Co., Ltd.	30,000	118,044
The Nisshin Oillio Group Ltd.	30,000	100,602

		2,677,126

Health Care Equipment & Services 0.6%
A/S One Corp.	3,000	76,842
Asahi Intecc Co., Ltd.	6,500	319,838
BML, Inc.	3,000	85,689
Eiken Chemical Co., Ltd.	3,800	59,360
Hogy Medical Co., Ltd.	4,000	193,116
Jeol Ltd.	17,000	80,069
Mani, Inc.	2,000	115,095
Nagaileben Co., Ltd.	15,000	245,440
Nichii Gakkan Co.	12,800	96,740
Nikkiso Co., Ltd.	15,500	151,755
Paramount Bed Holdings Co., Ltd.	6,000	171,378
Ship Healthcare Holdings, Inc.	10,000	231,285
Toho Holdings Co., Ltd.	18,500	238,333
Tokai Corp.	3,000	89,733
Tsukui Corp.	12,800	100,191
Vital KSK Holdings, Inc.	12,800	93,073

		2,347,937

Household & Personal Products 0.2%
Aderans Co., Ltd.	13,700	133,093
Dr Ci:Labo Co., Ltd.	2,000	60,159
Fancl Corp.	14,300	176,995
Mandom Corp.	9,600	306,964
Milbon Co., Ltd.	3,300	98,429

		775,640

Materials 2.0%
ADEKA Corp.	34,500	415,680
Aichi Steel Corp.	50,000	173,990
Asahi Holdings, Inc.	15,000	218,646
Chugoku Marine Paints Ltd.	26,000	212,276
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	40,000	218,056
Daio Paper Corp.	15,000	132,451
Earth Chemical Co., Ltd.	5,700	198,108
Fuji Seal International, Inc.	4,900	138,927
Fujimi, Inc.	15,000	209,041
Fujimori Kogyo Co., Ltd.	3,200	90,323
Hokuetsu Kishu Paper Co., Ltd.	40,200	165,291
Ihara Chemical Industry Co., Ltd.	13,400	138,420

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ishihara Sangyo Kaisha Ltd. *	143,000	121,692
Kureha Corp.	37,000	181,127
Kyoei Steel Ltd.	15,000	252,770
Nihon Nohyaku Co., Ltd.	26,800	293,324
Nihon Parkerizing Co., Ltd.	13,400	288,470
Nippon Light Metal Holdings Co., Ltd.	196,500	296,360
Nippon Soda Co., Ltd.	33,000	172,111
Nippon Yakin Kogyo Co., Ltd. *	34,500	82,555
NOF Corp.	32,000	201,677
OSAKA Titanium Technologies Co., Ltd.	8,000	143,573
Pacific Metals Co., Ltd. *	32,000	94,367
Sakata INX Corp.	20,500	227,480
Sanyo Chemical Industries Ltd.	26,000	170,873
Sanyo Special Steel Co., Ltd.	30,000	92,767
Sumitomo Bakelite Co., Ltd.	40,000	149,640
Sumitomo Seika Chemicals Co., Ltd.	9,000	61,196
Taiyo Holdings Co., Ltd.	8,000	287,484
Takasago International Corp.	22,000	101,580
Toagosei Co., Ltd.	58,000	237,014
Toho Titanium Co., Ltd. *	13,400	81,968
Toho Zinc Co., Ltd.	30,000	101,866
Tokai Carbon Co., Ltd.	44,000	123,824
Tokuyama Corp.	79,000	173,063
Tokyo Ohka Kogyo Co., Ltd.	15,000	444,243
Tokyo Rope Manufacturing Co., Ltd. *	37,000	64,844
Tokyo Steel Manufacturing Co., Ltd.	30,100	160,283
Topy Industries Ltd.	83,000	151,755
Toyo Ink SC Holdings Co., Ltd.	50,000	240,131
UACJ Corp.	80,000	235,245
Yodogawa Steel Works Ltd.	40,000	145,595

		7,690,086

Media 0.2%
Avex Group Holdings, Inc.	8,400	119,752
COOKPAD, Inc. (c)	3,000	95,294
Kadokawa Dwango *	15,200	261,135
Next Co., Ltd.	6,400	44,056
Toei Co., Ltd.	16,000	83,448
Tv Tokyo Holdings Corp.	4,000	80,044

		683,729

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	5,000	56,873
JCR Pharmaceuticals Co., Ltd.	3,400	71,131
Nichi-iko Pharmaceutical Co., Ltd.	15,800	244,418
Seikagaku Corp.	18,100	320,107
Torii Pharmaceutical Co., Ltd.	1,900	47,258
ZERIA Pharmaceutical Co., Ltd.	9,600	158,295

		898,082

Real Estate 0.5%
Daibiru Corp.	15,000	158,234
Goldcrest Co., Ltd.	1,900	34,611
Heiwa Real Estate Co., Ltd.	15,000	227,872
Jowa Holdings Co., Ltd.	1,900	57,872
Keihanshin Building Co., Ltd.	42,900	230,612
Kenedix, Inc.	76,800	407,667
Leopalace21 Corp. *	64,000	362,910
Relo Holdings, Inc.	2,400	157,122
Takara Leben Co., Ltd.	29,600	129,688
TOC Co., Ltd.	30,000	183,764

		1,950,352

Retailing 0.8%
AOKI Holdings, Inc.	12,800	129,202
Arcland Sakamoto Co., Ltd.	6,500	134,069
ASKUL Corp.	8,300	142,943
Belluna Co., Ltd.	12,800	52,846
Bic Camera, Inc.	27,500	241,206
Chiyoda Co., Ltd.	8,000	143,371
DCM Holdings Co., Ltd.	30,000	191,094
EDION Corp.	28,600	185,791
Fuji Co., Ltd.	8,000	146,944
Geo Holdings Corp.	14,300	114,704
Gulliver International Co., Ltd.	22,200	172,460
Jin Co., Ltd. (c)	3,100	71,959
Matsuya Co., Ltd.	14,300	210,129
Nishimatsuya Chain Co., Ltd.	13,400	121,033
Paltac Corp.	12,800	145,488
The Daiei, Inc. *	56,300	64,514
Tsutsumi Jewelry Co., Ltd.	4,000	83,583
United Arrows Ltd.	10,100	279,125
Xebio Co., Ltd.	15,000	242,154
Yellow Hat Ltd.	9,600	186,200

		3,058,815

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	22,000	186,848
Shindengen Electric Manufacturing Co., Ltd.	9,000	55,887
Tokyo Seimitsu Co., Ltd.	15,000	293,592
Ulvac, Inc. *	14,300	197,719

		734,046

Software & Services 0.6%
Ateam, Inc.	1,000	46,425
Broadleaf Co., Ltd.	5,200	72,862
Fuji Soft, Inc.	4,800	101,108
GMO internet, Inc.	19,600	182,648
GMO Payment Gateway, Inc.	3,000	54,042
Gurunavi, Inc.	6,700	100,485
Ines Corp.	14,300	105,185
Internet Initiative Japan, Inc.	5,900	124,129
IT Holdings Corp.	19,300	300,676
Koei Tecmo Holdings Co., Ltd.	10,000	144,332
Marvelous, Inc.	6,300	84,931
NEC Networks & System Integration Corp.	6,000	115,263
NET One Systems Co., Ltd.	28,600	164,344
Nihon Unisys Ltd.	23,000	211,813
NSD Co., Ltd.	14,300	196,755
SMS Co., Ltd.	3,500	76,762
Transcosmos, Inc.	14,300	252,179

		2,333,939

Technology Hardware & Equipment 1.2%
Ai Holdings Corp.	14,300	290,012
Amano Corp.	25,600	267,896
Canon Electronics, Inc.	15,000	252,896
Daiwabo Holdings Co., Ltd.	42,000	76,792
Denki Kogyo Co., Ltd.	20,000	87,290
Eizo Corp.	3,800	69,254
Enplas Corp.	2,500	83,519
Hitachi Kokusai Electric, Inc.	10,000	147,281
Hitachi Maxell Ltd.	10,000	152,252
Horiba Ltd.	9,300	316,177

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hosiden Corp.	15,300	95,782
Japan Cash Machine Co., Ltd. (c)	4,500	66,731
Japan Digital Laboratory Co., Ltd.	5,000	72,039
Koa Corp.	10,000	92,514
Mitsumi Electric Co., Ltd.	26,800	222,647
Nichicon Corp.	29,500	238,366
Nippon Chemi-Con Corp. *	30,000	86,700
Nohmi Bosai Ltd.	6,000	82,555
Oki Electric Industry Co., Ltd.	170,000	343,767
Riso Kagaku Corp.	2,600	79,850
Roland DG Corp.	4,000	139,698
Ryosan Co., Ltd.	15,800	330,950
SMK Corp.	20,000	81,223
Tabuchi Electric Co., Ltd.	10,000	101,614
Tamura Corp.	20,000	73,640
The Nippon Signal Co., Ltd.	26,800	261,711
Toyo Corp.	12,800	106,339
Wacom Co., Ltd. (c)	54,800	210,547

		4,430,042

Transportation 0.5%
Hamakyorex Co., Ltd.	3,100	101,083
Iino Kaiun Kaisha Ltd.	43,800	248,367
Kintetsu World Express, Inc.	4,000	139,697
Konoike Transport Co., Ltd.	4,000	75,662
Maruzen Showa Unyu Co., Ltd.	31,000	90,896
Mitsui-Soko Holdings Co., Ltd.	24,000	89,784
Nippon Konpo Unyu Soko Co., Ltd.	15,000	234,950
Nissin Corp.	37,000	84,796
Sankyu, Inc.	85,000	332,308
Senko Co., Ltd.	20,000	92,514
The Sumitomo Warehouse Co., Ltd.	32,000	182,264
Trancom Co., Ltd.	2,000	86,447

		1,758,768

Utilities 0.1%
Saibu Gas Co., Ltd.	73,000	165,455
Shizuoka Gas Co., Ltd.	14,500	91,629
The Okinawa Electric Power Co., Inc.	4,000	125,879

		382,963

		66,625,000

Netherlands 2.0%

Capital Goods 0.5%
Aalberts Industries N.V.	25,540	718,298
Arcadis N.V.	17,270	540,609
Grontmij *	12,122	55,642
Koninklijke BAM Groep N.V. (c)	69,684	197,633
Royal Imtech N.V. *	15,616	79,603
TKH Group N.V.	10,288	329,552

		1,921,337

Commercial & Professional Services 0.0%
USG People N.V.	12,721	140,048

Consumer Durables & Apparel 0.0%
TomTom N.V. *	18,769	132,060

Diversified Financials 0.1%
BinckBank N.V.	18,664	173,785

Food, Beverage & Tobacco 0.4%
Corbion N.V.	18,987	334,932
Nutreco N.V.	18,937	1,085,605

		1,420,537

Insurance 0.3%
Delta Lloyd N.V.	44,179	1,018,075

Materials 0.2%
APERAM S.A. *	12,376	397,593
Koninklijke Ten Cate N.V.	10,505	248,694

		646,287

Real Estate 0.3%
Eurocommercial Properties N.V.	9,939	450,393
Vastned Retail N.V.	4,201	197,861
Wereldhave N.V.	5,973	469,634

		1,117,888

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	11,337	476,644

Transportation 0.1%
PostNL N.V. *	121,248	470,542

		7,517,203

New Zealand 0.7%

Energy 0.1%
New Zealand Oil & Gas Ltd.	166,788	82,485
Z Energy Ltd.	54,415	179,406

		261,891

Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	96,735	47,841
Synlait Milk Ltd. *	24,180	64,916

		112,757

Health Care Equipment & Services 0.1%
Ebos Group Ltd.	15,605	115,394
Metlifecare Ltd.	30,230	102,516

		217,910

Insurance 0.0%
Tower Ltd.	54,272	84,781

Materials 0.0%
Nuplex Industries Ltd.	72,725	174,122

Real Estate 0.1%
Goodman Property Trust	379,298	331,990
Precinct Properties New Zealand Ltd.	156,766	136,598

		468,588

Retailing 0.1%
Kathmandu Holdings Ltd.	56,921	134,049
Trade Me Group Ltd.	72,279	215,041

		349,090

Telecommunication Services 0.0%
Chorus Ltd. *	97,947	158,775

Transportation 0.1%
Freightways Ltd.	47,027	201,193

Utilities 0.2%
Infratil Ltd.	172,187	378,467
Mighty River Power Ltd.	149,060	351,037

		729,504

		2,758,611

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Norway 1.3%

Banks 0.1%
SpareBank 1 SMN	30,283	251,787
SpareBank 1 SR-Bank A.S.A.	26,845	206,917

		458,704

Diversified Financials 0.0%
Aker A.S.A., A Shares	4,341	94,493

Energy 0.6%
Archer Ltd. *	65,909	45,721
BW LPG Ltd. (e)	12,359	89,969
BW Offshore Ltd.	134,240	140,834
Det Norske Oljeselskap A.S.A. *	26,845	142,543
DNO A.S.A. *	241,297	552,798
Fred. Olsen Energy A.S.A.	5,214	54,255
Kvaerner A.S.A.	30,848	38,220
Petroleum Geo-Services A.S.A. (c)	50,451	247,580
Prosafe SE	49,412	162,218
TGS Nopec Geophysical Co. A.S.A.	26,916	599,341

		2,073,479

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	23,511	141,284
Salmar A.S.A.	12,175	209,409

		350,693

Insurance 0.1%
Storebrand A.S.A. *	112,456	524,410

Real Estate 0.1%
Norwegian Property A.S.A. *	185,052	264,139

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	50,651	294,253
REC Silicon A.S.A. *	516,487	178,113

		472,366

Software & Services 0.1%
Atea A.S.A.	25,442	265,102
Opera Software A.S.A.	18,341	234,700

		499,802

Transportation 0.1%
Golden Ocean Group Ltd.	74,592	62,498
Norwegian Air Shuttle A.S.A *	2,114	79,873
Stolt-Nielsen Ltd.	3,626	55,380
Wilh Wilhelmsen A.S.A.	19,960	119,660

		317,411

		5,055,497

Portugal 0.4%

Banks 0.0%
Banco BPI S.A. - Reg’d *	66,505	129,089

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	20,870	91,894

Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	233,196	318,622

Materials 0.1%
Altri, SGPS, S.A.	42,084	122,503
Portucel S.A.	58,537	203,674
Semapa-Sociedade de Investimento e Gestao	10,735	119,776

		445,953

Media 0.1%
NOS, SGPS	66,382	411,541

Transportation 0.1%
CTT-Correios de Portugal S.A.	22,400	213,626

		1,610,725

Republic of Korea 4.4%

Automobiles & Components 0.2%
Hanil E-Hwa Co., Ltd. *	3,908	58,728
Kumho Tire Co., Inc. *	34,200	327,199
Nexen Tire Corp.	9,130	116,602
Ssangyong Motor Co. *	20,300	162,151
Sungwoo Hitech Co., Ltd.	6,000	77,170

		741,850

Banks 0.0%
JB Financial Group Co., Ltd.	18,054	98,585

Capital Goods 0.4%
Doosan Engine Co., Ltd. *	10,000	60,562
Hyundai Corp.	3,000	88,000
Hyundai Rotem Co., Ltd.	5,000	90,934
iMarketKorea, Inc.	6,000	145,674
Korea Aerospace Industries Ltd.	12,500	453,540
Korea Electric Terminal Co., Ltd.	2,000	108,669
LG International Corp.	9,293	239,046
LS Industrial Systems Co., Ltd.	5,080	295,277
S&T Dynamics Co., Ltd.	7,620	63,961
Sung Kwang Bend Co., Ltd.	6,350	91,701
Taewoong Co., Ltd. *	2,500	37,457
TK Corp. *	3,501	42,659

		1,717,480

Commercial & Professional Services 0.1%
KEPCO Plant Service & Engineering Co., Ltd.	2,850	232,795

Consumer Durables & Apparel 0.4%
Fila Korea Ltd.	1,900	179,205
Handsome Co., Ltd.	2,000	55,688
Hansae Co., Ltd.	5,900	193,037
Hanssem Co., Ltd.	5,000	525,746
LF Corp.	5,800	167,517
Youngone Corp.	6,060	298,638
Youngone Holdings Co., Ltd.	1,780	156,801

		1,576,632

Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	4,500	153,527
Hana Tour Service, Inc.	2,970	202,387
MegaStudy Co., Ltd.	1,800	93,741

		449,655

Diversified Financials 0.2%
Daishin Securities Co., Ltd.	12,000	103,976
Hankook Tire Worldwide Co., Ltd.	5,650	108,619
KIWOOM Securities Co., Ltd.	2,840	128,165
Meritz Financial Group, Inc.	12,000	100,835
Meritz Securities Co., Ltd.	40,000	147,299
SK Securities Co., Ltd. *	100,000	84,841

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yuanta Securities Korea *	36,000	132,732

		806,467

Energy 0.1%
Hankook Shell Oil Co., Ltd.	200	82,224
SK Gas Ltd.	1,463	143,269

		225,493

Food & Staples Retailing 0.1%
Dongsuh Co., Inc.	12,099	252,802
GS Retail Co., Ltd.	4,520	103,214

		356,016

Food, Beverage & Tobacco 0.2%
Binggrae Co., Ltd.	1,460	108,714
Daesang Corp.	7,130	243,255
Dongwon Industries Co., Ltd.	300	84,751
Lotte Food Co., Ltd.	160	100,077
Maeil Dairy Industry Co., Ltd.	2,000	66,158
Namyang Dairy Products Co., Ltd.	80	47,222
Ottogi Corp.	363	172,990
Samyang Holdings Corp.	1,310	104,994

		928,161

Health Care Equipment & Services 0.1%
Chabiotech Co., Ltd. *	10,647	129,730
Medipost Co., Ltd. *	1,901	87,162
Osstem Implant Co., Ltd. *	3,810	126,547

		343,439

Household & Personal Products 0.1%
Cosmax, Inc. *	1,496	137,725
Korea Kolmar Co., Ltd.	3,000	126,585

		264,310

Insurance 0.2%
Korean Reinsurance Co.	24,174	249,824
LIG Insurance Co., Ltd.	10,300	242,637
Meritz Fire & Marine Insurance Co., Ltd.	17,092	187,434

		679,895

Materials 0.5%
Hanil Cement Co., Ltd.	1,330	159,655
Hansol Paper Co.	7,690	67,048
Huchems Fine Chemical Corp.	4,000	93,867
Kolon Industries, Inc.	4,420	186,303
OCI Materials Co., Ltd.	2,000	99,282
Poongsan Corp.	5,250	126,281
Seah Besteel Corp.	5,000	149,826
SK Chemicals Co., Ltd.	5,070	311,169
Ssangyong Cement Industrial Co., Ltd. *	7,030	65,989
Taekwang Industrial Co., Ltd.	240	257,773
Young Poong Corp.	186	216,226

		1,733,419

Media 0.2%
CJ CGV Co., Ltd.	4,500	210,795
CJ E&M Corp. *	5,700	188,551
CJ Hellovision Co., Ltd.	7,500	72,769
KT Skylife Co., Ltd.	2,500	42,646
SM Entertainment Co. *	5,350	169,006
YG Entertainment, Inc.	3,256	135,036

		818,803

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Chong Kun Dang Pharmaceutical Corp.	3,444	214,793
Daewoong Pharmaceutical Co., Ltd.	1,946	116,976
Dong-A Socio Holdings Co., Ltd.	1,113	126,072
Dong-A ST Co., Ltd.	1,254	99,147
Green Cross Corp.	1,070	137,619
Green Cross Holdings Corp.	6,400	121,305
Hanmi Pharm Co., Ltd. *	966	81,870
Ilyang Pharmaceutical Co., Ltd.	1,500	34,794
LG Life Sciences Ltd. *	3,920	143,646
Medy-Tox, Inc.	808	179,985
Naturalendo Tech Co., Ltd. *	2,953	142,593
Seegene, Inc. *	2,050	87,610
ViroMed Co., Ltd. *	3,507	164,912

		1,651,322

Retailing 0.3%
CJ O Shopping Co., Ltd.	618	142,347
GS Home Shopping, Inc.	705	135,916
Hyundai Greenfood Co. Ltd.	13,170	217,529
Hyundai Home Shopping Network Corp.	1,540	189,034
Interpark Corp.	7,700	61,853
Kolao Holdings	6,780	107,396
LOTTE Himart Co., Ltd.	2,950	189,841

		1,043,916

Semiconductors & Semiconductor Equipment 0.2%
Eo Technics Co., Ltd.	4,000	387,743
GemVax & Kael Co., Ltd. *	4,302	69,115
Hansol Technics Co., Ltd. *	1,340	15,844
Seoul Semiconductor Co., Ltd.	9,780	157,123
Wonik IPS Co., Ltd. *	9,800	124,274

		754,099

Software & Services 0.2%
Com2uSCorp *	2,391	293,493
Daou Technology, Inc.	6,600	69,994
Gamevil, Inc. *	1,891	252,600
Hancom, Inc.	5,000	86,872
Posco ICT Co., Ltd.	12,300	58,839

		761,798

Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	9,350	78,820
Daeduck GDS Co., Ltd.	3,200	32,926
Humax Co., Ltd.	9,800	106,142
LG Innotek Co., Ltd. *	3,550	320,091
Partron Co., Ltd.	11,480	109,314
SFA Engineering Corp.	3,081	138,345
Sindoh Co., Ltd.	750	50,160

		835,798

Telecommunication Services 0.0%
SK Broadband Co., Ltd. *	46,851	182,042

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	106,099
Hanjin Kal Corp. *	3,188	84,163
Hanjin Transportation Co., Ltd.	3,950	178,970
Pan Ocean Co., Ltd. *	19,950	52,308

		421,540

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
E1 Corp.	1,395	90,654
Samchully Co., Ltd.	1,305	160,777

		251,431

		16,874,946

Singapore 2.1%

Capital Goods 0.1%
United Engineers Ltd.	108,000	247,733
Vard Holdings Ltd. *(c)	150,000	71,922

		319,655

Commercial & Professional Services 0.0%
United Envirotech Ltd.	121,000	150,380

Consumer Services 0.1%
GuocoLeisure Ltd.	286,000	205,147
Raffles Education Corp., Ltd.	572,000	136,034

		341,181

Diversified Financials 0.0%
ARA Asset Management Ltd.	100,000	132,720

Energy 0.1%
Ezion Holdings Ltd.	312,480	317,634
Ezra Holdings Ltd.	283,000	144,377
Swiber Holdings Ltd.	286,000	69,114

		531,125

Food, Beverage & Tobacco 0.1%
First Resources Ltd.	143,000	212,827
Super Group Ltd. (c)	80,000	74,875

		287,702

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *(c)	300,000	124,281
Raffles Medical Group Ltd.	64,000	190,011
Religare Health Trust	150,000	116,801

		431,093

Materials 0.0%
Midas Holdings Ltd.	300,000	63,291

Media 0.1%
Asian Pay Television Trust	328,000	220,176

Real Estate 1.2%
AIMS AMP Capital Industrial REIT	143,000	159,072
Ascendas India Trust	150,000	92,060
Ascott Residence Trust	150,000	146,720
Cache Logistics Trust	143,000	128,903
Cambridge Industrial Trust	288,000	152,451
CapitaRetail China Trust	100,000	122,363
CDL Hospitality Trusts	161,000	214,296
Far East Hospitality Trust	203,000	129,260
Frasers Centrepoint Trust	150,000	218,067
Frasers Commercial Trust	116,000	130,817
Ho Bee Land Ltd.	143,000	217,764
Keppel REIT	429,000	408,101
Lippo Malls Indonesia Retail Trust	450,000	127,733
Mapletree Commercial Trust	429,000	465,696
Mapletree Greater China Commercial Trust	429,000	324,177
Mapletree Industrial Trust	284,000	327,902
Mapletree Logistics Trust	346,000	313,218
OUE Hospitality Trust	165,000	114,557
Parkway Life Real Estate Investment Trust	150,000	270,426
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (c)	150,000	111,047
SPH REIT	120,000	97,583
Starhill Global REIT	450,000	279,632
Yoma Strategic Holdings Ltd. *(c)	229,813	125,176

		4,677,021

Retailing 0.0%
OSIM International Ltd.	60,000	99,425

Software & Services 0.1%
CSE Global Ltd.	150,000	75,374
Silverlake Axis Ltd.	145,000	144,055

		219,429

Transportation 0.1%
SATS Ltd.	170,000	382,125
Tiger Airways Holdings Ltd. *	256,000	60,882

		443,007

Utilities 0.1%
HanKore Environment Tech Group Ltd. *	64,000	51,554
Hyflux Ltd. (c)	143,000	99,831
SIIC Environment Holdings Ltd. *	1,040,000	135,635

		287,020

		8,203,225

Spain 2.0%

Automobiles & Components 0.0%
Cie Automotive S.A.	6,710	98,749

Banks 0.0%
Liberbank S.A. *	134,240	109,782

Capital Goods 0.5%
Abengoa S.A., B Shares	165,340	420,693
Construcciones y Auxiliar de Ferrocarriles S.A.	939	325,428
Fomento de Construcciones y Contratas S.A. *	6,123	119,918
Gamesa Corp. Tecnologica S.A. *	48,128	492,590
Obrascon Huarte Lain S.A.	11,194	305,056
Sacyr S.A. *	45,468	178,834

		1,842,519

Commercial & Professional Services 0.1%
Applus Services S.A. *	17,690	217,313
Prosegur Cia de Seguridad S.A.	53,248	316,640

		533,953

Consumer Services 0.1%
Melia Hotels International S.A.	16,289	166,514
NH Hotel Group S.A. *	36,207	174,005

		340,519

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A.	15,662	646,864

Energy 0.1%
Tecnicas Reunidas S.A.	6,915	327,582

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	26,203	476,433
Viscofan S.A.	9,165	528,546

		1,004,979

Insurance 0.1%
Grupo Catalana Occidente S.A.	12,017	379,169

Materials 0.0%
Ence Energia y Celulosa S.A.	82,922	182,973

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	17,111	236,352
Promotora de Informaciones S.A., Class A *	118,706	39,660

		276,012

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	18,619	322,174
Faes Farma S.A.	62,707	150,484
Zeltia S.A. *	62,530	211,253

		683,911

Real Estate 0.1%
Inmobiliaria Colonial S.A. *	395,445	288,394

Software & Services 0.1%
Indra Sistemas S.A.	26,845	277,134

Telecommunication Services 0.2%
Jazztel plc *	49,950	797,058
Let’s GOWEX S.A. *(a)(b)(c)	5,361	—

		797,058

		7,789,598

Sweden 3.2%

Capital Goods 0.6%
Concentric AB	4,705	61,326
Haldex AB	7,893	98,107
Indutrade AB	7,260	289,740
Lindab International AB *	18,462	169,564
NCC AB, B Shares	24,453	760,018
Nibe Industrier AB, B Shares	9,261	247,644
Peab AB	66,199	453,223
Saab AB, Class B	5,799	162,237

		2,241,859

Commercial & Professional Services 0.2%
AF AB, B Shares	6,710	107,522
Intrum Justitia AB	7,831	235,186
Loomis AB, B Shares	20,237	586,016

		928,724

Consumer Durables & Apparel 0.1%
JM AB	15,662	499,625
Nobia AB	9,508	80,810

		580,435

Consumer Services 0.2%
Betsson AB *	11,104	397,643
Rezidor Hotel Group AB *	48,828	221,113

		618,756

Diversified Financials 0.3%
Avanza Bank Holding AB	11,791	385,011
Investment AB Oresund *	10,938	228,552
LE Lundbergfortagen AB, B Shares	8,644	389,461

		1,003,024

Food & Staples Retailing 0.3%
Axfood AB	7,995	473,776
ICA Gruppen AB	16,714	646,829

		1,120,605

Food, Beverage & Tobacco 0.1%
AAK AB	8,894	490,001

Materials 0.4%
BillerudKorsnas AB	37,626	556,662
Hexpol AB	5,153	454,234
SSAB AB, A Shares *	46,985	333,988
SSAB AB, B Shares *	33,560	211,681

		1,556,565

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	33,998	382,837

Real Estate 0.7%
Castellum AB	38,954	631,794
Fabege AB	31,450	415,845
Fastighets AB Balder, B Shares *	21,888	294,854
Hufvudstaden AB, A Shares	34,530	452,163
Kungsleden AB	38,591	257,208
Wallenstam AB, B Shares	31,342	513,810
Wihlborgs Fastigheter AB	19,478	350,069

		2,915,743

Retailing 0.1%
CDON Group AB *(c)	18,203	45,740
KappAhl AB *	8,909	51,118
Mekonomen AB	6,552	160,237

		257,095

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	10,934	284,300

Transportation 0.0%
SAS AB *	32,998	67,841

		12,447,785

Switzerland 3.4%

Automobiles & Components 0.1%
Autoneum Holding AG *	1,165	203,376

Banks 0.2%
Basler Kantonalbank	1,619	113,926
Liechtensteinische Landesbank AG	2,680	111,261
St. Galler Kantonalbank AG - Reg’d	492	184,979
Valiant Holding AG - Reg’d	4,993	438,669

		848,835

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg’d *	2,888	63,095
Belimo Holding AG - Reg’d	106	261,287
Bucher Industries AG - Reg’d	1,684	419,471
Burckhardt Compression Holding AG	505	204,673
Daetwyler Holding AG	1,280	155,699
Georg Fischer AG - Reg’d *	972	596,718
Huber & Suhner AG - Reg’d	6,416	305,318
Implenia AG - Reg’d *	1,902	108,573

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meyer Burger Technology AG *	19,922	158,177
OC Oerlikon Corp. AG - Reg’d *	47,769	592,464
Rieter Holding AG - Reg’d *	1,773	308,780
Schweiter Technologies AG	324	235,056

		3,409,311

Commercial & Professional Services 0.1%
Gategroup Holding AG *	3,913	98,891
Kaba Holding AG, B Shares - Reg’d *	903	466,964

		565,855

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Forbo Holding AG - Reg’d *	474	508,683

		508,683

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	947	277,171

Diversified Financials 0.2%
Cembra Money Bank AG	1,981	116,886
Leonteq AG *	1,040	257,976
Vontobel Holding AG - Reg’d	12,106	454,839

		829,701

Food, Beverage & Tobacco 0.1%
Emmi AG - Reg’d *	600	233,056

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	24,999	443,677
Straumann Holding AG - Reg’d	1,340	347,691

		791,368

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,274	628,075

Materials 0.0%
Schmolz + Bickenbach AG - Reg’d *	118,912	155,505

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg’d *	577	55,814
Cosmo Pharmaceuticals S.p.A.	1,140	179,134
Tecan Group AG - Reg’d	3,189	358,121

		593,069

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,995	413,114
Mobimo Holding AG - Reg’d *	2,181	439,143

		852,257

Retailing 0.1%
Valora Holding AG - Reg’d *	947	216,331

Semiconductors & Semiconductor Equipment 0.1%
ams AG	14,095	524,448

Software & Services 0.1%
Temenos Group AG - Reg’d *	11,704	414,226

Technology Hardware & Equipment 0.1%
Kudelski S.A.	6,677	86,624
Logitech International S.A. - Reg’d *	31,452	468,434

		555,058

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	867	571,401
Panalpina Welttransport Holding AG - Reg’d	3,320	455,186

		1,026,587

Utilities 0.1%
Alpiq Holding AG - Reg’d *	577	55,993
BKW AG	4,978	153,448

		209,441

		12,842,353

United Kingdom 19.5%

Banks 0.2%
Bank of Georgia Holdings plc	3,437	116,585
The Paragon Group of Cos. plc	90,952	597,090

		713,675

Capital Goods 2.1%
Balfour Beatty plc	140,510	403,344
Bodycote plc	45,755	460,023
Carillion plc	102,112	555,856
Chemring Group plc	39,893	147,596
Diploma plc	20,135	225,299
Fenner plc	54,202	202,446
Galliford Try plc	21,766	411,426
Grafton Group plc	50,422	506,945
Interserve plc	42,708	388,255
Keller Group plc	15,662	207,748
Kier Group plc	10,938	241,697
Morgan Advanced Materials plc	76,813	351,015
Morgan Sindall Group plc	14,509	148,487
QinetiQ Group plc	155,762	482,740
Rotork plc	21,160	729,359
Senior plc	100,177	434,721
SIG plc	134,684	343,803
Speedy Hire plc	71,485	79,764
Spirax-Sarco Engineering plc	18,055	807,252
Ultra Electronics Holdings plc	16,628	455,444
Vesuvius plc	64,457	420,225

		8,003,445

Commercial & Professional Services 1.1%
Berendsen plc	46,010	740,715
Cape plc	22,504	88,899
De La Rue plc	24,069	201,094
Hays plc	268,485	558,372
HomeServe plc	65,825	337,811
Michael Page International plc	78,105	504,188
Mitie Group plc	104,223	457,338
Regus plc	149,044	459,118
RPS Group plc	64,180	237,202
Shanks Group plc	109,739	161,975
WS Atkins plc	25,554	558,263

		4,304,975

Consumer Durables & Apparel 0.6%
Bellway plc	33,183	979,044
Bovis Homes Group plc	38,699	521,199
Crest Nicholson Holdings plc	51,974	292,285
Redrow plc	52,722	232,009
Ted Baker plc	2,719	91,890

		2,116,427

Consumer Services 1.3%
888 Holdings plc	147	310
Betfair Group plc	15,662	331,121
Bwin.Party Digital Entertainment plc	219,496	370,554

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dignity plc	12,117	320,692
Domino’s Pizza Group plc	32,716	356,083
Enterprise Inns plc *	118,477	201,497
Greene King plc	57,696	696,184
J.D. Wetherspoon plc	29,991	384,663
Ladbrokes plc	190,236	331,584
Marston’s plc	132,263	299,718
Mitchells & Butlers plc *	56,664	326,381
Spirit Pub Co. plc	92,293	152,124
The Restaurant Group plc	48,522	493,921
Thomas Cook Group plc *	358,606	684,023

		4,948,855

Diversified Financials 1.7%
Brewin Dolphin Holdings plc	20,512	89,334
Close Brothers Group plc	40,947	972,777
Henderson Group plc	215,349	751,050
IG Group Holdings plc	95,491	1,013,159
Intermediate Capital Group plc	117,206	843,415
International Personal Finance plc	69,406	521,728
Jupiter Fund Management plc	78,374	445,415
Kennedy Wilson Europe Real Estate plc	23,392	387,211
Man Group plc	366,955	822,353
SVG Capital plc *	49,998	336,844
Tullett Prebon plc	69,409	274,136

		6,457,422

Energy 0.6%
Afren plc *	291,318	236,093
Cairn Energy plc *	110,431	281,028
EnQuest plc *	198,620	154,187
Genel Energy plc *	33,560	345,560
Hunting plc	42,727	385,417
Lamprell plc *	44,762	83,769
Ophir Energy plc *	112,323	255,588
Premier Oil plc	136,464	399,637
Soco International plc *	58,845	260,889

		2,402,168

Food & Staples Retailing 0.3%
Booker Group plc	334,823	743,528
Greggs plc	33,067	329,350

		1,072,878

Food, Beverage & Tobacco 0.5%
Britvic plc	56,687	589,020
Cranswick plc	12,611	291,107
Dairy Crest Group plc	49,038	387,820
Devro plc	51,898	226,147
Greencore Group plc	94,488	435,041

		1,929,135

Health Care Equipment & Services 0.2%
Al Noor Hospitals Group plc	4,620	71,556
NMC Health plc	8,890	66,061
Synergy Health plc	13,420	424,531
UDG Healthcare plc	64,099	371,113

		933,261

Insurance 1.3%
Amlin plc	129,219	900,922
Beazley plc	160,828	684,065
Catlin Group Ltd.	86,813	749,784
esure Group plc	58,041	191,516
Hiscox Ltd.	89,811	988,759
Jardine Lloyd Thompson Group plc	27,321	380,796
Lancashire Holdings Ltd.	50,589	427,815
Partnership Assurance Group plc	14,390	25,465
Phoenix Group Holdings	46,985	590,119

		4,939,241

Materials 1.4%
Acacia Mining plc	26,357	96,133
Alent plc	73,158	389,764
Aquarius Platinum Ltd. *	208,861	49,063
Centamin plc	320,954	229,702
DS Smith plc	266,488	1,201,921
Elementis plc	122,261	488,624
Essentra plc	64,493	762,545
Evraz plc	106,694	249,463
Hochschild Mining plc *	33,486	49,189
KAZ Minerals plc *	62,965	232,908
Lonmin plc *	93,655	255,203
Petra Diamonds Ltd. *	83,230	257,426
RPC Group plc	39,178	360,766
Synthomer plc	60,405	210,763
Victrex plc	22,631	639,006

		5,472,476

Media 0.5%
Cineworld Group plc	46,985	281,447
Entertainment One Ltd.	15,672	73,507
ITE Group plc	68,968	166,331
Rightmove plc	25,039	856,005
UBM plc	54,858	408,504

		1,785,794

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
BTG plc *	85,832	1,084,747
Dechra Pharmaceuticals plc	23,511	293,083
Genus plc	18,210	368,164

		1,745,994

Real Estate 1.9%
Big Yellow Group plc	35,789	334,042
Capital & Counties Properties plc	183,322	1,081,761
Countrywide plc	20,541	137,809
Derwent London plc	25,273	1,202,800
Development Securities plc	24,806	87,018
Foxtons Group plc	31,437	74,685
Grainger plc	120,078	370,455
Great Portland Estates plc	92,719	1,043,281
Hansteen Holdings plc	145,123	236,815
Helical Bar plc	48,212	266,523
Londonmetric Property plc	171,437	409,699
Redefine International plc	59,936	47,119
Savills plc	39,061	404,038
Shaftesbury plc	62,363	781,309
ST Modwen Properties plc	31,121	186,663
The Unite Group plc	64,478	466,205
Workspace Group plc	24,925	268,553

		7,398,775

Retailing 1.9%
Darty plc	151,358	158,220
Debenhams plc	318,092	358,667
Dixons Carphone plc	214,906	1,424,632
Dunelm Group plc	23,511	311,308

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halfords Group plc	61,640	461,420
Home Retail Group plc	228,453	716,969
Howden Joinery Group plc	169,016	1,035,193
Inchcape plc	120,695	1,358,069
Mothercare plc *	21,953	62,914
N Brown Group plc	43,651	232,765
Ocado Group plc *	114,883	584,716
SuperGroup plc *	8,944	123,539
WH Smith plc	29,287	579,274

		7,407,686

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	35,943	466,069
Imagination Technologies Group plc *	36,419	111,217

		577,286

Software & Services 0.8%
AVEVA Group plc	16,601	375,671
Computacenter plc	28,204	283,343
Fidessa Group plc	11,893	444,021
Micro Focus International plc	38,216	682,868
Moneysupermarket.com Group plc	72,550	257,797
Playtech plc	37,343	375,448
Telecity Group plc	43,864	557,446
Xchanging plc	34,997	93,857

		3,070,451

Technology Hardware & Equipment 1.1%
Domino Printing Sciences plc	26,724	278,728
Electrocomponents plc	124,388	408,102
Halma plc	86,223	904,698
Laird plc	87,887	417,586
Oxford Instruments plc	15,638	282,368
Pace plc	79,898	449,947
Premier Farnell plc	111,290	292,103
Renishaw plc	7,831	237,917
Spectris plc	25,402	750,664
Spirent Communications plc	153,133	161,155

		4,183,268

Telecommunication Services 0.2%
Cable & Wireless Communications plc	512,000	396,900
Colt Group S.A. *	117,228	250,410
Kcom Group plc	141,104	187,829

		835,139

Transportation 0.8%
BBA Aviation plc	133,255	716,204
Firstgroup plc *	289,213	511,802
Go-Ahead Group plc	9,995	407,596
National Express Group plc	98,212	407,429
Northgate plc	24,160	187,665
Stagecoach Group plc	101,946	647,072
Stobart Group Ltd. (c)	77,057	123,692

		3,001,460

Utilities 0.4%
APR Energy plc (c)	19,756	93,513
Infinis Energy plc	23,040	81,256
Pennon Group plc	93,824	1,314,317
Telecom Plus plc	10,595	202,260

		1,691,346

		74,991,157

Total Common Stock
(Cost $365,107,118)		379,930,441

Preferred Stock 0.3% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	4,435	266,769

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	1,608	166,704
Sartorius AG	1,876	218,155

		384,859

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,523	162,315

		813,943

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	87,064	413,097

Total Preferred Stock
(Cost $1,084,089)		1,227,040

Rights 0.1% of net assets

Australia 0.0%

Energy 0.0%
Paladin Energy Ltd. *(a)	103,248	10,134

Utilities 0.0%
DUET Group *(a)(b)	37,798	1,936

		12,070

Belgium 0.0%

Materials 0.0%
Tessenderlo Chemie N.V. *	10,969	18,187

Sweden 0.0%

Retailing 0.0%
CDON Group AB *(c)	18,061	7,038

United Kingdom 0.1%

Media 0.1%
UBM plc *	43,886	123,023

Total Rights
(Cost $127,325)		160,318

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 1.1% of net assets

Australia 0.0%

Diversified Financials 0.0%
Platinum Capital Ltd.	58,727	91,977

Switzerland 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg’d *	2,714	628,431

United Kingdom 0.1%

Real Estate 0.1%
F&C Commercial Property Trust Ltd.	166,540	341,139

United States 0.8%

Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	5,000	239,450

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	122,064	122,064

Securities Lending Collateral 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	2,772,126	2,772,126

		3,133,640

Total Other Investment Companies
(Cost $3,747,578)		4,195,187

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $370,145,574 and the unrealized appreciation and depreciation were $56,172,904 and ($40,805,492), respectively, with a net unrealized appreciation of $15,367,412.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $157,148 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,498,546.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $89,969 or 0.0% of net assets.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$353,046,155	$—	$—	$353,046,155
Australia[1]	16,835,027	—	—	16,835,027
Materials	1,832,448	—	77,884	1,910,332
Hong Kong[1]	7,381,598	—	—	7,381,598
Materials	546,472	—	210,857	757,329
Preferred Stock[1]	1,227,040	—	—	1,227,040
Rights[1]	148,248	—	—	148,248
Australia[1]	—	—	12,070	12,070
Other Investment Companies[1]	4,195,187	—	—	4,195,187

Total	$385,212,175	$—	$300,811	$385,512,986

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$93,288	$—	($60,675)	$11,933	$—	$126,626	($93,288)	$77,884
Hong Kong	107,869	—	(27,831)	238,688	—	—	(107,869)	210,857
Spain	27,964	—	(27,964)	—	—	—	—	—
Rights
Australia	—	—	12,070	—	—	—	—	12,070

Total	$229,121	$—	($104,400)	$250,621	$—	$126,626	($201,157)	$300,811

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended November 30, 2014. Transfers from Level 1 to Level 3 are a result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG56691NOV14

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Common Stock	1,131,433,306	1,188,456,470
3.1%		Preferred Stock	45,445,608	38,058,070
1.4%		Other Investment Companies	17,270,072	17,270,072
0.0%		Short-Term Investments	100,000	100,000

101.2%		Total Investments	1,194,248,986	1,243,884,612
(1	.2)%	Other Assets and Liabilities, Net		(14,925,722)

100.0%		Net Assets		1,228,958,890

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Brazil 8.5%

Banks 1.7%
Banco Bradesco S.A.	179,055	2,652,409
Banco do Brasil S.A.	315,716	3,633,850
Itau Unibanco Holding S.A. ADR	972,126	14,640,218

		20,926,477

Capital Goods 0.3%
Embraer S.A.	256,207	2,351,171
WEG S.A.	107,117	1,263,257

		3,614,428

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	143,100	691,600
MRV Engenharia e Participacoes S.A.	114,480	379,963

		1,071,563

Consumer Services 0.4%
Estacio Participacoes S.A.	86,337	934,741
Kroton Educacional S.A.	572,376	3,983,891

		4,918,632

Diversified Financials 0.4%
BM&FBovespa S.A.	682,909	2,794,146
CETIP S.A. - Mercados Organizados	50,098	645,271
Grupo BTG Pactual	95,462	1,108,020

		4,547,437

Energy 0.8%
Cosan S.A. Industria e Comercio	47,700	590,683
Petroleo Brasileiro S.A.	1,335,600	6,299,389
Ultrapar Participacoes S.A. ADR	143,100	3,036,582

		9,926,654

Food & Staples Retailing 0.1%
Raia Drogasil S.A.	95,400	903,616

Food, Beverage & Tobacco 1.7%
AMBEV S.A. ADR	1,629,846	10,675,491
BRF S.A. ADR	306,711	7,977,553
JBS S.A.	200,340	933,243
M Dias Branco S.A.	16,297	618,085
Souza Cruz S.A.	143,100	1,138,778

		21,343,150

Health Care Equipment & Services 0.1%
Qualicorp S.A. *	61,056	658,899

Household & Personal Products 0.1%
Hypermarcas S.A. *	95,239	641,446
Natura Cosmeticos S.A.	73,027	999,849

		1,641,295

Insurance 0.3%
BB Seguridade Participacoes S.A.	199,129	2,594,965
Porto Seguro S.A.	38,160	460,844
Sul America S.A.	95,400	470,325

		3,526,134

Materials 1.0%
Companhia Siderurgica Nacional S.A.	238,589	561,266
Duratex S.A.	137,519	447,889
Fibria Celulose S.A. ADR *(a)	47,700	563,337
Klabin S.A.	91,584	495,952
Vale S.A.	468,040	4,233,354
Vale S.A. ADR	710,253	5,518,666

		11,820,464

Real Estate 0.2%
BR Malls Participacoes S.A.	148,904	1,066,470
BR Properties S.A.	95,400	405,516
Multiplan Empreendimentos Imobiliarios S.A.	23,850	477,824

		1,949,810

Retailing 0.2%
B2W Cia Digital *	35,592	395,014
Cia Hering	47,700	452,734
Lojas Americanas S.A.	53,186	270,467
Lojas Renner S.A.	47,700	1,419,306

		2,537,521

Software & Services 0.4%
Cielo S.A.	267,800	4,568,937
Totvs S.A.	47,700	657,899

		5,226,836

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Tim Participacoes S.A.	381,678	1,846,124

Transportation 0.3%
ALL - America Latina Logistica S.A.	232,968	562,513
CCR S.A.	363,680	2,491,781
Cosan Logistica S.A. *	47,700	64,253
Localiza Rent a Car S.A.	38,450	522,408

		3,640,955

Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	114,480	853,695
CPFL Energia S.A. ADR (a)	62,010	953,094
EDP - Energias do Brasil S.A.	143,100	561,057
Tractebel Energia S.A.	95,400	1,283,949
Transmissora Alianca de Energia Eletrica S.A.	47,700	361,076

		4,012,871

		104,112,866

Chile 1.5%

Banks 0.3%
Banco de Chile ADR	13,640	989,582
Banco de Credito e Inversiones	9,824	519,402
Banco Santander Chile ADR	64,411	1,408,025
Corpbanca S.A.	70,510,716	890,485

		3,807,494

Energy 0.2%
Empresas COPEC S.A.	165,519	1,953,380

Food & Staples Retailing 0.1%
Cencosud S.A.	405,927	1,052,927

Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	60,579	629,655

Materials 0.1%
Empresas CMPC S.A.	392,687	981,976
Sociedad Quimica y Minera de Chile S.A. ADR	33,390	841,428

		1,823,404

Retailing 0.1%
S.A.C.I. Falabella	176,013	1,263,288

Telecommunication Services 0.0%
ENTEL Chile S.A.	31,959	356,105

Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	134,991	1,606,393

Utilities 0.5%
Colbun S.A.	4,370,751	1,167,139
Empresa Nacional de Electricidad S.A. ADR	49,131	2,231,530
Enersis S.A. ADR	145,962	2,449,242

		5,847,911

		18,340,557

China 22.4%

Automobiles & Components 0.7%
Brilliance China Automotive Holdings Ltd.	1,110,000	1,892,224
Byd Co., Ltd., H Shares (a)	238,500	1,446,992
Chongqing Changan Automobile Co., Ltd., B Shares	333,900	708,273
Dongfeng Motor Group Co., Ltd., H Shares	1,024,000	1,558,117
Geely Automobile Holdings Ltd.	1,005,000	436,731
Great Wall Motor Co., Ltd., H Shares	395,000	1,991,554
Guangzhou Automobile Group Co., Ltd., H Shares	955,662	904,521

		8,938,412

Banks 5.3%
Agricultural Bank of China Ltd., H Shares	8,586,000	4,074,337
Bank of China Ltd., H Shares	25,758,000	13,285,880
Bank of Communications Co., Ltd., H Shares	3,962,200	3,285,228
China CITIC Bank Corp., Ltd., H Shares	3,878,800	2,885,967
China Construction Bank Corp., H Shares	24,512,000	18,585,501
China Merchants Bank Co., Ltd., H Shares	1,544,359	3,198,247
China Minsheng Banking Corp., Ltd., H Shares	2,428,720	2,668,304
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,124,000	636,281
Huishang Bank Corp., Ltd., H Shares (a)	704,000	305,929
Industrial & Commercial Bank of China Ltd., H Shares	24,770,336	16,801,027

		65,726,701

Capital Goods 1.3%
AviChina Industry & Technology Co., Ltd., H Shares	982,000	692,655
Beijing Enterprises Holdings Ltd.	238,500	1,903,694
China Communications Construction Co., Ltd., H Shares	1,908,000	1,909,230
China International Marine Containers Group Co., Ltd., H Shares	333,900	760,371
China Railway Construction Corp., Ltd., H Shares	715,500	822,064
China Railway Group Ltd., H Shares	1,305,000	945,725
China State Construction International Holdings Ltd.	600,000	911,412
CITIC Ltd.	1,431,000	2,494,793
CSR Corp., Ltd., H Shares (c)(d)	982,000	999,095
Haitian International Holdings Ltd.	180,000	382,979

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanghai Electric Group Co., Ltd., H Shares	954,000	572,031
Shanghai Industrial Holdings Ltd.	315,000	970,793
Sinopec Engineering Group Co., Ltd., H shares	477,000	418,259
Weichai Power Co., Ltd., H Shares	197,000	746,847
Zhuzhou CSR Times Electric Co., Ltd., H Shares (c)(d)	238,500	1,025,658
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	798,700	475,821

		16,031,427

Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,104,000	1,699,776

Consumer Durables & Apparel 0.2%
ANTA Sports Products Ltd.	477,000	987,830
Haier Electronics Group Co., Ltd.	329,000	918,485
Shenzhou International Group Holdings Ltd.	196,000	652,069

		2,558,384

Diversified Financials 0.3%
China Cinda Asset Management Co., Ltd., H Shares *(a)	1,305,000	696,673
CITIC Securities Co., Ltd., H Shares	388,500	1,139,700
Far East Horizon Ltd.	755,000	702,915
Haitong Securities Co., Ltd., H Shares	695,600	1,480,000

		4,019,288

Energy 2.6%
China Coal Energy Co., Ltd., H Shares (a)	1,603,000	1,000,454
China Oilfield Services Ltd., H Shares	652,000	1,148,462
China Petroleum & Chemical Corp., H Shares	8,654,000	7,086,125
China Shenhua Energy Co., Ltd., H Shares	1,144,000	3,252,766
CNOOC Ltd.	5,724,000	8,370,104
Inner Mongolia Yitai Coal Co., Ltd., B Shares	667,800	1,002,368
Kunlun Energy Co., Ltd.	954,000	1,032,116
PetroChina Co., Ltd., H Shares	7,632,000	8,276,611
Yanzhou Coal Mining Co., Ltd., H Shares (a)	954,000	813,145

		31,982,151

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	444,000	926,360

Food, Beverage & Tobacco 0.2%
China Agri-Industries Holdings Ltd.	956,000	371,059
China Huishan Dairy Holdings Co., Ltd. (a)	3,339,000	701,814
China Yurun Food Group Ltd. *	477,000	215,896
Tsingtao Brewery Co., Ltd., H Shares	146,000	1,025,106

		2,313,875

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	676,000	598,855
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	238,500	568,341
Sinopharm Group Co., H Shares	398,800	1,486,179

		2,653,375

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	238,500	2,584,903

Insurance 1.9%
China Life Insurance Co., Ltd., H Shares	2,677,000	9,303,050
China Pacific Insurance (Group) Co., Ltd., H Shares	691,900	2,899,645
China Taiping Insurance Holdings Co., Ltd. *	477,000	1,230,174
New China Life Insurance Co., Ltd., H Shares	156,300	708,439
PICC Property & Casualty Co., Ltd., H Shares	1,434,000	2,888,340
Ping An Insurance Group Co. of China Ltd., H Shares	715,500	6,001,712

		23,031,360

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *(a)	1,296,000	563,188
Anhui Conch Cement Co., Ltd., H Shares (a)	477,000	1,614,603
BBMG Corp., H Shares	715,500	591,406
China BlueChemical Ltd., H Shares	1,908,000	691,358
China National Building Material Co., Ltd., H Shares	1,114,000	1,088,861
China Resources Cement Holdings Ltd.	954,000	654,453
China Zhongwang Holdings Ltd. (a)	1,335,600	604,508
Fosun International Ltd.	715,500	873,731
Jiangxi Copper Co., Ltd., H Shares	480,000	861,586
Lee & Man Paper Manufacturing Ltd.	954,000	531,435
Nine Dragons Paper Holdings Ltd.	477,000	407,188
Zhaojin Mining Industry Co., Ltd., H Shares (a)	573,000	299,984
Zijin Mining Group Co., Ltd., H Shares	2,862,000	763,938

		9,546,239

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSPC Pharmaceutical Group Ltd.	1,066,000	948,472

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	93,500	335,177
Sihuan Pharmaceutical Holdings Group Ltd.	1,734,000	1,296,867
Sino Biopharmaceutical Ltd.	988,000	977,171

		3,557,687

Real Estate 1.2%
China Overseas Land & Investment Ltd.	1,418,000	4,260,400
China Resources Land Ltd.	954,000	2,411,141
China Vanke Co., Ltd., H Shares *(a)	774,100	1,585,133
Country Garden Holdings Co., Ltd.	1,494,000	624,186
Evergrande Real Estate Group Ltd. (a)	2,385,000	968,762
Greentown China Holdings Ltd. (a)	477,000	481,613
Guangzhou R&F Properties Co., Ltd., H Shares	424,400	524,275
Longfor Properties Co., Ltd.	477,000	642,151
Renhe Commercial Holdings Co., Ltd. *(a)	6,678,000	310,004
Shimao Property Holdings Ltd.	477,000	1,141,601
Sino-Ocean Land Holdings Ltd.	1,908,000	1,144,062
SOHO China Ltd.	404,000	305,800
Yuexiu Property Co., Ltd.	4,770,000	953,385

		15,352,513

Retailing 0.3%
Belle International Holdings Ltd.	1,908,000	2,167,567
GOME Electrical Appliances Holdings Ltd.	5,247,000	771,319
Zhongsheng Group Holdings Ltd. (a)	238,500	242,652

		3,181,538

Semiconductors & Semiconductor Equipment 0.2%
GCL-Poly Energy Holdings Ltd. *	4,302,000	1,170,499
Hanergy Thin Film Power Group Ltd. *(a)	2,862,000	719,652

		1,890,151

Software & Services 2.2%
Kingsoft Corp., Ltd. (a)	277,000	663,657
Tencent Holdings Ltd.	1,604,500	25,655,448
TravelSky Technology Ltd., H Shares	477,000	535,126

		26,854,231

Technology Hardware & Equipment 0.4%
Kingboard Chemical Holdings Ltd.	272,500	509,510
Lenovo Group Ltd.	2,388,000	3,350,282
ZTE Corp., H Shares	303,960	727,466

		4,587,258

Telecommunication Services 2.3%
China Mobile Ltd.	1,782,000	21,956,170
China Telecom Corp., Ltd., H Shares	6,678,000	4,047,273
China Unicom (Hong Kong) Ltd.	1,908,000	2,903,211

		28,906,654

Transportation 0.6%
Air China Ltd., H Shares	1,416,000	1,086,422
China COSCO Holdings Co., Ltd., H Shares *(a)	1,213,500	596,188
China Merchants Holdings International Co., Ltd.	512,000	1,752,882
China Shipping Container Lines Co., Ltd., H Shares *(a)	1,908,000	560,959
COSCO Pacific Ltd.	954,000	1,296,603
Jiangsu Expressway Co., Ltd., H Shares	378,000	428,449
Sinotrans Ltd.	568,000	428,472
Zhejiang Expressway Co., Ltd., H Shares	954,000	1,067,791

		7,217,766

Utilities 1.0%
Beijing Enterprises Water Group Ltd. *	1,279,000	879,055
Beijing Jingneng Clean Energy Co., Ltd., H Shares (a)	488,000	240,382
China Gas Holdings Ltd.	538,000	1,004,544
China Longyuan Power Group Corp., Ltd., H Shares	954,000	1,025,965
China Resources Gas Group Ltd.	230,000	646,551
China Resources Power Holdings Co., Ltd.	954,000	2,780,193
Datang International Power Generation Co., Ltd., H Shares	2,862,000	1,609,068
ENN Energy Holdings Ltd.	238,000	1,454,700
Huadian Fuxin Energy Corp., Ltd., H Shares (a)	476,000	255,340
Huaneng Power International, Inc., H Shares	1,294,000	1,516,758
Huaneng Renewables Corp., Ltd., H Shares	954,000	346,909

		11,759,465

		275,319,514

Colombia 0.8%

Banks 0.2%
Bancolombia S.A. ADR	38,160	1,972,872

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	57,787	1,040,195
Grupo de Inversiones Suramericana S.A.	75,366	1,383,212

		2,423,407

Energy 0.1%
Ecopetrol S.A. ADR (a)	87,326	1,771,845

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	92,538	1,117,462

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Cementos Argos S.A.	143,577	619,491
Cemex Latam Holdings S.A. *	53,424	408,342

		1,027,833

Utilities 0.1%
Interconexion Electrica S.A. ESP	135,468	502,403
Isagen S.A. ESP	466,029	610,187

		1,112,590

		9,426,009

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	5,247	1,168,777

Telecommunication Services 0.1%
O2 Czech Republic A/S	51,301	588,957

Utilities 0.1%
CEZ A/S	62,487	1,744,817

		3,502,551

Egypt 0.3%

Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg’d	421,191	2,809,344

Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	425,973	1,241,711
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	160,753

		1,402,464

		4,211,808

Hungary 0.3%

Banks 0.1%
OTP Bank plc	76,320	1,231,756

Energy 0.1%
MOL Hungarian Oil & Gas plc	25,643	1,241,794

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	52,470	818,861

		3,292,411

India 11.7%

Automobiles & Components 0.8%
Bajaj Auto Ltd.	35,298	1,502,135
Hero MotoCorp Ltd.	30,529	1,548,416
Mahindra & Mahindra Ltd.	105,894	2,258,918
Maruti Suzuki India Ltd.	28,620	1,543,280
Tata Motors Ltd.	336,285	2,891,114

		9,743,863

Banks 2.8%
Axis Bank Ltd.	558,878	4,333,770
Bank of Baroda	35,366	619,610
HDFC Bank Ltd.	398,848	6,151,919
Housing Development Finance Corp., Ltd.	543,780	10,170,627
ICICI Bank Ltd.	194,616	5,502,124
IndusInd Bank Ltd.	96,465	1,166,581
Kotak Mahindra Bank Ltd.	120,204	2,329,310
State Bank of India	548,550	2,841,092
Yes Bank Ltd.	68,688	785,836

		33,900,869

Capital Goods 0.5%
ABB India Ltd.	17,172	308,075
Adani Enterprises Ltd.	103,986	769,066
Bharat Heavy Electricals Ltd.	267,120	1,221,636
Cummins India Ltd.	57,240	794,977
Eicher Motors Ltd.	2,862	669,608
Larsen & Toubro Ltd.	87,109	2,301,219
Siemens Ltd.	29,097	425,143

		6,489,724

Consumer Durables & Apparel 0.0%
Titan Co., Ltd.	100,170	598,631

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	36,164	833,249
IDFC Ltd.	446,472	1,146,848
Mahindra & Mahindra Financial Services Ltd.	100,647	503,357
Power Finance Corp., Ltd.	134,514	671,324
Rural Electrification Corp., Ltd.	131,175	713,002
Shriram Transport Finance Co., Ltd.	44,838	780,284

		4,648,064

Energy 1.5%
Bharat Petroleum Corp., Ltd.	101,501	1,220,613
Cairn India Ltd.	158,841	666,669
Coal India Ltd.	223,236	1,277,073
Indian Oil Corp., Ltd.	131,652	774,255
Oil & Natural Gas Corp., Ltd.	712,161	4,354,103
Reliance Industries Ltd.	552,760	8,832,758
The Great Eastern Shipping Co., Ltd.	114,003	733,106

		17,858,577

Food, Beverage & Tobacco 0.6%
ITC Ltd.	704,052	4,120,159
Nestle India Ltd.	12,402	1,239,910
United Spirits Ltd. *	35,298	1,556,030

		6,916,099

Household & Personal Products 0.4%
Colgate-Palmolive (India) Ltd.	25,281	758,247
Dabur India Ltd.	180,602	701,104
Godrej Consumer Products Ltd.	29,097	447,509
Hindustan Unilever Ltd.	264,258	3,347,566

		5,254,426

Materials 0.7%
Ambuja Cements Ltd.	222,400	823,943
Asian Paints Ltd.	101,761	1,221,197
Hindalco Industries Ltd.	451,146	1,265,361
Jindal Steel & Power Ltd.	163,611	370,962
JSW Steel Ltd.	57,093	1,104,874

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NMDC Ltd.	256,626	578,758
Sesa Sterlite Ltd.	471,276	1,756,985
Tata Steel Ltd.	93,492	713,149
Ultratech Cement Ltd.	33,390	1,336,703

		9,171,932

Media 0.1%
Zee Entertainment Enterprises Ltd.	226,892	1,396,526

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Cipla Ltd.	185,076	1,894,304
Dr. Reddy’s Laboratories Ltd.	37,683	2,189,901
Glenmark Pharmaceuticals Ltd.	36,252	478,774
Lupin Ltd.	71,954	1,716,611
Piramal Enterprises Ltd.	31,005	404,531
Ranbaxy Laboratories Ltd. *	47,700	470,697
Sun Pharmaceutical Industries Ltd.	271,890	3,679,092

		10,833,910

Real Estate 0.0%
DLF Ltd.	189,369	454,998

Software & Services 2.1%
HCL Technologies Ltd.	93,492	2,504,495
Infosys Ltd.	170,766	11,997,650
Oracle Financial Services Software Ltd.	6,678	359,986
Tata Consultancy Services Ltd.	148,824	6,338,600
Tech Mahindra Ltd.	47,437	2,018,146
Wipro Ltd. ADR	177,145	2,285,170

		25,504,047

Telecommunication Services 0.4%
Bharti Airtel Ltd.	518,022	3,191,360
Idea Cellular Ltd.	458,874	1,173,528
Reliance Communications Ltd. *	216,081	358,481

		4,723,369

Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	194,616	910,278

Utilities 0.4%
GAIL India Ltd.	158,364	1,245,884
NTPC Ltd.	728,856	1,676,058
Power Grid Corp. of India Ltd.	458,397	1,054,117
Reliance Infrastructure Ltd.	55,332	543,556
Tata Power Co., Ltd.	543,780	814,947

		5,334,562

		143,739,875

Indonesia 2.8%

Automobiles & Components 0.3%
PT Astra International Tbk	7,070,800	4,128,110

Banks 1.1%
PT Bank Central Asia Tbk	4,531,500	4,864,196
PT Bank Danamon Indonesia Tbk	891,600	306,844
PT Bank Mandiri (Persero) Tbk	3,100,959	2,674,336
PT Bank Negara Indonesia (Persero) Tbk	3,148,216	1,554,244
PT Bank Rakyat Indonesia (Persero) Tbk	3,735,300	3,527,477

		12,927,097

Capital Goods 0.1%
PT United Tractors Tbk	667,800	1,002,740

Energy 0.1%
PT Adaro Energy Tbk	7,558,000	668,849
PT Tambang Batubara Bukit Asam (Persero) Tbk	477,000	513,975

		1,182,824

Food, Beverage & Tobacco 0.3%
PT Astra Agro Lestari Tbk	196,200	385,841
PT Charoen Pokphand Indonesia Tbk	2,931,800	987,356
PT Gudang Garam Tbk	161,600	810,052
PT Indofood Sukses Makmur Tbk	1,692,900	929,403

		3,112,652

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	477,000	1,242,920

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	477,000	964,436
PT Semen Indonesia (Persero) Tbk	1,034,800	1,356,670
PT Vale Indonesia Tbk	939,300	306,712

		2,627,818

Media 0.0%
PT Media Nusantara Citra Tbk	2,575,800	507,604

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	9,873,900	1,415,874

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	19,604,700	4,538,125

Transportation 0.0%
PT Jasa Marga Persero Tbk	958,000	529,867

Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,816,000	1,860,472

		35,076,103

Malaysia 4.6%

Automobiles & Components 0.1%
UMW Holdings Berhad	333,900	1,113,494

Banks 1.4%
Alliance Financial Group Berhad	766,600	1,103,723
AMMB Holdings Berhad	763,200	1,502,709
CIMB Group Holdings Berhad	1,779,900	3,067,795
Hong Leong Bank Berhad	244,100	1,031,967
Malayan Banking Berhad	1,669,500	4,669,171
Public Bank Berhad	993,330	5,456,340
RHB Capital Berhad	244,100	590,314

		17,422,019

Capital Goods 0.5%
Gamuda Berhad	1,051,600	1,644,631

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IJM Corp. Berhad	485,500	973,153
Sime Darby Berhad	1,097,100	3,139,668

		5,757,452

Consumer Services 0.3%
Berjaya Sports Toto Berhad	291,856	300,269
Genting Berhad	858,600	2,327,675
Genting Malaysia Berhad	1,112,000	1,387,329

		4,015,273

Energy 0.2%
Bumi Armada Berhad *	810,900	275,694
Petronas Dagangan Berhad	95,400	453,520
SapuraKencana Petroleum Berhad	1,468,000	1,215,196

		1,944,410

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	47,700	995,601
Felda Global Ventures Holdings Berhad	429,300	418,829
IOI Corp. Berhad	1,645,200	2,344,380
Kuala Lumpur Kepong Berhad	196,600	1,307,760
PPB Group Berhad	196,600	902,064

		5,968,634

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	954,000	1,387,636

Materials 0.2%
Lafarge Malaysia Berhad	143,100	428,983
Petronas Chemicals Group Berhad	1,001,700	1,667,279

		2,096,262

Media 0.0%
Astro Malaysia Holdings Berhad	238,500	237,619

Real Estate 0.1%
IOI Properties Group Berhad	667,800	485,673
KLCCP Stapled Group	148,600	298,738
SP Setia Berhad Group	777,400	746,947

		1,531,358

Telecommunication Services 0.7%
Axiata Group Berhad	1,812,600	3,783,284
DiGi.com Berhad	1,526,400	2,842,962
Maxis Berhad	814,100	1,667,912
Telekom Malaysia Berhad	238,500	499,211

		8,793,369

Transportation 0.1%
Malaysia Airports Holdings Berhad	238,500	490,749
MISC Berhad	572,400	1,237,027

		1,727,776

Utilities 0.4%
Petronas Gas Berhad	279,100	1,874,694
Tenaga Nasional Berhad	420,850	1,774,226
YTL Corp. Berhad	1,821,640	850,907
YTL Power International Berhad	1,249,425	565,150

		5,064,977

		57,060,279

Mexico 5.8%

Banks 0.6%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	821,900	4,659,488
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	763,200	2,060,677
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	518,300	1,172,349

		7,892,514

Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	858,600	2,284,905
Grupo Carso S.A.B. de C.V., Series A1	190,800	1,073,578
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	55,800	690,889

		4,049,372

Diversified Financials 0.1%
Compartamos S.A.B. de C.V.	381,600	815,101

Food & Staples Retailing 0.4%
Controladora Comercial Mexicana S.A.B. de C.V.	190,800	701,443
Organizacion Soriana S.A.B. de C.V., B Shares	55,500	162,989
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,098,800	4,492,117

		5,356,549

Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V.	143,100	920,592
Coca-Cola Femsa S.A.B. de C.V., Series L	155,300	1,541,631
Fomento Economico Mexicano S.A.B. de C.V.	763,200	7,289,515
Gruma S.A.B. de C.V., B Shares	47,700	526,151
Grupo Bimbo S.A.B. de C.V., Series A	667,800	1,879,002
Grupo Lala S.A.B. de C.V.	202,100	415,112

		12,572,003

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	286,200	648,388

Materials 1.1%
Alpek S.A. de C.V.	229,800	353,138
Cemex S.A.B. de C.V., Series CPO *	4,115,064	5,112,837
Grupo Mexico S.A.B. de C.V., Series B	1,383,300	4,534,121
Industrias CH S.A.B. de C.V., Series B *	47,700	246,397
Industrias Penoles S.A.B. de C.V.	47,700	1,043,482
Mexichem S.A.B. de C.V. *	429,300	1,566,201

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Minera Frisco S.A.B. de C.V., Series A1 *	216,700	366,994

		13,223,170

Media 0.6%
Grupo Televisa S.A.B., Series CPO	1,001,700	7,299,570

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	273,500	593,840

Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	111,200	288,485
Fibra Uno Administracion S.A. de C.V.	715,500	2,408,036

		2,696,521

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	14,310	604,511

Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	10,827,900	12,775,594

Transportation 0.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	95,400	1,272,618
OHL Mexico S.A.B. de C.V. *	286,200	657,242

		1,929,860

Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	81,600	478,748

		70,935,741

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (d)	9,984	219,648

Peru 0.3%

Banks 0.2%
Credicorp Ltd.	18,126	3,002,753

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	102,555	948,634

		3,951,387

Philippines 1.7%

Banks 0.3%
Bank of the Philippine Islands	689,406	1,458,492
BDO Unibank, Inc.	664,770	1,616,588
Metropolitan Bank & Trust Co.	265,536	490,802

		3,565,882

Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	667,800	780,748
Alliance Global Group, Inc.	1,478,700	816,652
DMCI Holdings, Inc.	1,669,500	606,010
JG Summit Holdings, Inc.	699,960	960,974
San Miguel Corp.	310,050	535,795
SM Investments Corp.	130,545	2,338,792

		6,038,971

Consumer Services 0.1%
Jollibee Foods Corp.	152,640	703,629

Diversified Financials 0.1%
Ayala Corp.	76,320	1,179,514
GT Capital Holdings, Inc.	19,080	458,889

		1,638,403

Food, Beverage & Tobacco 0.1%
LT Group, Inc.	1,049,400	309,410
Universal Robina Corp.	295,740	1,284,910

		1,594,320

Real Estate 0.2%
Ayala Land, Inc.	1,908,000	1,444,650
SM Prime Holdings, Inc.	3,100,500	1,182,063

		2,626,713

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	30,630	2,039,499

Transportation 0.1%
International Container Terminal Services, Inc.	443,610	1,145,947

Utilities 0.1%
Aboitiz Power Corp.	954,000	896,533
Energy Development Corp.	4,104,200	733,921
Manila Electric Co.	57,240	333,204

		1,963,658

		21,317,022

Poland 1.9%

Banks 0.7%
Bank Handlowy w Warszawie S.A.	20,511	659,248
Bank Millennium S.A.	200,340	459,941
Bank Pekao S.A.	42,930	2,366,049
Bank Zachodni WBK S.A.	9,063	1,057,501
Getin Noble Bank S.A. *	788,488	524,256
mBank	4,293	645,112
Powszechna Kasa Oszczednosci Bank Polski S.A.	291,924	3,268,309

		8,980,416

Consumer Durables & Apparel 0.1%
LPP S.A.	477	1,257,228

Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	131,175	1,766,626
Polskie Gornictwo Naftowe i Gazownictwo S.A.	891,212	1,291,400

		3,058,026

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	20,034	2,867,162

Materials 0.2%
KGHM Polska Miedz S.A.	56,907	2,085,264

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Synthos S.A.	235,161	291,677

		2,376,941

Media 0.0%
Cyfrowy Polsat S.A.	57,456	423,132

Telecommunication Services 0.1%
Orange Polska S.A.	230,391	651,891

Utilities 0.3%
Enea S.A.	83,952	448,051
Energa S.A.	85,860	601,080
PGE S.A.	321,498	1,855,782
Tauron Polska Energia S.A.	275,857	426,047

		3,330,960

		22,945,756

Russia 4.1%

Banks 0.5%
Sberbank of Russia *	1	1
Sberbank of Russia ADR	826,382	5,083,076
VTB Bank OJSC GDR - Reg’d	691,418	1,277,049

		6,360,126

Diversified Financials 0.1%
Moscow Exchange MICEX-RTS OAO	635,640	768,717

Energy 2.1%
Gazprom OAO	1	3
Gazprom OAO ADR	2,024,971	11,835,956
LUKOIL OAO *	1	46
Lukoil OAO ADR	177,444	8,258,244
NovaTek OAO *	189,300	1,760,129
Rosneft OJSC GDR - Reg’d	385,518	1,825,428
Surgutneftegas OAO *	1	1
Surgutneftegas OAO ADR	131,544	774,136
Tatneft OAO *	1	5
Tatneft OAO ADR	47,908	1,468,859
TMK OAO GDR - Reg’d	31,823	160,706

		26,083,513

Food & Staples Retailing 0.5%
Magnit PJSC GDR - Reg’d	106,290	6,148,877

Materials 0.5%
Magnitogorsk Iron & Steel Works OJSC *	1,524,800	384,679
MMC Norilsk Nickel OJSC *	1	178
MMC Norilsk Nickel OJSC ADR	173,551	3,082,266
Novolipetsk Steel OJSC GDR - Reg’d	27,367	333,056
PhosAgro OAO GDR - Reg’d	25,948	288,023
Severstal OAO GDR - Reg’d	82,593	759,030
Uralkali OJSC GDR - Reg’d	57,652	769,078

		5,616,310

Real Estate 0.0%
LSR Group GDR - Reg’d	58,358	135,099

Telecommunication Services 0.3%
MegaFon OAO GDR - Reg’d	47,011	970,777
Mobile Telesystems OJSC ADR	173,840	2,124,325
Rostelecom OJSC *	96,600	208,928
Sistema JSFC GDR - Reg’d	52,947	304,975

		3,609,005

Transportation 0.0%
Aeroflot-Russian Airlines OJSC *	381,600	322,265

Utilities 0.1%
E.ON Russia JSC *	3,656,000	182,533
Federal Grid Co. Unified Energy System JSC *	193,820,000	209,907
Inter RAO JSC *	1,245,799,999	225,490
Rosseti JSC *	28,372,001	296,658
RusHydro JSC *	17,996,000	218,255

		1,132,843

		50,176,755

South Africa 9.5%

Banks 0.7%
Barclays Africa Group Ltd.	111,141	1,794,917
Capitec Bank Holdings Ltd.	14,596	417,882
Nedbank Group Ltd.	60,579	1,332,447
Standard Bank Group Ltd.	428,346	5,281,377

		8,826,623

Capital Goods 0.4%
Aveng Ltd. *	187,938	289,397
Barloworld Ltd.	84,429	799,158
Reunert Ltd.	82,044	453,947
The Bidvest Group Ltd.	107,802	2,859,659

		4,402,161

Consumer Durables & Apparel 0.4%
Steinhoff International Holdings Ltd.	825,838	4,351,041

Consumer Services 0.0%
Sun International Ltd.	38,160	423,658

Diversified Financials 1.1%
Brait SE *	86,831	565,956
Coronation Fund Managers Ltd.	98,262	983,465
FirstRand Ltd.	1,081,592	4,866,258
Investec Ltd.	110,187	1,027,308
JSE Ltd.	63,479	616,775
Remgro Ltd.	163,134	3,734,220
RMB Holdings Ltd.	280,953	1,592,911

		13,386,893

Energy 0.7%
Exxaro Resources Ltd.	43,407	437,587
Sasol Ltd.	196,047	8,198,426

		8,636,013

Food & Staples Retailing 0.4%
Clicks Group Ltd.	89,748	646,715
Massmart Holdings Ltd.	37,743	478,719
Pick n Pay Stores Ltd.	101,124	502,119
Shoprite Holdings Ltd.	162,657	2,495,993
The SPAR Group Ltd.	60,579	864,059

		4,987,605

Food, Beverage & Tobacco 0.3%
AVI Ltd.	162,657	1,131,008

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tiger Brands Ltd.	60,579	2,119,566

		3,250,574

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	355,842	1,346,507
Mediclinic International Ltd.	120,800	1,028,930
Netcare Ltd.	529,947	1,746,261

		4,121,698

Insurance 0.6%
Discovery Ltd.	153,594	1,550,331
MMI Holdings Ltd.	488,925	1,396,423
Sanlam Ltd.	622,962	4,128,078

		7,074,832

Materials 0.9%
Aeci Ltd.	58,194	698,023
African Rainbow Minerals Ltd.	34,344	415,305
Anglo American Platinum Ltd. *	23,850	804,248
AngloGold Ashanti Ltd. *	133,083	1,190,175
Gold Fields Ltd.	275,706	1,183,540
Harmony Gold Mining Co., Ltd. *	193,185	329,131
Impala Platinum Holdings Ltd. *	186,507	1,362,017
Kumba Iron Ore Ltd.	21,942	511,897
Mondi Ltd.	56,807	966,796
Nampak Ltd.	306,711	1,245,003
Northam Platinum Ltd. *	82,582	260,907
PPC Ltd.	224,667	520,050
Sappi Ltd. *	201,771	754,370
Sibanye Gold Ltd.	269,164	490,984

		10,732,446

Media 1.4%
Naspers Ltd., N Shares	128,216	16,643,879

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd. *	111,618	4,041,751

Real Estate 0.2%
Capital Property Fund	720,270	841,125
Growthpoint Properties Ltd.	757,476	1,898,747

		2,739,872

Retailing 0.6%
Imperial Holdings Ltd.	67,257	1,217,707
Mr. Price Group Ltd.	95,400	2,039,702
The Foschini Group Ltd.	81,567	1,075,106
Truworths International Ltd.	158,841	1,143,155
Woolworths Holdings Ltd.	343,926	2,482,967

		7,958,637

Telecommunication Services 1.2%
MTN Group Ltd.	619,146	12,228,225
Telkom S.A. SOC Ltd. *	104,940	652,734
Vodacom Group Ltd.	125,451	1,510,091

		14,391,050

Transportation 0.0%
Grindrod Ltd.	142,623	296,311

		116,265,044

Taiwan 14.1%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	925,557	2,144,355
Yulon Motor Co., Ltd.	385,000	578,480

		2,722,835

Banks 1.4%
Chang Hwa Commercial Bank Ltd.	1,769,352	1,049,119
China Development Financial Holding Corp.	5,270,268	1,687,644
CTBC Financial Holding Co., Ltd.	4,943,707	3,362,631
E.Sun Financial Holding Co., Ltd.	2,524,239	1,598,678
Far Eastern International Bank	620,637	206,561
First Financial Holding Co., Ltd.	2,355,561	1,430,957
Hua Nan Financial Holdings Co., Ltd.	3,140,706	1,811,507
Mega Financial Holding Co., Ltd.	3,339,544	2,719,331
SinoPac Financial Holdings Co., Ltd.	2,331,616	979,433
Taishin Financial Holding Co., Ltd.	3,338,872	1,548,197
Taiwan Cooperative Financial Holding Co., Ltd.	2,272,171	1,196,749

		17,590,807

Capital Goods 0.3%
Far Eastern New Century Corp.	1,519,734	1,517,401
Taiwan Glass Industry Corp.	503,036	388,483
Teco Electric & Machinery Co., Ltd.	477,000	494,764
Walsin Lihwa Corp. *	1,908,000	615,295

		3,015,943

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	477,000	467,020
Giant Manufacturing Co., Ltd.	91,000	799,806
Pou Chen Corp.	743,580	898,615

		2,165,441

Diversified Financials 0.5%
Capital Securities Corp.	1,450,629	468,270
Fubon Financial Holding Co., Ltd.	2,510,078	4,112,156
Yuanta Financial Holding Co., Ltd.	3,322,848	1,632,032

		6,212,458

Energy 0.1%
Formosa Petrochemical Corp.	621,000	1,404,637

Food & Staples Retailing 0.1%
President Chain Store Corp.	169,000	1,316,068

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	1,759,437	2,842,616

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	2,497,261	4,026,604

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shin Kong Financial Holding Co., Ltd.	3,103,185	923,510

		4,950,114

Materials 1.6%
Asia Cement Corp.	1,011,206	1,297,193
China Steel Corp.	4,022,248	3,392,218
Formosa Chemicals & Fibre Corp.	1,492,500	3,375,879
Formosa Plastics Corp.	1,961,120	4,499,217
Nan Ya Plastics Corp.	2,120,060	4,439,127
Taiwan Cement Corp.	1,141,690	1,676,705
Taiwan Fertilizer Co., Ltd.	182,000	299,339
YFY, Inc.	954,000	391,495

		19,371,173

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	805,000	421,391

Retailing 0.2%
Hotai Motor Co., Ltd.	153,000	2,400,242

Semiconductors & Semiconductor Equipment 4.7%
Advanced Semiconductor Engineering, Inc.	2,513,488	3,049,729
Epistar Corp.	210,000	394,927
Inotera Memories, Inc. *	954,000	1,442,675
MediaTek, Inc.	514,469	7,730,126
Novatek Microelectronics Corp.	194,000	1,097,019
Realtek Semiconductor Corp.	161,000	535,843
Siliconware Precision Industries Co., Ltd. ADR	286,677	2,124,277
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,671,885	39,239,141
United Microelectronics Corp. ADR	953,739	2,060,076

		57,673,813

Technology Hardware & Equipment 3.4%
Acer, Inc. *	954,086	605,793
Advantech Co., Ltd.	111,592	764,440
Asustek Computer, Inc.	241,426	2,628,987
AU Optronics Corp. ADR	333,900	1,582,686
Catcher Technology Co., Ltd.	244,200	2,067,385
Chicony Electronics Co., Ltd.	149,559	406,911
Compal Electronics, Inc.	1,434,610	917,854
Delta Electronics, Inc.	682,000	4,120,979
Foxconn Technology Co., Ltd.	550,368	1,538,309
Hon Hai Precision Industry Co., Ltd.	4,345,444	13,620,101
HTC Corp. *	256,650	1,136,151
Innolux Corp.	2,805,541	1,341,692
Inventec Corp.	1,460,145	971,936
Largan Precision Co., Ltd.	31,000	2,389,046
Lite-On Technology Corp.	964,869	1,169,160
Pegatron Corp.	503,441	1,168,012
Quanta Computer, Inc.	954,000	2,373,633
Synnex Technology International Corp.	483,053	702,395
TPK Holding Co., Ltd.	91,996	591,557
Unimicron Technology Corp.	954,000	702,842
Wistron Corp.	1,053,315	963,206

		41,763,075

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR (a)	138,330	4,162,349
Far EasTone Telecommunications Co., Ltd.	511,000	1,106,293
Taiwan Mobile Co., Ltd.	588,600	1,871,500

		7,140,142

Transportation 0.2%
China Airlines Ltd. *	1,180,000	497,585
Eva Airways Corp. *	954,000	616,528
Evergreen Marine Corp., Ltd. *	954,199	565,782
U-Ming Marine Transport Corp.	190,000	298,376

		1,978,271

		172,969,026

Thailand 3.0%

Banks 0.8%
Bangkok Bank PCL NVDR	190,800	1,173,796
Bank of Ayudhya PCL NVDR	381,600	546,222
Kasikornbank PCL NVDR	429,300	3,229,393
Krung Thai Bank PCL NVDR	2,014,300	1,466,173
The Siam Commercial Bank PCL NVDR	524,700	3,140,050
TMB Bank PCL NVDR	5,008,500	478,961

		10,034,595

Capital Goods 0.0%
Berli Jucker PCL NVDR	143,100	181,953

Consumer Services 0.1%
Minor International PCL NVDR	667,800	727,085

Energy 0.5%
Banpu PCL NVDR	477,000	395,866
IRPC PCL NVDR	5,771,700	587,101
PTT Exploration & Production PCL NVDR	545,104	2,249,477
PTT PCL NVDR	300,900	3,509,813

		6,742,257

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	95,400	708,927
CP ALL PCL NVDR	1,764,900	2,365,025

		3,073,952

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,478,700	1,272,218

Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,131,300	637,401

Materials 0.3%
Indorama Ventures PCL NVDR	322,100	220,717
PTT Global Chemical PCL NVDR	667,814	1,306,747
The Siam Cement PCL NVDR	143,100	2,057,049

		3,584,513

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
BEC World PCL NVDR	524,700	858,920

Real Estate 0.1%
Central Pattana PCL NVDR	573,600	829,785
Land & Houses PCL NVDR	954,000	287,638

		1,117,423

Retailing 0.0%
Home Product Center PCL NVDR	697,612	189,089

Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	429,300	3,111,722
Intouch Holding PCL NVDR	524,700	1,198,493
Total Access Communication PCL NVDR	231,000	696,482
True Corp. PCL NVDR *	3,574,307	1,317,165

		6,323,862

Transportation 0.1%
Airports of Thailand PCL NVDR	168,100	1,423,231

Utilities 0.1%
Electricity Generating PCL NVDR	95,400	495,377
Glow Energy PCL NVDR	201,500	599,867

		1,095,244

		37,261,743

Turkey 2.0%

Banks 0.8%
Akbank T.A.S.	571,961	2,319,214
Turkiye Garanti Bankasi A/S	703,098	3,098,312
Turkiye Halk Bankasi A/S	186,561	1,329,513
Turkiye Is Bankasi, C Shares	575,262	1,598,310
Turkiye Vakiflar Bankasi Tao, D Shares	407,949	938,406
Yapi ve Kredi Bankasi A/S	370,629	889,336

		10,173,091

Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	191,754	499,040
KOC Holding A/S	315,774	1,780,332

		2,279,372

Consumer Durables & Apparel 0.0%
Arcelik A/S	71,073	455,206

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	282,907	1,352,584

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	56,763	1,282,678

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	75,046	1,672,127

Food, Beverage & Tobacco 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S *	103,509	1,185,841
Ulker Biskuvi Sanayi A/S	71,073	535,348

		1,721,189

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	667,459	1,357,738

Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	812,808	1,033,836

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	190,323	609,487
Turkcell Iletisim Hizmetleri A/S *	279,999	1,774,383

		2,383,870

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	371,583	1,543,584

		25,255,275

United Arab Emirates 1.1%

Banks 0.3%
Abu Dhabi Commercial Bank PJSC	355,842	712,062
Dubai Islamic Bank PJSC	251,856	517,693
First Gulf Bank PJSC	362,379	1,770,927
Union National Bank PJSC	324,026	555,768

		3,556,450

Capital Goods 0.1%
Arabtec Holding Co. PJSC *	766,621	828,599

Diversified Financials 0.1%
Dubai Financial Market	988,600	705,172

Energy 0.0%
Dana Gas PJSC *	2,902,545	482,039

Real Estate 0.5%
Aldar Properties PJSC	1,199,178	1,041,472
Deyaar Development PJSC *	712,161	193,888
Emaar Malls Group PJSC *	700,236	564,299
Emaar Properties PJSC	1,282,338	3,822,872

		5,622,531

Transportation 0.1%
DP World Ltd.	88,956	1,882,309

		13,077,100

Total Common Stock
(Cost $1,131,433,306)		1,188,456,470

Preferred Stock 3.1% of net assets

Brazil 3.0%

Banks 1.3%
Banco Bradesco S.A.	732,019	11,241,502
Itausa - Investimentos Itau S.A.	1,154,340	4,696,137

		15,937,639

Energy 0.6%
Petroleo Brasileiro S.A.	1,526,400	7,584,449

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	47,700	2,009,064

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.3%
Bradespar S.A.	95,400	558,464
Braskem S.A., A Shares	95,400	712,894
Gerdau S.A.	304,326	1,287,690
Metalurgica Gerdau S.A.	95,400	481,064
Suzano Papel e Celulose S.A., A Shares	95,400	402,924
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	190,800	385,148

		3,828,184

Retailing 0.1%
Lojas Americanas S.A.	178,875	1,174,886

Telecommunication Services 0.2%
Oi S.A. *	1,348,280	722,279
Telefonica Brasil S.A.	95,400	1,944,626

		2,666,905

Utilities 0.3%
Centrais Eletricas Brasileiras S.A., B Shares	103,810	311,102
Companhia Energetica de Minas Gerais	290,227	1,586,303
Companhia Energetica de Sao Paulo, B Shares	62,777	630,438
Companhia Paranaense de Energia - Copel, B Shares	47,700	653,640

		3,181,483

		36,382,610

Colombia 0.1%

Banks 0.1%
Grupo Aval Acciones y Valores	933,966	593,484

Diversified Financials 0.0%
Grupo de Inversiones Suramericana S.A.	26,712	479,621

		1,073,105

Russia 0.0%

Energy 0.0%
AK Transneft OAO *	250	602,355

Total Preferred Stock
(Cost $45,445,608)		38,058,070

Other Investment Companies 1.4% of net assets

United States 1.4%

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,087,810	1,087,810

Securities Lending Collateral 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	16,182,262	16,182,262

Total Other Investment Companies
(Cost $17,270,072)		17,270,072

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.00%, 12/18/14 (f)(g)	40,000	40,000
0.01%, 12/18/14 (f)(g)	60,000	60,000

Total Short-Term Investments
(Cost $100,000)		100,000

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $1,199,648,257 and the unrealized appreciation and depreciation were $167,464,686 and ($123,228,331), respectively, with a net unrealized appreciation of $44,236,355.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,850,511. Non-Cash Collateral pledged to the fund for securities on loan amounted to $904,429.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $160,753 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $2,405,154 or 0.2% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 12/19/14	15	748,725	7,265

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

14

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$912,917,308	$—	$—	$912,917,308
China[1]	259,288,087	—	—	259,288,087
Capital Goods	14,006,674	—	2,024,753	16,031,427
Pakistan[1]	—	—	219,648	219,648
Preferred Stock[1]	38,058,070	—	—	38,058,070
Other Investment Companies[1]	17,270,072	—	—	17,270,072
Short-Term Investments[1]	—	100,000	—	100,000

Total	$1,241,540,211	$100,000	$2,244,401	$1,243,884,612

Other Financial Instruments
Futures Contracts[2]	$7,265	$—	$—	$7,265

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
China	$—	$—	$311,407	$40,288	$—	$1,673,058	$—	$2,024,753
Pakistan	239,616	—	(19,968)	—	—	—	—	219,648
Warrants
Thailand	—	7,413	—	—	(7,413)	—	—	—

Total	$239,616	$7,413	$291,439	$40,288	($7,413)	$1,673,058	$—	$2,244,401

 15

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2014.

REG56692NOV14

16

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	3,251,144,071	4,205,124,872
0.0%		Rights	21,491	21,491
0.8%		Other Investment Companies	32,240,521	32,240,521
0.0%		Short-Term Investments	353,999	353,999

100.5%		Total Investments	3,283,760,082	4,237,740,883
(0	.5)%	Other Assets and Liabilities, Net		(21,836,047)

100.0%		Net Assets		4,215,904,836

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	12,101	258,235
Autoliv, Inc.	17,290	1,711,018
BorgWarner, Inc.	43,810	2,477,894
Cooper Tire & Rubber Co.	10,698	362,983
Dana Holding Corp.	28,645	607,274
Delphi Automotive plc	52,963	3,863,651
Dorman Products, Inc. *	6,740	319,004
Drew Industries, Inc.	3,542	166,828
Federal-Mogul Holdings Corp. *	15,535	241,103
Ford Motor Co.	724,316	11,393,491
General Motors Co.	248,656	8,312,570
Gentex Corp.	25,875	920,115
Gentherm, Inc. *	6,307	237,711
Harley-Davidson, Inc.	40,634	2,831,377
Johnson Controls, Inc.	126,528	6,326,400
Lear Corp.	14,648	1,404,890
Standard Motor Products, Inc.	4,338	165,495
Tenneco, Inc. *	10,610	576,654
Tesla Motors, Inc. *	17,387	4,251,469
The Goodyear Tire & Rubber Co.	50,996	1,397,800
Thor Industries, Inc.	8,425	495,053
TRW Automotive Holdings Corp. *	22,817	2,359,278
Visteon Corp. *	8,919	874,062

		51,554,355

Banks 5.8%
Associated Banc-Corp.	35,705	659,828
Astoria Financial Corp.	15,194	201,017
BancFirst Corp.	3,385	216,674
BancorpSouth, Inc.	17,120	374,757
Bank of America Corp.	1,958,088	33,365,820
Bank of Hawaii Corp.	8,425	485,533
Bank of the Ozarks, Inc.	13,480	487,976
BankUnited, Inc.	19,060	575,612
Banner Corp.	7,596	312,879
BB&T Corp.	135,478	5,092,618
BBCN Bancorp, Inc.	12,107	168,529
Beneficial Mutual Bancorp, Inc. *	15,336	208,570
Berkshire Hills Bancorp, Inc.	3,676	93,297
BofI Holding, Inc. *	2,571	202,903
BOK Financial Corp.	3,964	255,480
Boston Private Financial Holdings, Inc.	14,009	178,755
Brookline Bancorp, Inc.	15,195	144,504
Capital Bank Financial Corp., Class A *	10,426	264,299
Capitol Federal Financial, Inc.	29,257	366,298
Cathay General Bancorp	13,568	344,356
Central Pacific Financial Corp.	7,284	139,416
Chemical Financial Corp.	5,213	151,021
CIT Group, Inc.	38,755	1,891,244
Citigroup, Inc.	561,789	30,319,752
City Holding Co.	3,370	147,370
City National Corp.	8,425	650,326
Columbia Banking System, Inc.	11,795	324,009
Comerica, Inc.	35,579	1,658,337
Commerce Bancshares, Inc.	17,121	733,091
Community Bank System, Inc.	6,740	249,313
Community Trust Bancorp, Inc.	2,215	80,139
Cullen/Frost Bankers, Inc.	10,610	792,143
CVB Financial Corp.	17,064	258,861
Eagle Bancorp, Inc. *	5,570	191,162
East West Bancorp, Inc.	28,645	1,053,277
Essent Group Ltd. *	8,136	205,027
EverBank Financial Corp.	18,923	356,509
F.N.B. Corp.	36,613	460,958
Fifth Third Bancorp	162,704	3,273,604
First BanCorp (Puerto Rico) *	27,192	139,495
First Citizens BancShares, Inc., Class A	1,547	392,319
First Commonwealth Financial Corp.	22,080	200,486
First Financial Bancorp	10,166	180,040
First Financial Bankshares, Inc.	10,498	316,725
First Horizon National Corp.	45,771	584,038
First Interstate BancSystem, Inc., Class A	7,084	199,202
First Merchants Corp.	8,950	191,977
First Midwest Bancorp, Inc.	16,850	281,900
First Niagara Financial Group, Inc.	64,474	526,753
First Republic Bank	22,535	1,161,229
FirstMerit Corp.	29,424	526,395
Flagstar Bancorp, Inc. *	15,587	237,546
Fulton Financial Corp.	40,760	486,674
Glacier Bancorp, Inc.	12,430	340,333
Hancock Holding Co.	15,165	496,047
Hanmi Financial Corp.	7,596	152,680
Home BancShares, Inc.	13,480	426,912
Home Loan Servicing Solutions Ltd.	15,841	309,533

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hudson City Bancorp, Inc.	89,305	874,296
Huntington Bancshares, Inc.	158,390	1,601,323
Iberiabank Corp.	7,245	473,243
Independent Bank Corp.	3,642	144,332
International Bancshares Corp.	10,266	261,988
Investors Bancorp, Inc.	63,484	686,262
JPMorgan Chase & Co.	697,033	41,933,505
Kearny Financial Corp. *	3,383	47,869
KeyCorp	162,840	2,198,340
Lakeland Financial Corp.	4,134	163,665
M&T Bank Corp.	24,123	3,039,980
MB Financial, Inc.	10,151	319,756
MGIC Investment Corp. *	63,516	591,334
National Bank Holdings Corp., Class A	12,648	243,221
National Penn Bancshares, Inc.	22,483	229,327
Nationstar Mortgage Holdings, Inc. *(a)	5,213	156,234
NBT Bancorp, Inc.	12,067	293,349
New York Community Bancorp, Inc.	81,186	1,290,046
Northfield Bancorp, Inc.	10,401	146,550
Northwest Bancshares, Inc.	25,275	318,212
Ocwen Financial Corp. *	23,590	541,155
OFG Bancorp	17,730	264,886
Old National Bancorp	18,623	264,447
Oritani Financial Corp.	11,795	171,617
PacWest Bancorp	22,631	1,052,341
Park National Corp.	1,959	159,541
People’s United Financial, Inc.	64,030	946,363
Pinnacle Financial Partners, Inc.	5,513	207,675
Popular, Inc. *	18,545	605,309
PrivateBancorp, Inc.	15,165	476,939
Prosperity Bancshares, Inc.	10,431	586,014
Provident Financial Services, Inc.	13,480	232,934
Radian Group, Inc.	40,450	689,672
Regions Financial Corp.	256,850	2,586,479
Renasant Corp.	3,876	109,226
S&T Bancorp, Inc.	5,114	140,533
Sandy Spring Bancorp, Inc.	3,776	89,756
Signature Bank *	9,325	1,130,843
Simmons First National Corp., Class A	4,134	167,303
South State Corp.	4,466	276,579
State Bank Financial Corp.	5,314	98,840
Sterling Bancorp	14,604	195,402
SunTrust Banks, Inc.	98,286	3,861,657
Susquehanna Bancshares, Inc.	33,850	445,804
SVB Financial Group *	9,325	980,524
Synovus Financial Corp.	25,776	666,052
TCF Financial Corp.	33,948	526,873
Texas Capital Bancshares, Inc. *	6,988	385,248
TFS Financial Corp.	23,590	357,860
The PNC Financial Services Group, Inc.	100,069	8,753,035
TrustCo Bank Corp.	16,980	115,634
Trustmark Corp.	13,480	314,623
U.S. Bancorp	333,714	14,750,159
UMB Financial Corp.	6,740	374,003
Umpqua Holdings Corp.	38,113	647,540
Union Bankshares Corp.	8,680	199,987
United Bankshares, Inc.	12,178	425,012
United Community Banks, Inc.	8,745	153,912
United Financial Bancorp, Inc.	10,402	143,340
Valley National Bancorp	43,967	428,239
ViewPoint Financial Group, Inc.	6,884	164,115
Washington Federal, Inc.	20,220	437,561
Webster Financial Corp.	17,189	540,938
Wells Fargo & Co.	880,436	47,966,153
WesBanco, Inc.	3,976	132,043
Westamerica Bancorp	5,055	245,673
Western Alliance Bancorp *	16,964	448,359
Wintrust Financial Corp.	8,425	376,513
WSFS Financial Corp.	2,067	155,232
Zions Bancorp	39,423	1,106,209

		245,194,532

Capital Goods 7.8%
3M Co.	119,951	19,202,956
A.O. Smith Corp.	13,480	726,976
AAON, Inc.	8,161	169,096
AAR Corp.	6,740	172,746
Actuant Corp., Class A	15,165	445,244
Acuity Brands, Inc.	8,425	1,164,335
AECOM Technology Corp. *	26,343	843,239
Aegion Corp. *	6,960	132,588
AGCO Corp.	17,250	727,778
Air Lease Corp.	16,274	618,900
Aircastle Ltd.	15,165	313,916
Albany International Corp., Class A	5,353	200,042
Allegion plc	17,382	936,021
Alliant Techsystems, Inc.	5,455	620,124
Allison Transmission Holdings, Inc.	31,006	1,019,787
Altra Industrial Motion Corp.	3,976	121,785
Ameresco, Inc., Class A *	26,635	205,356
American Railcar Industries, Inc.	2,038	120,201
AMETEK, Inc.	45,495	2,318,425
Apogee Enterprises, Inc.	5,114	231,306
Applied Industrial Technologies, Inc.	8,425	395,048
Armstrong World Industries, Inc. *	8,592	430,459
Astec Industries, Inc.	3,506	137,681
Astronics Corp. *	3,038	148,923
AZZ, Inc.	3,742	167,567
B/E Aerospace, Inc. *	17,884	1,392,627
Barnes Group, Inc.	8,609	316,209
Beacon Roofing Supply, Inc. *	8,425	228,149
Blount International, Inc. *	8,425	138,339
Briggs & Stratton Corp.	8,666	173,753
Builders FirstSource, Inc. *	17,080	105,213
Carlisle Cos., Inc.	11,795	1,054,473
Caterpillar, Inc.	115,791	11,648,575
Chart Industries, Inc. *	5,076	201,568
Chicago Bridge & Iron Co. N.V.	19,139	957,524
CIRCOR International, Inc.	3,370	225,622
CLARCOR, Inc.	10,110	666,148
Colfax Corp. *	17,717	912,957
Comfort Systems USA, Inc.	7,052	101,337
Continental Building Products, Inc. *	13,872	231,662
Crane Co.	10,110	596,793

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cubic Corp.	4,141	213,054
Cummins, Inc.	32,374	4,714,302
Curtiss-Wright Corp.	8,425	597,333
Danaher Corp.	111,630	9,327,803
Deere & Co.	66,207	5,734,850
DigitalGlobe, Inc. *	12,444	336,112
Donaldson Co., Inc.	26,960	1,051,440
Dover Corp.	31,058	2,391,155
DXP Enterprises, Inc. *	1,738	102,125
Dycom Industries, Inc. *	5,536	169,346
Eaton Corp. plc	87,657	5,945,774
EMCOR Group, Inc.	11,795	511,313
Emerson Electric Co.	130,720	8,333,400
Encore Wire Corp.	3,841	140,849
EnerSys	8,619	523,432
EnPro Industries, Inc. *	3,522	227,239
ESCO Technologies, Inc.	6,740	242,775
Esterline Technologies Corp. *	6,740	800,914
Exelis, Inc.	33,700	604,578
Fastenal Co.	49,306	2,228,631
Federal Signal Corp.	11,841	176,668
Flowserve Corp.	27,043	1,592,021
Fluor Corp.	30,691	1,902,535
Fortune Brands Home & Security, Inc.	29,145	1,309,193
Franklin Electric Co., Inc.	6,834	256,685
GATX Corp.	10,110	626,213
GenCorp, Inc. *	10,428	174,148
Generac Holdings, Inc. *	12,089	524,421
General Dynamics Corp.	58,573	8,514,171
General Electric Co.	1,859,071	49,246,791
Global Power Equipment Group, Inc.	13,872	179,920
Graco, Inc.	11,795	944,779
GrafTech International Ltd. *	31,070	126,766
Granite Construction, Inc.	5,696	204,202
Great Lakes Dredge & Dock Corp. *	10,528	79,802
Griffon Corp.	8,490	105,701
H&E Equipment Services, Inc.	6,838	239,330
Harsco Corp.	15,165	293,594
HD Supply Holdings, Inc. *	23,053	670,381
HEICO Corp.	10,952	580,566
Hexcel Corp. *	17,306	749,177
Hillenbrand, Inc.	13,480	433,517
Honeywell International, Inc.	145,734	14,437,867
Hubbell, Inc., Class B	10,110	1,079,748
Huntington Ingalls Industries, Inc.	10,110	1,101,687
Hyster-Yale Materials Handling, Inc.	2,343	172,000
IDEX Corp.	15,165	1,164,824
Illinois Tool Works, Inc.	67,651	6,422,109
Ingersoll-Rand plc	47,857	3,017,862
ITT Corp.	16,850	697,590
Jacobs Engineering Group, Inc. *	23,590	1,095,755
John Bean Technologies Corp.	5,114	155,159
Joy Global, Inc.	20,273	994,188
Kaman Corp.	5,055	198,864
KBR, Inc.	27,054	455,589
Kennametal, Inc.	15,165	558,375
L-3 Communications Holdings, Inc.	16,193	2,017,648
Lennox International, Inc.	10,110	947,004
Lincoln Electric Holdings, Inc.	14,604	1,052,072
Lindsay Corp. (a)	1,906	167,595
Lockheed Martin Corp.	50,090	9,595,240
Masco Corp.	70,770	1,712,634
Masonite International Corp. *	2,763	161,939
MasTec, Inc. *	10,689	257,605
Meritor, Inc. *	19,059	268,351
Moog, Inc., Class A *	10,110	735,806
MRC Global, Inc. *	18,695	377,826
MSC Industrial Direct Co., Inc., Class A	8,425	654,370
Mueller Industries, Inc.	13,650	447,857
Mueller Water Products, Inc., Class A	28,646	271,851
Navistar International Corp. *	14,007	501,451
Nordson Corp.	10,110	790,096
Nortek, Inc. *	2,138	170,463
Northrop Grumman Corp.	38,297	5,397,196
NOW, Inc. *(a)	19,601	524,915
Orbital Sciences Corp. *	10,110	275,194
Oshkosh Corp.	16,850	764,990
Owens Corning	20,495	714,046
PACCAR, Inc.	67,400	4,517,148
Pall Corp.	19,559	1,879,815
Parker-Hannifin Corp.	28,645	3,696,064
Pentair plc	35,919	2,324,318
Plug Power, Inc. *(a)	33,287	127,156
Polypore International, Inc. *	8,478	436,278
Powell Industries, Inc.	1,838	78,207
Precision Castparts Corp.	26,960	6,413,784
Primoris Services Corp.	8,823	230,721
Proto Labs, Inc. *	3,663	237,729
Quanex Building Products Corp.	6,784	134,188
Quanta Services, Inc. *	39,008	1,189,744
Raven Industries, Inc.	6,740	151,650
Raytheon Co.	58,152	6,204,818
RBC Bearings, Inc.	5,055	321,397
Regal-Beloit Corp.	8,425	609,296
Rexnord Corp. *	13,880	382,394
Rockwell Automation, Inc.	26,960	3,111,454
Rockwell Collins, Inc.	25,669	2,195,470
Roper Industries, Inc.	18,535	2,925,194
Rush Enterprises, Inc., Class A *	5,444	190,976
Sensata Technologies Holding N.V. *	31,071	1,540,189
Simpson Manufacturing Co., Inc.	7,274	241,497
Snap-on, Inc.	10,410	1,408,785
SolarCity Corp. *(a)	9,826	540,430
Spirit AeroSystems Holdings, Inc., Class A *	24,341	1,049,341
SPX Corp.	7,674	688,281
Standex International Corp.	1,685	122,954
Stanley Black & Decker, Inc.	28,873	2,726,766
Sun Hydraulics Corp.	3,841	154,677
TAL International Group, Inc. *	5,067	223,911
Taser International, Inc. *	9,315	200,086
Teledyne Technologies, Inc. *	6,787	725,598
Tennant Co.	5,055	340,960
Terex Corp.	21,905	628,674
Textainer Group Holdings Ltd.	6,865	238,902
Textron, Inc.	52,235	2,262,820
The Babcock & Wilcox Co.	21,905	649,045

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Boeing Co.	124,690	16,753,348
The Gorman-Rupp Co.	2,687	84,103
The Greenbrier Cos., Inc. (a)	3,876	215,040
The Manitowoc Co., Inc.	28,645	576,910
The Middleby Corp. *	10,209	976,389
The Timken Co.	15,165	648,910
The Toro Co.	10,404	683,335
Thermon Group Holdings, Inc. *	3,376	81,665
Titan International, Inc.	10,214	101,119
TransDigm Group, Inc.	8,954	1,771,012
Trex Co., Inc. *	4,076	171,763
TriMas Corp. *	7,359	229,086
Trinity Industries, Inc.	30,330	972,380
Triumph Group, Inc.	8,727	593,960
Tutor Perini Corp. *	7,348	185,537
United Rentals, Inc. *	18,973	2,149,831
United Technologies Corp.	157,029	17,285,752
Universal Forest Products, Inc.	3,442	164,321
USG Corp. *	15,641	450,617
Valmont Industries, Inc. (a)	4,517	610,789
Vectrus, Inc. *	1,853	52,366
W.W. Grainger, Inc.	10,983	2,698,303
Wabash National Corp. *	12,066	130,192
WABCO Holdings, Inc. *	11,795	1,210,403
Wabtec Corp.	17,050	1,508,754
Watsco, Inc.	5,055	513,083
Watts Water Technologies, Inc., Class A	5,149	311,309
WESCO International, Inc. *	8,425	694,136
Woodward, Inc.	10,110	522,485
Xylem, Inc.	33,700	1,292,058

		327,745,893

Commercial & Professional Services 1.0%
ABM Industries, Inc.	7,296	197,649
ACCO Brands Corp. *	21,428	187,709
Brady Corp., Class A	8,425	210,625
Cintas Corp.	21,905	1,602,351
Civeo Corp.	20,220	190,472
Clean Harbors, Inc. *	10,110	472,643
Copart, Inc. *	20,660	750,784
Covanta Holding Corp.	25,275	633,644
Deluxe Corp.	10,110	590,930
Equifax, Inc.	23,590	1,876,584
Exponent, Inc.	1,971	149,914
FTI Consulting, Inc. *	7,212	279,609
G&K Services, Inc., Class A	5,055	329,081
Healthcare Services Group, Inc.	13,480	406,557
Herman Miller, Inc.	10,366	315,023
HNI Corp.	10,110	474,563
Huron Consulting Group, Inc. *	4,770	329,893
ICF International, Inc. *	3,576	138,677
IHS, Inc., Class A *	12,602	1,543,241
Insperity, Inc.	5,064	165,340
Interface, Inc.	10,345	156,416
KAR Auction Services, Inc.	26,253	909,666
Kelly Services, Inc., Class A	5,514	85,136
Kforce, Inc.	6,852	159,926
Kimball International, Inc., Class B	6,752	63,401
Knoll, Inc.	8,602	159,395
Korn/Ferry International *	8,495	230,639
Manpowergroup, Inc.	15,165	1,013,932
Matthews International Corp., Class A	6,740	310,512
McGrath RentCorp	3,772	133,001
Mistras Group, Inc. *	3,576	61,114
Mobile Mini, Inc.	6,740	279,643
MSA Safety, Inc.	5,370	294,974
Navigant Consulting, Inc. *	10,162	142,268
Nielsen N.V.	54,701	2,284,861
On Assignment, Inc. *	9,550	293,472
Performant Financial Corp. *	7,052	47,954
Pitney Bowes, Inc.	38,755	954,148
Quad/Graphics, Inc.	9,270	201,252
R.R. Donnelley & Sons Co.	32,929	554,524
Republic Services, Inc.	52,276	2,070,652
Robert Half International, Inc.	28,645	1,626,750
Rollins, Inc.	13,636	443,579
RPX Corp. *	7,284	95,566
Steelcase, Inc., Class A	13,926	243,984
Stericycle, Inc. *	16,850	2,172,302
Team, Inc. *	5,055	205,284
Tetra Tech, Inc.	10,710	291,098
The ADT Corp.	34,764	1,214,654
The Advisory Board Co. *	6,740	287,124
The Brink’s Co.	10,110	219,387
The Corporate Executive Board Co.	5,445	398,628
The Dun & Bradstreet Corp.	7,334	931,051
Towers Watson & Co., Class A	11,957	1,350,663
TrueBlue, Inc. *	10,110	232,025
Tyco International plc	85,935	3,686,611
UniFirst Corp.	3,370	376,058
United Stationers, Inc.	10,110	415,117
US Ecology, Inc.	4,532	180,464
Verisk Analytics, Inc., Class A *	26,960	1,670,981
Viad Corp.	3,576	85,931
WageWorks, Inc. *	5,545	323,939
Waste Connections, Inc.	22,335	1,054,435
Waste Management, Inc.	80,880	3,941,282
West Corp.	3,845	120,118

		42,819,206

Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	3,370	111,379
Beazer Homes USA, Inc. *	9,090	181,255
Brunswick Corp.	16,850	837,108
Callaway Golf Co.	10,168	75,345
Carter’s, Inc.	10,724	892,344
Cavco Industries, Inc. *	1,829	135,584
Coach, Inc.	51,320	1,904,998
Columbia Sportswear Co.	6,740	303,637
Crocs, Inc. *	18,586	246,822
D.R. Horton, Inc.	59,532	1,517,471
Deckers Outdoor Corp. *	5,755	556,624
Ethan Allen Interiors, Inc.	3,942	116,723
Fossil Group, Inc. *	10,110	1,129,489
G-III Apparel Group Ltd. *	2,138	189,192
Garmin Ltd.	21,905	1,255,157
GoPro, Inc., Class A *(a)	3,173	247,399
Hanesbrands, Inc.	18,535	2,144,870

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	13,480	1,462,984
Hasbro, Inc.	21,905	1,296,776
Helen of Troy Ltd. *	6,854	443,180
Hovnanian Enterprises, Inc., Class A *(a)	17,280	74,304
Iconix Brand Group, Inc. *	10,352	418,324
iRobot Corp. *(a)	3,981	144,988
Jarden Corp. *	31,356	1,384,367
Kate Spade & Co. *	20,461	655,366
KB Home	13,774	242,009
La-Z-Boy, Inc.	10,644	276,638
Leggett & Platt, Inc.	25,616	1,078,177
Lennar Corp., Class A	29,245	1,381,534
Libbey, Inc. *	5,487	164,884
lululemon athletica, Inc. *	19,360	932,958
M.D.C Holdings, Inc.	8,425	221,662
Mattel, Inc.	66,379	2,094,257
Meritage Homes Corp. *	5,364	210,376
Michael Kors Holdings Ltd. *	37,826	2,901,632
Mohawk Industries, Inc. *	11,959	1,836,783
Movado Group, Inc.	3,642	104,635
NACCO Industries, Inc., Class A	1,685	97,797
Newell Rubbermaid, Inc.	53,920	1,957,835
NIKE, Inc., Class B	130,325	12,939,969
NVR, Inc. *	648	815,618
Oxford Industries, Inc.	3,372	223,328
Polaris Industries, Inc.	11,909	1,866,259
PulteGroup, Inc.	64,030	1,384,969
PVH Corp.	15,548	1,976,773
Ralph Lauren Corp.	11,795	2,180,896
Skechers U.S.A., Inc., Class A *	6,984	428,887
Smith & Wesson Holding Corp. *(a)	8,425	83,997
Standard Pacific Corp. *	30,367	229,271
Steven Madden Ltd. *	12,358	421,408
Sturm Ruger & Co., Inc. (a)	3,423	130,382
Taylor Morrison Home Corp., Class A *	5,845	113,042
Tempur Sealy International, Inc. *	11,795	672,905
The Ryland Group, Inc.	7,210	282,127
Toll Brothers, Inc. *	28,645	1,002,289
TRI Pointe Homes, Inc. *	22,782	347,653
Tumi Holdings, Inc. *	11,873	259,900
Tupperware Brands Corp.	9,153	615,539
Under Armour, Inc., Class A *	29,710	2,153,678
Universal Electronics, Inc. *	2,028	122,714
Vera Bradley, Inc. *	4,238	97,432
VF Corp.	65,284	4,907,398
Whirlpool Corp.	13,880	2,584,040
Wolverine World Wide, Inc.	20,220	616,912

		67,684,249

Consumer Services 2.1%
American Public Education, Inc. *	3,372	113,299
Apollo Education Group, Inc. *	18,024	562,709
Aramark	11,250	342,000
Ascent Capital Group, Inc., Class A *	2,071	111,461
Belmond Ltd., Class A *	16,850	190,742
BJ’s Restaurants, Inc. *	4,346	213,649
Bloomin’ Brands, Inc. *	13,832	314,955
Bob Evans Farms, Inc.	5,190	282,128
Boyd Gaming Corp. *	9,172	117,218
Bright Horizons Family Solutions, Inc. *	7,460	333,462
Brinker International, Inc.	13,975	787,212
Buffalo Wild Wings, Inc. *	3,384	575,991
Burger King Worldwide, Inc.	11,178	406,209
Caesars Entertainment Corp. *(a)	10,815	183,422
Capella Education Co.	2,069	141,064
Carnival Corp.	82,654	3,650,001
Chipotle Mexican Grill, Inc. *	5,591	3,710,299
Choice Hotels International, Inc.	7,859	435,467
Churchill Downs, Inc.	2,022	194,698
Cracker Barrel Old Country Store, Inc.	5,055	647,091
Darden Restaurants, Inc.	25,275	1,440,422
Denny’s Corp. *	17,080	165,505
DeVry Education Group, Inc.	10,690	522,313
Diamond Resorts International, Inc. *	9,335	225,720
DineEquity, Inc.	3,905	387,884
Domino’s Pizza, Inc.	10,260	962,901
Dunkin’ Brands Group, Inc.	19,236	930,061
Extended Stay America, Inc.	10,140	188,604
Fiesta Restaurant Group, Inc. *	4,012	224,913
Graham Holdings Co., Class B	712	631,893
Grand Canyon Education, Inc. *	8,629	394,086
H&R Block, Inc.	54,090	1,819,588
Hilton Worldwide Holdings, Inc. *	56,444	1,479,962
Houghton Mifflin Harcourt Co. *	19,903	382,536
Hyatt Hotels Corp., Class A *	10,216	602,029
International Game Technology	49,100	836,173
International Speedway Corp., Class A	5,197	162,562
Interval Leisure Group, Inc.	8,618	187,355
Jack in the Box, Inc.	7,296	543,552
Krispy Kreme Doughnuts, Inc. *	11,966	243,628
Las Vegas Sands Corp.	71,343	4,543,836
Life Time Fitness, Inc. *	6,985	386,829
LifeLock, Inc. *	17,020	281,000
Marriott International, Inc., Class A	41,212	3,247,093
Marriott Vacations Worldwide Corp.	5,257	386,442
McDonald’s Corp.	183,940	17,807,231
MGM Resorts International *	67,858	1,547,841
Multimedia Games Holding Co., Inc. *	7,556	274,207
Norwegian Cruise Line Holdings Ltd. *	17,733	778,301
Panera Bread Co., Class A *	5,169	865,291
Papa John’s International, Inc.	6,996	369,249
Penn National Gaming, Inc. *	11,995	170,329
Pinnacle Entertainment, Inc. *	10,709	266,547
Popeyes Louisiana Kitchen, Inc. *	5,055	279,238
Red Robin Gourmet Burgers, Inc. *	4,278	288,123
Regis Corp. *	10,366	171,454
Royal Caribbean Cruises Ltd.	29,617	2,183,958
SeaWorld Entertainment, Inc.	12,469	208,108
Service Corp. International	39,190	885,694
ServiceMaster Global Holdings, Inc. *	6,519	171,189

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Six Flags Entertainment Corp.	20,226	822,187
Sonic Corp.	11,795	320,706
Sotheby’s	11,891	480,515
Starbucks Corp.	140,322	11,395,550
Starwood Hotels & Resorts Worldwide, Inc.	35,785	2,827,015
Texas Roadhouse, Inc.	11,795	389,943
The Cheesecake Factory, Inc.	8,867	429,429
The Wendy’s Co.	69,085	602,421
Vail Resorts, Inc.	6,740	590,694
Wyndham Worldwide Corp.	25,669	2,139,768
Wynn Resorts Ltd.	15,165	2,708,621
Yum! Brands, Inc.	84,297	6,511,943

		89,975,516

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	10,110	2,058,295
Ally Financial, Inc. *	13,968	332,159
American Express Co.	167,448	15,475,544
Ameriprise Financial, Inc.	35,454	4,671,774
Artisan Partners Asset Management, Inc., Class A	6,018	311,431
Ashford, Inc. *	152	18,050
Berkshire Hathaway, Inc., Class B *	337,756	50,220,940
BGC Partners, Inc., Class A	22,423	195,304
BlackRock, Inc.	23,050	8,276,794
Capital One Financial Corp.	104,494	8,693,901
Cash America International, Inc.	5,198	126,883
CBOE Holdings, Inc.	18,577	1,112,948
CME Group, Inc.	59,055	4,998,415
Cohen & Steers, Inc. (a)	5,055	218,730
Credit Acceptance Corp. *	1,685	252,329
Discover Financial Services	86,509	5,670,665
E*TRADE Financial Corp. *	52,683	1,201,699
Eaton Vance Corp.	21,905	915,410
Encore Capital Group, Inc. *	3,642	156,278
Enova International, Inc. *	4,737	108,904
Evercore Partners, Inc., Class A	7,710	389,355
Federated Investors, Inc., Class B	20,220	635,717
Financial Engines, Inc.	8,425	275,329
First Cash Financial Services, Inc. *	5,070	292,945
FNFV Group *	16,884	240,935
Franklin Resources, Inc.	72,941	4,147,425
GAMCO Investors, Inc., Class A	2,157	185,847
Green Dot Corp., Class A *	6,872	151,253
Greenhill & Co., Inc.	3,964	175,684
HFF, Inc., Class A	8,425	290,494
Interactive Brokers Group, Inc., Class A	7,331	200,283
Intercontinental Exchange, Inc.	20,871	4,716,637
Invesco Ltd.	80,263	3,239,415
Investment Technology Group, Inc. *	7,284	143,859
Janus Capital Group, Inc.	33,700	529,764
KCG Holdings, Inc., Class A *	17,802	196,534
Legg Mason, Inc.	19,528	1,108,214
Leucadia National Corp.	54,417	1,258,665
LPL Financial Holdings, Inc.	14,643	624,817
MarketAxess Holdings, Inc.	5,424	355,652
McGraw Hill Financial, Inc.	52,235	4,881,883
Moody’s Corp.	35,579	3,593,835
Morgan Stanley	283,096	9,959,317
MSCI, Inc.	23,590	1,140,812
Navient Corp.	81,704	1,712,516
Nelnet, Inc., Class A	5,131	235,205
NewStar Financial, Inc. *	8,560	96,214
Northern Trust Corp.	40,440	2,739,001
NorthStar Asset Management Group, Inc.	34,049	713,327
PHH Corp. *	10,298	238,502
PICO Holdings, Inc. *	3,676	67,344
Piper Jaffray Cos. *	5,460	313,404
PRA Group, Inc. *	10,110	591,637
Raymond James Financial, Inc.	22,569	1,270,635
Santander Consumer USA Holdings, Inc.	16,406	304,987
SEI Investments Co.	24,178	958,174
SLM Corp.	81,704	790,895
Springleaf Holdings, Inc. *	5,612	222,516
State Street Corp.	78,318	6,009,340
Stifel Financial Corp. *	10,785	523,396
Synchrony Financial *	22,249	645,443
T. Rowe Price Group, Inc.	47,180	3,938,115
TD Ameritrade Holding Corp.	50,329	1,741,887
The Bank of New York Mellon Corp.	209,532	8,387,566
The Charles Schwab Corp. (b)	216,327	6,126,381
The Goldman Sachs Group, Inc.	76,180	14,353,074
The NASDAQ OMX Group, Inc.	21,993	987,706
Virtus Investment Partners, Inc.	1,097	168,938
Voya Financial, Inc.	25,932	1,086,032
Waddell & Reed Financial, Inc., Class A	15,465	743,557
Walter Investment Management Corp. *(a)	5,113	95,306
WisdomTree Investments, Inc.	20,220	307,142
World Acceptance Corp. *(a)	3,370	257,232

		199,376,596

Energy 7.6%
Alpha Natural Resources, Inc. *(a)	136,837	284,621
Anadarko Petroleum Corp.	93,675	7,414,376
Antero Resources Corp. *	10,773	505,469
Apache Corp.	73,058	4,682,287
Approach Resources, Inc. *(a)	6,924	67,301
Atwood Oceanics, Inc. *	10,110	324,430
Baker Hughes, Inc.	80,880	4,610,160
Bill Barrett Corp. *	8,593	87,047
Bonanza Creek Energy, Inc. *	6,049	164,654
Bristow Group, Inc.	7,012	449,469
C&J Energy Services, Inc. *	7,357	111,459
Cabot Oil & Gas Corp.	80,880	2,672,275
Cameron International Corp. *	39,790	2,040,431
CARBO Ceramics, Inc. (a)	3,517	133,787
Carrizo Oil & Gas, Inc. *	6,740	265,960
Cheniere Energy, Inc. *	42,721	2,819,159
Chesapeake Energy Corp.	96,203	1,949,073
Chevron Corp.	352,669	38,395,074
Cimarex Energy Co.	16,850	1,768,407
Cloud Peak Energy, Inc. *	11,795	137,648

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cobalt International Energy, Inc. *	55,952	503,568
Comstock Resources, Inc.	8,425	74,646
Concho Resources, Inc. *	21,145	2,014,061
ConocoPhillips	227,887	15,056,494
CONSOL Energy, Inc.	41,063	1,606,795
Continental Resources, Inc. *	17,128	701,905
Core Laboratories N.V.	8,445	1,087,969
CVR Energy, Inc. (a)	3,370	156,840
Delek US Holdings, Inc.	10,125	302,738
Denbury Resources, Inc.	72,504	598,883
Devon Energy Corp.	72,943	4,301,449
Diamond Offshore Drilling, Inc. (a)	9,545	280,337
Diamondback Energy, Inc. *	9,103	513,409
Dresser-Rand Group, Inc. *	13,629	1,105,448
Dril-Quip, Inc. *	7,687	613,038
Energen Corp.	13,480	805,026
Ensco plc, Class A	42,250	1,428,050
EOG Resources, Inc.	101,100	8,767,392
EP Energy Corp., Class A *	12,226	130,696
EQT Corp.	28,645	2,606,122
Era Group, Inc. *	3,370	70,939
EXCO Resources, Inc. (a)	31,642	93,027
Exterran Holdings, Inc.	11,823	396,071
Exxon Mobil Corp.	790,505	71,572,323
FMC Technologies, Inc. *	43,998	2,101,784
Forum Energy Technologies, Inc. *	9,169	220,148
Frank’s International N.V.	5,607	100,814
Goodrich Petroleum Corp. *(a)	17,090	103,395
Green Plains, Inc.	6,070	182,161
Gulfmark Offshore, Inc., Class A	5,055	131,683
Gulfport Energy Corp. *	15,771	752,750
Halcon Resources Corp. *(a)	33,736	76,581
Halliburton Co.	160,754	6,783,819
Helix Energy Solutions Group, Inc. *	18,535	423,895
Helmerich & Payne, Inc.	19,735	1,372,569
Hess Corp.	50,651	3,693,977
HollyFrontier Corp.	37,569	1,533,567
Hornbeck Offshore Services, Inc. *	6,740	178,880
Key Energy Services, Inc. *	30,746	57,802
Kinder Morgan, Inc. (a)	303,899	12,566,224
Kodiak Oil & Gas Corp. *	45,531	333,742
Kosmos Energy Ltd. *	17,710	147,701
Laredo Petroleum, Inc. *	12,345	129,005
Magnum Hunter Resources Corp. *(a)	30,544	122,176
Marathon Oil Corp.	125,250	3,622,230
Marathon Petroleum Corp.	54,074	4,871,527
Matador Resources Co. *	9,530	167,633
McDermott International, Inc. *	43,828	155,589
Memorial Resource Development Corp. *	11,038	238,421
Murphy Oil Corp.	30,866	1,494,532
Nabors Industries Ltd.	55,605	729,538
National Oilwell Varco, Inc.	81,168	5,441,503
Newfield Exploration Co. *	24,474	666,427
Newpark Resources, Inc. *	16,880	176,734
Noble Corp. plc	47,423	853,140
Noble Energy, Inc.	67,400	3,314,732
Northern Oil & Gas, Inc. *	10,808	93,922
Oasis Petroleum, Inc. *	18,854	346,537
Occidental Petroleum Corp.	145,841	11,633,737
Oceaneering International, Inc.	20,220	1,267,996
Oil States International, Inc. *	10,110	503,983
ONEOK, Inc.	38,170	2,067,287
Parker Drilling Co. *	20,801	73,844
Parsley Energy, Inc., Class A *	11,038	139,520
Patterson-UTI Energy, Inc.	30,330	536,538
PBF Energy, Inc., Class A	16,942	478,781
PDC Energy, Inc. *	6,740	198,897
Peabody Energy Corp.	34,267	346,439
Penn Virginia Corp. *	16,557	84,937
Phillips 66	105,010	7,667,830
Pioneer Energy Services Corp. *	15,557	93,964
Pioneer Natural Resources Co.	26,082	3,735,725
QEP Resources, Inc.	32,179	657,739
Range Resources Corp.	30,330	1,991,164
Resolute Energy Corp. *(a)	15,239	28,649
Rex Energy Corp. *	13,568	95,247
Rice Energy, Inc. *	12,886	320,861
Rosetta Resources, Inc. *	13,494	396,993
Rowan Cos. plc, Class A	23,590	513,554
RPC, Inc.	11,867	157,712
RSP Permian, Inc. *	7,272	158,239
Sanchez Energy Corp. *(a)	8,752	98,810
SandRidge Energy, Inc. *(a)	64,571	181,445
Schlumberger Ltd.	241,201	20,731,226
SEACOR Holdings, Inc. *	3,370	239,742
SemGroup Corp., Class A	8,425	623,366
Seventy Seven Energy, Inc. *	6,855	53,332
SM Energy Co.	11,795	512,493
Solazyme, Inc. *(a)	10,126	23,290
Southwestern Energy Co. *	64,030	2,060,485
Spectra Energy Corp.	127,305	4,822,313
Stone Energy Corp. *	8,775	138,645
Superior Energy Services, Inc.	28,945	558,928
Synergy Resources Corp. *	16,557	162,424
Targa Resources Corp.	6,740	769,304
Teekay Corp.	6,986	347,344
Tesoro Corp.	26,960	2,065,675
TETRA Technologies, Inc. *	15,208	96,571
The Williams Cos., Inc.	124,743	6,455,450
Tidewater, Inc.	10,110	312,500
Transocean Ltd. (a)	63,624	1,336,740
Triangle Petroleum Corp. *(a)	18,903	91,112
Ultra Petroleum Corp. *(a)	27,773	551,294
Unit Corp. *	8,425	322,004
US Silica Holdings, Inc.	9,730	305,717
Valero Energy Corp.	98,778	4,801,599
W&T Offshore, Inc.	16,850	126,881
Weatherford International plc *	139,855	1,832,100
Western Refining, Inc.	11,795	484,892
Whiting Petroleum Corp. *	22,490	939,407
World Fuel Services Corp.	13,480	610,374
WPX Energy, Inc. *	35,564	482,603

		322,143,153

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	6,852	573,649
Costco Wholesale Corp.	80,880	11,494,666
CVS Health Corp.	214,325	19,580,732
PriceSmart, Inc.	3,370	326,755
Rite Aid Corp. *	165,487	906,869

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Safeway, Inc.	42,539	1,482,059
SpartanNash Co.	6,784	158,271
Sprouts Farmers Market, Inc. *	15,472	491,855
SUPERVALU, Inc. *	38,874	363,861
Sysco Corp.	109,525	4,409,477
The Andersons, Inc.	5,455	294,788
The Fresh Market, Inc. *	7,040	288,358
The Kroger Co.	90,461	5,413,186
United Natural Foods, Inc. *	9,425	708,666
Wal-Mart Stores, Inc.	292,634	25,617,180
Walgreen Co.	163,758	11,235,436
Weis Markets, Inc.	3,370	155,424
Whole Foods Market, Inc.	68,342	3,350,808

		86,852,040

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	368,519	18,521,765
Archer-Daniels-Midland Co.	121,481	6,399,619
B&G Foods, Inc.	10,110	289,348
Boulder Brands, Inc. *	8,425	90,990
Brown-Forman Corp., Class B	29,582	2,870,933
Bunge Ltd.	26,960	2,447,159
Cal-Maine Foods, Inc. (a)	4,076	170,703
Campbell Soup Co.	32,603	1,476,264
Chiquita Brands International, Inc. *	11,140	161,084
Coca-Cola Enterprises, Inc.	43,164	1,896,626
ConAgra Foods, Inc.	75,969	2,774,388
Constellation Brands, Inc., Class A *	30,498	2,940,007
Darling Ingredients, Inc. *	31,285	581,901
Dean Foods Co.	17,003	289,901
Dr. Pepper Snapple Group, Inc.	36,236	2,681,464
Flowers Foods, Inc.	31,062	605,709
Fresh Del Monte Produce, Inc.	8,425	284,428
General Mills, Inc.	113,810	6,003,477
Hormel Foods Corp.	26,960	1,431,037
Ingredion, Inc.	15,165	1,262,183
J&J Snack Foods Corp.	2,404	252,540
Kellogg Co.	47,706	3,160,522
Keurig Green Mountain, Inc.	22,370	3,179,672
Kraft Foods Group, Inc.	109,692	6,600,168
Lancaster Colony Corp.	3,382	317,570
Lorillard, Inc.	68,369	4,316,819
McCormick & Co., Inc. Non-Voting Shares	23,990	1,783,177
Mead Johnson Nutrition Co.	37,382	3,881,747
Molson Coors Brewing Co., Class B	28,645	2,215,691
Mondelez International, Inc., Class A	315,151	12,353,919
Monster Beverage Corp. *	26,587	2,981,732
PepsiCo, Inc.	278,925	27,920,392
Philip Morris International, Inc.	290,435	25,247,515
Pilgrim’s Pride Corp. *(a)	15,542	502,007
Pinnacle Foods, Inc.	11,075	376,882
Post Holdings, Inc. *	7,321	292,840
Reynolds American, Inc.	58,088	3,828,580
Sanderson Farms, Inc. (a)	3,484	302,446
Seaboard Corp. *	76	262,199
Snyder’s-Lance, Inc.	10,110	306,131
The Boston Beer Co., Inc., Class A *	1,685	443,104
The Coca-Cola Co.	730,829	32,763,064
The Hain Celestial Group, Inc. *	9,525	1,078,421
The Hershey Co.	28,645	2,872,521
The J.M. Smucker Co.	18,894	1,937,958
The WhiteWave Foods Co. *	32,051	1,174,028
Tootsie Roll Industries, Inc.	5,316	154,908
TreeHouse Foods, Inc. *	6,740	545,603
Tyson Foods, Inc., Class A	52,235	2,211,630
Universal Corp.	5,055	202,149
Vector Group Ltd.	9,745	211,954

		196,856,875

Health Care Equipment & Services 4.8%
Abaxis, Inc.	3,981	228,509
Abbott Laboratories	279,153	12,425,100
ABIOMED, Inc. *	5,520	196,070
Acadia Healthcare Co., Inc. *	8,454	524,233
Aetna, Inc.	66,602	5,810,358
Air Methods Corp. *	5,397	239,519
Alere, Inc. *	15,165	604,932
Align Technology, Inc. *	12,390	704,991
Allscripts Healthcare Solutions, Inc. *	35,385	425,328
AmerisourceBergen Corp.	42,813	3,898,124
Amsurg Corp. *	8,003	412,715
Analogic Corp.	1,889	137,595
athenahealth, Inc. *	6,740	790,602
Baxter International, Inc.	102,785	7,503,305
Becton Dickinson & Co.	35,985	5,049,775
Bio-Reference Laboratories, Inc. *	3,942	111,559
Boston Scientific Corp. *	262,977	3,384,514
Brookdale Senior Living, Inc. *	32,769	1,160,678
C.R. Bard, Inc.	13,841	2,316,291
Cantel Medical Corp.	7,293	317,537
Cardinal Health, Inc.	62,639	5,148,299
Cardiovascular Systems, Inc. *	5,068	155,385
CareFusion Corp. *	42,125	2,492,536
Centene Corp. *	10,110	998,565
Cerner Corp. *	56,287	3,624,883
Chemed Corp.	3,417	376,246
Cigna Corp.	49,710	5,114,662
Community Health Systems, Inc. *	21,922	1,032,088
Computer Programs & Systems, Inc.	1,882	110,549
CONMED Corp.	5,092	216,054
Covidien plc	83,517	8,435,217
Cyberonics, Inc. *	3,764	200,433
DaVita HealthCare Partners, Inc. *	32,964	2,522,735
DENTSPLY International, Inc.	26,960	1,482,261
DexCom, Inc. *	15,165	780,391
Edwards Lifesciences Corp. *	21,905	2,840,640
Endologix, Inc. *	10,231	131,264
Envision Healthcare Holdings, Inc. *	23,800	841,568
ExamWorks Group, Inc. *	4,512	177,547
Express Scripts Holding Co. *	138,174	11,489,168
Globus Medical, Inc., Class A *	10,639	245,123
Greatbatch, Inc. *	3,776	187,176
Haemonetics Corp. *	10,110	373,362

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halyard Health, Inc. *	8,724	342,068
Hanger, Inc. *	5,588	119,863
HCA Holdings, Inc. *	57,641	4,017,001
Health Net, Inc. *	18,535	952,328
HealthSouth Corp.	16,850	693,040
HealthStream, Inc. *	7,232	207,197
HeartWare International, Inc. *	2,215	162,869
Henry Schein, Inc. *	16,850	2,311,820
Hill-Rom Holdings, Inc.	11,795	539,739
HMS Holdings Corp. *	15,339	319,972
Hologic, Inc. *	52,750	1,413,700
Humana, Inc.	28,657	3,953,806
ICU Medical, Inc. *	1,871	156,584
IDEXX Laboratories, Inc. *	10,124	1,512,019
IMS Health Holdings, Inc. *	9,230	230,750
Insulet Corp. *	8,425	392,521
Integra LifeSciences Holdings Corp. *	5,069	249,598
Intuitive Surgical, Inc. *	6,456	3,342,723
IPC The Hospitalist Co., Inc. *	2,171	95,698
Kindred Healthcare, Inc.	16,850	335,146
Laboratory Corp. of America Holdings *	15,689	1,641,697
LifePoint Hospitals, Inc. *	10,110	699,511
Magellan Health, Inc. *	6,740	412,421
Masimo Corp. *	10,110	265,388
McKesson Corp.	43,810	9,233,396
MedAssets, Inc. *	10,136	196,030
Medidata Solutions, Inc. *	10,029	428,339
MEDNAX, Inc. *	17,450	1,142,277
Medtronic, Inc.	181,600	13,414,792
Meridian Bioscience, Inc.	11,795	194,028
Merit Medical Systems, Inc. *	8,425	124,690
Molina Healthcare, Inc. *	5,244	268,073
MWI Veterinary Supply, Inc. *	1,932	315,727
National Healthcare Corp.	1,738	104,715
Natus Medical, Inc. *	5,612	192,099
Neogen Corp. *	7,330	324,792
NuVasive, Inc. *	8,612	378,325
NxStage Medical, Inc. *	10,536	182,062
Omnicare, Inc.	18,167	1,277,503
Omnicell, Inc. *	5,414	174,331
Owens & Minor, Inc.	11,795	403,507
Patterson Cos., Inc.	15,359	739,997
Premier, Inc., Class A *	6,816	231,880
Quality Systems, Inc.	7,284	107,293
Quest Diagnostics, Inc.	28,945	1,890,398
Quidel Corp. *	5,644	157,242
ResMed, Inc. (a)	26,960	1,434,272
Select Medical Holdings Corp.	15,477	223,333
Sirona Dental Systems, Inc. *	10,185	879,882
St. Jude Medical, Inc.	54,731	3,719,519
STERIS Corp.	10,110	644,512
Stryker Corp.	54,975	5,107,727
Team Health Holdings, Inc. *	12,323	704,383
Teleflex, Inc.	8,425	1,003,839
Tenet Healthcare Corp. *	17,908	860,479
The Cooper Cos., Inc.	8,425	1,422,982
The Ensign Group, Inc.	2,238	88,222
The Spectranetics Corp. *	7,524	247,013
Thoratec Corp. *	10,110	315,331
Tornier N.V. *	6,912	184,481
UnitedHealth Group, Inc.	179,810	17,734,660
Universal American Corp. *	15,165	133,452
Universal Health Services, Inc., Class B	16,850	1,762,847
Varian Medical Systems, Inc. *	20,425	1,807,817
VCA, Inc. *	15,165	717,759
Veeva Systems, Inc., Class A *	6,627	217,697
WellCare Health Plans, Inc. *	8,425	621,259
WellPoint, Inc.	52,309	6,690,844
West Pharmaceutical Services, Inc.	13,480	701,095
Wright Medical Group, Inc. *	10,110	296,122
Zimmer Holdings, Inc.	32,162	3,611,471

		202,197,840

Household & Personal Products 1.8%
Avon Products, Inc.	64,223	628,101
Church & Dwight Co., Inc.	26,960	2,068,102
Colgate-Palmolive Co.	161,376	11,230,156
Coty, Inc., Class A *	15,835	320,500
Energizer Holdings, Inc.	11,909	1,548,408
Harbinger Group, Inc. *	10,428	143,072
Herbalife Ltd. (a)	15,421	666,958
Kimberly-Clark Corp.	69,859	8,144,861
Nu Skin Enterprises, Inc., Class A (a)	11,795	493,031
Revlon, Inc., Class A *	5,414	178,446
Spectrum Brands Holdings, Inc.	3,812	350,590
The Clorox Co.	23,737	2,412,154
The Estee Lauder Cos., Inc., Class A	41,858	3,103,352
The Procter & Gamble Co.	500,735	45,281,466
WD-40 Co.	2,113	160,799

		76,729,996

Insurance 3.1%
ACE Ltd.	62,545	7,151,395
Aflac, Inc.	85,278	5,093,655
Alleghany Corp. *	2,824	1,289,269
Allied World Assurance Co. Holdings AG	20,220	762,294
Ambac Financial Group, Inc. *	8,530	209,497
American Equity Investment Life Holding Co.	10,709	289,143
American Financial Group, Inc.	14,026	847,030
American International Group, Inc.	264,100	14,472,680
American National Insurance Co.	1,812	207,981
AMERISAFE, Inc.	3,376	140,746
AmTrust Financial Services, Inc. (a)	5,588	286,776
Aon plc	54,707	5,059,850
Arch Capital Group Ltd. *	24,608	1,410,531
Argo Group International Holdings Ltd.	5,070	286,151
Arthur J. Gallagher & Co.	28,142	1,349,409
Aspen Insurance Holdings Ltd.	13,480	596,220
Assurant, Inc.	14,082	951,802
Assured Guaranty Ltd.	30,905	789,932
Axis Capital Holdings Ltd.	19,304	966,165
Brown & Brown, Inc.	21,905	705,341
Cincinnati Financial Corp.	28,645	1,459,463
CNA Financial Corp.	6,756	261,592

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc.	42,533	737,522
eHealth, Inc. *	2,771	71,686
Employers Holdings, Inc.	6,740	136,687
Endurance Specialty Holdings Ltd.	7,612	448,956
Enstar Group Ltd. *	1,685	245,926
Erie Indemnity Co., Class A	5,069	442,169
Everest Re Group Ltd.	8,188	1,436,093
FBL Financial Group, Inc., Class A	3,642	187,235
First American Financial Corp.	20,220	647,242
FNF Group	50,659	1,641,352
Genworth Financial, Inc., Class A *	89,305	811,783
Greenlight Capital Re Ltd., Class A *	5,055	159,334
HCC Insurance Holdings, Inc.	20,220	1,073,075
Hilltop Holdings, Inc. *	12,655	257,909
Horace Mann Educators Corp.	7,345	229,899
Infinity Property & Casualty Corp.	1,685	122,432
Kemper Corp.	10,110	356,479
Lincoln National Corp.	48,249	2,732,341
Loews Corp.	57,525	2,395,341
Maiden Holdings Ltd.	8,790	114,797
Markel Corp. *	2,445	1,703,627
Marsh & McLennan Cos., Inc.	100,046	5,661,603
MBIA, Inc. *	27,472	283,511
Meadowbrook Insurance Group, Inc.	8,555	52,100
Mercury General Corp.	6,740	371,778
MetLife, Inc.	208,953	11,619,876
Montpelier Re Holdings Ltd.	7,105	241,925
National General Holdings Corp.	9,069	170,044
National Interstate Corp.	2,671	76,471
National Western Life Insurance Co., Class A	300	77,055
Old Republic International Corp.	43,954	665,024
OneBeacon Insurance Group Ltd., Class A	4,303	68,504
PartnerRe Ltd.	9,059	1,055,464
Platinum Underwriters Holdings Ltd.	5,449	404,152
Primerica, Inc.	8,425	441,723
Principal Financial Group, Inc.	52,277	2,784,796
ProAssurance Corp.	10,982	495,178
Protective Life Corp.	15,165	1,057,152
Prudential Financial, Inc.	84,456	7,177,071
Reinsurance Group of America, Inc.	13,480	1,155,506
RenaissanceRe Holdings Ltd.	8,461	828,501
RLI Corp.	6,740	309,568
Safety Insurance Group, Inc.	3,370	200,582
Selective Insurance Group, Inc.	10,110	270,645
StanCorp Financial Group, Inc.	8,425	556,893
State Auto Financial Corp.	2,371	46,661
Stewart Information Services Corp.	4,142	147,000
Symetra Financial Corp.	19,008	430,721
The Allstate Corp.	80,769	5,504,407
The Chubb Corp.	44,096	4,544,093
The Hanover Insurance Group, Inc.	7,668	546,575
The Hartford Financial Services Group, Inc.	80,969	3,344,020
The Navigators Group, Inc. *	1,691	123,528
The Progressive Corp.	99,462	2,709,345
The Travelers Cos., Inc.	62,692	6,548,179
Torchmark Corp.	25,491	1,370,141
United Fire Group, Inc.	3,576	99,663
Unum Group	49,253	1,636,185
Validus Holdings Ltd.	17,089	709,194
W.R. Berkley Corp.	20,364	1,063,815
White Mountains Insurance Group Ltd.	912	577,998
Willis Group Holdings plc	31,282	1,336,054
XL Group plc	49,153	1,745,915

		129,047,423

Materials 3.6%
A. Schulman, Inc.	5,208	199,258
Air Products & Chemicals, Inc.	35,462	5,100,499
Airgas, Inc.	12,209	1,411,727
AK Steel Holding Corp. *	26,140	154,749
Albemarle Corp.	14,604	862,220
Alcoa, Inc.	216,735	3,747,348
Allegheny Technologies, Inc.	19,035	641,289
AptarGroup, Inc.	11,795	769,624
Ashland, Inc.	13,480	1,537,394
Avery Dennison Corp.	17,474	865,138
Axiall Corp.	13,495	584,064
Balchem Corp.	6,740	438,100
Ball Corp.	25,641	1,719,742
Bemis Co., Inc.	20,220	807,587
Berry Plastics Group, Inc. *	22,382	647,735
Boise Cascade Co. *	6,872	245,262
Cabot Corp.	11,795	508,129
Calgon Carbon Corp. *	10,180	207,774
Carpenter Technology Corp.	8,425	424,788
Celanese Corp., Series A	30,330	1,821,923
Century Aluminum Co. *	9,865	272,767
CF Industries Holdings, Inc.	9,378	2,514,711
Chemtura Corp. *	20,220	471,126
Clearwater Paper Corp. *	5,055	334,944
Cliffs Natural Resources, Inc. (a)	28,950	264,024
Commercial Metals Co.	21,905	357,928
Compass Minerals International, Inc.	6,740	586,717
Crown Holdings, Inc. *	27,254	1,349,073
Cytec Industries, Inc.	16,850	810,485
Deltic Timber Corp.	1,913	119,084
Domtar Corp.	13,480	548,636
E.I. du Pont de Nemours & Co.	170,563	12,178,198
Eagle Materials, Inc.	9,007	742,087
Eastman Chemical Co.	28,645	2,375,243
Ecolab, Inc.	51,333	5,592,730
Ferro Corp. *	15,442	198,738
Flotek Industries, Inc. *	7,252	141,269
FMC Corp.	25,322	1,377,517
Freeport-McMoRan, Inc.	192,393	5,165,752
Globe Specialty Metals, Inc.	8,888	154,029
Graphic Packaging Holding Co. *	60,779	756,698
Greif, Inc., Class A	6,740	295,549
H.B. Fuller Co.	8,667	374,328
Haynes International, Inc.	3,370	151,279
Headwaters, Inc. *	16,157	226,198
Hecla Mining Co.	46,119	108,841
Horsehead Holding Corp. *	7,364	115,026
Huntsman Corp.	37,858	966,136

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Innophos Holdings, Inc.	5,055	273,374
Innospec, Inc.	2,571	110,193
International Flavors & Fragrances, Inc.	15,165	1,534,243
International Paper Co.	82,588	4,444,886
Intrepid Potash, Inc. *	7,284	103,943
Kaiser Aluminum Corp.	3,370	245,269
KapStone Paper & Packaging Corp. *	16,890	504,504
Koppers Holdings, Inc.	5,055	147,505
Kraton Performance Polymers, Inc. *	5,353	98,495
Kronos Worldwide, Inc.	8,560	111,366
Louisiana-Pacific Corp. *	25,275	385,191
LSB Industries, Inc. *	3,372	111,512
LyondellBasell Industries N.V., Class A	77,154	6,084,364
Martin Marietta Materials, Inc.	10,828	1,299,793
Materion Corp.	3,476	120,860
McEwen Mining, Inc. *(a)	105,758	141,716
MeadWestvaco Corp.	32,015	1,434,272
Minerals Technologies, Inc.	6,768	502,389
Monsanto Co.	90,103	10,804,251
Myers Industries, Inc.	6,740	109,660
Neenah Paper, Inc.	2,138	122,379
NewMarket Corp.	1,811	713,027
Newmont Mining Corp.	83,557	1,537,449
Nucor Corp.	57,796	3,099,599
Olin Corp.	16,850	423,946
OM Group, Inc.	5,055	137,546
Owens-Illinois, Inc. *	32,015	820,865
P.H. Glatfelter Co.	7,184	181,899
Packaging Corp. of America	18,535	1,376,780
Platform Specialty Products Corp. *	17,292	432,473
PolyOne Corp.	16,850	628,505
PPG Industries, Inc.	25,947	5,677,722
Praxair, Inc.	54,032	6,936,628
Quaker Chemical Corp.	3,370	274,419
Rayonier Advanced Materials, Inc. (a)	7,706	189,953
Reliance Steel & Aluminum Co.	13,527	864,916
Rentech, Inc. *	67,840	87,514
Resolute Forest Products, Inc. *	17,456	292,388
Rock-Tenn Co., Class A	27,242	1,547,618
Rockwood Holdings, Inc.	13,780	1,074,151
Royal Gold, Inc.	11,810	752,061
RPM International, Inc.	25,275	1,205,617
RTI International Metals, Inc. *	5,213	119,534
Schnitzer Steel Industries, Inc., Class A	4,512	102,874
Schweitzer-Mauduit International, Inc.	6,740	288,270
Sealed Air Corp.	35,654	1,409,403
Sensient Technologies Corp.	10,110	595,984
Sigma-Aldrich Corp.	22,058	3,013,123
Silgan Holdings, Inc.	8,526	430,222
Sonoco Products Co.	18,535	778,841
Steel Dynamics, Inc.	40,440	911,518
Stepan Co.	3,370	139,518
Stillwater Mining Co. *	20,602	270,504
SunCoke Energy, Inc.	10,616	215,823
The Dow Chemical Co.	208,573	10,151,248
The Mosaic Co.	61,229	2,802,451
The Scotts Miracle-Gro Co., Class A	8,425	514,178
The Sherwin-Williams Co.	15,712	3,847,240
The Valspar Corp.	14,004	1,175,076
TimkenSteel Corp.	7,469	266,046
Tredegar Corp.	3,882	71,196
Tronox Ltd., Class A	15,354	346,233
United States Steel Corp.	26,205	873,937
Vulcan Materials Co.	23,696	1,566,306
W.R. Grace & Co. *	14,151	1,359,486
Walter Energy, Inc. (a)	99,431	316,191
Westlake Chemical Corp.	7,034	447,362
Worthington Industries, Inc.	11,827	445,996

		150,647,264

Media 3.5%
AMC Networks, Inc., Class A *	11,795	765,024
Cablevision Systems Corp., Class A	39,419	800,994
Carmike Cinemas, Inc. *	4,142	122,769
CBS Corp., Class B Non-Voting Shares	89,779	4,927,071
Charter Communications, Inc., Class A *	14,854	2,520,724
Cinemark Holdings, Inc.	20,220	734,188
Clear Channel Outdoor Holdings, Inc., Class A	13,900	107,864
Comcast Corp., Class A	483,864	27,599,603
DIRECTV *	92,877	8,146,242
Discovery Communications, Inc., Class A *	27,390	955,911
Discovery Communications, Inc., Class C *	50,582	1,720,294
DISH Network Corp., Class A *	39,287	3,119,781
DreamWorks Animation SKG, Inc., Class A *	12,440	296,570
Gannett Co., Inc.	42,467	1,382,301
Gray Television, Inc. *	10,136	105,313
John Wiley & Sons, Inc., Class A	8,825	527,029
Lamar Advertising Co., Class A	11,795	628,556
Liberty Broadband Corp., Class A *	4,694	257,419
Liberty Broadband Corp., Class C *	9,446	513,862
Liberty Global plc, Class A *	56,473	2,936,031
Liberty Global plc, Series C *	82,139	4,100,379
Liberty Media Corp., Class A *	18,949	696,755
Liberty Media Corp., Class C *	37,898	1,384,414
Lions Gate Entertainment Corp.	14,884	504,568
Live Nation Entertainment, Inc. *	25,366	679,809
Loral Space & Communications, Inc. *	3,370	264,511
Meredith Corp.	8,425	444,671
Morningstar, Inc.	3,684	245,870
National CineMedia, Inc.	11,823	167,414
News Corp., Class A *	91,710	1,423,339
Nexstar Broadcasting Group, Inc., Class A	4,230	217,041
Omnicom Group, Inc.	47,388	3,661,671
Regal Entertainment Group, Class A	15,165	350,160

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rentrak Corp. *	2,071	174,171
Scholastic Corp.	3,772	133,906
Scripps Networks Interactive, Inc., Class A	19,421	1,518,140
Sinclair Broadcast Group, Inc., Class A (a)	12,946	377,505
Sirius XM Holdings, Inc. *	525,538	1,907,703
Starz, Class A *	20,367	671,907
The E.W. Scripps Co., Class A *	5,713	111,860
The Interpublic Group of Cos., Inc.	80,915	1,641,765
The Madison Square Garden Co., Class A *	10,563	771,521
The New York Times Co., Class A	30,330	384,888
The Walt Disney Co.	292,551	27,063,893
Time Warner Cable, Inc.	51,263	7,652,541
Time Warner, Inc.	158,519	13,493,137
Time, Inc.	20,613	493,475
Twenty-First Century Fox, Inc., Class A	355,718	13,090,422
Viacom, Inc., Class B	72,546	5,486,654

		147,281,636

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc.	297,269	20,571,015
ACADIA Pharmaceuticals, Inc. *	17,600	525,712
Achillion Pharmaceuticals, Inc. *	22,470	289,189
Acorda Therapeutics, Inc. *	6,981	254,457
Actavis plc *	49,095	13,285,598
Aegerion Pharmaceuticals, Inc. *	4,124	86,893
Affymetrix, Inc. *	13,904	126,944
Agilent Technologies, Inc.	64,030	2,736,642
Akorn, Inc. *	11,886	476,272
Alexion Pharmaceuticals, Inc. *	37,361	7,281,659
Alkermes plc *	27,028	1,487,081
Allergan, Inc.	55,617	11,895,920
Alnylam Pharmaceuticals, Inc. *	12,149	1,221,582
Amgen, Inc.	140,706	23,260,109
Anacor Pharmaceuticals, Inc. *	7,692	265,220
ARIAD Pharmaceuticals, Inc. *(a)	34,380	244,442
Auxilium Pharmaceuticals, Inc. *(a)	8,425	291,168
Avanir Pharmaceuticals, Inc. *	27,788	414,597
Bio-Rad Laboratories, Inc., Class A *	3,370	400,322
Bio-Techne Corp.	6,740	617,451
BioCryst Pharmaceuticals, Inc. *	12,211	132,001
Biogen Idec, Inc. *	43,883	13,502,360
BioMarin Pharmaceutical, Inc. *	27,381	2,456,623
Bristol-Myers Squibb Co.	307,991	18,186,869
Bruker Corp. *	20,683	396,700
Cambrex Corp. *	5,454	124,079
Catalent, Inc. *	7,692	221,453
Celgene Corp. *	148,490	16,881,828
Celldex Therapeutics, Inc. *	27,036	548,290
Cepheid, Inc. *	13,480	742,478
Charles River Laboratories International, Inc. *	8,719	564,555
Chimerix, Inc. *	5,719	201,538
Clovis Oncology, Inc. *	5,213	248,035
Covance, Inc. *	11,795	1,210,403
Cubist Pharmaceuticals, Inc. *	14,158	1,073,318
Depomed, Inc. *	10,678	165,402
Dyax Corp. *	22,797	320,070
Eli Lilly & Co.	183,685	12,512,622
Emergent Biosolutions, Inc. *	8,520	211,807
Endo International plc *	28,080	2,054,614
Epizyme, Inc. *	7,036	160,843
Exact Sciences Corp. *(a)	15,968	396,326
Fluidigm Corp. *	5,754	177,396
Genomic Health, Inc. *	3,768	125,324
Gilead Sciences, Inc. *	280,125	28,102,140
Halozyme Therapeutics, Inc. *	16,850	147,943
Hospira, Inc. *	30,330	1,808,881
Illumina, Inc. *	25,680	4,902,055
ImmunoGen, Inc. *	15,165	156,048
Impax Laboratories, Inc. *	15,169	484,650
Incyte Corp. *	27,494	2,077,172
Intercept Pharmaceuticals, Inc. *	2,286	328,567
Intra-Cellular Therapies, Inc. *(a)	13,263	190,589
Intrexon Corp. *(a)	5,584	148,144
Ironwood Pharmaceuticals, Inc. *	23,148	320,368
Isis Pharmaceuticals, Inc. *	22,000	1,139,380
Jazz Pharmaceuticals plc *	11,033	1,953,834
Johnson & Johnson	521,776	56,482,252
Keryx Biopharmaceuticals, Inc. *(a)	18,024	286,582
KYTHERA Biopharmaceuticals, Inc. *	2,218	84,839
Lannett Co., Inc. *	4,746	233,171
Lexicon Pharmaceuticals, Inc. *(a)	160,355	163,562
Ligand Pharmaceuticals, Inc. *	4,298	231,447
Luminex Corp. *	8,425	155,862
Mallinckrodt plc *	21,279	1,962,349
MannKind Corp. *(a)	66,229	407,308
Medivation, Inc. *	13,480	1,562,197
Merck & Co., Inc.	534,708	32,296,363
Mettler-Toledo International, Inc. *	5,302	1,554,865
MiMedx Group, Inc. *(a)	14,444	159,751
Momenta Pharmaceuticals, Inc. *	8,711	102,180
Mylan, Inc. *	69,110	4,050,537
Myriad Genetics, Inc. *(a)	16,850	564,980
Nektar Therapeutics *	25,275	421,334
Neurocrine Biosciences, Inc. *	13,568	270,410
Novavax, Inc. *	66,302	354,053
NPS Pharmaceuticals, Inc. *	20,335	674,715
OPKO Health, Inc. *(a)	40,498	339,373
Orexigen Therapeutics, Inc. *(a)	17,080	98,893
Pacira Pharmaceuticals, Inc. *	6,114	574,288
PAREXEL International Corp. *	11,795	690,125
PDL BioPharma, Inc. (a)	33,700	278,362
PerkinElmer, Inc.	23,590	1,072,637
Perrigo Co., plc	24,629	3,945,320
Pfizer, Inc.	1,177,464	36,678,004
Pharmacyclics, Inc. *	12,081	1,683,971
Portola Pharmaceuticals, Inc. *	7,192	202,239
Prestige Brands Holdings, Inc. *	8,718	291,617
PTC Therapeutics, Inc. *	4,355	194,886
Puma Biotechnology, Inc. *	4,263	967,786
Quintiles Transnational Holdings, Inc. *	12,290	710,608
Raptor Pharmaceutical Corp. *(a)	28,420	273,400
Receptos, Inc. *	3,891	526,452
Regeneron Pharmaceuticals, Inc. *	13,653	5,681,150
Salix Pharmaceuticals Ltd. *	11,310	1,161,424
Sangamo BioSciences, Inc. *	35,761	431,993

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sarepta Therapeutics, Inc. *(a)	15,521	262,926
Seattle Genetics, Inc. *	20,939	763,017
Synageva BioPharma Corp. *	4,322	350,946
TESARO, Inc. *	3,656	126,169
The Medicines Co. *	10,152	272,175
TherapeuticsMD, Inc. *	18,180	69,811
Theravance Biopharma, Inc. *(a)	3,811	60,290
Theravance, Inc. (a)	13,605	205,844
Thermo Fisher Scientific, Inc.	74,295	9,605,601
Ultragenyx Pharmaceutical, Inc. *	5,070	221,001
United Therapeutics Corp. *	8,637	1,145,007
Vertex Pharmaceuticals, Inc. *	44,032	5,190,492
Waters Corp. *	16,850	1,952,915
ZIOPHARM Oncology, Inc. *(a)	131,967	555,581
Zoetis, Inc.	91,379	4,105,658

		382,815,696

Real Estate 3.9%
Acadia Realty Trust	8,478	270,957
Alexander & Baldwin, Inc.	8,425	320,824
Alexander’s, Inc.	699	281,075
Alexandria Real Estate Equities, Inc.	13,944	1,198,068
Altisource Portfolio Solutions S.A. *(a)	3,698	193,331
Altisource Residential Corp.	10,324	209,371
American Assets Trust, Inc.	5,515	216,740
American Campus Communities, Inc.	18,817	752,680
American Capital Agency Corp.	71,286	1,644,924
American Capital Mortgage Investment Corp.	11,945	239,736
American Homes 4 Rent, Class A	25,563	439,684
American Realty Capital Properties, Inc.	165,934	1,559,780
American Tower Corp.	73,082	7,674,341
Annaly Capital Management, Inc.	170,321	1,962,098
Anworth Mortgage Asset Corp.	27,696	149,558
Apartment Investment & Management Co., Class A	26,966	1,004,484
Apollo Commercial Real Estate Finance, Inc.	7,024	117,160
Apollo Residential Mortgage, Inc.	5,954	98,360
ARMOUR Residential REIT, Inc.	70,129	275,607
Ashford Hospitality Trust, Inc.	13,480	141,270
Associated Estates Realty Corp.	7,345	164,675
AvalonBay Communities, Inc.	24,237	3,897,067
Aviv REIT, Inc.	8,855	298,414
BioMed Realty Trust, Inc.	34,419	738,288
Blackstone Mortgage Trust, Inc., Class A	9,136	260,924
Boston Properties, Inc.	28,645	3,713,538
Brandywine Realty Trust	28,645	442,852
Brixmor Property Group, Inc.	15,406	372,517
Camden Property Trust	15,165	1,162,852
Capstead Mortgage Corp.	20,220	263,062
CareTrust REIT, Inc. *	2,238	36,188
CBL & Associates Properties, Inc.	32,015	622,692
CBRE Group, Inc., Class A *	55,822	1,883,434
Chambers Street Properties	54,272	434,719
Chesapeake Lodging Trust	12,651	428,363
Chimera Investment Corp.	182,070	615,397
Colony Financial, Inc.	24,058	590,624
Columbia Property Trust, Inc.	22,534	567,857
CoreSite Realty Corp.	3,370	128,262
Corporate Office Properties Trust	14,016	393,990
Corrections Corp. of America	22,293	808,121
Cousins Properties, Inc.	44,320	542,477
Crown Castle International Corp.	63,078	5,241,151
CubeSmart	27,412	590,454
CyrusOne, Inc.	6,856	188,197
CYS Investments, Inc.	31,642	292,056
DCT Industrial Trust, Inc.	14,318	488,690
DDR Corp.	57,421	1,052,527
DiamondRock Hospitality Co.	35,423	528,865
Digital Realty Trust, Inc.	25,794	1,812,544
Douglas Emmett, Inc.	23,590	656,746
Duke Realty Corp.	68,547	1,332,554
DuPont Fabros Technology, Inc.	11,795	384,399
EastGroup Properties, Inc.	6,740	453,063
Education Realty Trust, Inc.	20,220	235,361
Empire State Realty Trust, Inc., Class A	15,262	255,791
EPR Properties	9,137	511,581
Equity Commonwealth	22,624	575,328
Equity LifeStyle Properties, Inc.	16,850	835,929
Equity One, Inc.	15,893	385,087
Equity Residential	66,871	4,737,142
Essex Property Trust, Inc.	11,992	2,427,301
Excel Trust, Inc.	17,730	232,440
Extra Space Storage, Inc.	20,504	1,215,272
Federal Realty Investment Trust	13,195	1,750,449
FelCor Lodging Trust, Inc.	23,590	245,808
First Industrial Realty Trust, Inc.	16,850	334,473
First Potomac Realty Trust	8,755	108,387
Forest City Enterprises, Inc., Class A *	29,591	638,870
Forestar Group, Inc. *	5,514	88,224
Franklin Street Properties Corp.	15,165	182,283
Gaming & Leisure Properties, Inc.	17,717	565,172
General Growth Properties, Inc.	121,936	3,263,007
Getty Realty Corp.	3,976	72,045
Glimcher Realty Trust	25,275	347,784
Government Properties Income Trust	14,046	319,125
Hatteras Financial Corp.	17,450	334,342
HCP, Inc.	86,748	3,886,310
Health Care REIT, Inc.	59,903	4,412,455
Healthcare Realty Trust, Inc.	15,471	408,589
Healthcare Trust of America, Inc., Class A	44,039	561,938
Hersha Hospitality Trust	48,042	355,991
Highwoods Properties, Inc.	18,771	810,156
Home Properties, Inc.	10,110	659,071
Hospitality Properties Trust	28,026	857,596
Host Hotels & Resorts, Inc.	137,565	3,197,011
Hudson Pacific Properties, Inc.	17,204	483,776
Inland Real Estate Corp.	13,768	148,557
Invesco Mortgage Capital, Inc.	27,144	448,690
Investors Real Estate Trust	15,439	125,982
Iron Mountain, Inc.	38,053	1,446,395
iStar Financial, Inc. *	13,504	192,972
Jones Lang LaSalle, Inc.	8,425	1,227,186

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kennedy-Wilson Holdings, Inc.	12,663	329,111
Kilroy Realty Corp.	16,051	1,102,383
Kimco Realty Corp.	75,825	1,929,746
Kite Realty Group Trust	15,479	422,267
LaSalle Hotel Properties	19,307	779,424
Lexington Realty Trust	33,714	370,854
Liberty Property Trust	27,208	962,619
LTC Properties, Inc.	5,249	219,356
Mack-Cali Realty Corp.	15,485	297,622
Medical Properties Trust, Inc.	29,803	413,070
MFA Financial, Inc.	65,715	550,692
Mid-America Apartment Communities, Inc.	15,038	1,107,699
National Health Investors, Inc.	5,280	349,958
National Retail Properties, Inc.	22,574	869,776
New Residential Investment Corp.	29,068	376,721
New Senior Investment Group, Inc. *(a)	11,113	196,033
New York Mortgage Trust, Inc. (a)	15,204	122,240
New York REIT, Inc.	27,936	300,312
Newcastle Investment Corp.	11,114	54,567
NorthStar Realty Finance Corp.	41,341	755,300
Omega Healthcare Investors, Inc.	22,689	867,174
Outfront Media, Inc.	22,399	606,117
Parkway Properties, Inc.	12,698	247,357
Pebblebrook Hotel Trust	14,598	630,196
Pennsylvania Real Estate Investment Trust	11,795	275,649
PennyMac Mortgage Investment Trust	16,609	359,917
Piedmont Office Realty Trust, Inc., Class A	33,700	633,560
Plum Creek Timber Co., Inc.	32,899	1,371,230
Post Properties, Inc.	10,110	592,244
Potlatch Corp.	8,425	350,059
Prologis, Inc.	92,849	3,925,656
PS Business Parks, Inc.	3,648	296,911
Public Storage	26,960	5,058,505
RAIT Financial Trust	19,598	144,829
Ramco-Gershenson Properties Trust	12,637	226,202
Rayonier, Inc.	23,590	643,535
Realogy Holdings Corp. *	27,847	1,281,519
Realty Income Corp.	44,464	2,065,797
Redwood Trust, Inc.	18,535	362,359
Regency Centers Corp.	16,850	1,035,938
Resource Capital Corp.	15,542	81,906
Retail Opportunity Investments Corp.	15,939	262,356
Retail Properties of America, Inc., Class A	44,290	711,740
RLJ Lodging Trust	26,328	866,981
Rouse Properties, Inc. (a)	6,948	127,079
Ryman Hospitality Properties, Inc. (a)	9,174	477,782
Sabra Health Care REIT, Inc.	12,985	367,605
Saul Centers, Inc.	2,040	111,649
Select Income REIT	9,234	213,305
Senior Housing Properties Trust	37,497	844,807
Silver Bay Realty Trust Corp.	7,825	130,130
Simon Property Group, Inc.	58,070	10,499,056
SL Green Realty Corp.	17,550	2,038,257
Sovran Self Storage, Inc.	7,339	623,962
Spirit Realty Capital, Inc.	76,105	891,190
STAG Industrial, Inc.	10,152	242,024
Starwood Property Trust, Inc.	44,189	1,063,187
Starwood Waypoint Residential Trust	7,441	189,671
Strategic Hotels & Resorts, Inc. *	44,676	593,297
Summit Hotel Properties, Inc.	17,730	205,668
Sun Communities, Inc.	8,619	507,573
Sunstone Hotel Investors, Inc.	34,625	554,346
Tanger Factory Outlet Centers, Inc.	17,055	623,872
Taubman Centers, Inc.	11,795	937,585
The Geo Group, Inc.	15,237	613,899
The Howard Hughes Corp. *	6,555	957,292
The Macerich Co.	25,275	1,998,747
The St. Joe Co. *	18,535	344,566
Two Harbors Investment Corp.	64,614	679,093
UDR, Inc.	45,848	1,411,201
Universal Health Realty Income Trust	3,370	162,906
Ventas, Inc.	54,220	3,879,441
Vornado Realty Trust	32,295	3,602,830
Washington Prime Group, Inc.	29,035	500,273
Washington Real Estate Investment Trust	11,795	316,932
Weingarten Realty Investors	23,590	858,676
Western Asset Mortgage Capital Corp. (a)	7,856	122,946
Weyerhaeuser Co.	106,728	3,768,566
WP Carey, Inc.	17,046	1,161,514

		165,049,897

Retailing 4.3%
Aaron’s, Inc.	15,165	430,383
Abercrombie & Fitch Co., Class A	12,329	355,692
Advance Auto Parts, Inc.	13,494	1,984,698
Amazon.com, Inc. *	70,174	23,763,723
American Eagle Outfitters, Inc.	21,978	309,890
ANN, Inc. *	10,227	375,638
Asbury Automotive Group, Inc. *	5,381	407,396
Ascena Retail Group, Inc. *	26,960	360,994
AutoNation, Inc. *	11,853	704,542
AutoZone, Inc. *	5,975	3,451,817
Barnes & Noble, Inc. *	7,305	170,645
Bed Bath & Beyond, Inc. *	40,512	2,972,365
Best Buy Co., Inc.	49,211	1,939,406
Big Lots, Inc.	11,923	605,688
Blue Nile, Inc. *	1,938	67,132
Brown Shoe Co., Inc.	10,122	331,597
Burlington Stores, Inc. *	7,268	324,662
Cabela’s, Inc. *	8,707	472,268
CarMax, Inc. *	42,125	2,400,282
Chico’s FAS, Inc.	33,700	534,819
Core-Mark Holding Co., Inc.	3,370	202,571
CST Brands, Inc.	14,181	619,142
Dick’s Sporting Goods, Inc.	17,250	873,022
Dillard’s, Inc., Class A	6,740	794,511
Dollar General Corp. *	55,931	3,732,835
Dollar Tree, Inc. *	38,198	2,611,215
DSW, Inc., Class A	13,910	493,527
Expedia, Inc.	19,533	1,701,520

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Express, Inc. *	15,657	234,072
Family Dollar Stores, Inc.	17,328	1,369,778
Five Below, Inc. *	6,916	322,701
Foot Locker, Inc.	30,330	1,737,606
Fred’s, Inc., Class A	5,514	85,467
FTD Cos., Inc. *	2,745	95,142
GameStop Corp., Class A (a)	22,293	842,898
Genesco, Inc. *	5,055	411,325
Genuine Parts Co.	28,645	2,944,133
GNC Holdings, Inc., Class A	17,736	784,286
Group 1 Automotive, Inc.	5,055	452,473
Groupon, Inc. *	67,755	510,195
Guess?, Inc.	10,561	239,418
Hibbett Sports, Inc. *	3,964	198,874
HSN, Inc.	6,834	498,404
J.C. Penney Co., Inc. *(a)	59,694	478,149
Kohl’s Corp.	39,213	2,337,879
L Brands, Inc.	44,004	3,559,924
Lands’ End, Inc. *(a)	1,742	82,884
Liberty Interactive Corp., Class A *	87,118	2,539,490
Liberty TripAdvisor Holdings, Inc., Class A *	13,652	357,819
Liberty Ventures, Series A *	25,925	949,892
Lithia Motors, Inc., Class A	3,370	247,729
LKQ Corp. *	54,320	1,577,996
Lowe’s Cos., Inc.	185,387	11,833,252
Lumber Liquidators Holdings, Inc. *	4,042	257,031
Macy’s, Inc.	68,009	4,414,464
Mattress Firm Holding Corp. *	2,856	202,862
Monro Muffler Brake, Inc.	5,265	288,469
Murphy USA, Inc. *	8,699	554,300
Netflix, Inc. *	10,810	3,746,638
Nordstrom, Inc.	27,501	2,099,976
O’Reilly Automotive, Inc. *	20,655	3,774,495
Office Depot, Inc. *	93,069	617,047
Outerwall, Inc. *(a)	5,128	360,396
Penske Automotive Group, Inc.	7,094	335,901
PetSmart, Inc.	20,363	1,603,790
Pier 1 Imports, Inc.	20,220	279,036
Pool Corp.	10,110	600,635
Rent-A-Center, Inc.	10,375	357,937
Restoration Hardware Holdings, Inc. *	5,215	440,511
Ross Stores, Inc.	42,333	3,872,623
Sally Beauty Holdings, Inc. *	28,645	906,614
Sears Holdings Corp. *(a)	8,728	315,081
Select Comfort Corp. *	11,795	310,680
Shutterfly, Inc. *	6,756	288,887
Signet Jewelers Ltd.	15,165	1,986,008
Sonic Automotive, Inc., Class A	8,435	217,539
Stage Stores, Inc.	6,740	138,103
Staples, Inc.	108,719	1,528,589
Target Corp.	116,539	8,623,886
The Buckle, Inc. (a)	5,055	258,765
The Cato Corp., Class A	5,074	203,569
The Children’s Place, Inc.	3,764	211,010
The Finish Line, Inc., Class A	8,869	253,121
The Gap, Inc.	48,088	1,904,285
The Home Depot, Inc.	249,481	24,798,411
The Men’s Wearhouse, Inc.	10,110	472,339
The Pep Boys-Manny, Moe & Jack *	7,284	70,946
The Priceline Group, Inc. *	9,569	11,101,858
The TJX Cos., Inc.	128,554	8,505,133
Tiffany & Co.	21,952	2,369,060
Tractor Supply Co.	26,960	2,074,033
TripAdvisor, Inc. *	20,294	1,494,653
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,795	1,491,950
Urban Outfitters, Inc. *	20,562	664,564
Vitamin Shoppe, Inc. *	6,740	322,576
Williams-Sonoma, Inc.	15,559	1,160,079

		183,161,616

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	5,614	114,694
Advanced Micro Devices, Inc. *(a)	111,420	310,862
Altera Corp.	60,660	2,282,029
Amkor Technology, Inc. *	25,535	170,829
Analog Devices, Inc.	57,968	3,167,372
Applied Materials, Inc.	229,193	5,512,092
Atmel Corp. *	84,250	666,417
Avago Technologies Ltd.	45,907	4,287,714
Broadcom Corp., Class A	101,484	4,377,005
Brooks Automation, Inc.	13,480	157,851
Cabot Microelectronics Corp. *	5,055	239,101
Cavium, Inc. *	8,611	487,383
Cirrus Logic, Inc. *	13,581	248,396
Cree, Inc. *(a)	23,600	857,624
Cypress Semiconductor Corp. *	26,255	278,303
Diodes, Inc. *	6,740	179,217
Entegris, Inc. *	25,275	340,454
Fairchild Semiconductor International, Inc. *	22,499	362,909
First Solar, Inc. *	12,759	622,639
FormFactor, Inc. *	27,744	223,062
Freescale Semiconductor Ltd. *	17,946	389,249
Integrated Device Technology, Inc. *	25,839	482,156
Intel Corp.	918,397	34,210,288
International Rectifier Corp. *	13,480	537,582
Intersil Corp., Class A	25,801	338,251
KLA-Tencor Corp.	32,015	2,223,122
Kulicke & Soffa Industries, Inc. *	15,165	212,007
Lam Research Corp.	33,719	2,786,538
Lattice Semiconductor Corp. *	20,944	137,183
Linear Technology Corp.	42,278	1,946,056
Marvell Technology Group Ltd.	74,936	1,073,084
Maxim Integrated Products, Inc.	54,014	1,597,194
Micrel, Inc.	8,590	112,100
Microchip Technology, Inc.	35,385	1,597,633
Micron Technology, Inc. *	194,410	6,989,039
Microsemi Corp. *	18,535	504,152
MKS Instruments, Inc.	10,110	368,408
Monolithic Power Systems, Inc.	5,513	265,341
NVIDIA Corp.	95,564	2,003,977
OmniVision Technologies, Inc. *	10,350	299,218
ON Semiconductor Corp. *	80,880	730,346
PMC-Sierra, Inc. *	40,440	329,586
Power Integrations, Inc.	5,083	254,963
Rambus, Inc. *	20,220	239,607

 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RF Micro Devices, Inc. *	65,715	960,096
Semtech Corp. *	13,480	343,201
Silicon Image, Inc. *	16,980	93,899
Silicon Laboratories, Inc. *	8,425	382,074
Skyworks Solutions, Inc.	35,385	2,387,426
Spansion, Inc., Class A *	8,590	200,748
SunEdison, Inc. *	45,549	986,136
SunPower Corp. *(a)	13,877	390,776
Synaptics, Inc. *	6,740	424,553
Teradyne, Inc.	33,700	668,945
Tessera Technologies, Inc.	10,110	345,560
Texas Instruments, Inc.	202,964	11,045,301
TriQuint Semiconductor, Inc. *	30,330	739,142
Ultratech, Inc. *	6,740	131,228
Veeco Instruments, Inc. *	6,887	257,643
Xilinx, Inc.	49,973	2,270,773

		106,140,534

Software & Services 10.3%
Accenture plc, Class A	116,718	10,076,265
ACI Worldwide, Inc. *	20,790	404,365
Activision Blizzard, Inc.	89,851	1,945,274
Actua Corp. *	7,552	127,327
Acxiom Corp. *	16,850	320,656
Adobe Systems, Inc. *	89,574	6,599,812
Advent Software, Inc.	6,740	212,512
Akamai Technologies, Inc. *	33,700	2,177,357
Alliance Data Systems Corp. *	10,345	2,957,325
Amdocs Ltd.	29,233	1,424,963
ANSYS, Inc. *	16,997	1,419,589
AOL, Inc. *	18,593	858,253
Aspen Technology, Inc. *	17,003	641,693
Autodesk, Inc. *	42,125	2,611,750
Automatic Data Processing, Inc.	89,499	7,664,694
Benefitfocus, Inc. *	7,336	198,732
Blackbaud, Inc.	11,795	500,580
Blackhawk Network Holdings, Inc., Class B *	7,410	264,463
Blucora, Inc. *	6,952	98,788
Booz Allen Hamilton Holding Corp.	14,701	400,014
Bottomline Technologies (de), Inc. *	8,425	206,581
Broadridge Financial Solutions, Inc.	23,611	1,069,342
CA, Inc.	62,798	1,956,158
CACI International, Inc., Class A *	5,055	450,855
Cadence Design Systems, Inc. *	56,421	1,064,664
Cardtronics, Inc. *	8,425	329,923
Cass Information Systems, Inc.	1,925	87,645
CDK Global, Inc.	29,725	1,131,631
ChannelAdvisor Corp. *	13,872	244,147
Citrix Systems, Inc. *	30,477	2,020,930
Cognizant Technology Solutions Corp., Class A *	113,435	6,124,356
CommVault Systems, Inc. *	8,425	398,502
Computer Sciences Corp.	28,645	1,815,520
Compuware Corp.	43,810	452,119
comScore, Inc. *	5,736	252,212
Concur Technologies, Inc. *	8,425	1,085,224
Constant Contact, Inc. *	6,107	199,577
Convergys Corp.	23,590	491,851
Conversant, Inc. *	15,165	531,078
CoreLogic, Inc. *	18,976	630,383
Cornerstone OnDemand, Inc. *	13,832	439,443
CoStar Group, Inc. *	6,255	1,064,976
CSG Systems International, Inc.	6,740	169,309
Dealertrack Technologies, Inc. *	7,740	365,018
Demandware, Inc. *	5,294	296,464
Dice Holdings, Inc. *	10,128	110,091
Digital River, Inc. *	7,345	186,490
DST Systems, Inc.	6,740	668,945
eBay, Inc. *	209,373	11,490,390
Electronic Arts, Inc. *	60,660	2,664,794
Ellie Mae, Inc. *	2,238	90,549
Envestnet, Inc. *	5,511	281,888
EPAM Systems, Inc. *	3,876	197,792
Epiq Systems, Inc.	5,614	86,119
Equinix, Inc.	10,023	2,276,925
Euronet Worldwide, Inc. *	10,110	587,088
EVERTEC, Inc.	10,168	224,103
ExlService Holdings, Inc. *	5,055	141,692
Facebook, Inc., Class A *	384,601	29,883,498
FactSet Research Systems, Inc.	8,425	1,154,730
Fair Isaac Corp.	5,511	395,580
Fidelity National Information Services, Inc.	56,045	3,429,394
FireEye, Inc. *	5,612	169,987
Fiserv, Inc. *	46,059	3,292,758
FleetCor Technologies, Inc. *	13,641	2,071,931
Forrester Research, Inc.	2,138	84,900
Fortinet, Inc. *	23,668	652,290
Gartner, Inc. *	16,850	1,440,338
Genpact Ltd. *	24,043	433,255
Global Cash Access Holdings, Inc. *	11,866	84,249
Global Eagle Entertainment, Inc. *	17,140	227,276
Global Payments, Inc.	14,022	1,210,940
Gogo, Inc. *(a)	11,921	188,590
Google, Inc., Class A *	52,507	28,830,544
Google, Inc., Class C *	52,707	28,558,234
GrubHub, Inc. *	4,346	159,933
Guidewire Software, Inc. *	12,332	622,396
Heartland Payment Systems, Inc.	5,654	308,256
HomeAway, Inc. *	16,283	510,635
IAC/InterActiveCorp	15,165	989,971
iGATE Corp. *	7,191	265,707
Imperva, Inc. *	5,519	234,778
Infoblox, Inc. *	9,040	162,720
Informatica Corp. *	19,135	696,131
Interactive Intelligence Group, Inc. *	2,138	96,702
International Business Machines Corp.	171,986	27,890,970
Intuit, Inc.	54,492	5,115,164
j2 Global, Inc.	8,546	483,191
Jack Henry & Associates, Inc.	16,850	1,035,601
Leidos Holdings, Inc.	12,687	512,682
LinkedIn Corp., Class A *	19,128	4,328,093
LivePerson, Inc. *	11,038	142,832
LogMeIn, Inc. *	3,824	193,380
Manhattan Associates, Inc. *	20,220	799,903

16

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ManTech International Corp., Class A	8,570	258,128
Marketo, Inc. *	6,519	208,347
MasterCard, Inc., Class A	182,479	15,928,592
MAXIMUS, Inc.	10,948	573,566
Mentor Graphics Corp.	17,762	394,494
Microsoft Corp.	1,525,891	72,952,849
MicroStrategy, Inc., Class A *	1,685	289,382
Monotype Imaging Holdings, Inc.	6,740	186,294
NetScout Systems, Inc. *	5,567	212,381
NetSuite, Inc. *	7,275	769,331
NeuStar, Inc., Class A *(a)	10,224	278,604
NIC, Inc.	10,110	182,182
Nuance Communications, Inc. *	44,449	672,513
Oracle Corp.	602,557	25,554,442
Pandora Media, Inc. *	30,478	599,197
Paychex, Inc.	60,660	2,875,891
Pegasystems, Inc.	6,984	146,105
Progress Software Corp. *	10,588	273,065
Proofpoint, Inc. *	10,641	462,032
PROS Holdings, Inc. *	3,876	110,854
PTC, Inc. *	22,132	864,697
Qlik Technologies, Inc. *	16,322	503,207
Rackspace Hosting, Inc. *	20,220	928,300
Red Hat, Inc. *	35,385	2,199,178
Rovi Corp. *	20,558	458,032
Sabre Corp.	9,020	169,035
salesforce.com, Inc. *	107,002	6,406,210
Sapient Corp. *	19,103	471,844
Science Applications International Corp.	7,250	367,068
ServiceNow, Inc. *	23,609	1,510,032
ServiceSource International, Inc. *	58,706	238,933
Shutterstock, Inc. *	1,928	144,947
Silver Spring Networks, Inc. *	21,308	152,778
SolarWinds, Inc. *	10,687	554,869
Solera Holdings, Inc.	12,195	642,311
Splunk, Inc. *	22,916	1,537,664
SPS Commerce, Inc. *	2,571	149,838
SS&C Technologies Holdings, Inc.	10,862	549,074
Sykes Enterprises, Inc. *	7,252	168,029
Symantec Corp.	133,698	3,488,181
Synchronoss Technologies, Inc. *	6,740	288,674
Synopsys, Inc. *	27,213	1,180,772
Syntel, Inc. *	4,190	186,455
Tableau Software, Inc., Class A *	6,144	515,359
Take-Two Interactive Software, Inc. *	16,850	466,071
Tangoe, Inc. *	5,414	70,409
TeleTech Holdings, Inc. *	6,810	159,150
Teradata Corp. *	29,649	1,338,356
The Ultimate Software Group, Inc. *	5,055	744,298
The Western Union Co.	99,120	1,841,650
TIBCO Software, Inc. *	27,548	661,978
TiVo, Inc. *	25,275	307,850
Total System Services, Inc.	29,180	962,648
Trulia, Inc. *(a)	6,976	354,590
Twitter, Inc. *	90,361	3,771,668
Tyler Technologies, Inc. *	6,740	731,829
Unisys Corp. *	8,425	225,116
Vantiv, Inc., Class A *	27,223	918,504
VeriFone Systems, Inc. *	22,799	813,012
Verint Systems, Inc. *	11,269	678,281
VeriSign, Inc. *	20,902	1,256,210
Virtusa Corp. *	3,976	159,318
Visa, Inc., Class A	91,172	23,539,699
VMware, Inc., Class A *	15,357	1,350,802
Web.com Group, Inc. *	6,740	114,378
WebMD Health Corp. *	8,837	322,904
WEX, Inc. *	6,887	778,782
Workday, Inc., Class A *	16,599	1,444,943
Xerox Corp.	203,963	2,847,323
Xoom Corp. *	7,192	100,760
Yahoo! Inc. *	172,373	8,918,579
Yelp, Inc. *	10,569	603,384
Zillow, Inc., Class A *(a)	4,866	575,940
Zynga, Inc., Class A *	111,958	291,091

		432,399,984

Technology Hardware & Equipment 6.5%
3D Systems Corp. *(a)	19,574	690,571
ADTRAN, Inc.	11,795	246,398
Amphenol Corp., Class A	60,660	3,253,196
Anixter International, Inc.	5,102	443,364
Apple, Inc.	1,109,468	131,949,029
ARRIS Group, Inc. *	25,275	752,437
Arrow Electronics, Inc. *	19,176	1,120,645
Aruba Networks, Inc. *	18,535	346,790
Avnet, Inc.	28,645	1,254,365
AVX Corp.	11,853	169,379
Badger Meter, Inc.	2,171	119,600
Belden, Inc.	10,110	738,333
Benchmark Electronics, Inc. *	10,298	244,886
Black Box Corp.	2,238	51,877
Brocade Communications Systems, Inc.	84,615	956,996
CalAmp Corp. *	7,284	136,138
CDW Corp.	16,419	575,979
Checkpoint Systems, Inc. *	8,855	112,990
Ciena Corp. *	16,850	278,531
Cisco Systems, Inc.	944,038	26,093,210
Cognex Corp. *	16,850	685,964
Coherent, Inc. *	5,055	279,845
CommScope Holding Co., Inc. *	16,300	361,860
Comtech Telecommunications Corp.	3,512	139,391
Corning, Inc.	242,860	5,104,917
Cray, Inc. *	5,713	191,843
Daktronics, Inc.	8,690	103,672
Diebold, Inc.	11,795	426,743
Dolby Laboratories, Inc., Class A	8,867	393,517
DTS, Inc. *	3,476	112,101
EchoStar Corp., Class A *	7,014	377,914
Electro Rent Corp.	3,976	55,465
Electronics For Imaging, Inc. *	8,425	374,491
EMC Corp.	375,286	11,389,930
F5 Networks, Inc. *	14,125	1,824,809
Fabrinet *	6,752	113,231
FARO Technologies, Inc. *	5,055	277,671
FEI Co.	7,811	668,934
Finisar Corp. *	16,850	287,293
FLIR Systems, Inc.	28,645	908,906

 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harmonic, Inc. *	27,136	189,952
Harris Corp.	20,514	1,470,238
Hewlett-Packard Co.	345,961	13,513,237
Infinera Corp. *	33,700	459,331
Ingram Micro, Inc., Class A *	28,645	785,732
Insight Enterprises, Inc. *	8,425	197,398
InterDigital, Inc.	8,425	420,239
InvenSense, Inc. *(a)	11,927	172,822
IPG Photonics Corp. *	5,149	371,191
Itron, Inc. *	6,740	272,296
Jabil Circuit, Inc.	37,070	769,202
JDS Uniphase Corp. *	45,495	606,903
Juniper Networks, Inc.	74,309	1,646,687
Keysight Technologies, Inc. *	32,015	1,126,928
Kimball Electronics, Inc. *	5,064	55,704
Knowles Corp. *	15,529	324,401
Lexmark International, Inc., Class A	11,285	483,675
Littelfuse, Inc.	3,370	323,958
Maxwell Technologies, Inc. *	21,308	219,259
Methode Electronics, Inc.	7,352	284,890
Motorola Solutions, Inc.	43,274	2,843,967
MTS Systems Corp.	2,116	140,354
National Instruments Corp.	18,535	596,642
NCR Corp. *	28,645	849,324
NetApp, Inc.	60,736	2,584,317
NETGEAR, Inc. *	6,740	234,013
Newport Corp. *	6,852	120,664
OSI Systems, Inc. *	3,417	241,138
Palo Alto Networks, Inc. *	11,198	1,377,354
Park Electrochemical Corp.	3,742	92,053
Plantronics, Inc.	10,110	527,439
Plexus Corp. *	5,597	218,339
Polycom, Inc. *	25,405	334,584
QLogic Corp. *	10,920	126,017
QUALCOMM, Inc.	312,457	22,778,115
Quantum Corp. *	52,478	82,915
Riverbed Technology, Inc. *	29,618	612,352
Rofin-Sinar Technologies, Inc. *	5,248	141,276
Rogers Corp. *	2,171	153,750
SanDisk Corp.	41,557	4,299,487
Sanmina Corp. *	13,480	331,608
ScanSource, Inc. *	3,946	153,342
Seagate Technology plc	60,167	3,977,640
Silicon Graphics International Corp. *	20,808	199,965
Sonus Networks, Inc. *	47,697	176,479
Super Micro Computer, Inc. *	6,784	225,772
SYNNEX Corp.	3,826	273,329
TE Connectivity Ltd.	77,608	4,982,434
Tech Data Corp. *	8,425	525,130
Trimble Navigation Ltd. *	47,180	1,326,937
Ubiquiti Networks, Inc. (a)	5,659	163,545
Universal Display Corp. *(a)	7,282	202,003
ViaSat, Inc. *	8,425	558,578
Vishay Intertechnology, Inc.	25,746	357,097
Western Digital Corp.	39,449	4,073,898
Zebra Technologies Corp., Class A *	10,110	739,547

		273,928,658

Telecommunication Services 2.1%
8x8, Inc. *	17,730	137,939
AT&T, Inc.	958,108	33,897,861
Atlantic Tele-Network, Inc.	3,370	229,093
CenturyLink, Inc.	105,244	4,290,798
Cincinnati Bell, Inc. *	39,188	139,509
Cogent Communications Holdings, Inc.	8,425	298,414
Consolidated Communications Holdings, Inc.	5,055	138,558
Frontier Communications Corp.	183,665	1,294,838
General Communication, Inc., Class A *	11,884	144,391
Globalstar, Inc. *(a)	45,508	128,333
Iridium Communications, Inc. *	16,557	158,119
Level 3 Communications, Inc. *	51,385	2,569,250
Premiere Global Services, Inc. *	11,795	124,437
SBA Communications Corp., Class A *	23,871	2,904,385
Shenandoah Telecommunications Co.	7,084	209,899
Spok Holdings, Inc.	10,226	162,184
Sprint Corp. *	159,010	814,131
T-Mobile US, Inc. *	47,310	1,380,979
Telephone & Data Systems, Inc.	21,905	559,892
United States Cellular Corp. *	3,370	129,711
Verizon Communications, Inc.	766,733	38,789,022
Vonage Holdings Corp. *	65,769	224,272
Windstream Holdings, Inc. (a)	109,525	1,107,298

		89,833,313

Transportation 2.5%
Alaska Air Group, Inc.	26,960	1,591,449
Allegiant Travel Co.	3,370	472,676
AMERCO	967	269,019
American Airlines Group, Inc.	133,855	6,495,983
ArcBest Corp.	5,404	234,642
Avis Budget Group, Inc. *	19,221	1,156,143
C.H. Robinson Worldwide, Inc.	27,720	2,044,073
Con-way, Inc.	10,196	505,110
CSX Corp.	187,557	6,843,955
Delta Air Lines, Inc.	158,638	7,403,636
Expeditors International of Washington, Inc.	38,755	1,814,509
FedEx Corp.	49,246	8,774,652
Forward Air Corp.	6,740	329,990
Genesee & Wyoming, Inc., Class A *	8,425	830,621
Hawaiian Holdings, Inc. *	10,974	222,663
Heartland Express, Inc.	8,930	236,913
Hertz Global Holdings, Inc. *	82,865	1,967,215
Hub Group, Inc., Class A *	6,868	258,374
J.B. Hunt Transport Services, Inc.	17,588	1,451,538
JetBlue Airways Corp. *	52,235	764,198
Kansas City Southern	20,244	2,407,821
Kirby Corp. *	10,110	971,975
Knight Transportation, Inc.	8,425	280,300
Landstar System, Inc.	8,164	656,222
Matson, Inc.	8,425	296,644
Norfolk Southern Corp.	59,039	6,591,114

18

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old Dominion Freight Line, Inc. *	12,353	1,001,087
Roadrunner Transportation Systems, Inc. *	3,876	87,249
Ryder System, Inc.	10,110	965,707
Saia, Inc. *	4,510	250,170
SkyWest, Inc.	24,126	301,575
Southwest Airlines Co.	130,080	5,439,946
Spirit Airlines, Inc. *	13,705	1,133,266
Swift Transportation Co. *	20,769	603,755
Union Pacific Corp.	166,348	19,424,456
United Continental Holdings, Inc. *	67,582	4,138,046
United Parcel Service, Inc., Class B	130,670	14,363,246
UTi Worldwide, Inc. *	17,030	200,954
Werner Enterprises, Inc.	7,328	227,315
Wesco Aircraft Holdings, Inc. *	8,701	121,727
XPO Logistics, Inc. *	9,380	362,818

		103,492,752

Utilities 3.1%
AES Corp.	118,361	1,641,667
AGL Resources, Inc.	20,817	1,088,937
ALLETE, Inc.	8,425	429,422
Alliant Energy Corp.	20,220	1,271,231
Ameren Corp.	44,268	1,908,393
American Electric Power Co., Inc.	90,990	5,236,475
American States Water Co.	6,740	235,159
American Water Works Co., Inc.	32,018	1,698,555
Aqua America, Inc.	31,152	828,020
Atmos Energy Corp.	20,278	1,088,929
Avista Corp.	13,480	464,386
Black Hills Corp.	7,264	392,329
California Water Service Group	7,128	178,699
Calpine Corp. *	72,461	1,663,705
CenterPoint Energy, Inc.	78,069	1,868,972
Chesapeake Utilities Corp.	3,624	162,826
Cleco Corp.	10,510	564,702
CMS Energy Corp.	50,550	1,673,205
Connecticut Water Service, Inc.	3,624	126,296
Consolidated Edison, Inc.	53,920	3,405,048
Dominion Resources, Inc.	107,517	7,800,358
DTE Energy Co.	32,699	2,663,661
Duke Energy Corp.	132,025	10,680,823
Dynegy, Inc. *	18,767	622,126
Edison International	59,481	3,780,612
El Paso Electric Co.	8,425	318,718
Entergy Corp.	33,700	2,827,430
Exelon Corp.	158,770	5,742,711
FirstEnergy Corp.	77,590	2,861,519
Great Plains Energy, Inc.	27,466	718,785
Hawaiian Electric Industries, Inc. (a)	16,850	475,002
IDACORP, Inc.	10,110	627,932
Integrys Energy Group, Inc.	13,880	1,011,019
ITC Holdings Corp.	28,713	1,090,807
MDU Resources Group, Inc.	34,206	838,731
MGE Energy, Inc.	5,547	244,123
Middlesex Water Co.	3,642	80,270
National Fuel Gas Co.	15,251	1,056,437
New Jersey Resources Corp.	8,425	487,808
NextEra Energy, Inc.	81,294	8,486,281
NiSource, Inc.	56,345	2,357,475
Northeast Utilities	57,909	2,932,512
Northwest Natural Gas Co.	6,740	313,477
NorthWestern Corp.	6,740	358,770
NRG Energy, Inc.	63,736	1,992,387
NRG Yield, Inc., Class A	7,022	332,773
OGE Energy Corp.	37,918	1,353,293
ONE Gas, Inc.	9,364	363,510
Ormat Technologies, Inc.	7,155	195,904
Otter Tail Corp.	5,411	155,729
Pattern Energy Group, Inc.	7,056	187,196
Pepco Holdings, Inc.	47,472	1,305,480
PG&E Corp.	85,949	4,340,425
Piedmont Natural Gas Co., Inc.	15,613	585,175
Pinnacle West Capital Corp.	20,220	1,278,511
PNM Resources, Inc.	15,165	439,178
Portland General Electric Co.	13,480	497,008
PPL Corp.	121,608	4,320,732
Public Service Enterprise Group, Inc.	94,360	3,942,361
Questar Corp.	32,168	771,710
SCANA Corp.	27,012	1,540,494
Sempra Energy	42,125	4,706,626
SJW Corp.	7,605	227,694
South Jersey Industries, Inc.	6,740	384,719
Southwest Gas Corp.	8,425	487,723
TECO Energy, Inc.	43,441	861,435
The Empire District Electric Co.	7,096	196,630
The Laclede Group, Inc.	8,865	449,721
The Southern Co.	165,792	7,863,515
UGI Corp.	30,330	1,143,744
UIL Holdings Corp.	10,611	422,318
Unitil Corp.	5,515	194,293
Vectren Corp.	15,165	670,445
Westar Energy, Inc.	22,391	875,264
WGL Holdings, Inc.	10,110	494,076
Wisconsin Energy Corp.	43,810	2,164,214
Xcel Energy, Inc.	92,729	3,147,222

		132,195,848

Total Common Stock
(Cost $3,251,144,071)		4,205,124,872

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(c)(d)	8,528	21,491

Total Rights
(Cost $21,491)		21,491

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	9,395,241	9,395,241

 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	22,845,280	22,845,280

Total Other Investment Companies
(Cost $32,240,521)		32,240,521

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.00%, 12/18/14 (f)(g)	160,000	160,000
0.01%, 12/18/14 (f)(g)	194,000	193,999

Total Short-Term Investments
(Cost $353,999)		353,999

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $3,284,731,097 and the unrealized appreciation and depreciation were $997,713,809 and ($44,704,023), respectively, with a net unrealized appreciation of $953,009,786.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,399,061. Non-Cash Collateral pledged to the fund for securities on loan amounted to $801,552.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	The rate shown is the purchase yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 12/19/14	30	3,099,450	28,768

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

20

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$4,205,124,872	$—	$—	$4,205,124,872
Rights[1]	—	—	21,491	21,491
Other Investment Companies[1]	32,240,521	—	—	32,240,521
Short-Term Investments[1]	—	353,999	—	353,999

Total	$4,237,365,393	$353,999	$21,491	$4,237,740,883

Other Financial Instruments
Futures Contracts[2]	$28,768	$—	$—	$28,768

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$21,491	$—	$—	$—	$—	$—	$—	$21,491

Total	$21,491	$—	$—	$—	$—	$—	$—	$21,491

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG54093NOV14

22

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,858,830,825	3,658,331,606
0.3%		Other Investment Companies	10,840,173	10,840,173
0.0%		Short-Term Investment	278,998	278,998

100.0%		Total Investments	2,869,949,996	3,669,450,777
(0	.0)%	Other Assets and Liabilities, Net		(1,733,594)

100.0%		Net Assets		3,667,717,183

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	17,199	1,702,013
BorgWarner, Inc.	40,634	2,298,259
Delphi Automotive plc	54,197	3,953,671
Ford Motor Co.	700,527	11,019,290
General Motors Co.	246,838	8,251,794
Harley-Davidson, Inc.	40,119	2,795,492
Johnson Controls, Inc.	123,279	6,163,950
Lear Corp.	14,229	1,364,703
Tesla Motors, Inc. *	17,276	4,224,328
The Goodyear Tire & Rubber Co.	49,722	1,362,880
TRW Automotive Holdings Corp. *	20,193	2,087,956

		45,224,336

Banks 5.6%
Bank of America Corp.	1,904,203	32,447,619
BB&T Corp.	131,278	4,934,740
BOK Financial Corp.	3,308	213,201
CIT Group, Inc.	32,741	1,597,761
Citigroup, Inc.	551,281	29,752,635
Comerica, Inc.	32,813	1,529,414
Cullen/Frost Bankers, Inc.	9,227	688,888
Fifth Third Bancorp	153,312	3,084,637
First Republic Bank	21,694	1,117,892
Hudson City Bancorp, Inc.	81,953	802,320
Huntington Bancshares, Inc.	146,946	1,485,624
JPMorgan Chase & Co.	680,850	40,959,936
KeyCorp	163,588	2,208,438
M&T Bank Corp.	24,227	3,053,086
New York Community Bancorp, Inc.	78,774	1,251,719
People’s United Financial, Inc.	56,556	835,898
Regions Financial Corp.	261,401	2,632,308
SunTrust Banks, Inc.	98,193	3,858,003
The PNC Financial Services Group, Inc.	98,149	8,585,093
U.S. Bancorp	327,583	14,479,168
Wells Fargo & Co.	863,891	47,064,782
Zions Bancorp	34,563	969,838

		203,553,000

Capital Goods 7.5%
3M Co.	116,607	18,667,615
AGCO Corp.	15,738	663,986
Allison Transmission Holdings, Inc.	29,854	981,898
AMETEK, Inc.	43,923	2,238,316
B/E Aerospace, Inc. *	18,955	1,476,026
Carlisle Cos., Inc.	10,859	970,795
Caterpillar, Inc.	113,406	11,408,644
Chicago Bridge & Iron Co. N.V.	15,708	785,871
Colfax Corp. *	16,959	873,897
Cummins, Inc.	31,364	4,567,226
Danaher Corp.	108,974	9,105,867
Deere & Co.	65,227	5,649,963
Donaldson Co., Inc.	24,028	937,092
Dover Corp.	30,244	2,328,486
Eaton Corp. plc	86,507	5,867,770
Emerson Electric Co.	128,116	8,167,395
Fastenal Co.	49,208	2,224,202
Flowserve Corp.	24,514	1,443,139
Fluor Corp.	29,722	1,842,467
Fortune Brands Home & Security, Inc.	30,183	1,355,820
General Dynamics Corp.	57,704	8,387,853
General Electric Co.	1,824,575	48,332,992
Honeywell International, Inc.	142,751	14,142,342
Hubbell, Inc., Class B	9,473	1,011,716
IDEX Corp.	17,448	1,340,181
Illinois Tool Works, Inc.	65,979	6,263,386
Ingersoll-Rand plc	48,355	3,049,266
Jacobs Engineering Group, Inc. *	23,975	1,113,639
Joy Global, Inc.	19,292	946,080
L-3 Communications Holdings, Inc.	15,542	1,936,533
Lincoln Electric Holdings, Inc.	14,840	1,069,074
Lockheed Martin Corp.	49,108	9,407,128
Masco Corp.	65,304	1,580,357
MSC Industrial Direct Co., Inc., Class A	8,310	645,438
Nordson Corp.	10,673	834,095
Northrop Grumman Corp.	37,478	5,281,774
Oshkosh Corp.	15,231	691,487
Owens Corning	18,651	649,801
PACCAR, Inc.	63,812	4,276,680
Pall Corp.	19,918	1,914,319
Parker-Hannifin Corp.	26,754	3,452,069
Pentair plc	35,727	2,311,894
Precision Castparts Corp.	25,518	6,070,732
Quanta Services, Inc. *	39,177	1,194,898
Raytheon Co.	57,171	6,100,146
Rockwell Automation, Inc.	25,829	2,980,925
Rockwell Collins, Inc.	24,070	2,058,707

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Roper Industries, Inc.	17,808	2,810,459
Sensata Technologies Holding N.V. *	29,899	1,482,093
Snap-on, Inc.	10,394	1,406,620
SolarCity Corp. *(a)	8,904	489,720
SPX Corp.	7,873	706,129
Stanley Black & Decker, Inc.	28,480	2,689,651
Textron, Inc.	50,526	2,188,786
The Boeing Co.	121,799	16,364,914
The Timken Co.	13,740	587,935
TransDigm Group, Inc.	9,124	1,804,636
Trinity Industries, Inc.	28,246	905,567
United Rentals, Inc. *	16,553	1,875,620
United Technologies Corp.	153,551	16,902,894
W.W. Grainger, Inc.	10,842	2,663,663
WABCO Holdings, Inc. *	10,834	1,111,785
Wabtec Corp.	17,231	1,524,771
Xylem, Inc.	32,756	1,255,865

		275,371,095

Commercial & Professional Services 0.8%
Cintas Corp.	18,192	1,330,745
Copart, Inc. *	20,073	729,453
Equifax, Inc.	21,654	1,722,576
IHS, Inc., Class A *	12,261	1,501,482
Manpowergroup, Inc.	13,754	919,592
Nielsen N.V.	55,050	2,299,438
Republic Services, Inc.	43,669	1,729,729
Robert Half International, Inc.	23,172	1,315,938
Rollins, Inc.	13,723	446,409
Stericycle, Inc. *	15,428	1,988,978
The ADT Corp.	28,254	987,195
The Dun & Bradstreet Corp.	7,491	950,982
Towers Watson & Co., Class A	12,658	1,429,848
Tyco International plc	83,104	3,565,162
Verisk Analytics, Inc., Class A *	26,847	1,663,977
Waste Connections, Inc.	24,070	1,136,345
Waste Management, Inc.	77,909	3,796,505

		27,514,354

Consumer Durables & Apparel 1.5%
Carter’s, Inc.	10,546	877,533
Coach, Inc.	50,567	1,877,047
D.R. Horton, Inc.	58,439	1,489,610
Fossil Group, Inc. *	8,242	920,796
Garmin Ltd. (a)	21,677	1,242,092
Hanesbrands, Inc.	18,128	2,097,772
Harman International Industries, Inc.	12,272	1,331,880
Hasbro, Inc.	20,776	1,229,939
Jarden Corp. *	35,734	1,577,678
Leggett & Platt, Inc.	25,228	1,061,846
Lennar Corp., Class A	34,720	1,640,173
lululemon athletica, Inc. *	18,490	891,033
Mattel, Inc.	62,631	1,976,008
Michael Kors Holdings Ltd. *	37,136	2,848,703
Mohawk Industries, Inc. *	10,737	1,649,096
Newell Rubbermaid, Inc.	52,609	1,910,233
NIKE, Inc., Class B	127,251	12,634,752
NVR, Inc. *	784	986,797
Polaris Industries, Inc.	10,431	1,634,642
PulteGroup, Inc.	63,898	1,382,114
PVH Corp.	14,911	1,895,785
Ralph Lauren Corp.	10,613	1,962,344
Toll Brothers, Inc. *	27,381	958,061
Under Armour, Inc., Class A *	30,096	2,181,659
VF Corp.	62,760	4,717,669
Whirlpool Corp.	13,926	2,592,603

		55,567,865

Consumer Services 1.9%
Aramark	12,888	391,795
Burger King Worldwide, Inc.	9,387	341,124
Carnival Corp.	83,303	3,678,660
Chipotle Mexican Grill, Inc. *	5,547	3,681,100
Darden Restaurants, Inc.	22,712	1,294,357
Dunkin’ Brands Group, Inc.	18,611	899,842
Extended Stay America, Inc.	13,880	258,168
H&R Block, Inc.	48,104	1,618,219
Hilton Worldwide Holdings, Inc. *	54,395	1,426,237
Hyatt Hotels Corp., Class A *	10,807	636,857
International Game Technology	46,514	792,133
Las Vegas Sands Corp.	69,130	4,402,890
Marriott International, Inc., Class A	40,570	3,196,510
McDonald’s Corp.	179,576	17,384,753
MGM Resorts International *	67,396	1,537,303
Norwegian Cruise Line Holdings Ltd. *	17,359	761,887
Royal Caribbean Cruises Ltd.	28,822	2,125,334
Starbucks Corp.	137,153	11,138,195
Starwood Hotels & Resorts Worldwide, Inc.	31,910	2,520,890
Wyndham Worldwide Corp.	23,840	1,987,302
Wynn Resorts Ltd.	14,258	2,546,621
Yum! Brands, Inc.	80,173	6,193,364

		68,813,541

Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	10,776	2,193,886
Ally Financial, Inc. *	17,272	410,728
American Express Co.	162,899	15,055,126
Ameriprise Financial, Inc.	34,962	4,606,943
Berkshire Hathaway, Inc., Class B *	330,224	49,101,007
BlackRock, Inc.	23,396	8,401,036
Capital One Financial Corp.	101,367	8,433,734
CME Group, Inc.	56,439	4,776,997
Discover Financial Services	82,215	5,389,193
Eaton Vance Corp.	22,324	932,920
Franklin Resources, Inc.	72,742	4,136,110
Intercontinental Exchange, Inc.	21,100	4,768,389
Invesco Ltd.	78,032	3,149,371
Legg Mason, Inc.	18,104	1,027,402
Leucadia National Corp.	55,782	1,290,238
LPL Financial Holdings, Inc.	14,088	601,135
McGraw Hill Financial, Inc.	48,993	4,578,886
Moody’s Corp.	34,995	3,534,845
Morgan Stanley	277,213	9,752,353
MSCI, Inc.	22,776	1,101,447
Navient Corp.	77,767	1,629,996
Northern Trust Corp.	40,376	2,734,666
Raymond James Financial, Inc.	21,610	1,216,643

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Santander Consumer USA Holdings, Inc.	13,667	254,070
SEI Investments Co.	25,902	1,026,496
State Street Corp.	77,620	5,955,783
Synchrony Financial *	22,510	653,015
T. Rowe Price Group, Inc.	47,838	3,993,038
TD Ameritrade Holding Corp.	49,524	1,714,026
The Bank of New York Mellon Corp.	206,276	8,257,228
The Charles Schwab Corp. (b)	204,356	5,787,362
The Goldman Sachs Group, Inc.	74,229	13,985,486
The NASDAQ OMX Group, Inc.	22,988	1,032,391
Voya Financial, Inc.	28,549	1,195,632

		182,677,578

Energy 8.0%
Anadarko Petroleum Corp.	91,228	7,220,696
Antero Resources Corp. *	9,837	461,552
Apache Corp.	70,312	4,506,296
Baker Hughes, Inc.	78,957	4,500,549
Cabot Oil & Gas Corp.	77,209	2,550,985
Cameron International Corp. *	37,130	1,904,026
Cheniere Energy, Inc. *	39,413	2,600,864
Chesapeake Energy Corp.	99,001	2,005,760
Chevron Corp.	345,235	37,585,734
Cimarex Energy Co.	15,283	1,603,951
Cobalt International Energy, Inc. *	52,727	474,543
Concho Resources, Inc. *	19,930	1,898,332
ConocoPhillips	223,555	14,770,279
CONSOL Energy, Inc.	40,157	1,571,343
Continental Resources, Inc. *	15,168	621,585
Core Laboratories N.V.	7,854	1,011,831
CVR Energy, Inc. (a)	3,021	140,597
Denbury Resources, Inc.	65,821	543,681
Devon Energy Corp.	70,433	4,153,434
Diamond Offshore Drilling, Inc. (a)	12,172	357,492
Dresser-Rand Group, Inc. *	13,474	1,092,876
Ensco plc, Class A	41,576	1,405,269
EOG Resources, Inc.	98,248	8,520,067
EQT Corp.	26,712	2,430,258
Exxon Mobil Corp.	775,455	70,209,696
FMC Technologies, Inc. *	43,036	2,055,830
Halliburton Co.	154,899	6,536,738
Helmerich & Payne, Inc.	20,916	1,454,708
Hess Corp.	46,561	3,395,694
HollyFrontier Corp.	37,507	1,531,036
Kinder Morgan, Inc. (a)	308,688	12,764,249
Marathon Oil Corp.	119,529	3,456,779
Marathon Petroleum Corp.	50,846	4,580,716
Murphy Oil Corp.	31,422	1,521,453
Nabors Industries Ltd.	52,362	686,989
National Oilwell Varco, Inc.	77,877	5,220,874
Noble Corp. plc	44,804	806,024
Noble Energy, Inc.	66,332	3,262,208
Oasis Petroleum, Inc. *	16,801	308,802
Occidental Petroleum Corp.	140,579	11,213,987
Oceaneering International, Inc.	19,293	1,209,864
ONEOK, Inc.	37,418	2,026,559
Peabody Energy Corp.	49,046	495,855
Phillips 66	102,868	7,511,421
Pioneer Natural Resources Co.	25,579	3,663,680
QEP Resources, Inc.	31,265	639,057
Range Resources Corp.	29,680	1,948,492
Schlumberger Ltd.	234,335	20,141,093
SM Energy Co.	11,872	515,838
Southwestern Energy Co. *	65,546	2,109,270
Spectra Energy Corp.	123,841	4,691,097
Superior Energy Services, Inc.	28,196	544,465
Tesoro Corp.	23,339	1,788,234
The Williams Cos., Inc.	121,765	6,301,339
Transocean Ltd. (a)	60,874	1,278,963
Valero Energy Corp.	96,927	4,711,621
Weatherford International plc *	138,795	1,818,215
Whiting Petroleum Corp. *	20,954	875,249

		295,208,095

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	79,413	11,286,176
CVS Health Corp.	209,689	19,157,187
Safeway, Inc.	40,743	1,419,486
Sprouts Farmers Market, Inc. *	16,589	527,364
Sysco Corp.	107,252	4,317,966
The Kroger Co.	86,907	5,200,515
Wal-Mart Stores, Inc.	285,846	25,022,959
Walgreen Co.	158,807	10,895,748
Whole Foods Market, Inc.	66,871	3,278,685

		81,106,086

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	360,657	18,126,621
Archer-Daniels-Midland Co.	119,250	6,282,090
Brown-Forman Corp., Class B	28,821	2,797,078
Bunge Ltd.	26,122	2,371,094
Campbell Soup Co.	31,591	1,430,440
Coca-Cola Enterprises, Inc.	40,121	1,762,917
ConAgra Foods, Inc.	76,096	2,779,026
Constellation Brands, Inc., Class A *	29,752	2,868,093
Dr. Pepper Snapple Group, Inc.	35,830	2,651,420
Flowers Foods, Inc.	33,133	646,093
General Mills, Inc.	114,198	6,023,944
Hormel Foods Corp.	25,242	1,339,845
Ingredion, Inc.	14,041	1,168,632
Kellogg Co.	46,362	3,071,482
Keurig Green Mountain, Inc.	23,076	3,280,023
Kraft Foods Group, Inc.	107,392	6,461,777
Lorillard, Inc.	67,042	4,233,032
McCormick & Co., Inc. Non-Voting Shares	23,744	1,764,892
Mead Johnson Nutrition Co.	35,962	3,734,294
Molson Coors Brewing Co., Class B	28,196	2,180,961
Mondelez International, Inc., Class A	307,571	12,056,783
Monster Beverage Corp. *	25,970	2,912,535
PepsiCo, Inc.	272,817	27,308,982
Philip Morris International, Inc.	284,198	24,705,332
Pilgrim’s Pride Corp. *(a)	11,138	359,757
Reynolds American, Inc.	56,771	3,741,777
The Coca-Cola Co.	716,396	32,116,033
The Hershey Co.	26,873	2,694,824
The J.M. Smucker Co.	18,487	1,896,212
Tyson Foods, Inc., Class A	52,899	2,239,744

		185,005,733

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.7%
Abbott Laboratories	273,246	12,162,179
Aetna, Inc.	63,337	5,525,520
AmerisourceBergen Corp.	38,803	3,533,013
Baxter International, Inc.	96,532	7,046,836
Becton Dickinson & Co.	34,745	4,875,766
Boston Scientific Corp. *	238,038	3,063,549
C.R. Bard, Inc.	13,944	2,333,528
Cardinal Health, Inc.	61,152	5,026,083
CareFusion Corp. *	37,910	2,243,135
Cerner Corp. *	53,519	3,446,624
Cigna Corp.	47,748	4,912,792
Community Health Systems, Inc. *	21,609	1,017,352
Covidien plc	82,278	8,310,078
DaVita HealthCare Partners, Inc. *	31,503	2,410,925
DENTSPLY International, Inc.	26,732	1,469,725
Edwards Lifesciences Corp. *	19,663	2,549,898
Envision Healthcare Holdings, Inc. *	23,482	830,323
Express Scripts Holding Co. *	135,049	11,229,324
Halyard Health, Inc. *	8,363	327,913
HCA Holdings, Inc. *	53,978	3,761,727
Henry Schein, Inc. *	15,266	2,094,495
Hologic, Inc. *	39,072	1,047,130
Humana, Inc.	28,656	3,953,668
IDEXX Laboratories, Inc. *	9,194	1,373,124
IMS Health Holdings, Inc. *	12,016	300,400
Intuitive Surgical, Inc. *	6,687	3,462,328
Laboratory Corp. of America Holdings *	15,649	1,637,511
McKesson Corp.	41,818	8,813,562
MEDNAX, Inc. *	18,648	1,220,698
Medtronic, Inc.	177,325	13,098,998
Omnicare, Inc.	18,301	1,286,926
Patterson Cos., Inc.	15,517	747,609
Premier, Inc., Class A *	4,964	168,875
Quest Diagnostics, Inc.	27,002	1,763,501
ResMed, Inc. (a)	24,602	1,308,826
Sirona Dental Systems, Inc. *	10,674	922,127
St. Jude Medical, Inc.	51,949	3,530,454
Stryker Corp.	55,341	5,141,732
Tenet Healthcare Corp. *	19,863	954,417
The Cooper Cos., Inc.	8,281	1,398,661
UnitedHealth Group, Inc.	175,706	17,329,883
Universal Health Services, Inc., Class B	16,877	1,765,672
Varian Medical Systems, Inc. *	19,334	1,711,252
WellPoint, Inc.	48,516	6,205,682
Zimmer Holdings, Inc.	30,510	3,425,968

		170,739,789

Household & Personal Products 2.0%
Avon Products, Inc.	79,298	775,534
Church & Dwight Co., Inc.	24,270	1,861,752
Colgate-Palmolive Co.	154,592	10,758,057
Coty, Inc., Class A *	12,316	249,276
Energizer Holdings, Inc.	11,084	1,441,142
Herbalife Ltd. (a)	15,066	651,605
Kimberly-Clark Corp.	67,192	7,833,915
The Clorox Co.	24,486	2,488,267
The Estee Lauder Cos., Inc., Class A	40,708	3,018,091
The Procter & Gamble Co.	492,386	44,526,466

		73,604,105

Insurance 3.0%
ACE Ltd.	61,278	7,006,527
Aflac, Inc.	81,682	4,878,866
Alleghany Corp. *	3,067	1,400,208
American Financial Group, Inc.	12,295	742,495
American International Group, Inc.	258,408	14,160,758
Aon plc	54,146	5,007,964
Arch Capital Group Ltd. *	24,451	1,401,531
Arthur J. Gallagher & Co.	27,462	1,316,803
Axis Capital Holdings Ltd.	17,968	899,298
Brown & Brown, Inc.	22,597	727,623
Cincinnati Financial Corp.	28,379	1,445,910
CNA Financial Corp.	6,108	236,502
Erie Indemnity Co., Class A	4,521	394,367
Everest Re Group Ltd.	8,229	1,443,284
FNF Group	49,365	1,599,426
Genworth Financial, Inc., Class A *	87,116	791,884
HCC Insurance Holdings, Inc.	18,542	984,024
Lincoln National Corp.	46,408	2,628,085
Loews Corp.	53,992	2,248,227
Markel Corp. *	2,447	1,705,021
Marsh & McLennan Cos., Inc.	99,735	5,644,004
MetLife, Inc.	204,130	11,351,669
PartnerRe Ltd.	8,161	950,838
Principal Financial Group, Inc.	49,436	2,633,456
Prudential Financial, Inc.	83,821	7,123,109
Reinsurance Group of America, Inc.	12,204	1,046,127
RenaissanceRe Holdings Ltd.	7,996	782,968
The Allstate Corp.	77,599	5,288,372
The Chubb Corp.	43,668	4,499,987
The Hartford Financial Services Group, Inc.	81,748	3,376,192
The Progressive Corp.	101,109	2,754,209
The Travelers Cos., Inc.	60,988	6,370,197
Torchmark Corp.	23,254	1,249,903
Unum Group	45,466	1,510,381
W.R. Berkley Corp.	19,576	1,022,650
Willis Group Holdings plc	31,896	1,362,278
XL Group plc	51,100	1,815,072

		109,800,215

Materials 3.3%
Air Products & Chemicals, Inc.	34,633	4,981,264
Airgas, Inc.	12,471	1,442,022
Albemarle Corp.	14,153	835,593
Alcoa, Inc.	211,782	3,661,711
Ashland, Inc.	12,537	1,429,845
Avery Dennison Corp.	17,084	845,829
Ball Corp.	25,677	1,722,156
Celanese Corp., Series A	28,206	1,694,334
CF Industries Holdings, Inc.	9,411	2,523,560
Crown Holdings, Inc. *	25,248	1,249,776
E.I. du Pont de Nemours & Co.	164,460	11,742,444
Eastman Chemical Co.	28,488	2,362,225
Ecolab, Inc.	49,357	5,377,445
FMC Corp.	24,123	1,312,291
Freeport-McMoRan, Inc.	187,397	5,031,609

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Huntsman Corp.	34,202	872,835
International Flavors & Fragrances, Inc.	14,840	1,501,363
International Paper Co.	80,325	4,323,092
LyondellBasell Industries N.V., Class A	76,934	6,067,015
Martin Marietta Materials, Inc.	10,903	1,308,796
MeadWestvaco Corp.	31,318	1,403,046
Monsanto Co.	87,894	10,539,370
Newmont Mining Corp.	90,817	1,671,033
Nucor Corp.	58,452	3,134,781
Owens-Illinois, Inc. *	31,544	808,788
Packaging Corp. of America	16,931	1,257,635
PPG Industries, Inc.	24,748	5,415,357
Praxair, Inc.	53,337	6,847,404
Reliance Steel & Aluminum Co.	13,901	888,830
Rock-Tenn Co., Class A	24,916	1,415,478
Rockwood Holdings, Inc.	13,614	1,061,211
Royal Gold, Inc.	10,830	689,654
RPM International, Inc.	22,957	1,095,049
Sealed Air Corp.	35,651	1,409,284
Sigma-Aldrich Corp.	21,090	2,880,894
The Dow Chemical Co.	203,170	9,888,284
The Mosaic Co.	55,018	2,518,174
The Sherwin-Williams Co.	15,367	3,762,764
The Valspar Corp.	14,882	1,248,749
Vulcan Materials Co.	22,622	1,495,314
W.R. Grace & Co. *	13,613	1,307,801
Westlake Chemical Corp.	7,554	480,434

		121,504,539

Media 3.7%
AMC Networks, Inc., Class A *	11,100	719,946
Cablevision Systems Corp., Class A	40,980	832,714
CBS Corp., Class B Non-Voting Shares	87,742	4,815,281
Charter Communications, Inc., Class A *	14,411	2,445,547
Comcast Corp., Class A	470,869	26,858,368
DIRECTV *	90,937	7,976,084
Discovery Communications, Inc., Class A *	26,797	935,215
Discovery Communications, Inc., Class C *	49,407	1,680,332
DISH Network Corp., Class A *	37,504	2,978,193
Gannett Co., Inc.	42,205	1,373,773
Lamar Advertising Co., Class A	14,383	766,470
Liberty Broadband Corp., Class A *	4,553	249,687
Liberty Broadband Corp., Class C *	9,143	497,379
Liberty Global plc, Class A *	38,762	2,015,236
Liberty Global plc, Series C *	109,481	5,465,292
Liberty Media Corp., Class A *	18,214	669,729
Liberty Media Corp., Class C *	36,428	1,330,715
News Corp., Class A *	89,227	1,384,803
Omnicom Group, Inc.	46,407	3,585,869
Scripps Networks Interactive, Inc., Class A	19,514	1,525,409
Sirius XM Holdings, Inc. *	465,437	1,689,536
The Interpublic Group of Cos., Inc.	75,731	1,536,582
The Madison Square Garden Co., Class A *	10,485	765,824
The Walt Disney Co.	285,951	26,453,327
Time Warner Cable, Inc.	50,603	7,554,016
Time Warner, Inc.	154,819	13,178,193
Twenty-First Century Fox, Inc., Class A	342,743	12,612,942
Viacom, Inc., Class B	67,830	5,129,983

		137,026,445

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	289,448	20,029,802
Actavis plc *	47,842	12,946,524
Agilent Technologies, Inc.	61,898	2,645,520
Alexion Pharmaceuticals, Inc. *	35,822	6,981,708
Allergan, Inc.	54,120	11,575,727
Amgen, Inc.	137,735	22,768,973
Biogen Idec, Inc. *	43,162	13,280,516
BioMarin Pharmaceutical, Inc. *	25,645	2,300,869
Bristol-Myers Squibb Co.	302,027	17,834,694
Celgene Corp. *	145,589	16,552,013
Covance, Inc. *	10,388	1,066,017
Eli Lilly & Co.	178,763	12,177,335
Endo International plc *	27,649	2,023,077
Gilead Sciences, Inc. *	273,721	27,459,691
Hospira, Inc. *	31,227	1,862,378
Illumina, Inc. *	24,599	4,695,703
Incyte Corp. *	27,443	2,073,319
Jazz Pharmaceuticals plc *	10,838	1,919,301
Johnson & Johnson	510,761	55,289,878
Mallinckrodt plc *	20,342	1,875,939
Medivation, Inc. *	14,538	1,684,809
Merck & Co., Inc.	522,380	31,551,752
Mettler-Toledo International, Inc. *	5,062	1,484,482
Mylan, Inc. *	68,379	4,007,693
PerkinElmer, Inc.	20,780	944,867
Perrigo Co., plc	23,948	3,836,230
Pfizer, Inc.	1,147,218	35,735,841
Pharmacyclics, Inc. *	11,922	1,661,808
Puma Biotechnology, Inc. *	3,568	810,007
Quintiles Transnational Holdings, Inc. *	12,030	695,575
Regeneron Pharmaceuticals, Inc. *	13,375	5,565,471
Salix Pharmaceuticals Ltd. *	11,438	1,174,568
Seattle Genetics, Inc. *	19,684	717,285
Thermo Fisher Scientific, Inc.	72,809	9,413,476
Vertex Pharmaceuticals, Inc. *	43,766	5,159,136
Waters Corp. *	15,191	1,760,637
Zoetis, Inc.	89,990	4,043,251

		347,605,872

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	12,478	1,072,110
American Campus Communities, Inc.	18,188	727,520
American Capital Agency Corp.	70,044	1,616,265
American Realty Capital Properties, Inc.	164,240	1,543,856
American Tower Corp.	70,939	7,449,304
Annaly Capital Management, Inc.	169,629	1,954,126
Apartment Investment & Management Co., Class A	25,662	955,909

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AvalonBay Communities, Inc.	23,781	3,823,747
Boston Properties, Inc.	27,291	3,538,005
Brixmor Property Group, Inc.	11,892	287,549
Camden Property Trust	14,840	1,137,931
CBRE Group, Inc., Class A *	49,515	1,670,636
Corrections Corp. of America	19,667	712,929
Crown Castle International Corp.	61,323	5,095,328
DDR Corp.	55,537	1,017,993
Digital Realty Trust, Inc.	25,411	1,785,631
Duke Realty Corp.	56,996	1,108,002
Equity Residential	65,469	4,637,824
Essex Property Trust, Inc.	10,949	2,216,187
Extra Space Storage, Inc.	19,580	1,160,507
Federal Realty Investment Trust	11,872	1,574,939
General Growth Properties, Inc.	113,570	3,039,133
HCP, Inc.	82,090	3,677,632
Health Care REIT, Inc.	58,624	4,318,244
Host Hotels & Resorts, Inc.	141,846	3,296,501
Iron Mountain, Inc.	30,590	1,162,726
Jones Lang LaSalle, Inc.	7,610	1,108,473
Kilroy Realty Corp.	14,191	974,638
Kimco Realty Corp.	72,759	1,851,717
Liberty Property Trust	25,498	902,119
National Retail Properties, Inc.	22,399	863,033
Plum Creek Timber Co., Inc.	32,915	1,371,897
Prologis, Inc.	92,182	3,897,455
Public Storage	27,293	5,120,986
Rayonier, Inc.	22,260	607,253
Realogy Holdings Corp. *	25,852	1,189,709
Realty Income Corp.	40,872	1,898,913
Regency Centers Corp.	16,324	1,003,600
Senior Housing Properties Trust	39,508	890,115
Simon Property Group, Inc.	58,448	10,567,398
SL Green Realty Corp.	16,984	1,972,522
Taubman Centers, Inc.	10,902	866,600
The Macerich Co.	25,357	2,005,232
UDR, Inc.	44,694	1,375,681
Ventas, Inc.	54,431	3,894,538
Vornado Realty Trust	31,219	3,482,792
Weingarten Realty Investors	19,648	715,187
Weyerhaeuser Co.	95,651	3,377,437
WP Carey, Inc.	16,713	1,138,824

		111,656,653

Retailing 4.4%
Advance Auto Parts, Inc.	13,373	1,966,901
Amazon.com, Inc. *	68,591	23,227,656
AutoNation, Inc. *	14,077	836,737
AutoZone, Inc. *	5,992	3,461,638
Bed Bath & Beyond, Inc. *	35,099	2,575,214
Best Buy Co., Inc.	54,269	2,138,741
CarMax, Inc. *	40,523	2,309,001
Dick’s Sporting Goods, Inc.	18,093	915,687
Dillard’s, Inc., Class A	3,779	445,469
Dollar General Corp. *	55,419	3,698,664
Dollar Tree, Inc. *	38,722	2,647,036
Expedia, Inc.	19,295	1,680,788
Family Dollar Stores, Inc.	16,708	1,320,767
Foot Locker, Inc.	25,886	1,483,009
GameStop Corp., Class A (a)	20,878	789,397
Genuine Parts Co.	27,190	2,794,588
Groupon, Inc. *	66,214	498,591
Kohl’s Corp.	35,953	2,143,518
L Brands, Inc.	43,488	3,518,179
Liberty Interactive Corp., Class A *	86,649	2,525,818
LKQ Corp. *	53,424	1,551,967
Lowe’s Cos., Inc.	178,688	11,405,655
Macy’s, Inc.	62,587	4,062,522
Netflix, Inc. *	10,786	3,738,320
Nordstrom, Inc.	25,911	1,978,564
O’Reilly Automotive, Inc. *	19,427	3,550,090
PetSmart, Inc.	18,205	1,433,826
Ross Stores, Inc.	38,809	3,550,247
Sally Beauty Holdings, Inc. *	27,238	862,083
Signet Jewelers Ltd.	14,873	1,947,768
Staples, Inc.	116,275	1,634,827
Target Corp.	115,793	8,568,682
The Gap, Inc.	49,347	1,954,141
The Home Depot, Inc.	243,763	24,230,042
The Priceline Group, Inc. *	9,406	10,912,747
The TJX Cos., Inc.	126,445	8,365,601
Tiffany & Co.	19,596	2,114,800
Tractor Supply Co.	25,393	1,953,484
TripAdvisor, Inc. *	20,015	1,474,105
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,057	1,398,600
Urban Outfitters, Inc. *	19,379	626,329
Williams-Sonoma, Inc.	16,367	1,220,324

		159,512,123

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	57,978	2,181,132
Analog Devices, Inc.	58,029	3,170,705
Applied Materials, Inc.	223,285	5,370,004
Avago Technologies Ltd.	44,663	4,171,524
Broadcom Corp., Class A	99,498	4,291,349
Cree, Inc. *(a)	22,669	823,791
First Solar, Inc. *	13,606	663,973
Freescale Semiconductor Ltd. *	17,202	373,111
Intel Corp.	896,591	33,398,015
KLA-Tencor Corp.	29,717	2,063,548
Lam Research Corp.	29,793	2,462,094
Linear Technology Corp.	43,937	2,022,420
Marvell Technology Group Ltd.	74,994	1,073,914
Maxim Integrated Products, Inc.	52,264	1,545,446
Microchip Technology, Inc.	35,908	1,621,246
Micron Technology, Inc. *	192,221	6,910,345
NVIDIA Corp.	86,271	1,809,103
Skyworks Solutions, Inc.	35,616	2,403,012
Texas Instruments, Inc.	191,992	10,448,205
Xilinx, Inc.	47,532	2,159,854

		88,962,791

Software & Services 10.4%
Accenture plc, Class A	112,913	9,747,779
Activision Blizzard, Inc.	91,174	1,973,917
Adobe Systems, Inc. *	87,250	6,428,580
Akamai Technologies, Inc. *	31,317	2,023,391
Alliance Data Systems Corp. *	10,440	2,984,483
Amdocs Ltd.	28,564	1,392,352
ANSYS, Inc. *	16,334	1,364,216

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Autodesk, Inc. *	42,065	2,608,030
Automatic Data Processing, Inc.	88,234	7,556,360
CA, Inc.	58,555	1,823,988
Cadence Design Systems, Inc. *	50,477	952,501
CDK Global, Inc.	29,332	1,116,669
Citrix Systems, Inc. *	28,780	1,908,402
Cognizant Technology Solutions Corp., Class A *	109,028	5,886,422
Computer Sciences Corp.	25,892	1,641,035
Concur Technologies, Inc. *	8,071	1,039,626
eBay, Inc. *	206,395	11,326,958
Electronic Arts, Inc. *	59,604	2,618,404
Equinix, Inc.	9,817	2,230,128
Facebook, Inc., Class A *	377,612	29,340,452
FactSet Research Systems, Inc.	7,490	1,026,579
Fidelity National Information Services, Inc.	52,296	3,199,992
FireEye, Inc. *(a)	5,223	158,205
Fiserv, Inc. *	46,338	3,312,704
FleetCor Technologies, Inc. *	13,728	2,085,146
Gartner, Inc. *	16,462	1,407,172
Global Payments, Inc.	13,736	1,186,241
Google, Inc., Class A *	51,513	28,284,758
Google, Inc., Class C *	51,513	27,911,289
IAC/InterActiveCorp	13,756	897,992
International Business Machines Corp.	167,999	27,244,398
Intuit, Inc.	52,393	4,918,131
Jack Henry & Associates, Inc.	15,128	929,767
LinkedIn Corp., Class A *	18,279	4,135,989
MasterCard, Inc., Class A	178,204	15,555,427
Microsoft Corp.	1,492,780	71,369,812
NetSuite, Inc. *	7,750	819,562
Nuance Communications, Inc. *	46,078	697,160
Oracle Corp.	588,874	24,974,146
Paychex, Inc.	57,876	2,743,901
Rackspace Hosting, Inc. *	20,095	922,561
Red Hat, Inc. *	34,174	2,123,914
Sabre Corp.	13,508	253,140
salesforce.com, Inc. *	103,327	6,186,187
ServiceNow, Inc. *	23,363	1,494,297
Solera Holdings, Inc.	11,919	627,774
Symantec Corp.	126,166	3,291,671
Synopsys, Inc. *	28,388	1,231,755
Teradata Corp. *	28,894	1,304,275
The Western Union Co.	99,806	1,854,395
Total System Services, Inc.	30,426	1,003,754
Twitter, Inc. *	90,078	3,759,856
Vantiv, Inc., Class A *	25,510	860,707
VeriSign, Inc. *	18,936	1,138,054
Visa, Inc., Class A	89,183	23,026,159
VMware, Inc., Class A *	15,058	1,324,502
Workday, Inc., Class A *	16,935	1,474,192
Xerox Corp.	187,687	2,620,111
Yahoo! Inc. *	170,027	8,797,197

		382,116,565

Technology Hardware & Equipment 6.7%
3D Systems Corp. *(a)	21,184	747,372
Amphenol Corp., Class A	56,532	3,031,811
Apple, Inc.	1,085,001	129,039,169
Arrow Electronics, Inc. *	17,914	1,046,894
Avnet, Inc.	25,228	1,104,734
Cisco Systems, Inc.	923,413	25,523,135
Corning, Inc.	238,014	5,003,054
EMC Corp.	368,873	11,195,296
F5 Networks, Inc. *	13,598	1,756,726
FLIR Systems, Inc.	25,915	822,283
Harris Corp.	18,693	1,339,727
Hewlett-Packard Co.	339,324	13,253,995
Jabil Circuit, Inc.	34,132	708,239
Juniper Networks, Inc.	72,734	1,611,785
Keysight Technologies, Inc. *	30,920	1,088,384
Motorola Solutions, Inc.	42,172	2,771,544
National Instruments Corp.	16,663	536,382
NCR Corp. *	29,824	884,282
NetApp, Inc.	61,024	2,596,571
QUALCOMM, Inc.	303,113	22,096,938
SanDisk Corp.	41,779	4,322,455
Seagate Technology plc	60,192	3,979,293
TE Connectivity Ltd.	75,088	4,820,650
Trimble Navigation Ltd. *	45,446	1,278,169
Western Digital Corp.	39,769	4,106,945

		244,665,833

Telecommunication Services 2.3%
AT&T, Inc.	943,013	33,363,800
CenturyLink, Inc.	102,937	4,196,742
Frontier Communications Corp.	193,708	1,365,641
Level 3 Communications, Inc. *	51,212	2,560,600
SBA Communications Corp., Class A *	24,097	2,931,882
Sprint Corp. *	150,100	768,512
T-Mobile US, Inc. *	45,371	1,324,380
Verizon Communications, Inc.	753,712	38,130,290
Windstream Holdings, Inc. (a)	111,339	1,125,637

		85,767,484

Transportation 2.4%
American Airlines Group, Inc.	130,158	6,316,568
Avis Budget Group, Inc. *	18,708	1,125,286
C.H. Robinson Worldwide, Inc.	24,260	1,788,932
CSX Corp.	181,685	6,629,686
Delta Air Lines, Inc.	154,880	7,228,250
Expeditors International of Washington, Inc.	37,496	1,755,563
FedEx Corp.	48,061	8,563,509
Genesee & Wyoming, Inc., Class A *	9,094	896,577
Hertz Global Holdings, Inc. *	80,679	1,915,319
J.B. Hunt Transport Services, Inc.	16,449	1,357,536
Kansas City Southern	19,453	2,313,740
Kirby Corp. *	10,515	1,010,912
Norfolk Southern Corp.	56,982	6,361,471
Southwest Airlines Co.	126,634	5,295,834
Union Pacific Corp.	162,495	18,974,541
United Continental Holdings, Inc. *	67,262	4,118,452
United Parcel Service, Inc., Class B	127,864	14,054,811

		89,706,987

 7

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.2%
AES Corp.	118,089	1,637,894
AGL Resources, Inc.	21,701	1,135,179
Alliant Energy Corp.	20,829	1,309,519
Ameren Corp.	44,785	1,930,681
American Electric Power Co., Inc.	90,153	5,188,305
American Water Works Co., Inc.	31,677	1,680,465
Aqua America, Inc.	31,392	834,399
Calpine Corp. *	65,398	1,501,538
CenterPoint Energy, Inc.	78,860	1,887,908
CMS Energy Corp.	49,072	1,624,283
Consolidated Edison, Inc.	52,145	3,292,957
Dominion Resources, Inc.	106,074	7,695,669
DTE Energy Co.	32,140	2,618,124
Duke Energy Corp.	129,324	10,462,312
Edison International	59,582	3,787,032
Entergy Corp.	33,205	2,785,900
Exelon Corp.	154,598	5,591,810
FirstEnergy Corp.	74,584	2,750,658
Integrys Energy Group, Inc.	14,193	1,033,818
ITC Holdings Corp.	28,384	1,078,308
MDU Resources Group, Inc.	33,153	812,912
National Fuel Gas Co.	14,882	1,030,876
NextEra Energy, Inc.	79,093	8,256,518
NiSource, Inc.	57,116	2,389,733
Northeast Utilities	56,468	2,859,540
NRG Energy, Inc.	65,903	2,060,128
OGE Energy Corp.	35,640	1,271,992
Pepco Holdings, Inc.	44,575	1,225,813
PG&E Corp.	83,655	4,224,578
Pinnacle West Capital Corp.	19,502	1,233,112
PPL Corp.	121,125	4,303,571
Public Service Enterprise Group, Inc.	90,780	3,792,788
SCANA Corp.	25,755	1,468,808
Sempra Energy	42,411	4,738,581
TECO Energy, Inc.	42,979	852,274
The Southern Co.	163,696	7,764,101
UGI Corp.	33,909	1,278,708
Westar Energy, Inc.	29,746	1,162,771
Wisconsin Energy Corp.	41,230	2,036,762
Xcel Energy, Inc.	89,281	3,030,197

		115,620,522

Total Common Stock
(Cost $2,858,830,825)		3,658,331,606

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	4,343,525	4,343,525

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	6,496,648	6,496,648

Total Other Investment Companies
(Cost $10,840,173)		10,840,173

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.01%, 12/18/14 (d)(e)	279,000	278,998

Total Short-Term Investment
(Cost $278,998)		278,998

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $2,870,667,666 and the unrealized appreciation and depreciation were $833,293,424 and ($34,510,313), respectively, with a net unrealized appreciation of $798,783,111.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,701,214. Non-Cash Collateral pledged to the fund for securities on loan amounted to $1,608,784.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 11/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 12/19/14	30	3,099,450	72,393

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

8

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Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,658,331,606	$—	$—	$3,658,331,606
Other Investment Companies[1]	10,840,173	—	—	10,840,173
Short-Term Investment[1]	—	278,998	—	278,998

Total	$3,669,171,779	$278,998	$—	$3,669,450,777

Other Financial Instruments
Futures Contracts[2]	$72,393	$—	$—	$72,393

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG54092NOV14

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,318,338,790	1,742,937,692
0.2%		Other Investment Companies	2,964,067	3,003,619
0.0%		Short-Term Investment	100,000	100,000

100.1%		Total Investments	1,321,402,857	1,746,041,311
(0	.1)%	Other Assets and Liabilities, Net		(907,778)

100.0%		Net Assets		1,745,133,533

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.5%
BorgWarner, Inc.	40,712	2,302,671
Lear Corp.	15,143	1,452,365
Tesla Motors, Inc. *	17,070	4,173,957
The Goodyear Tire & Rubber Co.	49,118	1,346,324

		9,275,317

Banks 0.2%
CIT Group, Inc.	33,040	1,612,352
Zions Bancorp	36,164	1,014,762

		2,627,114

Capital Goods 7.2%
3M Co.	116,872	18,710,038
AMETEK, Inc.	43,664	2,225,117
B/E Aerospace, Inc. *	19,440	1,513,793
Carlisle Cos., Inc.	11,422	1,021,127
Caterpillar, Inc.	112,001	11,267,301
Chicago Bridge & Iron Co. N.V.	17,110	856,013
Colfax Corp. *	16,148	832,106
Cummins, Inc.	30,419	4,429,615
Danaher Corp.	108,726	9,085,145
Deere & Co.	63,845	5,530,254
Donaldson Co., Inc.	22,404	873,756
Dover Corp.	29,718	2,287,989
Fastenal Co.	48,648	2,198,890
Flowserve Corp.	24,388	1,435,722
Fluor Corp.	27,994	1,735,348
Fortune Brands Home & Security, Inc.	28,186	1,266,115
IDEX Corp.	14,286	1,097,308
Illinois Tool Works, Inc.	65,075	6,177,570
Jacobs Engineering Group, Inc. *	24,915	1,157,302
Lincoln Electric Holdings, Inc.	14,134	1,018,213
MSC Industrial Direct Co., Inc., Class A	9,071	704,545
Nordson Corp.	9,906	774,154
PACCAR, Inc.	63,242	4,238,479
Pall Corp.	19,048	1,830,703
Pentair plc	34,312	2,220,329
Precision Castparts Corp.	25,583	6,086,196
Quanta Services, Inc. *	37,818	1,153,449
Roper Industries, Inc.	17,826	2,813,299
Sensata Technologies Holding N.V. *	29,898	1,482,044
Snap-on, Inc.	10,962	1,483,487
SolarCity Corp. *(a)	8,758	481,690
SPX Corp.	7,107	637,427
Stanley Black & Decker, Inc.	27,852	2,630,343
The Boeing Co.	119,511	16,057,498
TransDigm Group, Inc.	8,538	1,688,731
United Rentals, Inc. *	17,075	1,934,768
W.W. Grainger, Inc.	10,801	2,653,590
WABCO Holdings, Inc. *	9,878	1,013,680
Wabtec Corp.	16,601	1,469,022

		126,072,156

Commercial & Professional Services 0.9%
Copart, Inc. *	21,125	767,683
Equifax, Inc.	21,170	1,684,073
IHS, Inc., Class A *	12,345	1,511,769
Manpowergroup, Inc.	14,186	948,476
Nielsen N.V.	54,285	2,267,484
Robert Half International, Inc.	23,681	1,344,844
Rollins, Inc.	12,103	393,711
Stericycle, Inc. *	14,998	1,933,542
The Dun & Bradstreet Corp.	6,393	811,591
Towers Watson & Co., Class A	13,029	1,471,756
Verisk Analytics, Inc., Class A *	26,141	1,620,219
Waste Connections, Inc.	23,284	1,099,238

		15,854,386

Consumer Durables & Apparel 2.4%
Carter’s, Inc.	9,855	820,035
D.R. Horton, Inc.	61,454	1,566,462
Fossil Group, Inc. *	7,930	885,940
Hanesbrands, Inc.	18,486	2,139,200
Harman International Industries, Inc.	12,088	1,311,911
Jarden Corp. *	31,761	1,402,248
Lennar Corp., Class A	31,702	1,497,602
lululemon athletica, Inc. *	17,544	845,445
Michael Kors Holdings Ltd. *	37,697	2,891,737
Mohawk Industries, Inc. *	11,464	1,760,756
NIKE, Inc., Class B	125,399	12,450,867
NVR, Inc. *	681	857,154
Polaris Industries, Inc.	10,821	1,695,759
PVH Corp.	14,314	1,819,882
Ralph Lauren Corp.	10,595	1,959,015

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toll Brothers, Inc. *	27,062	946,899
Under Armour, Inc., Class A *	30,318	2,197,752
VF Corp.	61,471	4,620,775

		41,669,439

Consumer Services 2.3%
Burger King Worldwide, Inc.	11,504	418,055
Chipotle Mexican Grill, Inc. *	5,528	3,668,491
Dunkin’ Brands Group, Inc.	19,925	963,374
Extended Stay America, Inc.	10,307	191,710
Hilton Worldwide Holdings, Inc. *	68,666	1,800,423
Hyatt Hotels Corp., Class A *	10,627	626,249
Las Vegas Sands Corp.	66,063	4,207,552
Marriott International, Inc., Class A	38,912	3,065,877
Norwegian Cruise Line Holdings Ltd. *	17,538	769,743
Royal Caribbean Cruises Ltd.	29,704	2,190,373
Starbucks Corp.	133,987	10,881,084
Starwood Hotels & Resorts Worldwide, Inc.	33,899	2,678,021
Wynn Resorts Ltd.	14,438	2,578,771
Yum! Brands, Inc.	78,399	6,056,323

		40,096,046

Diversified Financials 6.9%
Affiliated Managers Group, Inc. *	9,874	2,010,248
Ally Financial, Inc. *	18,324	435,745
American Express Co.	160,475	14,831,100
Ameriprise Financial, Inc.	34,204	4,507,061
Berkshire Hathaway, Inc., Class B *	326,350	48,524,982
BlackRock, Inc.	22,429	8,053,805
Franklin Resources, Inc.	70,313	3,997,997
Intercontinental Exchange, Inc.	20,251	4,576,523
Leucadia National Corp.	59,889	1,385,233
LPL Financial Holdings, Inc.	13,483	575,320
McGraw Hill Financial, Inc.	48,276	4,511,875
Moody’s Corp.	33,131	3,346,562
Morgan Stanley	275,308	9,685,335
MSCI, Inc.	19,904	962,557
Raymond James Financial, Inc.	23,798	1,339,827
SEI Investments Co.	23,314	923,934
T. Rowe Price Group, Inc.	46,952	3,919,083
TD Ameritrade Holding Corp.	51,282	1,774,870
The Charles Schwab Corp. (b)	204,478	5,790,817

		121,152,874

Energy 5.7%
Anadarko Petroleum Corp.	90,216	7,140,596
Antero Resources Corp. *	9,787	459,206
Baker Hughes, Inc.	77,640	4,425,480
Cabot Oil & Gas Corp.	74,441	2,459,531
Cameron International Corp. *	36,191	1,855,874
Cheniere Energy, Inc. *	39,512	2,607,397
Cimarex Energy Co.	15,518	1,628,614
Concho Resources, Inc. *	20,177	1,921,859
Continental Resources, Inc. *	15,844	649,287
Core Laboratories N.V.	7,646	985,034
Denbury Resources, Inc.	62,481	516,093
Devon Energy Corp.	71,366	4,208,453
Dresser-Rand Group, Inc. *	14,388	1,167,011
EOG Resources, Inc.	97,592	8,463,178
EQT Corp.	27,015	2,457,825
FMC Technologies, Inc. *	41,876	2,000,416
Halliburton Co.	151,700	6,401,740
Hess Corp.	46,601	3,398,611
HollyFrontier Corp.	34,679	1,415,597
Nabors Industries Ltd.	51,582	676,756
National Oilwell Varco, Inc.	76,652	5,138,750
Noble Energy, Inc.	64,231	3,158,881
Oasis Petroleum, Inc. *	18,536	340,692
Oceaneering International, Inc.	19,324	1,211,808
ONEOK, Inc.	37,037	2,005,924
Peabody Energy Corp.	52,005	525,770
Pioneer Natural Resources Co.	25,505	3,653,081
Range Resources Corp.	29,978	1,968,056
Schlumberger Ltd.	232,541	19,986,899
SM Energy Co.	11,206	486,901
Southwestern Energy Co. *	63,020	2,027,984
Superior Energy Services, Inc.	27,595	532,859
Tesoro Corp.	22,858	1,751,380
Weatherford International plc *	137,947	1,807,106
Whiting Petroleum Corp. *	21,063	879,801

		100,314,450

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	78,121	11,102,557
CVS Health Corp.	207,790	18,983,694
Walgreen Co.	156,950	10,768,339
Whole Foods Market, Inc.	64,435	3,159,248

		44,013,838

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class B	28,201	2,736,907
Constellation Brands, Inc., Class A *	31,215	3,009,126
Keurig Green Mountain, Inc.	21,650	3,077,331
Mead Johnson Nutrition Co.	36,043	3,742,705
Monster Beverage Corp. *	26,368	2,957,171
PepsiCo, Inc.	269,918	27,018,792
The Hershey Co.	26,606	2,668,050

		45,210,082

Health Care Equipment & Services 6.9%
Aetna, Inc.	63,218	5,515,138
AmerisourceBergen Corp.	37,988	3,458,807
Becton Dickinson & Co.	34,226	4,802,935
C.R. Bard, Inc.	13,217	2,211,865
CareFusion Corp. *	36,136	2,138,167
Cerner Corp. *	53,704	3,458,538
Cigna Corp.	47,986	4,937,280
Community Health Systems, Inc. *	19,742	929,453
Covidien plc	80,584	8,138,984
DaVita HealthCare Partners, Inc. *	30,563	2,338,986
DENTSPLY International, Inc.	28,968	1,592,661
Edwards Lifesciences Corp. *	18,816	2,440,059
Envision Healthcare Holdings, Inc. *	23,051	815,083
Express Scripts Holding Co. *	132,936	11,053,628
HCA Holdings, Inc. *	53,969	3,761,100
Henry Schein, Inc. *	15,064	2,066,781

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	43,082	1,154,598
IDEXX Laboratories, Inc. *	8,817	1,316,819
Intuitive Surgical, Inc. *	6,347	3,286,286
Laboratory Corp. of America Holdings *	15,074	1,577,343
McKesson Corp.	41,248	8,693,429
MEDNAX, Inc. *	19,011	1,244,460
Medtronic, Inc.	174,659	12,902,060
Premier, Inc., Class A *	5,377	182,926
ResMed, Inc. (a)	25,224	1,341,917
Sirona Dental Systems, Inc. *	11,603	1,002,383
Stryker Corp.	53,264	4,948,758
Tenet Healthcare Corp. *	17,416	836,839
The Cooper Cos., Inc.	8,530	1,440,717
UnitedHealth Group, Inc.	173,334	17,095,933
Universal Health Services, Inc., Class B	16,820	1,759,708
Varian Medical Systems, Inc. *	18,379	1,626,725

		120,070,366

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	23,750	1,821,862
Colgate-Palmolive Co.	153,091	10,653,603
Energizer Holdings, Inc.	10,714	1,393,034
Herbalife Ltd. (a)	11,626	502,825
The Estee Lauder Cos., Inc., Class A	40,058	2,969,900

		17,341,224

Insurance 0.5%
Alleghany Corp. *	2,786	1,271,921
Arch Capital Group Ltd. *	26,021	1,491,524
Erie Indemnity Co., Class A	4,553	397,158
Everest Re Group Ltd.	8,054	1,412,591
Markel Corp. *	2,356	1,641,614
PartnerRe Ltd.	9,504	1,107,311
RenaissanceRe Holdings Ltd.	7,037	689,063
W.R. Berkley Corp.	19,864	1,037,695

		9,048,877

Materials 3.2%
Airgas, Inc.	13,073	1,511,631
Ball Corp.	24,643	1,652,806
CF Industries Holdings, Inc.	8,834	2,368,837
Crown Holdings, Inc. *	23,565	1,166,467
Ecolab, Inc.	48,023	5,232,106
FMC Corp.	23,520	1,279,488
LyondellBasell Industries N.V., Class A	75,817	5,978,929
Martin Marietta Materials, Inc.	11,589	1,391,144
Monsanto Co.	86,558	10,379,170
Packaging Corp. of America	19,146	1,422,165
PPG Industries, Inc.	24,492	5,359,339
Praxair, Inc.	52,081	6,686,159
Rock-Tenn Co., Class A	24,550	1,394,685
Royal Gold, Inc.	12,227	778,615
Sigma-Aldrich Corp.	21,156	2,889,910
The Sherwin-Williams Co.	14,851	3,636,416
The Valspar Corp.	13,543	1,136,393
W.R. Grace & Co. *	13,097	1,258,229

		55,522,489

Media 5.5%
AMC Networks, Inc., Class A *	10,973	711,709
Charter Communications, Inc., Class A *	14,304	2,427,389
Comcast Corp., Class A	463,675	26,448,022
DIRECTV *	89,857	7,881,357
Discovery Communications, Inc., Class A *	26,344	919,406
Discovery Communications, Inc., Class C *	48,722	1,657,035
DISH Network Corp., Class A *	37,771	2,999,395
Liberty Broadband Corp., Class A *	4,136	226,818
Liberty Broadband Corp., Class C *	8,874	482,746
Liberty Global plc, Class A *	40,810	2,121,712
Liberty Global plc, Series C *	106,255	5,304,250
Liberty Media Corp., Class A *	16,544	608,323
Liberty Media Corp., Class C *	35,521	1,297,582
Scripps Networks Interactive, Inc., Class A	18,472	1,443,956
Sirius XM Holdings, Inc. *	475,396	1,725,687
The Madison Square Garden Co., Class A *	11,244	821,262
The Walt Disney Co.	282,746	26,156,832
Time Warner Cable, Inc.	49,723	7,422,649
Viacom, Inc., Class B	67,847	5,131,269

		95,787,399

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Actavis plc *	47,088	12,742,484
Agilent Technologies, Inc.	59,467	2,541,619
Alexion Pharmaceuticals, Inc. *	35,249	6,870,030
Allergan, Inc.	53,358	11,412,743
Amgen, Inc.	136,028	22,486,789
Biogen Idec, Inc. *	42,346	13,029,441
BioMarin Pharmaceutical, Inc. *	26,545	2,381,617
Celgene Corp. *	143,387	16,301,668
Covance, Inc. *	10,115	1,038,001
Endo International plc *	29,093	2,128,735
Gilead Sciences, Inc. *	270,704	27,157,025
Illumina, Inc. *	24,886	4,750,488
Incyte Corp. *	27,618	2,086,540
Jazz Pharmaceuticals plc *	10,756	1,904,780
Mallinckrodt plc *	20,180	1,860,999
Medivation, Inc. *	14,272	1,653,982
Mettler-Toledo International, Inc. *	5,055	1,482,429
Perrigo Co., plc	23,780	3,809,318
Pharmacyclics, Inc. *	10,838	1,510,709
Puma Biotechnology, Inc. *	3,530	801,381
Regeneron Pharmaceuticals, Inc. *	13,117	5,458,115
Salix Pharmaceuticals Ltd. *	11,256	1,155,879
Seattle Genetics, Inc. *	17,811	649,033
Thermo Fisher Scientific, Inc.	71,120	9,195,105
Vertex Pharmaceuticals, Inc. *	42,423	5,000,823
Waters Corp. *	14,724	1,706,512
Zoetis, Inc.	89,370	4,015,394

		165,131,639

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 3.4%
American Campus Communities, Inc.	19,551	782,040
American Tower Corp.	70,604	7,414,126
AvalonBay Communities, Inc.	24,199	3,890,957
Boston Properties, Inc.	27,272	3,535,542
CBRE Group, Inc., Class A *	48,247	1,627,854
Crown Castle International Corp.	59,568	4,949,505
Digital Realty Trust, Inc.	23,757	1,669,404
Essex Property Trust, Inc.	10,985	2,223,474
Extra Space Storage, Inc.	19,654	1,164,893
Federal Realty Investment Trust	11,808	1,566,449
Host Hotels & Resorts, Inc.	134,983	3,137,005
Jones Lang LaSalle, Inc.	8,250	1,201,695
Public Storage	25,839	4,848,172
Realogy Holdings Corp. *	27,800	1,279,356
Simon Property Group, Inc.	55,852	10,098,042
SL Green Realty Corp.	17,028	1,977,632
Taubman Centers, Inc.	12,095	961,431
Ventas, Inc.	52,426	3,751,080
Vornado Realty Trust	31,136	3,473,532

		59,552,189

Retailing 7.5%
Advance Auto Parts, Inc.	13,018	1,914,687
Amazon.com, Inc. *	67,823	22,967,581
AutoNation, Inc. *	13,879	824,968
AutoZone, Inc. *	5,817	3,360,539
Bed Bath & Beyond, Inc. *	35,997	2,641,100
CarMax, Inc. *	39,117	2,228,887
Dick’s Sporting Goods, Inc.	19,100	966,651
Dollar General Corp. *	54,106	3,611,034
Dollar Tree, Inc. *	36,651	2,505,462
Expedia, Inc.	18,665	1,625,908
Family Dollar Stores, Inc.	16,537	1,307,250
Groupon, Inc. *	73,098	550,428
L Brands, Inc.	45,016	3,641,794
Liberty Interactive Corp., Class A *	88,388	2,576,510
LKQ Corp. *	52,004	1,510,716
Lowe’s Cos., Inc.	176,081	11,239,250
Netflix, Inc. *	10,718	3,714,752
Nordstrom, Inc.	25,332	1,934,352
O’Reilly Automotive, Inc. *	18,460	3,373,380
PetSmart, Inc.	17,723	1,395,864
Ross Stores, Inc.	37,375	3,419,065
Sally Beauty Holdings, Inc. *	22,413	709,371
Signet Jewelers Ltd.	14,286	1,870,895
The Home Depot, Inc.	241,753	24,030,248
The Priceline Group, Inc. *	9,382	10,884,903
The TJX Cos., Inc.	123,523	8,172,282
Tiffany & Co.	19,953	2,153,328
Tractor Supply Co.	24,231	1,864,091
TripAdvisor, Inc. *	19,780	1,456,797
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,055	1,398,347
Urban Outfitters, Inc. *	16,864	545,044
Williams-Sonoma, Inc.	15,618	1,164,478

		131,559,962

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	55,077	2,071,997
Avago Technologies Ltd.	45,827	4,280,242
Broadcom Corp., Class A	95,900	4,136,167
Cree, Inc. *(a)	22,673	823,937
First Solar, Inc. *	13,420	654,896
Freescale Semiconductor Ltd. *	18,087	392,307
Lam Research Corp.	28,938	2,391,436
Micron Technology, Inc. *	193,584	6,959,345
NVIDIA Corp.	91,836	1,925,801
Skyworks Solutions, Inc.	33,745	2,276,775
Xilinx, Inc.	47,546	2,160,490

		28,073,393

Software & Services 14.5%
Accenture plc, Class A	112,553	9,716,701
Activision Blizzard, Inc.	88,190	1,909,314
Adobe Systems, Inc. *	84,181	6,202,456
Akamai Technologies, Inc. *	31,725	2,049,752
Alliance Data Systems Corp. *	9,725	2,780,086
ANSYS, Inc. *	15,770	1,317,110
Autodesk, Inc. *	40,464	2,508,768
Automatic Data Processing, Inc.	85,772	7,345,514
CDK Global, Inc.	28,550	1,086,899
Citrix Systems, Inc. *	29,300	1,942,883
Cognizant Technology Solutions Corp., Class A *	108,381	5,851,490
Concur Technologies, Inc. *	8,383	1,079,814
eBay, Inc. *	201,425	11,054,204
Electronic Arts, Inc. *	55,704	2,447,077
Equinix, Inc.	10,539	2,394,145
Facebook, Inc., Class A *	372,972	28,979,924
FactSet Research Systems, Inc.	6,463	885,819
Fidelity National Information Services, Inc.	50,871	3,112,796
FireEye, Inc. *	8,941	270,823
Fiserv, Inc. *	44,469	3,179,089
FleetCor Technologies, Inc. *	13,457	2,043,984
Gartner, Inc. *	15,665	1,339,044
Global Payments, Inc.	11,951	1,032,088
Google, Inc., Class A *	51,121	28,069,519
Google, Inc., Class C *	50,863	27,559,099
IAC/InterActiveCorp	14,461	944,014
Intuit, Inc.	50,607	4,750,479
Jack Henry & Associates, Inc.	17,143	1,053,609
LinkedIn Corp., Class A *	18,452	4,175,134
MasterCard, Inc., Class A	176,487	15,405,550
NetSuite, Inc. *	7,100	750,825
Nuance Communications, Inc. *	44,291	670,123
Oracle Corp.	582,409	24,699,966
Rackspace Hosting, Inc. *	21,442	984,402
Red Hat, Inc. *	33,534	2,084,138
Sabre Corp.	10,607	198,775
salesforce.com, Inc. *	102,697	6,148,469
ServiceNow, Inc. *	23,123	1,478,947
Synopsys, Inc. *	29,292	1,270,980
Teradata Corp. *	27,636	1,247,489
Twitter, Inc. *	88,880	3,709,851
Vantiv, Inc., Class A *	26,885	907,100
VeriSign, Inc. *	20,080	1,206,808

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Visa, Inc., Class A	88,121	22,751,961
VMware, Inc., Class A *	14,737	1,296,267
Workday, Inc., Class A *	16,644	1,448,860

		253,342,145

Technology Hardware & Equipment 10.2%
3D Systems Corp. *(a)	19,585	690,959
Amphenol Corp., Class A	55,905	2,998,185
Apple, Inc.	1,072,736	127,580,493
EMC Corp.	361,809	10,980,903
F5 Networks, Inc. *	13,180	1,702,724
FLIR Systems, Inc.	26,429	838,592
Juniper Networks, Inc.	71,639	1,587,520
Keysight Technologies, Inc. *	29,733	1,046,602
National Instruments Corp.	18,336	590,236
NetApp, Inc.	56,957	2,423,520
QUALCOMM, Inc.	300,206	21,885,018
SanDisk Corp.	39,946	4,132,813
Trimble Navigation Ltd. *	46,361	1,303,903

		177,761,468

Telecommunication Services 0.4%
Level 3 Communications, Inc. *	49,603	2,480,150
SBA Communications Corp., Class A *	23,026	2,801,573
T-Mobile US, Inc. *	47,731	1,393,268

		6,674,991

Transportation 4.3%
American Airlines Group, Inc.	128,472	6,234,746
Avis Budget Group, Inc. *	18,482	1,111,692
C.H. Robinson Worldwide, Inc.	26,241	1,935,011
Delta Air Lines, Inc.	150,302	7,014,594
FedEx Corp.	47,293	8,426,667
Genesee & Wyoming, Inc., Class A *	9,451	931,774
Hertz Global Holdings, Inc. *	79,812	1,894,737
J.B. Hunt Transport Services, Inc.	17,279	1,426,036
Kansas City Southern	19,615	2,333,008
Kirby Corp. *	10,633	1,022,257
Southwest Airlines Co.	122,113	5,106,766
Union Pacific Corp.	160,767	18,772,763
United Continental Holdings, Inc. *	66,634	4,080,000
United Parcel Service, Inc., Class B	126,363	13,889,821

		74,179,872

Utilities 0.2%
Calpine Corp. *	67,370	1,546,815
ITC Holdings Corp.	27,880	1,059,161

		2,605,976

Total Common Stock
(Cost $1,318,338,790)		1,742,937,692

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	3,000	291,150

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	446,303	446,303

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,266,166	2,266,166

Total Other Investment Companies
(Cost $2,964,067)		3,003,619

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.00%, 12/18/14 (d)	100,000	100,000

Total Short-Term Investment
(Cost $100,000)		100,000

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $1,321,719,584 and the unrealized appreciation and depreciation were $436,656,857 and ($12,335,130), respectively, with a net unrealized appreciation of $424,321,727.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,501,325. Non-Cash Collateral pledged to the fund for securities on loan amounted to $322,853.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,742,937,692	$—	$—	$1,742,937,692
Other Investment Companies[1]	3,003,619	—	—	3,003,619
Short-Term Investment[1]	—	100,000	—	100,000

Total	$1,745,941,311	$100,000	$—	$1,746,041,311

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG56689NOV14

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	1,070,901,510	1,283,560,965
0.4%		Other Investment Companies	4,634,162	4,682,259
0.0%		Short-Term Investment	25,000	25,000

100.1%		Total Investments	1,075,560,672	1,288,268,224
(0	.1)%	Other Assets and Liabilities, Net		(970,681)

100.0%		Net Assets		1,287,297,543

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.9%
Autoliv, Inc.	11,370	1,125,175
Delphi Automotive plc	36,784	2,683,393
Ford Motor Co.	477,009	7,503,352
General Motors Co.	165,715	5,539,852
Harley-Davidson, Inc.	26,775	1,865,682
Johnson Controls, Inc.	81,936	4,096,800
TRW Automotive Holdings Corp. *	13,609	1,407,171

		24,221,425

Banks 10.6%
Bank of America Corp.	1,293,490	22,041,070
BB&T Corp.	88,451	3,324,873
BOK Financial Corp.	3,733	240,592
Citigroup, Inc.	373,018	20,131,781
Comerica, Inc.	22,189	1,034,229
Cullen/Frost Bankers, Inc.	7,530	562,190
Fifth Third Bancorp	102,667	2,065,660
First Republic Bank	14,969	771,353
Hudson City Bancorp, Inc.	59,210	579,666
Huntington Bancshares, Inc.	100,491	1,015,964
JPMorgan Chase & Co.	462,553	27,827,188
KeyCorp	107,883	1,456,420
M&T Bank Corp.	16,155	2,035,853
New York Community Bancorp, Inc.	54,448	865,179
People’s United Financial, Inc.	38,150	563,857
Regions Financial Corp.	169,579	1,707,661
SunTrust Banks, Inc.	65,299	2,565,598
The PNC Financial Services Group, Inc.	66,458	5,813,081
U.S. Bancorp	221,686	9,798,521
Wells Fargo & Co.	583,989	31,815,721

		136,216,457

Capital Goods 7.8%
AGCO Corp.	10,528	444,176
Allison Transmission Holdings, Inc.	19,612	645,039
Eaton Corp. plc	58,457	3,965,138
Emerson Electric Co.	85,787	5,468,921
General Dynamics Corp.	39,067	5,678,779
General Electric Co.	1,235,541	32,729,481
Honeywell International, Inc.	97,022	9,611,970
Hubbell, Inc., Class B	6,689	714,385
Ingersoll-Rand plc	32,872	2,072,908
Joy Global, Inc.	12,020	589,461
L-3 Communications Holdings, Inc.	10,591	1,319,639
Lockheed Martin Corp.	33,133	6,346,958
Masco Corp.	43,772	1,059,282
Northrop Grumman Corp.	25,597	3,607,385
Oshkosh Corp.	10,283	466,848
Owens Corning	15,200	529,568
Parker-Hannifin Corp.	18,327	2,364,733
Raytheon Co.	38,133	4,068,791
Rockwell Automation, Inc.	16,905	1,951,006
Rockwell Collins, Inc.	16,636	1,422,877
Textron, Inc.	34,329	1,487,132
The Timken Co.	8,591	367,609
Trinity Industries, Inc.	19,218	616,129
United Technologies Corp.	105,247	11,585,590
Xylem, Inc.	22,441	860,388

		99,974,193

Commercial & Professional Services 0.6%
Cintas Corp.	11,846	866,535
Republic Services, Inc.	31,037	1,229,376
The ADT Corp.	21,325	745,095
Tyco International plc	54,595	2,342,125
Waste Management, Inc.	53,259	2,595,311

		7,778,442

Consumer Durables & Apparel 0.7%
Coach, Inc.	33,768	1,253,468
Garmin Ltd.	14,888	853,083
Hasbro, Inc.	14,081	833,595
Leggett & Platt, Inc.	16,759	705,386
Mattel, Inc.	41,543	1,310,682
Newell Rubbermaid, Inc.	33,642	1,221,541
PulteGroup, Inc.	41,566	899,073
Whirlpool Corp.	9,537	1,775,503

		8,852,331

Consumer Services 1.5%
Aramark	8,445	256,728
Carnival Corp.	55,330	2,443,373
Darden Restaurants, Inc.	16,254	926,315
H&R Block, Inc.	33,783	1,136,460

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Game Technology	30,420	518,053
McDonald’s Corp.	120,813	11,695,907
MGM Resorts International *	45,935	1,047,777
Wyndham Worldwide Corp.	15,361	1,280,493

		19,305,106

Diversified Financials 3.2%
Capital One Financial Corp.	69,043	5,744,378
CME Group, Inc.	38,787	3,282,932
Discover Financial Services	57,343	3,758,834
Eaton Vance Corp.	14,593	609,841
Invesco Ltd.	53,232	2,148,443
Legg Mason, Inc.	12,462	707,218
Navient Corp.	51,536	1,080,195
Northern Trust Corp.	27,172	1,840,360
Santander Consumer USA Holdings, Inc.	12,466	231,743
State Street Corp.	53,946	4,139,277
Synchrony Financial *	15,296	443,737
The Bank of New York Mellon Corp.	139,240	5,573,777
The Goldman Sachs Group, Inc.	50,386	9,493,226
The NASDAQ OMX Group, Inc.	13,570	609,429
Voya Financial, Inc.	21,030	880,736

		40,544,126

Energy 10.2%
Apache Corp.	47,077	3,017,165
Chesapeake Energy Corp.	63,916	1,294,938
Chevron Corp.	233,641	25,436,496
Cobalt International Energy, Inc. *	41,768	375,912
ConocoPhillips	151,208	9,990,313
CONSOL Energy, Inc.	28,308	1,107,692
CVR Energy, Inc. (a)	2,484	115,605
Diamond Offshore Drilling, Inc. (a)	8,244	242,126
Ensco plc, Class A	28,781	972,798
Exxon Mobil Corp.	524,510	47,489,135
Helmerich & Payne, Inc.	13,358	929,049
Kinder Morgan, Inc. (a)	208,540	8,623,129
Marathon Oil Corp.	82,970	2,399,492
Marathon Petroleum Corp.	34,860	3,140,537
Murphy Oil Corp.	20,536	994,353
Noble Corp. plc	31,238	561,972
Occidental Petroleum Corp.	95,907	7,650,501
Phillips 66	68,700	5,016,474
QEP Resources, Inc.	20,352	415,995
Spectra Energy Corp.	82,474	3,124,115
The Williams Cos., Inc.	82,710	4,280,243
Transocean Ltd. (a)	43,915	922,654
Valero Energy Corp.	64,960	3,157,706

		131,258,400

Food & Staples Retailing 1.9%
Safeway, Inc.	28,299	985,937
Sprouts Farmers Market, Inc. *	12,847	408,406
Sysco Corp.	72,105	2,902,947
The Kroger Co.	60,062	3,594,110
Wal-Mart Stores, Inc.	194,425	17,019,965

		24,911,365

Food, Beverage & Tobacco 7.3%
Altria Group, Inc.	243,777	12,252,232
Archer-Daniels-Midland Co.	79,360	4,180,685
Bunge Ltd.	17,982	1,632,226
Campbell Soup Co.	21,982	995,345
Coca-Cola Enterprises, Inc.	27,729	1,218,412
ConAgra Foods, Inc.	51,921	1,896,155
Dr. Pepper Snapple Group, Inc.	24,033	1,778,442
Flowers Foods, Inc.	22,694	442,533
General Mills, Inc.	75,318	3,973,025
Hormel Foods Corp.	16,546	878,262
Ingredion, Inc.	9,154	761,887
Kellogg Co.	31,458	2,084,093
Kraft Foods Group, Inc.	73,020	4,393,613
Lorillard, Inc.	44,227	2,792,493
McCormick & Co., Inc. Non-Voting Shares	15,949	1,185,489
Molson Coors Brewing Co., Class B	19,551	1,512,270
Mondelez International, Inc., Class A	207,485	8,133,412
Philip Morris International, Inc.	192,895	16,768,362
Pilgrim’s Pride Corp. *(a)	7,598	245,415
Reynolds American, Inc.	37,838	2,493,903
The Coca-Cola Co.	485,511	21,765,458
The J.M. Smucker Co.	12,514	1,283,561
Tyson Foods, Inc., Class A	36,000	1,524,240

		94,191,513

Health Care Equipment & Services 2.6%
Abbott Laboratories	184,951	8,232,169
Baxter International, Inc.	66,997	4,890,781
Boston Scientific Corp. *	163,053	2,098,492
Cardinal Health, Inc.	41,343	3,397,981
Halyard Health, Inc. *	5,730	224,673
Humana, Inc.	18,895	2,606,943
IMS Health Holdings, Inc. *	8,144	203,600
Omnicare, Inc.	11,965	841,379
Patterson Cos., Inc.	12,080	582,014
Quest Diagnostics, Inc.	18,819	1,229,069
St. Jude Medical, Inc.	34,954	2,375,474
WellPoint, Inc.	33,683	4,308,393
Zimmer Holdings, Inc.	20,709	2,325,414

		33,316,382

Household & Personal Products 2.9%
Avon Products, Inc.	53,469	522,927
Coty, Inc., Class A *	11,476	232,274
Kimberly-Clark Corp.	45,933	5,355,328
The Clorox Co.	15,803	1,605,901
The Procter & Gamble Co.	333,042	30,116,988

		37,833,418

Insurance 5.3%
ACE Ltd.	41,330	4,725,672
Aflac, Inc.	55,732	3,328,872
American Financial Group, Inc.	11,347	685,245
American International Group, Inc.	177,069	9,703,381
Aon plc	35,672	3,299,303
Arthur J. Gallagher & Co.	19,547	937,279
Axis Capital Holdings Ltd.	12,517	626,476

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brown & Brown, Inc.	16,061	517,164
Cincinnati Financial Corp.	18,101	922,246
CNA Financial Corp.	3,536	136,914
FNF Group	34,025	1,102,410
Genworth Financial, Inc., Class A *	61,032	554,781
HCC Insurance Holdings, Inc.	11,748	623,466
Lincoln National Corp.	32,137	1,819,918
Loews Corp.	37,505	1,561,708
Marsh & McLennan Cos., Inc.	66,923	3,787,173
MetLife, Inc.	139,398	7,751,923
Principal Financial Group, Inc.	33,654	1,792,749
Prudential Financial, Inc.	56,576	4,807,828
Reinsurance Group of America, Inc.	8,454	724,677
The Allstate Corp.	53,300	3,632,395
The Chubb Corp.	29,515	3,041,521
The Hartford Financial Services Group, Inc.	55,128	2,276,786
The Progressive Corp.	66,169	1,802,444
The Travelers Cos., Inc.	41,678	4,353,267
Torchmark Corp.	16,024	861,290
Unum Group	31,268	1,038,723
Willis Group Holdings plc	21,856	933,470
XL Group plc	32,676	1,160,652

		68,509,733

Materials 3.4%
Air Products & Chemicals, Inc.	23,587	3,392,518
Albemarle Corp.	9,519	562,002
Alcoa, Inc.	144,672	2,501,379
Ashland, Inc.	8,773	1,000,561
Avery Dennison Corp.	11,211	555,057
Celanese Corp., Series A	19,033	1,143,312
E.I. du Pont de Nemours & Co.	113,437	8,099,402
Eastman Chemical Co.	18,271	1,515,031
Freeport-McMoRan, Inc.	127,781	3,430,920
Huntsman Corp.	24,947	636,648
International Flavors & Fragrances, Inc.	9,990	1,010,688
International Paper Co.	52,543	2,827,864
MeadWestvaco Corp.	20,654	925,299
Newmont Mining Corp.	61,340	1,128,656
Nucor Corp.	39,207	2,102,672
Owens-Illinois, Inc. *	19,217	492,724
Reliance Steel & Aluminum Co.	9,488	606,663
Rockwood Holdings, Inc.	8,733	680,737
RPM International, Inc.	16,391	781,851
Sealed Air Corp.	27,117	1,071,935
The Dow Chemical Co.	138,314	6,731,742
The Mosaic Co.	39,196	1,794,001
Vulcan Materials Co.	16,063	1,061,764
Westlake Chemical Corp.	5,354	340,514

		44,393,940

Media 2.1%
Cablevision Systems Corp., Class A	26,329	535,005
CBS Corp., Class B Non-Voting Shares	59,599	3,270,793
Gannett Co., Inc.	27,731	902,644
Lamar Advertising Co., Class A	10,583	563,968
News Corp., Class A *	61,239	950,429
Omnicom Group, Inc.	30,895	2,387,257
The Interpublic Group of Cos., Inc.	51,805	1,051,124
Time Warner, Inc.	105,159	8,951,134
Twenty-First Century Fox, Inc., Class A	231,627	8,523,874

		27,136,228

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	196,879	13,624,027
Bristol-Myers Squibb Co.	204,973	12,103,656
Eli Lilly & Co.	120,905	8,236,048
Hospira, Inc. *	20,728	1,236,218
Johnson & Johnson	346,907	37,552,683
Merck & Co., Inc.	354,942	21,438,497
Mylan, Inc. *	46,026	2,697,584
PerkinElmer, Inc.	13,461	612,072
Pfizer, Inc.	780,142	24,301,423
Quintiles Transnational Holdings, Inc. *	8,330	481,640

		122,283,848

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	8,397	721,470
American Capital Agency Corp.	43,376	1,000,901
American Realty Capital Properties, Inc.	111,632	1,049,341
Annaly Capital Management, Inc.	116,492	1,341,988
Apartment Investment & Management Co., Class A	17,812	663,497
Brixmor Property Group, Inc.	7,580	183,284
Camden Property Trust	10,551	809,051
Corrections Corp. of America	14,304	518,520
DDR Corp.	39,542	724,805
Duke Realty Corp.	40,886	794,824
Equity Residential	44,475	3,150,609
General Growth Properties, Inc.	79,676	2,132,130
HCP, Inc.	56,384	2,526,003
Health Care REIT, Inc.	39,784	2,930,489
Iron Mountain, Inc.	22,605	859,216
Kilroy Realty Corp.	11,062	759,738
Kimco Realty Corp.	50,576	1,287,159
Liberty Property Trust	18,207	644,164
National Retail Properties, Inc.	16,458	634,127
Plum Creek Timber Co., Inc.	21,650	902,372
Prologis, Inc.	61,525	2,601,277
Rayonier, Inc.	14,207	387,567
Realty Income Corp.	27,370	1,271,610
Regency Centers Corp.	10,810	664,599
Senior Housing Properties Trust	23,550	530,581
The Macerich Co.	17,500	1,383,900
UDR, Inc.	30,901	951,133
Weingarten Realty Investors	13,648	496,787
Weyerhaeuser Co.	65,012	2,295,574
WP Carey, Inc.	12,322	839,621

		35,056,337

Retailing 1.4%
Best Buy Co., Inc.	34,965	1,377,971
Dillard’s, Inc., Class A	3,238	381,695

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Foot Locker, Inc.	17,654	1,011,398
GameStop Corp., Class A (a)	13,693	517,732
Genuine Parts Co.	18,857	1,938,122
Kohl’s Corp.	25,190	1,501,828
Macy’s, Inc.	43,350	2,813,849
Staples, Inc.	79,238	1,114,086
Target Corp.	78,201	5,786,874
The Gap, Inc.	33,733	1,335,827

		17,779,382

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	38,601	2,109,159
Applied Materials, Inc.	149,830	3,603,411
Intel Corp.	609,109	22,689,310
KLA-Tencor Corp.	20,250	1,406,160
Linear Technology Corp.	29,330	1,350,060
Marvell Technology Group Ltd.	51,900	743,208
Maxim Integrated Products, Inc.	34,733	1,027,055
Microchip Technology, Inc.	24,653	1,113,083
Texas Instruments, Inc.	133,115	7,244,118

		41,285,564

Software & Services 6.6%
Amdocs Ltd.	19,952	972,560
CA, Inc.	39,377	1,226,594
Cadence Design Systems, Inc. *	34,721	655,185
Computer Sciences Corp.	17,783	1,127,087
International Business Machines Corp.	114,126	18,507,813
Microsoft Corp.	1,013,831	48,471,260
Paychex, Inc.	40,147	1,903,369
Solera Holdings, Inc.	8,444	444,745
Symantec Corp.	87,470	2,282,092
The Western Union Co.	65,175	1,210,952
Total System Services, Inc.	19,221	634,101
Xerox Corp.	133,249	1,860,156
Yahoo! Inc. *	113,771	5,886,512

		85,182,426

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	12,105	707,416
Avnet, Inc.	16,944	741,978
Cisco Systems, Inc.	627,942	17,356,317
Corning, Inc.	158,785	3,337,660
Harris Corp.	12,861	921,748
Hewlett-Packard Co.	231,302	9,034,656
Jabil Circuit, Inc.	25,329	525,577
Motorola Solutions, Inc.	27,150	1,784,298
NCR Corp. *	20,448	606,283
Seagate Technology plc	40,153	2,654,515
TE Connectivity Ltd.	50,260	3,226,692
Western Digital Corp.	27,070	2,795,519

		43,692,659

Telecommunication Services 4.1%
AT&T, Inc.	638,131	22,577,075
CenturyLink, Inc.	70,080	2,857,162
Frontier Communications Corp.	122,148	861,143
Sprint Corp. *	97,025	496,768
Verizon Communications, Inc.	509,991	25,800,445
Windstream Holdings, Inc.	72,875	736,766

		53,329,359

Transportation 0.8%
CSX Corp.	123,412	4,503,304
Expeditors International of Washington, Inc.	23,986	1,123,025
Norfolk Southern Corp.	37,993	4,241,538

		9,867,867

Utilities 6.0%
AES Corp.	87,799	1,217,772
AGL Resources, Inc.	14,691	768,486
Alliant Energy Corp.	13,514	849,625
Ameren Corp.	29,825	1,285,756
American Electric Power Co., Inc.	60,118	3,459,791
American Water Works Co., Inc.	22,077	1,171,185
Aqua America, Inc.	21,246	564,719
CenterPoint Energy, Inc.	52,849	1,265,205
CMS Energy Corp.	37,822	1,251,908
Consolidated Edison, Inc.	36,028	2,275,168
Dominion Resources, Inc.	72,538	5,262,632
DTE Energy Co.	21,730	1,770,126
Duke Energy Corp.	86,920	7,031,828
Edison International	40,030	2,544,307
Entergy Corp.	22,067	1,851,421
Exelon Corp.	105,666	3,821,939
FirstEnergy Corp.	51,668	1,905,516
Integrys Energy Group, Inc.	9,744	709,753
MDU Resources Group, Inc.	23,241	569,869
National Fuel Gas Co.	10,306	713,897
NextEra Energy, Inc.	53,672	5,602,820
NiSource, Inc.	38,737	1,620,756
Northeast Utilities	38,912	1,970,504
NRG Energy, Inc.	41,537	1,298,447
OGE Energy Corp.	24,543	875,940
Pepco Holdings, Inc.	30,293	833,057
PG&E Corp.	57,912	2,924,556
Pinnacle West Capital Corp.	13,592	859,422
PPL Corp.	81,683	2,902,197
Public Service Enterprise Group, Inc.	62,196	2,598,549
SCANA Corp.	17,508	998,481
Sempra Energy	28,479	3,181,959
TECO Energy, Inc.	27,140	538,186
The Southern Co.	110,152	5,224,509
UGI Corp.	20,411	769,699
Westar Energy, Inc.	17,196	672,192
Wisconsin Energy Corp.	27,704	1,368,577
Xcel Energy, Inc.	62,160	2,109,710

		76,640,464

Total Common Stock
(Cost $1,070,901,510)		1,283,560,965

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell 1000 Value ETF	4,000	417,800

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	502,819	502,819

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	3,761,640	3,761,640

Total Other Investment Companies
(Cost $4,634,162)		4,682,259

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 12/18/14 (c)	25,000	25,000

Total Short-Term Investment
(Cost $25,000)		25,000

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $1,076,175,013 and the unrealized appreciation and depreciation were $224,091,888 and ($11,998,677), respectively, with a net unrealized appreciation $212,093,211.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,923,387. Non-Cash Collateral pledged to the fund for securities on loan amounted to $393,917.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,283,560,965	$—	$—	$1,283,560,965
Other Investment Companies[1]	4,682,259	—	—	4,682,259
Short-Term Investment[1]	—	25,000	—	25,000

Total	$1,288,243,224	$25,000	$—	$1,288,268,224

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG56690NOV14

 7

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,099,860,256	1,279,531,511
1.4%		Other Investment Companies	17,158,675	17,178,664

101.2%		Total Investments	1,117,018,931	1,296,710,175
(1	.2)%	Other Assets and Liabilities, Net		(14,962,268)

100.0%		Net Assets		1,281,747,907

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Dana Holding Corp.	88,971	1,886,185
Gentex Corp.	73,839	2,625,715
Lear Corp.	41,314	3,962,426
The Goodyear Tire & Rubber Co.	138,970	3,809,167
Visteon Corp. *	22,178	2,173,444

		14,456,937

Banks 3.4%
Associated Banc-Corp.	78,138	1,443,990
BankUnited, Inc.	51,227	1,547,055
BOK Financial Corp.	10,923	703,987
City National Corp.	24,076	1,858,427
Commerce Bancshares, Inc.	41,678	1,784,637
Cullen/Frost Bankers, Inc.	28,159	2,102,351
East West Bancorp, Inc.	72,378	2,661,339
First Niagara Financial Group, Inc.	178,740	1,460,306
First Republic Bank	63,052	3,249,070
Hudson City Bancorp, Inc.	243,128	2,380,223
Huntington Bancshares, Inc.	420,593	4,252,195
Nationstar Mortgage Holdings, Inc. *(a)	12,853	385,204
New York Community Bancorp, Inc.	223,472	3,550,970
Ocwen Financial Corp. *	57,651	1,322,514
People’s United Financial, Inc.	156,684	2,315,790
Popular, Inc. *	51,801	1,690,785
Prosperity Bancshares, Inc.	30,157	1,694,220
Signature Bank *	25,400	3,080,258
SVB Financial Group *	25,872	2,720,441
TFS Financial Corp.	44,118	669,270
Zions Bancorp	102,362	2,872,278

		43,745,310

Capital Goods 12.0%
A.O. Smith Corp.	39,079	2,107,530
Acuity Brands, Inc.	22,086	3,052,285
AECOM Technology Corp. *	78,091	2,499,693
AGCO Corp.	43,055	1,816,490
Allegion plc	48,602	2,617,218
Allison Transmission Holdings, Inc.	83,805	2,756,346
Armstrong World Industries, Inc. *	22,611	1,132,811
B/E Aerospace, Inc. *	53,391	4,157,557
Carlisle Cos., Inc.	32,813	2,933,482
Chicago Bridge & Iron Co. N.V.	48,591	2,431,008
CLARCOR, Inc.	25,877	1,705,036
Colfax Corp. *	48,006	2,473,749
Crane Co.	25,875	1,527,401
Donaldson Co., Inc.	67,126	2,617,914
EMCOR Group, Inc.	33,830	1,466,531
Fortune Brands Home & Security, Inc.	79,996	3,593,420
Generac Holdings, Inc. *	35,342	1,533,136
Graco, Inc.	30,289	2,426,149
HD Supply Holdings, Inc. *	62,260	1,810,521
Hexcel Corp. *	48,641	2,105,669
Hubbell, Inc., Class B	27,765	2,965,302
IDEX Corp.	40,404	3,103,431
ITT Corp.	46,186	1,912,100
Jacobs Engineering Group, Inc. *	68,731	3,192,555
Joy Global, Inc.	49,618	2,433,267
KBR, Inc.	73,443	1,236,780
Kennametal, Inc.	39,661	1,460,318
Lennox International, Inc.	23,348	2,187,007
Lincoln Electric Holdings, Inc.	40,095	2,888,444
Masco Corp.	183,277	4,435,303
MSC Industrial Direct Co., Inc., Class A	25,930	2,013,983
Nordson Corp.	29,587	2,312,224
NOW, Inc. *(a)	54,044	1,447,298
Oshkosh Corp.	43,545	1,976,943
Owens Corning	59,892	2,086,637
Pall Corp.	54,823	5,269,039
Quanta Services, Inc. *	111,700	3,406,850
Regal-Beloit Corp.	23,704	1,714,273
Sensata Technologies Holding N.V. *	86,693	4,297,372
Snap-on, Inc.	29,941	4,051,916
SolarCity Corp. *(a)	24,809	1,364,495
Spirit AeroSystems Holdings, Inc., Class A *	65,559	2,826,249
SPX Corp.	21,455	1,924,299
Teledyne Technologies, Inc. *	19,051	2,036,742
Terex Corp.	55,323	1,587,770
The Babcock & Wilcox Co.	56,282	1,667,636
The Manitowoc Co., Inc.	71,306	1,436,103
The Middleby Corp. *	28,825	2,756,823
The Timken Co.	38,436	1,644,676
The Toro Co.	28,062	1,843,112
TransDigm Group, Inc.	25,241	4,992,417
Trinity Industries, Inc.	80,595	2,583,876
Triumph Group, Inc.	25,927	1,764,592

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	48,588	5,505,506
USG Corp. *	45,155	1,300,916
Valmont Industries, Inc. (a)	13,143	1,777,196
WABCO Holdings, Inc. *	28,396	2,913,998
Wabtec Corp.	49,586	4,387,865
Watsco, Inc.	14,519	1,473,679
WESCO International, Inc. *	22,376	1,843,559
Woodward, Inc.	29,326	1,515,568
Xylem, Inc.	92,192	3,534,641

		153,836,706

Commercial & Professional Services 2.9%
Cintas Corp.	49,800	3,642,870
Clean Harbors, Inc. *	29,083	1,359,630
Copart, Inc. *	59,317	2,155,580
Equifax, Inc.	61,839	4,919,292
KAR Auction Services, Inc.	70,880	2,455,992
Manpowergroup, Inc.	40,206	2,688,173
Pitney Bowes, Inc.	102,399	2,521,063
Robert Half International, Inc.	69,351	3,938,443
Rollins, Inc.	33,314	1,083,704
The ADT Corp.	87,909	3,071,541
The Dun & Bradstreet Corp.	18,887	2,397,705
Towers Watson & Co., Class A	35,471	4,006,804
Waste Connections, Inc.	62,669	2,958,604

		37,199,401

Consumer Durables & Apparel 5.0%
Brunswick Corp.	48,534	2,411,169
Carter’s, Inc.	26,765	2,227,116
D.R. Horton, Inc.	170,938	4,357,210
Fossil Group, Inc. *	23,439	2,618,605
Hanesbrands, Inc.	51,117	5,915,259
Harman International Industries, Inc.	34,927	3,790,627
Hasbro, Inc.	57,851	3,424,779
Jarden Corp. *	90,268	3,985,354
Leggett & Platt, Inc.	69,222	2,913,554
Lennar Corp., Class A	89,796	4,241,963
lululemon athletica, Inc. *	52,873	2,547,950
Mohawk Industries, Inc. *	31,352	4,815,354
Newell Rubbermaid, Inc.	140,516	5,102,136
NVR, Inc. *	2,103	2,646,983
Polaris Industries, Inc.	31,101	4,873,838
PulteGroup, Inc.	170,862	3,695,745
Toll Brothers, Inc. *	81,721	2,859,418
Tupperware Brands Corp.	25,401	1,708,217

		64,135,277

Consumer Services 2.4%
Aramark	35,522	1,079,869
Brinker International, Inc.	32,551	1,833,598
Burger King Worldwide, Inc.	32,748	1,190,062
Darden Restaurants, Inc.	68,100	3,881,019
Domino’s Pizza, Inc.	27,766	2,605,839
Dunkin’ Brands Group, Inc.	52,836	2,554,621
Extended Stay America, Inc.	29,658	551,639
Graham Holdings Co., Class B	2,280	2,023,477
H&R Block, Inc.	139,036	4,677,171
International Game Technology	124,777	2,124,952
Norwegian Cruise Line Holdings Ltd. *	46,158	2,025,875
Panera Bread Co., Class A *	13,063	2,186,746
Service Corp. International	106,639	2,410,041
Six Flags Entertainment Corp.	45,152	1,835,429

		30,980,338

Diversified Financials 3.0%
CBOE Holdings, Inc.	43,022	2,577,448
E*TRADE Financial Corp. *	145,779	3,325,219
Eaton Vance Corp.	59,881	2,502,427
Federated Investors, Inc., Class B	50,197	1,578,194
Legg Mason, Inc.	51,402	2,917,064
LPL Financial Holdings, Inc.	38,965	1,662,637
MSCI, Inc.	60,528	2,927,134
Navient Corp.	216,283	4,533,292
Raymond James Financial, Inc.	64,997	3,659,331
Santander Consumer USA Holdings, Inc.	51,111	950,153
SEI Investments Co.	66,169	2,622,277
The NASDAQ OMX Group, Inc.	59,578	2,675,648
Voya Financial, Inc.	102,073	4,274,817
Waddell & Reed Financial, Inc., Class A	42,556	2,046,092

		38,251,733

Energy 4.7%
Atwood Oceanics, Inc. *	31,552	1,012,504
Cobalt International Energy, Inc. *	150,047	1,350,423
Core Laboratories N.V.	22,376	2,882,700
CVR Energy, Inc. (a)	7,982	371,482
Denbury Resources, Inc.	177,942	1,469,801
Diamond Offshore Drilling, Inc. (a)	33,943	996,906
Dresser-Rand Group, Inc. *	38,666	3,136,199
Dril-Quip, Inc. *	20,149	1,606,883
Energen Corp.	36,871	2,201,936
EP Energy Corp., Class A *	22,102	236,270
Frank’s International N.V.	18,947	340,667
Gulfport Energy Corp. *	43,122	2,058,213
Helmerich & Payne, Inc.	55,449	3,856,478
Kosmos Energy Ltd. *	59,836	499,032
Laredo Petroleum, Inc. *	42,173	440,708
Nabors Industries Ltd.	146,236	1,918,616
Newfield Exploration Co. *	69,103	1,881,675
Noble Corp. plc	128,493	2,311,589
Oasis Petroleum, Inc. *	51,462	945,872
Oceaneering International, Inc.	54,491	3,417,131
Oil States International, Inc. *	26,931	1,342,510
Patterson-UTI Energy, Inc.	73,721	1,304,125
QEP Resources, Inc.	83,610	1,708,988
Rosetta Resources, Inc. *	30,972	911,196
Rowan Cos. plc, Class A	62,824	1,367,679
RPC, Inc.	33,399	443,873
SM Energy Co.	33,979	1,476,388
Superior Energy Services, Inc.	78,032	1,506,798
Targa Resources Corp.	15,193	1,734,129
Teekay Corp.	24,435	1,214,908
Tesoro Corp.	66,207	5,072,780
Ultra Petroleum Corp. *(a)	80,138	1,590,739

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Refining, Inc.	39,045	1,605,140
Whiting Petroleum Corp. *	60,043	2,507,996
World Fuel Services Corp.	38,000	1,720,640
WPX Energy, Inc. *	102,469	1,390,504

		59,833,478

Food & Staples Retailing 0.8%
Rite Aid Corp. *	460,299	2,522,439
Safeway, Inc.	116,330	4,052,937
Sprouts Farmers Market, Inc. *	64,527	2,051,313
United Natural Foods, Inc. *	24,936	1,874,938

		10,501,627

Food, Beverage & Tobacco 1.1%
Flowers Foods, Inc.	93,321	1,819,759
Ingredion, Inc.	37,636	3,132,444
Pilgrim’s Pride Corp. *(a)	33,066	1,068,032
Pinnacle Foods, Inc.	47,203	1,606,318
Seaboard Corp. *	131	451,949
The Hain Celestial Group, Inc. *	25,998	2,943,494
The WhiteWave Foods Co. *	87,914	3,220,290

		14,242,286

Health Care Equipment & Services 4.4%
Align Technology, Inc. *	37,933	2,158,388
athenahealth, Inc. *	19,126	2,243,480
Brookdale Senior Living, Inc. *	93,388	3,307,803
Centene Corp. *	29,479	2,911,641
Community Health Systems, Inc. *	58,136	2,737,043
DENTSPLY International, Inc.	71,547	3,933,654
Envision Healthcare Holdings, Inc. *	66,886	2,365,089
Hologic, Inc. *	122,027	3,270,323
IDEXX Laboratories, Inc. *	25,335	3,783,782
MEDNAX, Inc. *	50,568	3,310,181
Omnicare, Inc.	49,405	3,474,159
Patterson Cos., Inc.	44,803	2,158,608
Premier, Inc., Class A *	16,334	555,683
ResMed, Inc. (a)	70,750	3,763,900
Sirona Dental Systems, Inc. *	27,861	2,406,912
Team Health Holdings, Inc. *	36,555	2,089,484
Teleflex, Inc.	21,454	2,556,244
Tenet Healthcare Corp. *	49,543	2,380,541
The Cooper Cos., Inc.	24,781	4,185,511
Veeva Systems, Inc., Class A *	18,662	613,047
WellCare Health Plans, Inc. *	22,086	1,628,622

		55,834,095

Household & Personal Products 0.9%
Avon Products, Inc.	219,588	2,147,571
Coty, Inc., Class A *	38,723	783,753
Energizer Holdings, Inc.	31,086	4,041,802
Herbalife Ltd. (a)	34,283	1,482,740
Nu Skin Enterprises, Inc., Class A (a)	31,318	1,309,092
Spectrum Brands Holdings, Inc.	11,358	1,044,595

		10,809,553

Insurance 6.1%
Alleghany Corp. *	8,422	3,844,980
Allied World Assurance Co. Holdings AG	48,807	1,840,024
American Financial Group, Inc.	38,970	2,353,398
American National Insurance Co.	4,420	507,328
AmTrust Financial Services, Inc. (a)	16,406	841,956
Arch Capital Group Ltd. *	68,311	3,915,587
Arthur J. Gallagher & Co.	80,221	3,846,597
Assurant, Inc.	36,005	2,433,578
Assured Guaranty Ltd.	85,445	2,183,974
Axis Capital Holdings Ltd.	54,268	2,716,113
Brown & Brown, Inc.	61,755	1,988,511
Cincinnati Financial Corp.	74,307	3,785,942
CNO Financial Group, Inc.	107,358	1,861,588
Erie Indemnity Co., Class A	12,430	1,084,269
Everest Re Group Ltd.	23,362	4,097,461
FNF Group	139,799	4,529,488
Genworth Financial, Inc., Class A *	250,712	2,278,972
HCC Insurance Holdings, Inc.	50,427	2,676,161
Markel Corp. *	7,140	4,975,009
Old Republic International Corp.	122,438	1,852,487
PartnerRe Ltd.	25,103	2,924,751
Protective Life Corp.	39,796	2,774,179
Reinsurance Group of America, Inc.	34,545	2,961,197
RenaissanceRe Holdings Ltd.	20,382	1,995,805
Torchmark Corp.	67,469	3,626,459
Validus Holdings Ltd.	48,256	2,002,624
W.R. Berkley Corp.	51,501	2,690,412
White Mountains Insurance Group Ltd.	3,111	1,971,658
Willis Group Holdings plc	90,102	3,848,256

		78,408,764

Materials 7.2%
Airgas, Inc.	34,447	3,983,107
Albemarle Corp.	39,464	2,329,955
Allegheny Technologies, Inc.	54,815	1,846,717
AptarGroup, Inc.	32,881	2,145,485
Ashland, Inc.	36,189	4,127,356
Avery Dennison Corp.	47,279	2,340,783
Axiall Corp.	36,723	1,589,371
Bemis Co., Inc.	52,681	2,104,079
Carpenter Technology Corp.	26,836	1,353,071
Crown Holdings, Inc. *	70,083	3,469,109
Cytec Industries, Inc.	36,091	1,735,977
Eagle Materials, Inc.	25,318	2,085,950
Graphic Packaging Holding Co. *	165,129	2,055,856
Huntsman Corp.	103,488	2,641,014
International Flavors & Fragrances, Inc.	41,652	4,213,933
Martin Marietta Materials, Inc.	31,660	3,800,466
MeadWestvaco Corp.	85,050	3,810,240
NewMarket Corp.	5,388	2,121,363
Owens-Illinois, Inc. *	83,175	2,132,607
Packaging Corp. of America	50,486	3,750,100
Platform Specialty Products Corp. *	51,018	1,275,960
Reliance Steel & Aluminum Co.	39,297	2,512,650

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rock-Tenn Co., Class A	73,871	4,196,612
Rockwood Holdings, Inc.	35,875	2,796,456
Royal Gold, Inc.	32,877	2,093,607
RPM International, Inc.	67,322	3,211,259
Sealed Air Corp.	107,079	4,232,833
Silgan Holdings, Inc.	23,349	1,178,191
Sonoco Products Co.	51,748	2,174,451
Steel Dynamics, Inc.	121,177	2,731,330
The Scotts Miracle-Gro Co., Class A	22,642	1,381,841
The Valspar Corp.	38,500	3,230,535
Vulcan Materials Co.	67,388	4,454,347
W.R. Grace & Co. *	38,595	3,707,822

		92,814,433

Media 2.1%
AMC Networks, Inc., Class A *	29,834	1,935,033
Cablevision Systems Corp., Class A	109,469	2,224,410
Cinemark Holdings, Inc.	52,497	1,906,166
Discovery Communications, Inc., Class A *	76,681	2,676,167
Gannett Co., Inc.	115,950	3,774,172
Lamar Advertising Co., Class A	40,429	2,154,461
Liberty Broadband Corp., Class A *	12,520	686,597
Liberty Media Corp., Class A *	50,149	1,843,979
Lions Gate Entertainment Corp.	40,884	1,385,968
Morningstar, Inc.	10,733	716,320
Regal Entertainment Group, Class A	43,497	1,004,346
The Interpublic Group of Cos., Inc.	217,134	4,405,649
The Madison Square Garden Co., Class A *	30,189	2,205,005

		26,918,273

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Alkermes plc *	73,563	4,047,436
Bio-Rad Laboratories, Inc., Class A *	10,607	1,260,006
Bio-Techne Corp.	18,717	1,714,664
BioMarin Pharmaceutical, Inc. *	75,358	6,761,120
Bruker Corp. *	58,686	1,125,597
Covance, Inc. *	28,484	2,923,028
Cubist Pharmaceuticals, Inc. *	38,134	2,890,939
Endo International plc *	78,639	5,754,016
Hospira, Inc. *	86,661	5,168,462
Incyte Corp. *	78,827	5,955,380
Intercept Pharmaceuticals, Inc. *	6,179	888,108
Jazz Pharmaceuticals plc *	30,483	5,398,234
Medivation, Inc. *	38,869	4,504,528
Mettler-Toledo International, Inc. *	14,791	4,337,609
PerkinElmer, Inc.	56,952	2,589,607
Pharmacyclics, Inc. *	31,186	4,347,017
Puma Biotechnology, Inc. *	10,196	2,314,696
Quintiles Transnational Holdings, Inc. *	34,729	2,008,031
Salix Pharmaceuticals Ltd. *	32,376	3,324,691
Seattle Genetics, Inc. *	50,385	1,836,029
United Therapeutics Corp. *	23,980	3,179,029

		72,328,227

Real Estate 10.1%
Alexandria Real Estate Equities, Inc.	36,210	3,111,163
American Campus Communities, Inc.	54,656	2,186,240
American Homes 4 Rent, Class A	72,897	1,253,828
Apartment Investment & Management Co., Class A	73,688	2,744,878
BioMed Realty Trust, Inc.	98,543	2,113,747
Brixmor Property Group, Inc.	71,804	1,736,221
Camden Property Trust	43,187	3,311,579
CBL & Associates Properties, Inc.	88,886	1,728,833
CBRE Group, Inc., Class A *	140,834	4,751,739
Chimera Investment Corp.	518,953	1,754,061
Corrections Corp. of America	58,714	2,128,383
DDR Corp.	150,653	2,761,470
Douglas Emmett, Inc.	69,747	1,941,757
Duke Realty Corp.	175,316	3,408,143
Equity LifeStyle Properties, Inc.	41,648	2,066,157
Extra Space Storage, Inc.	55,616	3,296,360
Federal Realty Investment Trust	34,184	4,534,850
Forest City Enterprises, Inc., Class A *	87,603	1,891,349
Gaming & Leisure Properties, Inc.	46,448	1,481,691
Highwoods Properties, Inc.	45,582	1,967,319
Home Properties, Inc.	29,988	1,954,918
Hospitality Properties Trust	75,540	2,311,524
Iron Mountain, Inc.	98,930	3,760,329
Jones Lang LaSalle, Inc.	22,577	3,288,566
Kilroy Realty Corp.	41,959	2,881,744
Liberty Property Trust	74,701	2,642,921
MFA Financial, Inc.	185,739	1,556,493
Mid-America Apartment Communities, Inc.	37,969	2,796,797
National Retail Properties, Inc.	64,948	2,502,446
Omega Healthcare Investors, Inc.	64,163	2,452,310
Outfront Media, Inc.	62,473	1,690,519
Piedmont Office Realty Trust, Inc., Class A	80,700	1,517,160
Plum Creek Timber Co., Inc.	89,471	3,729,151
Rayonier, Inc.	63,835	1,741,419
Realogy Holdings Corp. *	73,708	3,392,042
Realty Income Corp.	114,163	5,304,013
Regency Centers Corp.	46,607	2,865,398
Retail Properties of America, Inc., Class A	119,546	1,921,104
RLJ Lodging Trust	68,259	2,247,769
Senior Housing Properties Trust	102,862	2,317,481
SL Green Realty Corp.	49,005	5,691,441
Starwood Property Trust, Inc.	112,407	2,704,512
Tanger Factory Outlet Centers, Inc.	48,306	1,767,034
Taubman Centers, Inc.	32,056	2,548,131
The Howard Hughes Corp. *	18,236	2,663,185
Two Harbors Investment Corp.	185,019	1,944,550
UDR, Inc.	127,034	3,910,107
Weingarten Realty Investors	56,717	2,064,499
WP Carey, Inc.	46,793	3,188,475

		129,525,806

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 5.0%
Abercrombie & Fitch Co., Class A	36,142	1,042,697
Advance Auto Parts, Inc.	37,230	5,475,788
AutoNation, Inc. *	40,618	2,414,334
Cabela’s, Inc. *	23,872	1,294,817
Dick’s Sporting Goods, Inc.	50,137	2,537,434
Dillard’s, Inc., Class A	13,133	1,548,118
Foot Locker, Inc.	73,903	4,233,903
GameStop Corp., Class A (a)	56,886	2,150,860
GNC Holdings, Inc., Class A	45,319	2,004,006
Groupon, Inc. *	213,044	1,604,221
HSN, Inc.	16,260	1,185,842
J.C. Penney Co., Inc. *(a)	153,902	1,232,755
LKQ Corp. *	154,616	4,491,595
Penske Automotive Group, Inc.	22,718	1,075,697
PetSmart, Inc.	50,249	3,957,611
Sally Beauty Holdings, Inc. *	63,438	2,007,813
Sears Holdings Corp. *(a)	25,316	913,908
Signet Jewelers Ltd.	41,129	5,386,254
Staples, Inc.	331,192	4,656,560
Tractor Supply Co.	70,722	5,440,643
Ulta Salon, Cosmetics & Fragrance, Inc. *	32,813	4,150,516
Urban Outfitters, Inc. *	53,526	1,729,960
Williams-Sonoma, Inc.	44,087	3,287,127
zulily, Inc., Class A *(a)	9,480	272,360

		64,094,819

Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp. *	211,327	1,671,597
Cree, Inc. *(a)	60,576	2,201,332
First Solar, Inc. *	38,366	1,872,261
Freescale Semiconductor Ltd. *	52,723	1,143,562
Marvell Technology Group Ltd.	217,372	3,112,767
ON Semiconductor Corp. *	222,680	2,010,800
Skyworks Solutions, Inc.	97,126	6,553,091
SunEdison, Inc. *	126,300	2,734,395
Teradyne, Inc.	110,281	2,189,078

		23,488,883

Software & Services 8.0%
Akamai Technologies, Inc. *	91,213	5,893,272
Amdocs Ltd.	80,789	3,938,060
ANSYS, Inc. *	46,554	3,888,190
AOL, Inc. *	39,632	1,829,413
Aspen Technology, Inc. *	48,163	1,817,672
Booz Allen Hamilton Holding Corp.	41,924	1,140,752
Broadridge Financial Solutions, Inc.	61,790	2,798,469
Cadence Design Systems, Inc. *	146,449	2,763,493
Computer Sciences Corp.	74,534	4,723,965
Concur Technologies, Inc. *	24,610	3,170,014
CoStar Group, Inc. *	16,407	2,793,456
DST Systems, Inc.	15,396	1,528,053
FactSet Research Systems, Inc.	19,716	2,702,275
FireEye, Inc. *(a)	16,262	492,576
Fortinet, Inc. *	72,001	1,984,348
Gartner, Inc. *	45,872	3,921,138
Genpact Ltd. *	78,628	1,416,877
Global Payments, Inc.	34,410	2,971,648
IAC/InterActiveCorp	38,666	2,524,116
Informatica Corp. *	57,440	2,089,667
Jack Henry & Associates, Inc.	41,594	2,556,367
Leidos Holdings, Inc.	31,321	1,265,682
NetSuite, Inc. *	17,808	1,883,196
Pandora Media, Inc. *	95,215	1,871,927
PTC, Inc. *	59,201	2,312,983
Sabre Corp.	19,985	374,519
ServiceNow, Inc. *	65,571	4,193,921
SolarWinds, Inc. *	34,325	1,782,154
Solera Holdings, Inc.	34,611	1,822,961
Splunk, Inc. *	59,961	4,023,383
Synopsys, Inc. *	80,089	3,475,062
Syntel, Inc. *	16,418	730,601
Tableau Software, Inc., Class A *	20,211	1,695,299
Teradata Corp. *	78,344	3,536,448
The Ultimate Software Group, Inc. *	14,514	2,137,041
TIBCO Software, Inc. *	76,901	1,847,931
Total System Services, Inc.	85,763	2,829,321
Vantiv, Inc., Class A *	76,761	2,589,916
VeriSign, Inc. *	56,890	3,419,089
WEX, Inc. *	19,484	2,203,251
Yelp, Inc. *	30,788	1,757,687

		102,696,193

Technology Hardware & Equipment 3.3%
3D Systems Corp. *(a)	52,074	1,837,171
Anixter International, Inc.	13,487	1,172,020
Arrow Electronics, Inc. *	49,805	2,910,604
Avnet, Inc.	69,784	3,055,841
Brocade Communications Systems, Inc.	216,185	2,445,052
CDW Corp.	54,009	1,894,636
CommScope Holding Co., Inc. *	43,977	976,289
Dolby Laboratories, Inc., Class A	22,008	976,715
EchoStar Corp., Class A *	22,575	1,216,341
FEI Co.	21,977	1,882,110
FLIR Systems, Inc.	71,516	2,269,203
Harris Corp.	52,864	3,788,763
Ingram Micro, Inc., Class A *	78,530	2,154,078
IPG Photonics Corp. *	18,496	1,333,377
Jabil Circuit, Inc.	101,829	2,112,952
National Instruments Corp.	50,683	1,631,486
NCR Corp. *	84,746	2,512,719
Palo Alto Networks, Inc. *	32,355	3,979,665
Trimble Navigation Ltd. *	133,714	3,760,706

		41,909,728

Telecommunication Services 1.2%
Frontier Communications Corp.	516,671	3,642,531
Level 3 Communications, Inc. *	141,056	7,052,800
Telephone & Data Systems, Inc.	51,200	1,308,672
United States Cellular Corp. *	6,809	262,078
Windstream Holdings, Inc. (a)	310,862	3,142,815

		15,408,896

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.3%
Alaska Air Group, Inc.	68,091	4,019,412
AMERCO	3,060	851,292
Avis Budget Group, Inc. *	53,618	3,225,123
Expeditors International of Washington, Inc.	98,636	4,618,137
Genesee & Wyoming, Inc., Class A *	25,747	2,538,397
J.B. Hunt Transport Services, Inc.	47,461	3,916,956
Kirby Corp. *	29,351	2,821,805
Landstar System, Inc.	23,304	1,873,176
Old Dominion Freight Line, Inc. *	34,345	2,783,319
Ryder System, Inc.	26,785	2,558,503

		29,206,120

Utilities 5.4%
AGL Resources, Inc.	60,242	3,151,259
Alliant Energy Corp.	56,796	3,570,764
American Water Works Co., Inc.	92,079	4,884,791
Aqua America, Inc.	89,400	2,376,252
Atmos Energy Corp.	50,672	2,721,086
Cleco Corp.	30,925	1,661,600
CMS Energy Corp.	141,346	4,678,553
Great Plains Energy, Inc.	77,786	2,035,660
Integrys Energy Group, Inc.	40,297	2,935,233
ITC Holdings Corp.	78,497	2,982,101
MDU Resources Group, Inc.	100,001	2,452,025
National Fuel Gas Co.	43,496	3,012,968
NRG Energy, Inc.	172,977	5,407,261
OGE Energy Corp.	100,569	3,589,308
Pepco Holdings, Inc.	129,020	3,548,050
Pinnacle West Capital Corp.	55,687	3,521,089
Questar Corp.	88,619	2,125,970
SCANA Corp.	73,148	4,171,630
TECO Energy, Inc.	121,153	2,402,464
UGI Corp.	86,998	3,280,695
Vectren Corp.	41,549	1,836,881
Westar Energy, Inc.	65,464	2,558,988

		68,904,628

Total Common Stock
(Cost $1,099,860,256)		1,279,531,511

Other Investment Companies 1.4% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF Trust	1,501	394,380

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	528,338	528,338

Securities Lending Collateral 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	16,255,946	16,255,946

Total Other Investment Companies
(Cost $17,158,675)		17,178,664

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $1,118,047,219 and the unrealized appreciation and depreciation were $212,344,949 and ($33,681,993), respectively, with a net unrealized appreciation of $178,662,956.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,783,261. Non-Cash Collateral pledged to the fund for securities on loan amounted to $1,235,481.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,279,531,511	$—	$—	$1,279,531,511
Other Investment Companies[1]	17,178,664	—	—	17,178,664

Total	$1,296,710,175	$—	$—	$1,296,710,175

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG65851NOV14

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,878,648,617	2,238,457,158
0.0%		Rights	115,419	115,419
0.0%		Warrants	—	—
3.5%		Other Investment Companies	78,529,879	78,529,879
0.0%		Short-Term Investment	223,998	223,998

103.4%		Total Investments	1,957,517,913	2,317,326,454
(3	.4)%	Other Assets and Liabilities, Net		(75,555,838)

100.0%		Net Assets		2,241,770,616

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	66,520	1,419,537
Cooper Tire & Rubber Co.	54,127	1,836,529
Cooper-Standard Holding, Inc. *	11,627	625,068
Dana Holding Corp.	148,527	3,148,773
Dorman Products, Inc. *	27,007	1,278,241
Drew Industries, Inc.	20,937	986,133
Federal-Mogul Holdings Corp. *	24,670	382,878
Fox Factory Holding Corp. *	18,017	247,013
Gentex Corp.	127,579	4,536,709
Gentherm, Inc. *	30,665	1,155,764
Modine Manufacturing Co. *	43,087	524,369
Remy International, Inc.	14,150	260,360
Standard Motor Products, Inc.	20,022	763,839
Superior Industries International, Inc.	20,842	377,657
Tenneco, Inc. *	53,189	2,890,822
Thor Industries, Inc.	41,041	2,411,569
Visteon Corp. *	38,526	3,775,548
Winnebago Industries, Inc.	22,435	564,913

		27,185,722

Banks 7.9%
1st Source Corp.	12,907	393,922
Ameris Bancorp	21,902	550,835
Arrow Financial Corp.	13,224	342,105
Associated Banc-Corp.	134,163	2,479,332
Astoria Financial Corp.	80,225	1,061,377
BancFirst Corp.	5,699	364,793
BancorpSouth, Inc.	74,707	1,635,336
Bank Mutual Corp.	35,595	229,944
Bank of Hawaii Corp.	39,259	2,262,496
Bank of the Ozarks, Inc.	56,352	2,039,942
BankUnited, Inc.	88,168	2,662,674
Banner Corp.	18,244	751,470
BBCN Bancorp, Inc.	68,940	959,645
Beneficial Mutual Bancorp, Inc. *	30,770	418,472
Berkshire Hills Bancorp, Inc.	25,577	649,144
BNC Bancorp	22,081	374,715
BofI Holding, Inc. *	11,592	914,841
Boston Private Financial Holdings, Inc.	75,649	965,281
Bridge Capital Holdings *	9,532	219,617
Brookline Bancorp, Inc.	55,214	525,085
Bryn Mawr Bank Corp.	11,380	334,913
Camden National Corp.	7,244	261,798
Capital Bank Financial Corp., Class A *	24,425	619,174
Capitol Federal Financial, Inc.	120,877	1,513,380
Cardinal Financial Corp.	28,718	524,678
Cascade Bancorp *	28,424	138,709
Cathay General Bancorp	67,238	1,706,500
Centerstate Banks, Inc.	25,914	289,719
Central Pacific Financial Corp.	23,027	440,737
Chemical Financial Corp.	28,073	813,275
City Holding Co.	15,272	667,845
City National Corp.	41,775	3,224,612
Clifton Bancorp, Inc.	8,629	109,071
CoBiz Financial, Inc.	30,358	348,510
Columbia Banking System, Inc.	45,073	1,238,155
Commerce Bancshares, Inc.	72,431	3,101,500
Community Bank System, Inc.	35,707	1,320,802
Community Trust Bancorp, Inc.	12,843	464,660
CVB Financial Corp.	87,905	1,333,519
Dime Community Bancshares, Inc.	28,110	425,867
Eagle Bancorp, Inc. *	18,614	638,832
East West Bancorp, Inc.	124,735	4,586,506
Enterprise Financial Services Corp.	14,638	278,122
Essent Group Ltd. *	37,457	943,916
EverBank Financial Corp.	81,426	1,534,066
F.N.B. Corp.	148,846	1,873,971
Federal Agricultural Mortgage Corp., Class C	10,614	322,772
Financial Institutions, Inc.	12,277	291,088
First Bancorp (North Carolina)	17,087	291,846
First BanCorp (Puerto Rico) *	92,663	475,361
First Busey Corp.	46,424	304,077
First Citizens BancShares, Inc., Class A	5,999	1,521,346
First Commonwealth Financial Corp.	79,494	721,806
First Community Bancshares, Inc.	13,248	204,814
First Financial Bancorp	55,741	987,173
First Financial Bankshares, Inc. (a)	55,501	1,674,465
First Financial Corp.	7,957	266,321
First Horizon National Corp.	212,725	2,714,371

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Interstate BancSystem, Inc., Class A	16,045	451,185
First Merchants Corp.	34,154	732,603
First Midwest Bancorp, Inc.	68,162	1,140,350
First Niagara Financial Group, Inc.	309,086	2,525,233
FirstMerit Corp.	147,766	2,643,534
Flagstar Bancorp, Inc. *	18,639	284,058
Flushing Financial Corp.	26,249	504,506
Fulton Financial Corp.	161,985	1,934,101
German American Bancorp, Inc.	11,362	321,090
Glacier Bancorp, Inc.	68,360	1,871,697
Great Southern Bancorp, Inc.	8,864	330,450
Hancock Holding Co.	73,195	2,394,208
Hanmi Financial Corp.	29,304	589,010
Heartland Financial USA, Inc.	15,108	378,758
Home BancShares, Inc.	50,761	1,607,601
Home Loan Servicing Solutions Ltd.	62,253	1,216,424
HomeTrust Bancshares, Inc. *	19,876	311,059
Hudson Valley Holding Corp.	16,512	413,130
Iberiabank Corp.	29,347	1,916,946
Independent Bank Corp.	21,691	859,614
Independent Bank Group, Inc.	2,890	123,981
International Bancshares Corp.	49,790	1,270,641
Investors Bancorp, Inc.	292,901	3,166,260
Kearny Financial Corp. *	9,155	129,543
Ladder Capital Corp., Class A *	14,885	281,475
Lakeland Bancorp, Inc.	29,045	320,366
Lakeland Financial Corp.	12,823	507,663
MainSource Financial Group, Inc.	16,419	292,587
MB Financial, Inc.	55,506	1,748,439
Meridian Bancorp, Inc. *	20,528	224,987
Metro Bancorp, Inc. *	10,840	271,542
MGIC Investment Corp. *	293,497	2,732,457
National Bank Holdings Corp., Class A	37,228	715,894
National Penn Bancshares, Inc.	94,340	962,268
Nationstar Mortgage Holdings, Inc. *(a)	20,046	600,779
NBT Bancorp, Inc.	41,953	1,019,877
NMI Holdings, Inc., Class A *	20,245	176,334
Northfield Bancorp, Inc.	47,387	667,683
Northwest Bancshares, Inc.	89,835	1,131,023
OceanFirst Financial Corp.	14,772	237,977
Ocwen Financial Corp. *	103,267	2,368,945
OFG Bancorp	43,426	648,784
Old National Bancorp	93,655	1,329,901
OmniAmerican Bancorp, Inc.	8,283	222,564
Opus Bank *	4,583	123,237
Oritani Financial Corp.	35,971	523,378
PacWest Bancorp	84,617	3,934,690
Park National Corp. (a)	10,381	845,429
Park Sterling Corp.	25,368	181,128
Peoples Financial Services Corp. (a)	6,937	331,380
Pinnacle Financial Partners, Inc.	29,847	1,124,336
Popular, Inc. *	90,264	2,946,217
PrivateBancorp, Inc.	61,441	1,932,319
Prosperity Bancshares, Inc.	52,127	2,928,495
Provident Financial Services, Inc.	52,668	910,103
Radian Group, Inc. (a)	172,203	2,936,061
Renasant Corp.	25,465	717,604
Republic Bancorp, Inc., Class A	11,425	259,462
S&T Bancorp, Inc.	27,728	761,965
Sandy Spring Bancorp, Inc.	22,860	543,382
ServisFirst Bancshares, Inc.	2,703	85,415
Signature Bank *	43,991	5,334,789
Simmons First National Corp., Class A	14,778	598,066
South State Corp.	22,087	1,367,848
Southside Bancshares, Inc. (a)	16,365	529,080
Southwest Bancorp, Inc.	17,862	301,868
Square 1 Financial, Inc., Class A *	5,423	115,944
State Bank Financial Corp.	23,383	434,924
Sterling Bancorp	74,767	1,000,382
Stock Yards Bancorp, Inc.	13,863	433,773
Stonegate Mortgage Corp. *(a)	7,072	84,652
Sun Bancorp, Inc. *	6,037	111,986
Susquehanna Bancshares, Inc.	169,287	2,229,510
SVB Financial Group *	44,324	4,660,669
Synovus Financial Corp.	121,070	3,128,449
TCF Financial Corp.	144,571	2,243,742
Texas Capital Bancshares, Inc. *	42,521	2,344,183
TFS Financial Corp.	69,448	1,053,526
The Bancorp, Inc. *	32,247	288,933
The First of Long Island Corp.	11,170	282,378
Tompkins Financial Corp.	9,749	478,091
Towne Bank	30,145	434,389
Trico Bancshares	11,409	283,057
TrustCo Bank Corp.	70,242	478,348
Trustmark Corp.	60,984	1,423,367
UMB Financial Corp.	32,799	1,820,017
Umpqua Holdings Corp.	190,558	3,237,580
Union Bankshares Corp.	39,063	900,012
United Bankshares, Inc.	54,895	1,915,835
United Community Banks, Inc.	37,221	655,090
United Financial Bancorp, Inc.	43,419	598,314
Univest Corp. of Pennsylvania	16,191	314,105
Valley National Bancorp	192,413	1,874,103
ViewPoint Financial Group, Inc.	34,109	813,159
Walker & Dunlop, Inc. *	18,778	296,505
Washington Federal, Inc.	86,952	1,881,641
Washington Trust Bancorp, Inc.	14,110	510,641
Waterstone Financial, Inc.	19,598	242,231
Webster Financial Corp.	78,194	2,460,765
WesBanco, Inc.	27,978	929,149
Westamerica Bancorp	24,489	1,190,165
Western Alliance Bancorp *	66,761	1,764,493
Wilshire Bancorp, Inc.	59,855	573,411
Wintrust Financial Corp.	39,882	1,782,327
WSFS Financial Corp.	6,669	500,842

		176,873,770

Capital Goods 9.9%
A.O. Smith Corp.	66,645	3,594,165
AAON, Inc.	36,515	756,591
AAR Corp.	32,724	838,716
Aceto Corp.	26,036	546,756
Actuant Corp., Class A	59,068	1,734,237
Acuity Brands, Inc.	37,752	5,217,326
Advanced Drainage Systems, Inc.	11,562	271,823
AECOM Technology Corp. *	131,501	4,209,347
Aegion Corp. *	32,862	626,021

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aerovironment, Inc. *	18,670	517,346
Air Lease Corp.	84,066	3,197,030
Aircastle Ltd.	54,015	1,118,111
Alamo Group, Inc.	9,363	445,960
Albany International Corp., Class A	23,787	888,920
Allegion plc	84,392	4,544,509
Alliant Techsystems, Inc.	27,913	3,173,150
Altra Industrial Motion Corp.	25,430	778,921
Ameresco, Inc., Class A *	14,914	114,987
American Railcar Industries, Inc.	8,976	529,405
American Science & Engineering, Inc.	7,087	346,413
American Woodmark Corp. *	10,101	402,323
Apogee Enterprises, Inc.	27,724	1,253,957
Applied Industrial Technologies, Inc.	35,621	1,670,269
Armstrong World Industries, Inc. *	39,922	2,000,092
Astec Industries, Inc.	18,068	709,530
Astronics Corp. *	16,662	816,771
AZZ, Inc.	21,910	981,130
Barnes Group, Inc.	43,988	1,615,679
Beacon Roofing Supply, Inc. *	45,003	1,218,681
Blount International, Inc. *	42,239	693,564
Briggs & Stratton Corp.	41,731	836,707
Builders FirstSource, Inc. *	30,671	188,933
CAI International, Inc. *	15,816	337,039
Capstone Turbine Corp. *(a)	223,751	187,951
Chart Industries, Inc. *	26,573	1,055,214
CIRCOR International, Inc.	15,520	1,039,064
CLARCOR, Inc.	43,655	2,876,428
Columbus McKinnon Corp.	17,379	464,193
Comfort Systems USA, Inc.	35,032	503,410
Continental Building Products, Inc. *	11,331	189,228
Crane Co.	42,591	2,514,147
Cubic Corp.	20,140	1,036,203
Curtiss-Wright Corp.	42,017	2,979,005
DigitalGlobe, Inc. *	61,440	1,659,494
Douglas Dynamics, Inc.	20,346	468,568
DXP Enterprises, Inc. *	11,163	655,938
Dycom Industries, Inc. *	31,432	961,505
EMCOR Group, Inc.	57,800	2,505,630
Encore Wire Corp.	17,677	648,216
EnerSys	40,560	2,463,209
Engility Holdings, Inc. *	16,201	681,252
EnPro Industries, Inc. *	20,072	1,295,045
ESCO Technologies, Inc.	25,012	900,932
Esterline Technologies Corp. *	27,710	3,292,779
Exelis, Inc.	164,622	2,953,319
Federal Signal Corp.	52,395	781,733
Franklin Electric Co., Inc.	35,210	1,322,488
GATX Corp.	39,143	2,424,517
GenCorp, Inc. *	52,680	879,756
Generac Holdings, Inc. *	60,374	2,619,024
General Cable Corp.	45,141	621,140
Gibraltar Industries, Inc. *	25,990	372,957
Global Brass & Copper Holdings, Inc.	20,324	248,969
Global Power Equipment Group, Inc.	13,493	175,004
Graco, Inc.	53,086	4,252,189
GrafTech International Ltd. *	102,196	416,960
Graham Corp.	9,486	288,090
Granite Construction, Inc.	34,494	1,236,610
Great Lakes Dredge & Dock Corp. *	35,771	271,144
Griffon Corp.	38,633	480,981
H&E Equipment Services, Inc.	28,805	1,008,175
Harsco Corp.	73,543	1,423,793
HD Supply Holdings, Inc. *	113,430	3,298,544
HEICO Corp.	49,287	2,612,704
Hexcel Corp. *	84,253	3,647,312
Hillenbrand, Inc.	56,949	1,831,480
Huntington Ingalls Industries, Inc.	42,385	4,618,694
Hyster-Yale Materials Handling, Inc.	9,418	691,375
Insteel Industries, Inc.	14,970	326,795
ITT Corp.	79,305	3,283,227
John Bean Technologies Corp.	23,492	712,747
Kadant, Inc.	8,376	334,202
Kaman Corp.	22,482	884,442
KBR, Inc.	132,977	2,239,333
Kennametal, Inc.	68,564	2,524,527
Kratos Defense & Security Solutions, Inc. *	31,504	161,931
L.B. Foster Co., Class A	9,532	441,808
Lennox International, Inc.	39,321	3,683,198
Lindsay Corp. (a)	10,980	965,471
Lydall, Inc. *	15,735	418,079
Masonite International Corp. *	17,420	1,020,986
MasTec, Inc. *	57,031	1,374,447
Meritor, Inc. *	84,457	1,189,155
Moog, Inc., Class A *	37,401	2,722,045
MRC Global, Inc. *	89,173	1,802,186
Mueller Industries, Inc.	52,082	1,708,810
Mueller Water Products, Inc., Class A	143,589	1,362,660
MYR Group, Inc. *	21,012	545,261
National Presto Industries, Inc. (a)	3,618	212,232
Navistar International Corp. *	58,619	2,098,560
NCI Building Systems, Inc. *	23,927	446,478
Nortek, Inc. *	7,973	635,687
NOW, Inc. *(a)	93,764	2,511,000
Orbital Sciences Corp. *	54,787	1,491,302
PGT, Inc. *	39,520	371,883
Pike Corp. *	18,179	217,421
Plug Power, Inc. *(a)	134,481	513,717
Ply Gem Holdings, Inc. *	16,870	211,212
Polypore International, Inc. *	38,579	1,985,275
Powell Industries, Inc.	8,938	380,312
Power Solutions International, Inc. *	3,408	223,735
Preformed Line Products Co.	2,805	132,340
Primoris Services Corp.	33,729	882,013
Proto Labs, Inc. *	19,390	1,258,411
Quanex Building Products Corp.	32,231	637,529
Raven Industries, Inc.	33,062	743,895
RBC Bearings, Inc.	21,221	1,349,231
Regal-Beloit Corp.	39,092	2,827,133
Rexnord Corp. *	88,873	2,448,451
Rush Enterprises, Inc., Class A *	31,095	1,090,813
Simpson Manufacturing Co., Inc.	35,907	1,192,112
Spirit AeroSystems Holdings, Inc., Class A *	113,561	4,895,615

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standex International Corp.	11,654	850,392
Stock Building Supply Holdings, Inc. *	13,869	222,043
Sun Hydraulics Corp.	22,405	902,249
TAL International Group, Inc. *	29,961	1,323,977
Taser International, Inc. *	47,946	1,029,880
Teledyne Technologies, Inc. *	33,162	3,545,349
Tennant Co.	16,580	1,118,321
Terex Corp.	96,426	2,767,426
Textainer Group Holdings Ltd.	18,770	653,196
The Babcock & Wilcox Co.	93,819	2,779,857
The ExOne Co. *(a)	9,627	224,694
The Gorman-Rupp Co.	15,243	477,106
The Greenbrier Cos., Inc. (a)	22,732	1,261,171
The KEYW Holding Corp. *(a)	29,537	319,295
The Manitowoc Co., Inc.	118,333	2,383,227
The Middleby Corp. *	50,058	4,787,547
The Toro Co.	47,851	3,142,854
Thermon Group Holdings, Inc. *	30,271	732,256
Titan International, Inc.	50,159	496,574
Titan Machinery, Inc. *(a)	13,064	167,611
Trex Co., Inc. *	26,614	1,121,514
TriMas Corp. *	39,990	1,244,889
Triumph Group, Inc.	44,768	3,046,910
Tutor Perini Corp. *	35,313	891,653
Twin Disc, Inc.	8,282	189,492
Universal Forest Products, Inc.	19,058	909,829
USG Corp. *	79,458	2,289,185
Valmont Industries, Inc. (a)	21,995	2,974,164
Vectrus, Inc. *	9,143	258,381
Wabash National Corp. *	57,615	621,666
Watsco, Inc.	23,660	2,401,490
Watts Water Technologies, Inc., Class A	26,050	1,574,983
WESCO International, Inc. *	38,942	3,208,431
Woodward, Inc.	50,853	2,628,083

		222,032,140

Commercial & Professional Services 3.1%
ABM Industries, Inc.	44,473	1,204,774
Acacia Research Corp. (a)	41,502	789,368
ACCO Brands Corp. *	91,469	801,268
Barrett Business Services, Inc.	6,405	139,757
Brady Corp., Class A	42,087	1,052,175
CBIZ, Inc. *	25,069	216,847
CDI Corp.	11,608	199,425
Civeo Corp.	93,426	880,073
Clean Harbors, Inc. *	48,233	2,254,893
Corporate Resource Services, Inc. *(a)	14,283	17,140
Covanta Holding Corp.	114,877	2,879,966
Deluxe Corp.	43,138	2,521,416
Ennis, Inc.	21,757	289,586
Exponent, Inc.	12,470	948,468
Franklin Covey Co. *	13,092	247,177
FTI Consulting, Inc. *	35,409	1,372,807
G&K Services, Inc., Class A	18,600	1,210,860
GP Strategies Corp. *	15,114	458,256
Healthcare Services Group, Inc.	64,472	1,944,476
Heidrick & Struggles International, Inc.	14,279	285,866
Heritage-Crystal Clean, Inc. *	8,861	146,207
Herman Miller, Inc.	54,352	1,651,757
HNI Corp.	41,558	1,950,733
Huron Consulting Group, Inc. *	21,243	1,469,166
ICF International, Inc. *	17,661	684,894
InnerWorkings, Inc. *	29,476	220,480
Insperity, Inc.	22,103	721,663
Interface, Inc.	56,799	858,801
KAR Auction Services, Inc.	122,610	4,248,436
Kelly Services, Inc., Class A	26,268	405,578
Kforce, Inc.	27,724	647,078
Kimball International, Inc., Class B	29,310	275,221
Knoll, Inc.	45,666	846,191
Korn/Ferry International *	43,413	1,178,663
Matthews International Corp., Class A	26,554	1,223,343
McGrath RentCorp	20,466	721,631
Mistras Group, Inc. *	13,492	230,578
Mobile Mini, Inc.	42,252	1,753,035
MSA Safety, Inc.	28,507	1,565,890
Multi-Color Corp.	12,392	679,577
Navigant Consulting, Inc. *	42,268	591,752
NL Industries, Inc.	8,655	65,691
On Assignment, Inc. *	44,834	1,377,749
Paylocity Holding Corp. *	6,269	182,365
Pendrell Corp. *	83,980	118,412
Performant Financial Corp. *	14,860	101,048
Pitney Bowes, Inc.	177,398	4,367,539
Quad/Graphics, Inc.	25,512	553,866
R.R. Donnelley & Sons Co.	174,840	2,944,306
Resources Connection, Inc.	37,373	566,948
RPX Corp. *	51,219	671,993
SP Plus Corp. *	15,240	316,687
Steelcase, Inc., Class A	76,343	1,337,529
Team, Inc. *	16,561	672,542
Tetra Tech, Inc.	55,375	1,505,092
The Advisory Board Co. *	31,693	1,350,122
The Brink’s Co.	43,641	947,010
The Corporate Executive Board Co.	31,062	2,274,049
TriNet Group, Inc. *	22,859	723,716
TrueBlue, Inc. *	35,797	821,541
UniFirst Corp.	13,480	1,504,233
United Stationers, Inc.	33,674	1,382,654
US Ecology, Inc.	17,635	702,226
Viad Corp.	18,692	449,169
WageWorks, Inc. *	29,732	1,736,943
West Corp.	19,565	611,211

		69,069,913

Consumer Durables & Apparel 2.4%
Arctic Cat, Inc.	10,241	338,465
Beazer Homes USA, Inc. *	24,274	484,024
Brunswick Corp.	81,706	4,059,154
Callaway Golf Co.	64,821	480,324
Cavco Industries, Inc. *	6,146	455,603
Columbia Sportswear Co.	22,422	1,010,111
Crocs, Inc. *	79,209	1,051,895
Deckers Outdoor Corp. *	30,526	2,952,475
Ethan Allen Interiors, Inc.	24,597	728,317
G-III Apparel Group Ltd. *	16,767	1,483,712

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GoPro, Inc., Class A *(a)	22,227	1,733,039
Helen of Troy Ltd. *	23,213	1,500,953
Hovnanian Enterprises, Inc., Class A *(a)	98,402	423,129
Iconix Brand Group, Inc. *	42,290	1,708,939
Installed Building Products, Inc. *	15,168	257,856
iRobot Corp. *(a)	26,715	972,960
Kate Spade & Co. *	111,493	3,571,121
KB Home	79,691	1,400,171
La-Z-Boy, Inc.	48,429	1,258,670
LeapFrog Enterprises, Inc. *	40,255	219,792
LGI Homes, Inc. *(a)	9,004	143,884
Libbey, Inc. *	19,839	596,162
M.D.C Holdings, Inc.	38,414	1,010,672
M/I Homes, Inc. *	23,740	544,121
Marine Products Corp.	11,621	76,118
Meritage Homes Corp. *	34,184	1,340,696
Movado Group, Inc.	14,732	423,250
NACCO Industries, Inc., Class A	5,496	318,988
Oxford Industries, Inc.	13,240	876,885
Perry Ellis International, Inc. *	11,625	306,784
Quiksilver, Inc. *(a)	89,280	182,131
Skechers U.S.A., Inc., Class A *	36,468	2,239,500
Smith & Wesson Holding Corp. *(a)	52,954	527,951
Standard Pacific Corp. *	138,170	1,043,183
Steven Madden Ltd. *	50,857	1,734,224
Sturm Ruger & Co., Inc. (a)	16,407	624,943
Taylor Morrison Home Corp., Class A *	26,172	506,166
Tempur Sealy International, Inc. *	53,329	3,042,419
The Ryland Group, Inc.	42,818	1,675,468
TRI Pointe Homes, Inc. *	127,464	1,945,101
Tumi Holdings, Inc. *	56,357	1,233,655
Tupperware Brands Corp.	44,016	2,960,076
Unifi, Inc. *	11,263	320,770
Universal Electronics, Inc. *	14,468	875,459
Vera Bradley, Inc. *	21,678	498,377
Vince Holding Corp. *	13,087	485,920
WCI Communities, Inc. *	6,956	129,382
William Lyon Homes, Class A *	15,923	327,695
Wolverine World Wide, Inc.	88,388	2,696,718

		54,777,408

Consumer Services 4.2%
2U, Inc. *	8,463	153,011
American Public Education, Inc. *	16,838	565,757
Apollo Education Group, Inc. *	85,438	2,667,374
Ascent Capital Group, Inc., Class A *	11,606	624,635
Belmond Ltd., Class A *	79,355	898,299
Biglari Holdings, Inc. *	1,434	532,659
BJ’s Restaurants, Inc. *	19,801	973,417
Bloomin’ Brands, Inc. *	92,850	2,114,194
Bob Evans Farms, Inc.	20,814	1,131,449
Boyd Gaming Corp. *	72,728	929,464
Bravo Brio Restaurant Group, Inc. *	14,641	192,236
Bridgepoint Education, Inc. *	15,333	164,063
Bright Horizons Family Solutions, Inc. *	27,014	1,207,526
Brinker International, Inc.	56,928	3,206,754
Buffalo Wild Wings, Inc. *	16,598	2,825,146
Caesars Entertainment Corp. *(a)	34,956	592,854
Capella Education Co.	10,360	706,345
Carriage Services, Inc.	13,285	255,205
Chegg, Inc. *(a)	44,701	302,179
Choice Hotels International, Inc.	30,604	1,695,768
Churchill Downs, Inc.	11,081	1,066,989
Chuy’s Holdings, Inc. *	14,735	315,476
ClubCorp Holdings, Inc.	21,931	432,260
Cracker Barrel Old Country Store, Inc.	20,688	2,648,271
Del Frisco’s Restaurant Group, Inc. *	22,659	503,483
Denny’s Corp. *	68,801	666,682
DeVry Education Group, Inc.	49,789	2,432,691
Diamond Resorts International, Inc. *	41,498	1,003,422
DineEquity, Inc.	14,636	1,453,794
Domino’s Pizza, Inc.	48,288	4,531,829
El Pollo Loco Holdings, Inc. *	6,116	167,701
Fiesta Restaurant Group, Inc. *	22,988	1,288,707
Graham Holdings Co., Class B	3,805	3,376,899
Grand Canyon Education, Inc. *	40,498	1,849,544
Houghton Mifflin Harcourt Co. *	96,894	1,862,303
International Speedway Corp., Class A	26,135	817,503
Interval Leisure Group, Inc.	37,883	823,576
Intrawest Resorts Holdings, Inc. *	15,022	161,036
Isle of Capri Casinos, Inc. *	20,439	147,978
Jack in the Box, Inc.	33,850	2,521,825
K12, Inc. *	26,095	300,093
Krispy Kreme Doughnuts, Inc. *	58,065	1,182,203
La Quinta Holdings, Inc. *	52,033	1,145,767
Life Time Fitness, Inc. *	31,510	1,745,024
LifeLock, Inc. *	63,228	1,043,894
Marriott Vacations Worldwide Corp.	25,306	1,860,244
Multimedia Games Holding Co., Inc. *	25,734	933,887
Noodles & Co. *	10,048	245,975
Panera Bread Co., Class A *	22,423	3,753,610
Papa John’s International, Inc.	27,968	1,476,151
Penn National Gaming, Inc. *	59,243	841,251
Pinnacle Entertainment, Inc. *	53,488	1,331,316
Popeyes Louisiana Kitchen, Inc. *	20,046	1,107,341
Potbelly Corp. *(a)	16,313	215,005
Red Robin Gourmet Burgers, Inc. *	12,470	839,854
Regis Corp. *	41,908	693,158
Ruby Tuesday, Inc. *	58,117	484,696
Ruth’s Hospitality Group, Inc.	29,087	382,203
Scientific Games Corp., Class A *	39,112	592,156
SeaWorld Entertainment, Inc.	58,318	973,327
Service Corp. International	184,513	4,169,994
ServiceMaster Global Holdings, Inc. *	30,278	795,100
Six Flags Entertainment Corp.	78,883	3,206,594
Sonic Corp.	45,310	1,231,979
Sotheby’s	53,888	2,177,614
Speedway Motorsports, Inc.	9,485	186,949
Steiner Leisure Ltd. *	11,343	502,155
Strayer Education, Inc. *	10,064	761,744

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Texas Roadhouse, Inc.	57,221	1,891,726
The Cheesecake Factory, Inc.	40,293	1,951,390
The Marcus Corp.	17,926	295,062
The Wendy’s Co.	236,621	2,063,335
Universal Technical Institute, Inc.	15,829	165,888
Vail Resorts, Inc.	31,645	2,773,368
Weight Watchers International, Inc. *(a)	26,244	761,076
Zoe’s Kitchen, Inc. *(a)	15,558	492,100

		94,383,533

Diversified Financials 2.9%
Arlington Asset Investment Corp., Class A	20,611	574,016
Artisan Partners Asset Management, Inc., Class A	24,205	1,252,609
Ashford, Inc. *	774	91,913
BGC Partners, Inc., Class A	146,382	1,274,987
Cash America International, Inc.	25,195	615,010
CBOE Holdings, Inc.	74,634	4,471,323
Cohen & Steers, Inc. (a)	18,294	791,581
Cowen Group, Inc., Class A *	103,687	439,633
Credit Acceptance Corp. *	7,602	1,138,399
Diamond Hill Investment Group, Inc.	2,330	316,134
E*TRADE Financial Corp. *	259,234	5,913,128
Encore Capital Group, Inc. *	21,852	937,669
Enova International, Inc. *	23,047	529,851
Evercore Partners, Inc., Class A	32,887	1,660,793
Ezcorp, Inc., Class A *	42,599	463,903
Federated Investors, Inc., Class B	83,443	2,623,448
Financial Engines, Inc.	44,727	1,461,678
First Cash Financial Services, Inc. *	25,950	1,499,391
FNFV Group *	78,079	1,114,187
FXCM, Inc., Class A	34,313	552,439
GAMCO Investors, Inc., Class A	3,925	338,178
GFI Group, Inc.	64,233	319,880
Green Dot Corp., Class A *	26,772	589,252
Greenhill & Co., Inc.	23,672	1,049,143
HFF, Inc., Class A	30,398	1,048,123
Interactive Brokers Group, Inc., Class A	47,562	1,299,394
INTL FCStone, Inc. *	13,129	231,727
Investment Technology Group, Inc. *	28,814	569,077
Janus Capital Group, Inc.	134,602	2,115,943
JG Wentworth Co. *	9,195	87,628
KCG Holdings, Inc., Class A *	67,901	749,627
Ladenburg Thalmann Financial Services, Inc. *	93,153	311,131
Marcus & Millichap, Inc. *	6,460	200,454
MarketAxess Holdings, Inc.	34,131	2,237,970
Moelis & Co., Class A (a)	6,033	194,444
Nelnet, Inc., Class A	17,382	796,791
NewStar Financial, Inc. *	21,001	236,051
NorthStar Asset Management Group, Inc.	159,122	3,333,606
PHH Corp. *	51,788	1,199,410
PICO Holdings, Inc. *	22,966	420,737
Piper Jaffray Cos. *	14,235	817,089
PRA Group, Inc. *	43,860	2,566,687
Pzena Investment Management, Inc., Class A	10,580	91,729
RCS Capital Corp., Class A (a)	29,060	289,147
Safeguard Scientifics, Inc. *	20,937	406,806
SLM Corp.	369,179	3,573,653
Springleaf Holdings, Inc. *	21,226	841,611
Stifel Financial Corp. *	57,126	2,772,325
TPG Specialty Lending, Inc. (a)	25,229	450,338
Virtus Investment Partners, Inc.	6,487	998,998
Waddell & Reed Financial, Inc., Class A	73,988	3,557,343
Walter Investment Management Corp. *(a)	34,950	651,468
Westwood Holdings Group, Inc.	6,948	414,031
WisdomTree Investments, Inc.	95,934	1,457,237
World Acceptance Corp. *(a)	8,641	659,568

		64,598,688

Energy 4.4%
Alon USA Energy, Inc.	22,943	320,284
Alpha Natural Resources, Inc. *(a)	203,220	422,698
Apco Oil & Gas International, Inc. *	7,536	104,901
Approach Resources, Inc. *(a)	34,172	332,152
Arch Coal, Inc. (a)	198,543	440,765
Atwood Oceanics, Inc. *	53,185	1,706,707
Basic Energy Services, Inc. *	33,236	296,797
Bill Barrett Corp. *	43,398	439,622
Bonanza Creek Energy, Inc. *	27,602	751,326
BPZ Resources, Inc. *(a)	67,863	40,718
Bristow Group, Inc.	29,598	1,897,232
C&J Energy Services, Inc. *	42,789	648,253
CARBO Ceramics, Inc. (a)	17,193	654,022
Carrizo Oil & Gas, Inc. *	37,517	1,480,421
CHC Group Ltd. *	31,431	144,583
Clayton Williams Energy, Inc. *	5,610	325,043
Clean Energy Fuels Corp. *(a)	63,958	367,119
Cloud Peak Energy, Inc. *	51,385	599,663
Comstock Resources, Inc.	37,638	333,473
Contango Oil & Gas Co. *	13,032	440,612
Delek US Holdings, Inc.	46,693	1,396,121
Diamondback Energy, Inc. *	49,520	2,792,928
Dril-Quip, Inc. *	34,965	2,788,459
Eclipse Resources Corp. *(a)	25,025	270,020
Energen Corp.	64,378	3,844,654
Energy XXI Ltd. (a)	84,783	339,980
EP Energy Corp., Class A *	32,505	347,478
Era Group, Inc. *	17,271	363,555
Evolution Petroleum Corp.	24,381	191,635
EXCO Resources, Inc. (a)	141,243	415,254
Exterran Holdings, Inc.	60,295	2,019,883
Forum Energy Technologies, Inc. *	56,459	1,355,581
Frank’s International N.V. (a)	30,642	550,943
Geospace Technologies Corp. *	12,277	323,622
Goodrich Petroleum Corp. *(a)	32,100	194,205
Green Plains, Inc.	31,451	943,845
Gulf Island Fabrication, Inc.	11,696	228,189
Gulfmark Offshore, Inc., Class A	22,094	575,549
Gulfport Energy Corp. *	75,002	3,579,845
Halcon Resources Corp. *(a)	217,232	493,117

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Helix Energy Solutions Group, Inc. *	85,930	1,965,219
Hercules Offshore, Inc. *(a)	134,107	166,293
Hornbeck Offshore Services, Inc. *	28,276	750,445
ION Geophysical Corp. *	110,813	273,708
Isramco, Inc. *(a)	1,010	137,380
Jones Energy, Inc., Class A *	12,396	125,819
Key Energy Services, Inc. *	124,414	233,898
Kodiak Oil & Gas Corp. *	235,307	1,724,800
Kosmos Energy Ltd. *	97,615	814,109
Laredo Petroleum, Inc. *	71,299	745,075
Magnum Hunter Resources Corp. *(a)	166,650	666,600
Matador Resources Co. *	59,520	1,046,957
Matrix Service Co. *	21,701	458,325
McDermott International, Inc. *	214,087	760,009
Memorial Resource Development Corp. *(a)	66,525	1,436,940
Midstates Petroleum Co., Inc. *(a)	18,201	41,680
Natural Gas Services Group, Inc. *	11,362	263,144
Newfield Exploration Co. *	120,023	3,268,226
Newpark Resources, Inc. *	73,198	766,383
Northern Oil & Gas, Inc. *(a)	49,754	432,362
Nuverra Environmental Solutions, Inc. *(a)	17,345	158,360
Oil States International, Inc. *	47,442	2,364,984
Paragon Offshore plc (a)	71,198	258,449
Parker Drilling Co. *	105,811	375,629
Parsley Energy, Inc., Class A *	42,229	533,775
Patterson-UTI Energy, Inc.	128,324	2,270,052
PBF Energy, Inc., Class A	79,312	2,241,357
PDC Energy, Inc. *	32,422	956,773
Penn Virginia Corp. *	65,611	336,584
PetroQuest Energy, Inc. *	50,832	189,095
PHI, Inc. *	12,422	515,637
Pioneer Energy Services Corp. *	60,153	363,324
Resolute Energy Corp. *(a)	58,807	110,557
REX American Resources Corp. *	4,301	272,124
Rex Energy Corp. *	41,818	293,562
Rice Energy, Inc. *	55,712	1,387,229
RigNet, Inc. *	10,853	444,430
Rosetta Resources, Inc. *	54,222	1,595,211
Rowan Cos. plc, Class A	112,761	2,454,807
RPC, Inc.	57,338	762,022
RSP Permian, Inc. *(a)	33,246	723,433
Sanchez Energy Corp. *(a)	45,734	516,337
SandRidge Energy, Inc. *(a)	354,069	994,934
SEACOR Holdings, Inc. *	16,153	1,149,124
SemGroup Corp., Class A	37,440	2,770,186
Seventy Seven Energy, Inc. *	30,237	235,244
Solazyme, Inc. *(a)	49,689	114,285
Stone Energy Corp. *	51,402	812,152
Swift Energy Co. *(a)	39,350	177,075
Synergy Resources Corp. *	62,745	615,528
Targa Resources Corp.	25,890	2,955,085
Teekay Corp.	39,724	1,975,077
Tesco Corp.	28,604	403,030
TETRA Technologies, Inc. *	76,126	483,400
Tidewater, Inc.	45,586	1,409,063
TransAtlantic Petroleum Ltd. *	13,922	96,201
Triangle Petroleum Corp. *(a)	65,804	317,175
Ultra Petroleum Corp. *(a)	134,691	2,673,616
Unit Corp. *	40,448	1,545,923
US Silica Holdings, Inc.	47,240	1,484,281
VAALCO Energy, Inc. *	37,691	215,969
Vantage Drilling Co. *(a)	189,937	146,251
W&T Offshore, Inc.	32,753	246,630
Western Refining, Inc.	65,660	2,699,283
Willbros Group, Inc. *	32,438	147,593
World Fuel Services Corp.	63,225	2,862,828
WPX Energy, Inc. *	177,754	2,412,122

		98,904,412

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	33,109	2,771,885
Ingles Markets, Inc., Class A	10,125	274,792
Natural Grocers by Vitamin Cottage, Inc. *	7,930	178,266
PriceSmart, Inc.	16,925	1,641,048
Rite Aid Corp. *	798,612	4,376,394
SpartanNash Co.	34,679	809,061
SUPERVALU, Inc. *	177,457	1,660,998
The Andersons, Inc.	23,135	1,250,215
The Chefs’ Warehouse, Inc. *	17,466	300,765
The Fresh Market, Inc. *	39,099	1,601,495
The Pantry, Inc. *	21,582	573,002
United Natural Foods, Inc. *	44,110	3,316,631
Village Super Market, Inc., Class A	4,010	96,280
Weis Markets, Inc.	10,347	477,204

		19,328,036

Food, Beverage & Tobacco 1.8%
Alico, Inc.	2,748	98,241
B&G Foods, Inc.	46,945	1,343,566
Boulder Brands, Inc. *	53,270	575,316
Cal-Maine Foods, Inc. (a)	25,775	1,079,457
Calavo Growers, Inc.	12,124	520,605
Chiquita Brands International, Inc. *	43,086	623,023
Coca-Cola Bottling Co. Consolidated	3,959	374,363
Darling Ingredients, Inc. *	143,397	2,667,184
Dean Foods Co.	84,286	1,437,076
Diamond Foods, Inc. *	22,996	685,051
Fresh Del Monte Produce, Inc.	29,952	1,011,179
J&J Snack Foods Corp.	13,363	1,403,783
Lancaster Colony Corp.	17,706	1,662,593
Limoneira Co.	8,797	225,643
National Beverage Corp. *	10,846	272,668
Pinnacle Foods, Inc.	73,891	2,514,511
Post Holdings, Inc. *	38,393	1,535,720
Sanderson Farms, Inc. (a)	17,881	1,552,250
Seaboard Corp. *	235	810,748
Seneca Foods Corp., Class A *	7,117	192,515
Snyder’s-Lance, Inc.	47,796	1,447,263
The Boston Beer Co., Inc., Class A *	7,616	2,002,779
The Hain Celestial Group, Inc. *	44,053	4,987,681
The WhiteWave Foods Co. *	152,393	5,582,156
Tootsie Roll Industries, Inc. (a)	15,019	437,654
TreeHouse Foods, Inc. *	36,911	2,987,945
Universal Corp.	21,043	841,510

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vector Group Ltd.	61,921	1,346,782

		40,219,262

Health Care Equipment & Services 5.9%
Abaxis, Inc.	18,569	1,065,861
ABIOMED, Inc. *	34,184	1,214,216
Acadia Healthcare Co., Inc. *	40,007	2,480,834
Accuray, Inc. *(a)	62,725	432,175
Air Methods Corp. *	30,937	1,372,984
Alere, Inc. *	68,405	2,728,675
Align Technology, Inc. *	63,323	3,603,079
Allscripts Healthcare Solutions, Inc. *	145,090	1,743,982
Amedisys, Inc. *	30,338	771,192
AMN Healthcare Services, Inc. *	35,234	603,206
Amsurg Corp. *	39,523	2,038,201
Analogic Corp.	11,655	848,950
AngioDynamics, Inc. *	24,291	425,093
Antares Pharma, Inc. *(a)	75,630	173,949
athenahealth, Inc. *	33,197	3,894,008
Atrion Corp.	1,243	403,987
Bio-Reference Laboratories, Inc. *	22,817	645,721
BioScrip, Inc. *	45,181	292,773
Brookdale Senior Living, Inc. *	159,871	5,662,631
Cantel Medical Corp.	32,523	1,416,051
Capital Senior Living Corp. *	25,329	644,623
Cardiovascular Systems, Inc. *	23,623	724,281
Castlight Health, Inc., Class B *(a)	10,351	128,663
Centene Corp. *	50,940	5,031,344
Chemed Corp.	15,885	1,749,097
Computer Programs & Systems, Inc.	8,519	500,406
CONMED Corp.	23,509	997,487
CorVel Corp. *	7,265	251,805
Cyberonics, Inc. *	22,811	1,214,686
Cynosure, Inc., Class A *	19,323	532,735
DexCom, Inc. *	61,288	3,153,881
Endologix, Inc. *	61,468	788,634
Exactech, Inc. *	8,283	183,717
ExamWorks Group, Inc. *	29,739	1,170,230
GenMark Diagnostics, Inc. *	34,920	396,691
Gentiva Health Services, Inc. *	29,175	566,287
Globus Medical, Inc., Class A *	58,001	1,336,343
Greatbatch, Inc. *	22,764	1,128,411
Haemonetics Corp. *	44,917	1,658,785
Hanger, Inc. *	33,629	721,342
Health Net, Inc. *	70,369	3,615,559
HealthEquity, Inc. *	6,761	167,876
HealthSouth Corp.	76,607	3,150,846
HealthStream, Inc. *	20,108	576,094
Healthways, Inc. *	31,497	490,723
HeartWare International, Inc. *	13,778	1,013,096
Hill-Rom Holdings, Inc.	49,980	2,287,085
HMS Holdings Corp. *	78,778	1,643,309
ICU Medical, Inc. *	12,225	1,023,110
Insulet Corp. *	49,035	2,284,541
Integra LifeSciences Holdings Corp. *	22,275	1,096,821
Invacare Corp.	26,099	394,878
IPC The Hospitalist Co., Inc. *	14,437	636,383
K2M Group Holdings, Inc. *	8,137	153,871
Kindred Healthcare, Inc.	56,334	1,120,483
Landauer, Inc.	9,575	315,975
LDR Holding Corp. *	13,433	438,319
LHC Group, Inc. *	13,295	312,565
LifePoint Hospitals, Inc. *	39,465	2,730,583
Magellan Health, Inc. *	25,894	1,584,454
Masimo Corp. *	43,885	1,151,981
MedAssets, Inc. *	52,108	1,007,769
Medidata Solutions, Inc. *	48,294	2,062,637
Meridian Bioscience, Inc.	34,801	572,476
Merit Medical Systems, Inc. *	35,005	518,074
Molina Healthcare, Inc. *	25,481	1,302,589
MWI Veterinary Supply, Inc. *	11,209	1,831,775
National Healthcare Corp.	6,922	417,051
National Research Corp., Class A *	7,965	112,784
Natus Medical, Inc. *	26,770	916,337
Neogen Corp. *	31,465	1,394,214
NuVasive, Inc. *	42,589	1,870,935
NxStage Medical, Inc. *	52,171	901,515
Omnicell, Inc. *	33,903	1,091,677
OraSure Technologies, Inc. *	53,179	479,143
Orthofix International N.V. *	17,267	482,095
Owens & Minor, Inc.	56,393	1,929,205
PharMerica Corp. *	28,500	621,585
Quality Systems, Inc.	40,810	601,131
Quidel Corp. *	25,154	700,790
Select Medical Holdings Corp.	87,555	1,263,419
STERIS Corp.	51,975	3,313,406
Surgical Care Affiliates, Inc. *	8,403	267,215
SurModics, Inc. *	12,580	264,306
Symmetry Medical, Inc. *	31,621	284,905
Tandem Diabetes Care, Inc. *	7,456	105,353
Team Health Holdings, Inc. *	61,772	3,530,888
Teleflex, Inc.	35,974	4,286,302
The Ensign Group, Inc.	17,787	701,164
The Providence Service Corp. *	11,362	444,595
The Spectranetics Corp. *	38,045	1,249,017
Thoratec Corp. *	48,606	1,516,021
Tornier N.V. *	33,612	897,104
Triple-S Management Corp., Class B *	20,831	481,613
Universal American Corp. *	33,518	294,958
US Physical Therapy, Inc.	12,277	477,207
Vascular Solutions, Inc. *	14,150	363,938
VCA, Inc. *	75,279	3,562,955
Veeva Systems, Inc., Class A *	31,441	1,032,837
Volcano Corp. *	47,094	520,860
WellCare Health Plans, Inc. *	38,396	2,831,321
West Pharmaceutical Services, Inc.	61,961	3,222,592
Wright Medical Group, Inc. *	46,312	1,356,478
Zeltiq Aesthetics, Inc. *	24,532	671,441

		132,639,245

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	37,404	308,583
Elizabeth Arden, Inc. *	25,313	439,940
Harbinger Group, Inc. *	95,084	1,304,552
Inter Parfums, Inc.	16,678	427,791
Medifast, Inc. *	12,213	360,284

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nu Skin Enterprises, Inc., Class A (a)	52,675	2,201,815
Revlon, Inc., Class A *	10,923	360,022
Spectrum Brands Holdings, Inc.	18,328	1,685,626
Synutra International, Inc. *(a)	5,262	27,994
USANA Health Sciences, Inc. *	6,113	651,890
WD-40 Co.	13,020	990,822

		8,759,319

Insurance 3.6%
Allied World Assurance Co. Holdings AG	84,239	3,175,810
Ambac Financial Group, Inc. *	42,472	1,043,112
American Equity Investment Life Holding Co.	66,925	1,806,975
American National Insurance Co.	7,538	865,212
AMERISAFE, Inc.	17,577	732,785
AmTrust Financial Services, Inc. (a)	25,994	1,334,012
Argo Group International Holdings Ltd.	24,025	1,355,971
Aspen Insurance Holdings Ltd.	57,399	2,538,758
Assurant, Inc.	62,571	4,229,174
Assured Guaranty Ltd.	148,350	3,791,826
Baldwin & Lyons, Inc., Class B	8,283	211,631
Citizens, Inc. *(a)	24,413	177,971
CNO Financial Group, Inc.	186,862	3,240,187
Crawford & Co., Class B	21,656	194,254
Donegal Group, Inc., Class A	6,613	103,626
eHealth, Inc. *	17,614	455,674
EMC Insurance Group, Inc.	3,753	111,727
Employers Holdings, Inc.	29,604	600,369
Endurance Specialty Holdings Ltd.	39,062	2,303,877
Enstar Group Ltd. *	9,721	1,418,780
FBL Financial Group, Inc., Class A	10,125	520,526
Fidelity & Guaranty Life	9,462	236,834
First American Financial Corp.	93,843	3,003,914
Global Indemnity plc *	9,572	257,583
Greenlight Capital Re Ltd., Class A *	25,260	796,195
Hilltop Holdings, Inc. *	61,490	1,253,166
Horace Mann Educators Corp.	38,214	1,196,098
Infinity Property & Casualty Corp.	10,031	728,852
Kansas City Life Insurance Co.	2,875	136,879
Kemper Corp.	43,566	1,536,137
Maiden Holdings Ltd.	48,823	637,628
MBIA, Inc. *	124,187	1,281,610
Meadowbrook Insurance Group, Inc.	40,426	246,194
Mercury General Corp.	31,795	1,753,812
Montpelier Re Holdings Ltd.	33,627	1,144,999
National General Holdings Corp.	41,740	782,625
National Interstate Corp.	5,844	167,314
National Western Life Insurance Co., Class A	1,730	444,351
Old Republic International Corp.	212,496	3,215,065
OneBeacon Insurance Group Ltd., Class A	19,257	306,571
Platinum Underwriters Holdings Ltd.	21,772	1,614,829
Primerica, Inc.	47,435	2,487,017
ProAssurance Corp.	49,891	2,249,585
Protective Life Corp.	70,075	4,884,928
RLI Corp.	30,729	1,411,383
Safety Insurance Group, Inc.	12,669	754,059
Selective Insurance Group, Inc.	51,150	1,369,286
StanCorp Financial Group, Inc.	38,109	2,519,005
State Auto Financial Corp.	12,994	255,722
Stewart Information Services Corp.	17,578	623,843
Symetra Financial Corp.	86,248	1,954,380
The Hanover Insurance Group, Inc.	38,539	2,747,060
The Navigators Group, Inc. *	8,873	648,173
Third Point Reinsurance Ltd. *	40,274	596,458
United Fire Group, Inc.	21,037	586,301
Validus Holdings Ltd.	75,753	3,143,750
White Mountains Insurance Group Ltd.	5,518	3,497,143

		80,681,006

Materials 5.5%
A. Schulman, Inc.	24,971	955,390
Advanced Emissions Solutions, Inc. *	19,107	382,140
AK Steel Holding Corp. *	148,810	880,955
Allegheny Technologies, Inc.	95,447	3,215,609
Allied Nevada Gold Corp. *(a)	67,272	98,217
American Vanguard Corp. (a)	24,430	266,043
AptarGroup, Inc.	57,023	3,720,751
Axiall Corp.	61,439	2,659,080
Balchem Corp.	27,309	1,775,085
Bemis Co., Inc.	87,601	3,498,784
Berry Plastics Group, Inc. *	102,978	2,980,183
Boise Cascade Co. *	34,981	1,248,472
Cabot Corp.	54,987	2,368,840
Calgon Carbon Corp. *	47,517	969,822
Carpenter Technology Corp.	46,587	2,348,917
Century Aluminum Co. *	45,137	1,248,038
Chemtura Corp. *	79,114	1,843,356
Clearwater Paper Corp. *	17,008	1,126,950
Cliffs Natural Resources, Inc. (a)	132,228	1,205,919
Coeur Mining, Inc. *	86,027	353,571
Commercial Metals Co.	106,161	1,734,671
Compass Minerals International, Inc.	29,409	2,560,053
Cytec Industries, Inc.	65,263	3,139,150
Deltic Timber Corp.	10,874	676,907
Domtar Corp.	56,495	2,299,347
Eagle Materials, Inc.	43,253	3,563,615
Ferro Corp. *	74,070	953,281
Flotek Industries, Inc. *	42,570	829,264
FutureFuel Corp.	21,712	242,306
Globe Specialty Metals, Inc.	56,175	973,513
Gold Resource Corp. (a)	39,741	143,068
Graphic Packaging Holding Co. *	287,835	3,583,546
Greif, Inc., Class A	27,495	1,205,656
H.B. Fuller Co.	43,471	1,877,513
Hawkins, Inc.	9,532	375,942
Haynes International, Inc.	10,403	466,991
Headwaters, Inc. *	61,804	865,256
Hecla Mining Co.	327,975	774,021
Horsehead Holding Corp. *	44,039	687,889
Innophos Holdings, Inc.	19,026	1,028,926
Innospec, Inc.	22,633	970,050

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intrepid Potash, Inc. *	52,331	746,763
Kaiser Aluminum Corp.	16,602	1,208,294
KapStone Paper & Packaging Corp. *	73,895	2,207,244
Koppers Holdings, Inc.	19,557	570,673
Kraton Performance Polymers, Inc. *	30,662	564,181
Kronos Worldwide, Inc.	19,458	253,149
Landec Corp. *	22,737	298,764
Louisiana-Pacific Corp. *	121,477	1,851,309
LSB Industries, Inc. *	18,704	618,541
Materion Corp.	19,107	664,350
McEwen Mining, Inc. *(a)	217,222	291,077
Mercer International, Inc. *	41,375	549,874
Minerals Technologies, Inc.	31,206	2,316,421
Molycorp, Inc. *(a)	134,711	133,364
Myers Industries, Inc.	25,486	414,657
Neenah Paper, Inc.	15,272	874,169
NewMarket Corp.	9,291	3,658,053
Olin Corp.	68,272	1,717,724
OM Group, Inc.	27,681	753,200
OMNOVA Solutions, Inc. *	34,115	227,888
P.H. Glatfelter Co.	37,206	942,056
Platform Specialty Products Corp. *	95,523	2,389,030
PolyOne Corp.	80,608	3,006,678
Quaker Chemical Corp.	12,277	999,716
Rayonier Advanced Materials, Inc. (a)	36,445	898,369
Rentech, Inc. *	157,521	203,202
Resolute Forest Products, Inc. *	84,975	1,423,331
RTI International Metals, Inc. *	25,823	592,121
Schnitzer Steel Industries, Inc., Class A	22,865	521,322
Schweitzer-Mauduit International, Inc.	27,939	1,194,951
Sensient Technologies Corp.	41,619	2,453,440
Silgan Holdings, Inc.	39,696	2,003,060
Sonoco Products Co.	88,394	3,714,316
Steel Dynamics, Inc.	210,518	4,745,076
Stepan Co.	18,364	760,270
Stillwater Mining Co. *	103,595	1,360,202
SunCoke Energy, Inc.	62,977	1,280,322
Taminco Corp. *	25,208	653,139
The Scotts Miracle-Gro Co., Class A	40,766	2,487,949
TimkenSteel Corp.	32,722	1,165,558
Tredegar Corp.	23,640	433,558
Trinseo S.A. *	7,461	114,601
Tronox Ltd., Class A	53,067	1,196,661
United States Lime & Minerals, Inc.	1,518	103,528
United States Steel Corp.	127,308	4,245,722
Valhi, Inc.	14,460	83,434
Walter Energy, Inc. (a)	42,841	136,234
Wausau Paper Corp.	45,451	452,237
Worthington Industries, Inc.	44,659	1,684,091
Zep, Inc.	18,413	250,601

		123,511,557

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	17,096	448,257
Carmike Cinemas, Inc. *	22,035	653,117
Central European Media Enterprises Ltd., Class A *(a)	40,756	115,340
Cinemark Holdings, Inc.	91,361	3,317,318
Clear Channel Outdoor Holdings, Inc., Class A	36,387	282,363
Crown Media Holdings, Inc., Class A *	21,018	71,041
Cumulus Media, Inc., Class A *	105,882	422,469
DreamWorks Animation SKG, Inc., Class A *(a)	62,160	1,481,895
Entercom Communications Corp., Class A *	15,221	161,647
Gray Television, Inc. *	40,726	423,143
Harte-Hanks, Inc.	25,443	155,711
Hemisphere Media Group, Inc. *(a)	11,591	146,163
John Wiley & Sons, Inc., Class A	40,906	2,442,906
Journal Communications, Inc., Class A *	39,412	391,361
Lions Gate Entertainment Corp.	72,043	2,442,258
Live Nation Entertainment, Inc. *	126,419	3,388,029
Loral Space & Communications, Inc. *	11,015	864,567
Media General, Inc. *(a)	47,791	731,680
Meredith Corp.	33,647	1,775,889
Morningstar, Inc.	18,820	1,256,047
National CineMedia, Inc.	56,529	800,451
New Media Investment Group, Inc.	28,525	579,628
Nexstar Broadcasting Group, Inc., Class A	26,872	1,378,802
Regal Entertainment Group, Class A	72,758	1,679,982
Rentrak Corp. *	9,264	779,103
Scholastic Corp.	25,301	898,186
SFX Entertainment, Inc. *(a)	37,415	162,755
Sinclair Broadcast Group, Inc., Class A (a)	63,089	1,839,675
Sizmek, Inc. *	20,318	116,422
Starz, Class A *	74,190	2,447,528
The E.W. Scripps Co., Class A *	25,748	504,146
The McClatchy Co., Class A *	36,779	120,635
The New York Times Co., Class A	111,615	1,416,394
Time, Inc.	95,427	2,284,522
World Wrestling Entertainment, Inc., Class A (a)	25,459	293,033

		36,272,463

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
ACADIA Pharmaceuticals, Inc. *	69,302	2,070,051
Accelerate Diagnostics, Inc. *(a)	19,401	392,288
Acceleron Pharma, Inc. *	8,008	310,230
Achillion Pharmaceuticals, Inc. *	77,287	994,684
Acorda Therapeutics, Inc. *	35,506	1,294,194
Aegerion Pharmaceuticals, Inc. *	26,805	564,781
Affymetrix, Inc. *	65,541	598,389
Agios Pharmaceuticals, Inc. *	5,835	588,226
Akebia Therapeutics, Inc. *(a)	5,707	68,941

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Akorn, Inc. *	62,869	2,519,161
Alkermes plc *	127,920	7,038,158
Alnylam Pharmaceuticals, Inc. *	58,244	5,856,434
AMAG Pharmaceuticals, Inc. *	21,756	809,323
Anacor Pharmaceuticals, Inc. *	36,009	1,241,590
Arena Pharmaceuticals, Inc. *(a)	197,033	825,568
ARIAD Pharmaceuticals, Inc. *(a)	159,848	1,136,519
Array BioPharma, Inc. *	103,001	415,094
Auspex Pharmaceuticals, Inc. *	11,818	286,350
Auxilium Pharmaceuticals, Inc. *(a)	41,477	1,433,445
Avanir Pharmaceuticals, Inc. *	166,520	2,484,478
Bio-Rad Laboratories, Inc., Class A *	17,743	2,107,691
Bio-Techne Corp.	32,737	2,999,037
BioCryst Pharmaceuticals, Inc. *	54,784	592,215
Bluebird Bio, Inc. *	16,836	694,148
Bruker Corp. *	99,594	1,910,213
Cambrex Corp. *	26,544	603,876
Catalent, Inc. *	34,512	993,600
Celldex Therapeutics, Inc. *(a)	76,231	1,545,965
Cepheid, Inc. *	61,646	3,395,462
Charles River Laboratories International, Inc. *	40,939	2,650,800
Chimerix, Inc. *	28,423	1,001,627
Clovis Oncology, Inc. *	26,563	1,263,868
Cubist Pharmaceuticals, Inc. *	66,449	5,037,499
Depomed, Inc. *	48,328	748,601
Dyax Corp. *	118,681	1,666,281
Emergent Biosolutions, Inc. *	28,092	698,367
Enanta Pharmaceuticals, Inc. *	9,551	448,324
Endocyte, Inc. *(a)	29,781	193,279
Epizyme, Inc. *	9,987	228,303
Exact Sciences Corp. *(a)	73,000	1,811,860
Exelixis, Inc. *(a)	163,367	271,189
Fluidigm Corp. *	24,497	755,243
Foundation Medicine, Inc. *(a)	16,298	384,959
Genomic Health, Inc. *	16,858	560,697
Halozyme Therapeutics, Inc. *(a)	94,589	830,491
Hyperion Therapeutics, Inc. *	10,633	217,870
ImmunoGen, Inc. *	74,148	762,983
Impax Laboratories, Inc. *	59,919	1,914,412
Infinity Pharmaceuticals, Inc. *	34,705	520,922
Insys Therapeutics, Inc. *(a)	8,552	331,219
Intercept Pharmaceuticals, Inc. *	10,561	1,517,933
Intra-Cellular Therapies, Inc. *(a)	21,031	302,215
Intrexon Corp. *(a)	30,132	799,402
Ironwood Pharmaceuticals, Inc. *	103,440	1,431,610
Isis Pharmaceuticals, Inc. *	103,191	5,344,262
Karyopharm Therapeutics, Inc. *(a)	12,434	520,736
Keryx Biopharmaceuticals, Inc. *(a)	77,483	1,231,980
Kindred Biosciences, Inc. *	7,639	73,487
Kite Pharma, Inc. *(a)	6,133	257,463
KYTHERA Biopharmaceuticals, Inc. *	14,958	572,143
Lannett Co., Inc. *	22,590	1,109,847
Lexicon Pharmaceuticals, Inc. *(a)	221,327	225,754
Ligand Pharmaceuticals, Inc. *	16,417	884,055
Luminex Corp. *	35,593	658,470
MacroGenics, Inc. *	7,923	223,904
MannKind Corp. *(a)	224,246	1,379,113
Merrimack Pharmaceuticals, Inc. *(a)	85,645	784,508
MiMedx Group, Inc. *(a)	79,792	882,500
Momenta Pharmaceuticals, Inc. *	38,630	453,130
Myriad Genetics, Inc. *(a)	65,309	2,189,811
Nektar Therapeutics *	111,657	1,861,322
Neurocrine Biosciences, Inc. *	61,289	1,221,490
NewLink Genetics Corp. *(a)	15,980	624,179
Novavax, Inc. *	216,842	1,157,936
NPS Pharmaceuticals, Inc. *	85,303	2,830,354
OncoMed Pharmaceuticals, Inc. *(a)	10,901	240,149
Ophthotech Corp. *	9,742	420,367
OPKO Health, Inc. *(a)	195,748	1,640,368
Orexigen Therapeutics, Inc. *(a)	107,569	622,825
Organovo Holdings, Inc. *(a)	51,551	325,287
Osiris Therapeutics, Inc. *(a)	16,702	219,631
Pacira Pharmaceuticals, Inc. *	31,442	2,953,347
PAREXEL International Corp. *	47,992	2,808,012
PDL BioPharma, Inc. (a)	149,586	1,235,580
Phibro Animal Health Corp., Class A	11,751	359,111
Portola Pharmaceuticals, Inc. *	38,134	1,072,328
Prestige Brands Holdings, Inc. *	45,586	1,524,852
PTC Therapeutics, Inc. *	19,579	876,160
Raptor Pharmaceutical Corp. *(a)	56,710	545,550
Receptos, Inc. *	26,178	3,541,883
Relypsa, Inc. *	10,836	269,708
Retrophin, Inc. *(a)	17,715	178,922
Revance Therapeutics, Inc. *	11,183	183,849
Sagent Pharmaceuticals, Inc. *	20,325	585,970
Sangamo BioSciences, Inc. *	59,065	713,505
Sarepta Therapeutics, Inc. *(a)	34,323	581,432
SciClone Pharmaceuticals, Inc. *	43,371	368,220
Sequenom, Inc. *(a)	110,961	332,883
Spectrum Pharmaceuticals, Inc. *	46,626	336,173
Sunesis Pharmaceuticals, Inc. *	41,969	98,207
Synageva BioPharma Corp. *	18,241	1,481,169
Synergy Pharmaceuticals, Inc. *(a)	57,561	171,532
Synta Pharmaceuticals Corp. *(a)	62,085	196,809
TESARO, Inc. *	18,352	633,328
The Medicines Co. *	56,560	1,516,374
TherapeuticsMD, Inc. *(a)	87,455	335,827
Theravance Biopharma, Inc. *(a)	21,049	332,995
Theravance, Inc. (a)	67,840	1,026,419
Ultragenyx Pharmaceutical, Inc. *	19,942	869,272
United Therapeutics Corp. *	41,389	5,486,940
Versartis, Inc. *(a)	5,714	102,966
VIVUS, Inc. *(a)	97,452	326,464
XOMA Corp. *	54,012	307,328
ZIOPHARM Oncology, Inc. *(a)	99,367	418,335

		131,846,586

Real Estate 10.6%
Acadia Realty Trust	54,830	1,752,367
AG Mortgage Investment Trust, Inc.	27,724	547,549
Agree Realty Corp.	11,713	360,878
Alexander & Baldwin, Inc.	39,769	1,514,404
Alexander’s, Inc.	2,645	1,063,581
Altisource Portfolio Solutions S.A. *(a)	14,215	743,160
Altisource Residential Corp.	52,218	1,058,981

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Assets Trust, Inc.	34,172	1,342,960
American Capital Mortgage Investment Corp.	42,768	858,354
American Homes 4 Rent, Class A	117,012	2,012,606
American Residential Properties, Inc. *	21,809	387,546
AmREIT, Inc.	17,222	458,622
Anworth Mortgage Asset Corp.	114,230	616,842
Apollo Commercial Real Estate Finance, Inc.	41,681	695,239
Apollo Residential Mortgage, Inc.	28,477	470,440
ARMOUR Residential REIT, Inc.	327,893	1,288,619
Ashford Hospitality Prime, Inc.	20,532	360,337
Ashford Hospitality Trust, Inc.	68,479	717,660
Associated Estates Realty Corp.	54,771	1,227,966
Aviv REIT, Inc.	19,158	645,625
BioMed Realty Trust, Inc.	170,983	3,667,585
Blackstone Mortgage Trust, Inc., Class A	48,156	1,375,335
Brandywine Realty Trust	153,451	2,372,352
Campus Crest Communities, Inc.	60,743	466,506
Capstead Mortgage Corp.	81,061	1,054,604
CareTrust REIT, Inc. *	17,787	287,616
CBL & Associates Properties, Inc.	149,904	2,915,633
Cedar Realty Trust, Inc.	51,279	348,184
Chambers Street Properties	214,241	1,716,070
Chesapeake Lodging Trust	47,546	1,609,908
Chimera Investment Corp.	897,835	3,034,682
Colony Financial, Inc.	98,467	2,417,365
Columbia Property Trust, Inc.	109,078	2,748,766
CoreSite Realty Corp.	18,528	705,176
Corporate Office Properties Trust	80,407	2,260,241
Cousins Properties, Inc.	184,819	2,262,185
CubeSmart	140,292	3,021,890
CyrusOne, Inc.	33,376	916,171
CYS Investments, Inc.	143,734	1,326,665
DCT Industrial Trust, Inc.	72,807	2,484,903
DiamondRock Hospitality Co.	171,498	2,560,465
Douglas Emmett, Inc.	120,029	3,341,607
DuPont Fabros Technology, Inc.	58,945	1,921,018
Dynex Capital, Inc.	35,653	306,616
EastGroup Properties, Inc.	27,045	1,817,965
Education Realty Trust, Inc.	125,053	1,455,617
Empire State Realty Trust, Inc., Class A	89,721	1,503,724
EPR Properties	50,354	2,819,320
Equity Commonwealth	114,159	2,903,063
Equity LifeStyle Properties, Inc.	69,212	3,433,607
Equity One, Inc.	61,546	1,491,260
Excel Trust, Inc.	50,268	659,013
FelCor Lodging Trust, Inc.	104,822	1,092,245
First Industrial Realty Trust, Inc.	96,204	1,909,649
First Potomac Realty Trust	53,844	666,589
Forest City Enterprises, Inc., Class A *	149,108	3,219,242
Forestar Group, Inc. *	33,315	533,040
Franklin Street Properties Corp.	83,171	999,715
Gaming & Leisure Properties, Inc.	78,953	2,518,601
Getty Realty Corp.	24,573	445,263
Glimcher Realty Trust	130,516	1,795,900
Government Properties Income Trust	62,585	1,421,931
Hatteras Financial Corp.	83,868	1,606,911
Healthcare Realty Trust, Inc.	87,819	2,319,300
Healthcare Trust of America, Inc., Class A	209,877	2,678,030
Hersha Hospitality Trust	178,701	1,324,174
Highwoods Properties, Inc.	79,349	3,424,703
Home Properties, Inc.	50,052	3,262,890
Hospitality Properties Trust	130,851	4,004,041
Hudson Pacific Properties, Inc.	46,224	1,299,819
Inland Real Estate Corp.	71,799	774,711
Invesco Mortgage Capital, Inc.	106,521	1,760,792
Investors Real Estate Trust	100,278	818,268
iStar Financial, Inc. *	71,160	1,016,876
Kennedy-Wilson Holdings, Inc.	71,239	1,851,502
Kite Realty Group Trust	74,760	2,039,453
LaSalle Hotel Properties	91,328	3,686,911
Lexington Realty Trust	188,929	2,078,219
LTC Properties, Inc.	31,184	1,303,179
Mack-Cali Realty Corp.	73,464	1,411,978
Medical Properties Trust, Inc.	152,209	2,109,617
MFA Financial, Inc.	318,693	2,670,647
Mid-America Apartment Communities, Inc.	65,768	4,844,471
Monmouth Real Estate Investment Corp.	39,754	445,642
National Health Investors, Inc.	27,083	1,795,061
New Residential Investment Corp.	130,465	1,690,826
New Senior Investment Group, Inc. *(a)	64,117	1,131,024
New York Mortgage Trust, Inc. (a)	83,186	668,815
New York REIT, Inc. (a)	138,883	1,492,992
Newcastle Investment Corp.	64,117	314,814
NorthStar Realty Finance Corp.	196,977	3,598,770
Omega Healthcare Investors, Inc.	111,945	4,278,538
One Liberty Properties, Inc.	11,362	260,531
Outfront Media, Inc.	105,270	2,848,606
Parkway Properties, Inc.	69,376	1,351,444
Pebblebrook Hotel Trust	59,219	2,556,484
Pennsylvania Real Estate Investment Trust	63,818	1,491,427
PennyMac Mortgage Investment Trust	68,730	1,489,379
Piedmont Office Realty Trust, Inc., Class A	133,791	2,515,271
Post Properties, Inc.	47,289	2,770,190
Potlatch Corp.	35,093	1,458,114
PS Business Parks, Inc.	17,035	1,386,479
QTS Realty Trust, Inc., Class A	11,060	359,671
RAIT Financial Trust	63,563	469,731
Ramco-Gershenson Properties Trust	70,174	1,256,115
Redwood Trust, Inc.	75,678	1,479,505
Resource Capital Corp.	120,276	633,855
Retail Opportunity Investments Corp.	78,814	1,297,278
Retail Properties of America, Inc., Class A	207,795	3,339,266
Rexford Industrial Realty, Inc.	25,881	393,132
RLJ Lodging Trust	118,366	3,897,792
Rouse Properties, Inc. (a)	32,479	594,041
Ryman Hospitality Properties, Inc. (a)	45,970	2,394,118

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sabra Health Care REIT, Inc.	43,847	1,241,309
Saul Centers, Inc.	11,604	635,087
Select Income REIT	31,263	722,175
Silver Bay Realty Trust Corp.	35,896	596,950
Sovran Self Storage, Inc.	28,816	2,449,936
Spirit Realty Capital, Inc.	351,359	4,114,414
STAG Industrial, Inc.	52,251	1,245,664
Starwood Property Trust, Inc.	194,943	4,690,329
Starwood Waypoint Residential Trust	37,241	949,273
Strategic Hotels & Resorts, Inc. *	222,053	2,948,864
Summit Hotel Properties, Inc.	78,057	905,461
Sun Communities, Inc.	40,513	2,385,811
Sunstone Hotel Investors, Inc.	185,292	2,966,525
Tanger Factory Outlet Centers, Inc.	83,617	3,058,710
Tejon Ranch Co. *	13,279	376,592
The Geo Group, Inc.	63,437	2,555,877
The Howard Hughes Corp. *	31,587	4,612,965
The St. Joe Co. *	84,701	1,574,592
Two Harbors Investment Corp.	320,466	3,368,098
Universal Health Realty Income Trust	12,676	612,758
Urstadt Biddle Properties, Inc., Class A	25,861	573,597
Washington Prime Group, Inc.	135,517	2,334,958
Washington Real Estate Investment Trust	61,333	1,648,018
Western Asset Mortgage Capital Corp. (a)	36,102	564,996
Whitestone REIT	20,991	311,926
Winthrop Realty Trust	15,938	268,555

		237,589,866

Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	17,726	151,557
Aaron’s, Inc.	56,819	1,612,523
Abercrombie & Fitch Co., Class A	61,056	1,761,466
America’s Car-Mart, Inc. *	6,236	320,219
American Eagle Outfitters, Inc.	153,731	2,167,607
ANN, Inc. *	40,371	1,482,827
Asbury Automotive Group, Inc. *	27,016	2,045,381
Ascena Retail Group, Inc. *	116,111	1,554,726
Barnes & Noble, Inc. *	39,294	917,908
Big Lots, Inc.	49,070	2,492,756
Blue Nile, Inc. *	12,313	426,522
Brown Shoe Co., Inc.	38,214	1,251,891
Burlington Stores, Inc. *	33,595	1,500,689
Cabela’s, Inc. *	41,751	2,264,574
Chico’s FAS, Inc.	133,571	2,119,772
Conn’s, Inc. *(a)	19,975	685,142
Core-Mark Holding Co., Inc.	20,490	1,231,654
Coupons.com, Inc. *(a)	9,010	137,583
CST Brands, Inc.	65,877	2,876,190
DSW, Inc., Class A	62,922	2,232,473
Express, Inc. *	73,496	1,098,765
Five Below, Inc. *	47,655	2,223,582
Francesca’s Holdings Corp. *	34,656	439,438
Fred’s, Inc., Class A	31,459	487,614
FTD Cos., Inc. *	17,403	603,188
Genesco, Inc. *	20,641	1,679,558
GNC Holdings, Inc., Class A	79,041	3,495,193
Group 1 Automotive, Inc.	18,860	1,688,159
Guess?, Inc.	57,222	1,297,223
Haverty Furniture Cos., Inc.	20,111	423,538
Hibbett Sports, Inc. *	21,171	1,062,149
HSN, Inc.	28,294	2,063,481
J.C. Penney Co., Inc. *(a)	267,782	2,144,934
Lands’ End, Inc. *(a)	12,323	586,328
Liberty TripAdvisor Holdings, Inc., Class A *	60,915	1,596,582
Liberty Ventures, Series A *	119,909	4,393,466
Lithia Motors, Inc., Class A	19,639	1,443,663
Lumber Liquidators Holdings, Inc. *	23,624	1,502,250
MarineMax, Inc. *	22,041	407,979
Mattress Firm Holding Corp. *	12,504	888,159
Monro Muffler Brake, Inc.	27,425	1,502,616
Murphy USA, Inc. *	37,846	2,411,547
Nutrisystem, Inc.	28,106	533,171
Office Depot, Inc. *	424,773	2,816,245
Orbitz Worldwide, Inc. *	73,902	564,611
Outerwall, Inc. *(a)	17,089	1,201,015
Overstock.com, Inc. *	14,132	351,322
Penske Automotive Group, Inc.	36,219	1,714,970
PetMed Express, Inc. (a)	17,820	240,570
Pier 1 Imports, Inc.	81,505	1,124,769
Pool Corp.	38,708	2,299,642
Rent-A-Center, Inc.	47,399	1,635,265
Restoration Hardware Holdings, Inc. *	31,069	2,624,398
RetailMeNot, Inc. *	35,980	529,805
Sears Holdings Corp. *(a)	43,239	1,560,928
Sears Hometown & Outlet Stores, Inc. *	11,353	149,065
Select Comfort Corp. *	47,340	1,246,936
Shoe Carnival, Inc.	14,289	289,495
Shutterfly, Inc. *	33,713	1,441,568
Sonic Automotive, Inc., Class A	32,512	838,484
Stage Stores, Inc.	30,469	624,310
Stein Mart, Inc.	25,506	362,185
Systemax, Inc. *	8,373	108,179
The Buckle, Inc. (a)	25,316	1,295,926
The Cato Corp., Class A	23,373	937,725
The Children’s Place, Inc.	19,197	1,076,184
The Container Store Group, Inc. *(a)	10,593	230,716
The Finish Line, Inc., Class A	44,255	1,263,038
The Men’s Wearhouse, Inc.	39,684	1,854,036
The Michaels Cos., Inc. *	22,856	549,915
The Pep Boys-Manny, Moe & Jack *	50,147	488,432
Tile Shop Holdings, Inc. *(a)	17,906	178,702
Tuesday Morning Corp. *	40,282	858,007
Vitamin Shoppe, Inc. *	27,011	1,292,746
Weyco Group, Inc.	4,608	126,766
Winmark Corp.	1,830	147,809
zulily, Inc., Class A *(a)	16,134	463,530
Zumiez, Inc. *	17,623	630,375

		96,323,712

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	30,317	619,376

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Advanced Micro Devices, Inc. *(a)	543,935	1,517,579
Amkor Technology, Inc. *	99,170	663,447
Applied Micro Circuits Corp. *	70,372	415,899
Atmel Corp. *	365,928	2,894,490
Brooks Automation, Inc.	63,243	740,576
Cabot Microelectronics Corp. *	19,889	940,750
Cavium, Inc. *	48,089	2,721,837
CEVA, Inc. *	20,916	359,964
Cirrus Logic, Inc. *	56,761	1,038,159
Cohu, Inc.	20,341	232,904
Cypress Semiconductor Corp. *	134,501	1,425,711
Diodes, Inc. *	31,372	834,181
Entegris, Inc. *	118,389	1,594,700
Exar Corp. *	46,831	427,567
Fairchild Semiconductor International, Inc. *	105,086	1,695,037
FormFactor, Inc. *	52,314	420,605
Inphi Corp. *	19,131	281,034
Integrated Device Technology, Inc. *	132,267	2,468,102
Integrated Silicon Solution, Inc.	27,968	404,697
International Rectifier Corp. *	62,424	2,489,469
Intersil Corp., Class A	118,010	1,547,111
IXYS Corp.	22,883	261,553
Kulicke & Soffa Industries, Inc. *	65,394	914,208
Lattice Semiconductor Corp. *	109,989	720,428
M/A-COM Technology Solutions Holdings, Inc. *	13,386	332,374
Micrel, Inc.	43,752	570,964
Microsemi Corp. *	81,817	2,225,422
MKS Instruments, Inc.	44,593	1,624,969
Monolithic Power Systems, Inc.	30,850	1,484,811
Nanometrics, Inc. *	21,069	312,664
OmniVision Technologies, Inc. *	47,486	1,372,820
ON Semiconductor Corp. *	385,892	3,484,605
PDF Solutions, Inc. *	24,597	325,910
Photronics, Inc. *	59,868	540,009
PMC-Sierra, Inc. *	178,900	1,458,035
Power Integrations, Inc.	26,233	1,315,847
Rambus, Inc. *	97,357	1,153,680
RF Micro Devices, Inc. *	249,623	3,646,992
Rudolph Technologies, Inc. *	28,221	259,069
Semtech Corp. *	61,393	1,563,066
Silicon Image, Inc. *	69,826	386,138
Silicon Laboratories, Inc. *	36,165	1,640,083
Spansion, Inc., Class A *	51,496	1,203,462
SunEdison, Inc. *	218,795	4,736,912
SunPower Corp. *(a)	43,989	1,238,730
Synaptics, Inc. *	32,245	2,031,113
Teradyne, Inc.	177,423	3,521,847
Tessera Technologies, Inc.	40,660	1,389,759
TriQuint Semiconductor, Inc. *	157,571	3,840,005
Ultratech, Inc. *	23,252	452,716
Veeco Instruments, Inc. *	36,345	1,359,666

		71,101,052

Software & Services 8.9%
A10 Networks, Inc. *	11,597	47,316
ACI Worldwide, Inc. *	102,722	1,997,943
Actua Corp. *	33,867	570,998
Acxiom Corp. *	70,264	1,337,124
Advent Software, Inc.	40,096	1,264,227
Aerohive Networks, Inc. *	7,108	34,616
Angie’s List, Inc. *	39,262	233,216
AOL, Inc. *	68,981	3,184,163
Aspen Technology, Inc. *	80,461	3,036,598
Bankrate, Inc. *	51,978	607,623
Barracuda Networks, Inc. *(a)	8,339	299,620
Bazaarvoice, Inc. *(a)	39,225	288,696
Benefitfocus, Inc. *	3,624	98,174
Blackbaud, Inc.	42,134	1,788,167
Blackhawk Network Holdings, Inc. *(a)	9,796	355,791
Blackhawk Network Holdings, Inc., Class B *	34,803	1,242,119
Blucora, Inc. *	39,699	564,123
Booz Allen Hamilton Holding Corp.	73,871	2,010,030
Borderfree, Inc. *(a)	4,591	45,956
Bottomline Technologies (de), Inc. *	36,244	888,703
Broadridge Financial Solutions, Inc.	104,046	4,712,243
BroadSoft, Inc. *	27,159	732,478
CACI International, Inc., Class A *	21,295	1,899,301
Carbonite, Inc. *	10,735	125,492
Cardtronics, Inc. *	40,235	1,575,603
Cass Information Systems, Inc.	8,650	393,835
ChannelAdvisor Corp. *	17,535	308,616
Ciber, Inc. *	57,189	173,283
CommVault Systems, Inc. *	37,258	1,762,303
Compuware Corp.	189,929	1,960,067
comScore, Inc. *	29,542	1,298,962
Comverse, Inc. *	21,852	438,133
Constant Contact, Inc. *	27,106	885,824
Convergys Corp.	88,315	1,841,368
Conversant, Inc. *	52,941	1,853,994
CoreLogic, Inc. *	79,589	2,643,947
Cornerstone OnDemand, Inc. *	41,463	1,317,280
CoStar Group, Inc. *	28,351	4,827,041
CSG Systems International, Inc.	32,099	806,327
Cvent, Inc. *(a)	16,145	434,623
Dealertrack Technologies, Inc. *	38,322	1,807,266
Demandware, Inc. *	28,263	1,582,728
Dice Holdings, Inc. *	30,745	334,198
Digital River, Inc. *	27,952	709,701
DST Systems, Inc.	26,609	2,640,943
E2open, Inc. *	13,876	93,385
EarthLink Holdings Corp.	95,107	417,520
Ebix, Inc. (a)	31,148	504,909
Ellie Mae, Inc. *	23,020	931,389
Endurance International Group Holdings, Inc. *(a)	25,370	421,649
EnerNOC, Inc. *	23,437	341,946
Envestnet, Inc. *	30,922	1,581,660
EPAM Systems, Inc. *	20,128	1,027,132
Epiq Systems, Inc.	31,007	475,647
ePlus, Inc. *	3,660	251,954
Euronet Worldwide, Inc. *	43,466	2,524,071
EVERTEC, Inc.	60,599	1,335,602
Everyday Health, Inc. *	6,620	85,663
ExlService Holdings, Inc. *	29,587	829,324
Fair Isaac Corp.	27,996	2,009,553

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Five9, Inc. *	9,729	42,905
Forrester Research, Inc.	10,149	403,017
Fortinet, Inc. *	120,338	3,316,515
Genpact Ltd. *	136,769	2,464,577
Gigamon, Inc. *(a)	21,744	311,809
Global Cash Access Holdings, Inc. *	50,131	355,930
Global Eagle Entertainment, Inc. *(a)	33,877	449,209
Gogo, Inc. *(a)	46,376	733,668
GrubHub, Inc. *	15,220	560,096
Guidewire Software, Inc. *	59,899	3,023,103
Heartland Payment Systems, Inc.	31,513	1,718,089
HomeAway, Inc. *	75,539	2,368,903
iGATE Corp. *	31,139	1,150,586
Imperva, Inc. *	19,430	826,552
Infoblox, Inc. *	43,362	780,516
Informatica Corp. *	96,617	3,514,926
Interactive Intelligence Group, Inc. *	13,835	625,757
Internap Network Services Corp. *	46,881	371,766
Intralinks Holdings, Inc. *	34,787	378,483
j2 Global, Inc.	39,979	2,260,413
Jive Software, Inc. *	22,152	130,697
Leidos Holdings, Inc.	55,040	2,224,166
Liquidity Services, Inc. *	25,512	268,131
LivePerson, Inc. *	46,116	596,741
LogMeIn, Inc. *	20,301	1,026,622
Manhattan Associates, Inc. *	65,577	2,594,226
ManTech International Corp., Class A	19,837	597,490
Marketo, Inc. *	24,090	769,916
MAXIMUS, Inc.	58,577	3,068,849
Mentor Graphics Corp.	87,311	1,939,177
MicroStrategy, Inc., Class A *	8,033	1,379,587
MoneyGram International, Inc. *	27,888	240,395
Monotype Imaging Holdings, Inc.	33,388	922,844
Monster Worldwide, Inc. *	67,049	291,663
NetScout Systems, Inc. *	33,912	1,293,743
NeuStar, Inc., Class A *(a)	49,225	1,341,381
NIC, Inc.	51,775	932,985
OPOWER, Inc. *(a)	5,835	90,851
Pandora Media, Inc. *	158,658	3,119,216
Paycom Software, Inc. *	6,071	174,541
Pegasystems, Inc.	31,253	653,813
Perficient, Inc. *	33,120	573,307
Progress Software Corp. *	46,317	1,194,515
Proofpoint, Inc. *	28,582	1,241,030
PROS Holdings, Inc. *	23,682	677,305
PTC, Inc. *	102,007	3,985,413
Q2 Holdings, Inc. *	7,493	139,295
Qlik Technologies, Inc. *	78,747	2,427,770
Qualys, Inc. *	18,781	666,538
RealNetworks, Inc. *	20,669	144,890
RealPage, Inc. *	48,004	986,962
Rocket Fuel, Inc. *(a)	16,315	266,750
Rovi Corp. *	82,072	1,828,564
Sapient Corp. *	98,761	2,439,397
Science Applications International Corp.	34,889	1,766,430
SciQuest, Inc. *	20,920	311,917
ServiceSource International, Inc. *	58,878	239,633
Shutterstock, Inc. *	13,295	999,518
Silver Spring Networks, Inc. *(a)	25,327	181,595
SolarWinds, Inc. *	57,234	2,971,589
Splunk, Inc. *	104,895	7,038,454
SPS Commerce, Inc. *	14,067	819,825
SS&C Technologies Holdings, Inc.	59,326	2,998,929
Stamps.com, Inc. *	11,594	547,817
Sykes Enterprises, Inc. *	37,204	862,017
Synchronoss Technologies, Inc. *	30,752	1,317,108
Syntel, Inc. *	26,528	1,180,496
Tableau Software, Inc., Class A *	34,551	2,898,138
Take-Two Interactive Software, Inc. *	72,945	2,017,659
Tangoe, Inc. *	31,914	415,042
TeleTech Holdings, Inc. *	15,117	353,284
Textura Corp. *(a)	17,031	408,063
The Rubicon Project, Inc. *	6,531	91,826
The Ultimate Software Group, Inc. *	24,750	3,644,190
TIBCO Software, Inc. *	133,408	3,205,794
TiVo, Inc. *	105,703	1,287,463
TrueCar, Inc. *(a)	13,853	265,423
Trulia, Inc. *(a)	30,235	1,536,845
Tyler Technologies, Inc. *	29,196	3,170,102
Unisys Corp. *	43,654	1,166,435
Varonis Systems, Inc. *(a)	4,735	112,693
VASCO Data Security International, Inc. *	27,905	831,569
VeriFone Systems, Inc. *	99,110	3,534,263
Verint Systems, Inc. *	52,077	3,134,515
VirnetX Holding Corp. *(a)	40,244	213,696
Virtusa Corp. *	24,268	972,419
Web.com Group, Inc. *	48,621	825,098
WebMD Health Corp. *	33,745	1,233,042
WEX, Inc. *	33,892	3,832,507
XO Group, Inc. *	24,159	350,306
Xoom Corp. *	26,280	368,183
Yelp, Inc. *	53,718	3,066,761
Zendesk, Inc. *(a)	10,331	245,465
Zillow, Inc., Class A *(a)	22,646	2,680,381
Zynga, Inc., Class A *	573,067	1,489,974

		200,264,217

Technology Hardware & Equipment 5.2%
ADTRAN, Inc.	50,911	1,063,531
Anixter International, Inc.	24,422	2,122,272
Arista Networks, Inc. *(a)	4,339	329,200
ARRIS Group, Inc. *	117,301	3,492,051
Aruba Networks, Inc. *	93,510	1,749,572
AVX Corp.	44,821	640,492
Badger Meter, Inc.	12,591	693,638
Belden, Inc.	37,676	2,751,478
Benchmark Electronics, Inc. *	48,163	1,145,316
Black Box Corp.	16,060	372,271
Brocade Communications Systems, Inc.	374,582	4,236,522
CalAmp Corp. *	32,342	604,472
Calix, Inc. *	30,929	327,847
CDW Corp.	91,610	3,213,679
Checkpoint Systems, Inc. *	38,477	490,967
Ciena Corp. *	93,372	1,543,439

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cognex Corp. *	75,670	3,080,526
Coherent, Inc. *	21,494	1,189,908
CommScope Holding Co., Inc. *	74,102	1,645,064
Comtech Telecommunications Corp.	13,653	541,888
Control4 Corp. *(a)	13,487	203,384
Cray, Inc. *	37,299	1,252,500
CTS Corp.	27,006	463,963
Daktronics, Inc.	26,959	321,621
Diebold, Inc.	58,389	2,112,514
Dolby Laboratories, Inc., Class A	37,755	1,675,567
DTS, Inc. *	13,623	439,342
EchoStar Corp., Class A *	38,979	2,100,189
Electro Rent Corp.	16,962	236,620
Electronics For Imaging, Inc. *	40,158	1,785,023
Emulex Corp. *	55,875	302,284
Extreme Networks, Inc. *	90,544	327,769
Fabrinet *	23,818	399,428
FARO Technologies, Inc. *	14,891	817,963
FEI Co.	36,651	3,138,792
Finisar Corp. *	90,476	1,542,616
GSI Group, Inc. *	23,864	302,596
Harmonic, Inc. *	80,707	564,949
II-VI, Inc. *	43,960	583,349
Infinera Corp. *	111,932	1,525,633
Ingram Micro, Inc., Class A *	135,715	3,722,662
Insight Enterprises, Inc. *	34,248	802,431
InterDigital, Inc.	36,236	1,807,452
InvenSense, Inc. *(a)	63,289	917,058
IPG Photonics Corp. *	30,926	2,229,455
Itron, Inc. *	34,231	1,382,932
Ixia *	52,548	544,923
JDS Uniphase Corp. *	201,487	2,687,837
Kimball Electronics, Inc. *	21,819	240,009
Knowles Corp. *	74,400	1,554,216
Lexmark International, Inc., Class A	54,247	2,325,026
Littelfuse, Inc.	19,978	1,920,485
Maxwell Technologies, Inc. *	28,141	289,571
Methode Electronics, Inc.	32,530	1,260,538
MTS Systems Corp.	13,785	914,359
NETGEAR, Inc. *	30,675	1,065,036
Newport Corp. *	36,218	637,799
Nimble Storage, Inc. *(a)	20,962	552,768
Oplink Communications, Inc.	16,559	400,231
OSI Systems, Inc. *	16,148	1,139,564
Palo Alto Networks, Inc. *	56,545	6,955,035
Park Electrochemical Corp.	19,362	476,305
PC Connection, Inc.	17,568	392,996
Plantronics, Inc.	39,038	2,036,612
Plexus Corp. *	28,810	1,123,878
Polycom, Inc. *	124,963	1,645,763
QLogic Corp. *	77,058	889,249
Quantum Corp. *	134,228	212,080
RealD, Inc. *	41,651	476,904
Riverbed Technology, Inc. *	139,501	2,884,183
Rofin-Sinar Technologies, Inc. *	23,676	637,358
Rogers Corp. *	16,984	1,202,807
Ruckus Wireless, Inc. *	49,981	572,782
Sanmina Corp. *	70,876	1,743,550
ScanSource, Inc. *	23,828	925,956
ShoreTel, Inc. *	53,732	401,915
Silicon Graphics International Corp. *	32,772	314,939
Sonus Networks, Inc. *	223,698	827,683
Super Micro Computer, Inc. *	28,911	962,158
SYNNEX Corp.	24,419	1,744,493
Tech Data Corp. *	33,277	2,074,155
TTM Technologies, Inc. *	51,751	349,837
Ubiquiti Networks, Inc. (a)	22,701	656,059
Universal Display Corp. *(a)	35,834	994,035
ViaSat, Inc. *	37,278	2,471,531
Vishay Intertechnology, Inc.	117,339	1,627,492
Zebra Technologies Corp., Class A *	44,353	3,244,422

		115,568,764

Telecommunication Services 0.5%
8x8, Inc. *	81,725	635,821
Atlantic Tele-Network, Inc.	9,532	647,985
Cincinnati Bell, Inc. *	194,284	691,651
Cogent Communications Holdings, Inc.	36,819	1,304,129
Consolidated Communications Holdings, Inc.	39,352	1,078,638
FairPoint Communications, Inc. *	19,669	296,018
General Communication, Inc., Class A *	26,759	325,122
Globalstar, Inc. *(a)	225,571	636,110
IDT Corp., Class B	17,424	295,163
inContact, Inc. *	52,548	434,047
Intelsat S.A. *	12,675	223,207
Iridium Communications, Inc. *	71,906	686,702
NTELOS Holdings Corp. (a)	12,701	106,688
Premiere Global Services, Inc. *	40,609	428,425
RingCentral, Inc., Class A *	21,886	275,326
Shenandoah Telecommunications Co.	22,423	664,394
Spok Holdings, Inc.	17,815	282,546
Telephone & Data Systems, Inc.	83,166	2,125,723
United States Cellular Corp. *	13,308	512,225
Vonage Holdings Corp. *	173,569	591,870

		12,241,790

Transportation 2.5%
Air Transport Services Group, Inc. *	46,533	369,937
Alaska Air Group, Inc.	119,272	7,040,626
Allegiant Travel Co.	12,690	1,779,899
AMERCO	5,539	1,540,950
ArcBest Corp.	20,756	901,226
Atlas Air Worldwide Holdings, Inc. *	21,736	992,248
Celadon Group, Inc.	20,126	443,577
Con-way, Inc.	49,924	2,473,235
Echo Global Logistics, Inc. *	14,204	398,422
Forward Air Corp.	28,639	1,402,165
Hawaiian Holdings, Inc. *	49,676	1,007,926
Heartland Express, Inc.	45,242	1,200,270
Hub Group, Inc., Class A *	31,912	1,200,529
JetBlue Airways Corp. *	217,366	3,180,065
Knight Transportation, Inc.	54,547	1,814,779
Landstar System, Inc.	38,903	3,127,023

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marten Transport Ltd.	21,582	464,013
Matson, Inc.	37,850	1,332,699
Old Dominion Freight Line, Inc. *	59,434	4,816,531
Park-Ohio Holdings Corp.	8,283	465,256
Patriot Transportation Holding, Inc. *	5,347	201,475
Republic Airways Holdings, Inc. *	47,528	631,172
Roadrunner Transportation Systems, Inc. *	23,933	538,732
Ryder System, Inc.	46,203	4,413,311
Saia, Inc. *	21,529	1,194,214
SkyWest, Inc.	44,997	562,463
Spirit Airlines, Inc. *	63,274	5,232,127
Swift Transportation Co. *	74,190	2,156,703
Universal Truckload Services, Inc.	2,906	79,799
UTi Worldwide, Inc. *	81,319	959,564
Werner Enterprises, Inc.	38,113	1,182,265
Wesco Aircraft Holdings, Inc. *	46,448	649,808
XPO Logistics, Inc. *	47,133	1,823,104

		55,576,113

Utilities 3.1%
ALLETE, Inc.	34,987	1,783,287
American States Water Co.	34,240	1,194,634
Atmos Energy Corp.	87,886	4,719,478
Avista Corp.	53,995	1,860,128
Black Hills Corp.	38,822	2,096,776
California Water Service Group	40,880	1,024,862
Chesapeake Utilities Corp.	12,991	583,686
Cleco Corp.	52,588	2,825,553
Connecticut Water Service, Inc.	9,779	340,798
Dynegy, Inc. *	89,839	2,978,163
El Paso Electric Co.	36,718	1,389,042
Great Plains Energy, Inc.	134,415	3,517,641
Hawaiian Electric Industries, Inc. (a)	90,890	2,562,189
IDACORP, Inc.	42,901	2,664,581
MGE Energy, Inc.	31,867	1,402,467
Middlesex Water Co.	14,415	317,707
New Jersey Resources Corp.	36,904	2,136,742
Northwest Natural Gas Co.	23,215	1,079,730
NorthWestern Corp.	40,211	2,140,431
NRG Yield, Inc., Class A (a)	29,783	1,411,416
ONE Gas, Inc.	45,273	1,757,498
Ormat Technologies, Inc.	15,835	433,562
Otter Tail Corp.	31,593	909,246
Pattern Energy Group, Inc.	34,491	915,046
Piedmont Natural Gas Co., Inc.	70,150	2,629,222
PNM Resources, Inc.	71,394	2,067,570
Portland General Electric Co.	66,826	2,463,875
Questar Corp.	152,134	3,649,695
SJW Corp.	13,003	389,310
South Jersey Industries, Inc.	31,477	1,796,707
Southwest Gas Corp.	40,202	2,327,294
TerraForm Power, Inc., Class A *(a)	19,586	649,276
The Empire District Electric Co.	36,757	1,018,536
The Laclede Group, Inc.	37,765	1,915,818
UIL Holdings Corp.	48,997	1,950,081
Unitil Corp.	11,199	394,541
Vectren Corp.	72,102	3,187,629
WGL Holdings, Inc.	45,516	2,224,367

		68,708,584

Total Common Stock
(Cost $1,878,648,617)		2,238,457,158

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	45,801	115,419

Total Rights
(Cost $115,419)		115,419

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—

Total Warrants
(Cost $—)		—

Other Investment Companies 3.5% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	709,321	709,321

Securities Lending Collateral 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	77,820,558	77,820,558

Total Other Investment Companies
(Cost $78,529,879)		78,529,879

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 12/18/14 (e)	224,000	223,998

Total Short-Term Investment
(Cost $223,998)		223,998

End of Investments

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

At 11/30/14, the tax basis cost of the fund’s investments was $1,959,493,544 and the unrealized appreciation and depreciation were $456,741,858 and ($98,908,948), respectively, with a net unrealized appreciation of $357,832,910.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $72,845,920. Non-Cash Collateral pledged to the fund for securities on loan amounted to $790,305.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,238,457,158	$—	$—	$2,238,457,158
Rights[1]	—	—	115,419	115,419
Warrants[1]	—	—	—	—
Other Investment Companies[1]	78,529,879	—	—	78,529,879
Short-Term Investment[1]	—	223,998	—	223,998

Total	$2,316,987,037	$223,998	$115,419	$2,317,326,454

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2014	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Rights	$115,419	$—	$—	$—	$—	$—	$—	$115,419

Total	$115,419	$—	$—	$—	$—	$—	$—	$115,419

 19

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG54091NOV14

20

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	2,155,804,527	2,532,650,028
0.1%	Other Investment Companies	2,715,170	2,756,207

99.7%	Total Investments	2,158,519,697	2,535,406,235
0.3%	Other Assets and Liabilities, Net		7,741,468

100.0%	Net Assets		2,543,147,703

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Banks 0.1%
First Financial Bancorp	30,987	548,780
Umpqua Holdings Corp.	118,674	2,016,271

		2,565,051

Capital Goods 13.1%
3M Co.	378,386	60,575,815
Eaton Corp. plc	277,526	18,824,588
Emerson Electric Co.	405,426	25,845,907
Fastenal Co.	159,868	7,226,034
General Dynamics Corp.	185,508	26,965,443
Illinois Tool Works, Inc.	211,843	20,110,256
Lockheed Martin Corp.	157,769	30,222,230
Northrop Grumman Corp.	120,774	17,020,680
Raytheon Co.	180,398	19,248,467
The Boeing Co.	391,512	52,603,552
United Technologies Corp.	497,062	54,716,585

		333,359,557

Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	121,268	2,042,153

Consumer Durables & Apparel 0.8%
Garmin Ltd.	69,320	3,972,036
Hasbro, Inc.	65,023	3,849,362
Leggett & Platt, Inc.	83,686	3,522,344
Mattel, Inc.	201,821	6,367,452
Tupperware Brands Corp.	30,406	2,044,803

		19,755,997

Consumer Services 2.7%
Cracker Barrel Old Country Store, Inc.	14,426	1,846,672
Darden Restaurants, Inc.	79,933	4,555,382
H&R Block, Inc.	165,959	5,582,861
International Game Technology	139,236	2,371,189
McDonald’s Corp.	572,200	55,394,682

		69,750,786

Diversified Financials 0.7%
Federated Investors, Inc., Class B	54,209	1,704,331
T. Rowe Price Group, Inc.	155,009	12,938,601
Waddell & Reed Financial, Inc., Class A	52,358	2,517,373

		17,160,305

Energy 10.8%
Chevron Corp.	880,742	95,886,382
ConocoPhillips	718,216	47,452,531
Exxon Mobil Corp.	1,131,476	102,443,837
Helmerich & Payne, Inc.	63,806	4,437,707
HollyFrontier Corp.	117,073	4,778,920
RPC, Inc.	32,777	435,606
The Williams Cos., Inc.	393,016	20,338,578

		275,773,561

Food & Staples Retailing 3.7%
Sysco Corp.	346,546	13,951,942
Wal-Mart Stores, Inc.	921,439	80,662,770

		94,614,712

Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	1,157,376	58,169,718
B&G Foods, Inc.	34,230	979,663
Campbell Soup Co.	105,642	4,783,470
ConAgra Foods, Inc.	251,142	9,171,706
Flowers Foods, Inc.	114,821	2,239,009
General Mills, Inc.	355,352	18,744,818
Kellogg Co.	147,206	9,752,397
PepsiCo, Inc.	880,848	88,172,885
Reynolds American, Inc.	178,573	11,769,746
The Coca-Cola Co.	2,306,449	103,398,109
Universal Corp.	17,410	696,226

		307,877,747

Health Care Equipment & Services 1.2%
Baxter International, Inc.	313,761	22,904,553
Computer Programs & Systems, Inc.	4,628	271,849
Meridian Bioscience, Inc.	22,763	374,451
Owens & Minor, Inc.	39,214	1,341,511
Quest Diagnostics, Inc.	86,980	5,680,664

		30,573,028

Household & Personal Products 7.3%
Colgate-Palmolive Co.	498,769	34,709,335
Kimberly-Clark Corp.	217,145	25,316,935

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Clorox Co.	73,838	7,503,418
The Procter & Gamble Co.	1,310,640	118,521,175

		186,050,863

Insurance 1.0%
Aflac, Inc.	262,079	15,653,979
Arthur J. Gallagher & Co.	95,309	4,570,066
Mercury General Corp.	22,452	1,238,452
PartnerRe Ltd.	30,317	3,532,234
Safety Insurance Group, Inc.	9,760	580,915

		25,575,646

Materials 4.1%
Air Products & Chemicals, Inc.	111,304	16,008,854
Compass Minerals International, Inc.	21,158	1,841,804
E.I. du Pont de Nemours & Co.	534,347	38,152,376
International Paper Co.	248,045	13,349,782
Schweitzer-Mauduit International, Inc.	19,372	828,540
Sonoco Products Co.	61,031	2,564,523
The Dow Chemical Co.	655,032	31,880,407

		104,626,286

Media 0.7%
Gannett Co., Inc.	128,495	4,182,512
Meredith Corp.	19,267	1,016,912
Omnicom Group, Inc.	145,906	11,274,157

		16,473,581

Pharmaceuticals, Biotechnology & Life Sciences 10.5%
Eli Lilly & Co.	575,115	39,176,834
Johnson & Johnson	1,043,464	112,954,978
Pfizer, Inc.	3,703,182	115,354,119

		267,485,931

Retailing 4.8%
American Eagle Outfitters, Inc.	116,354	1,640,591
Genuine Parts Co.	89,968	9,246,911
Staples, Inc.	368,692	5,183,810
Target Corp.	369,607	27,350,918
The Home Depot, Inc.	785,308	78,059,615

		121,481,845

Semiconductors & Semiconductor Equipment 6.9%
Analog Devices, Inc.	181,115	9,896,124
Intel Corp.	2,893,225	107,772,631
Linear Technology Corp.	142,395	6,554,442
Maxim Integrated Products, Inc.	171,095	5,059,279
Microchip Technology, Inc.	114,912	5,188,277
Texas Instruments, Inc.	623,005	33,903,932
Xilinx, Inc.	155,924	7,085,186

		175,459,871

Software & Services 5.9%
Automatic Data Processing, Inc.	283,119	24,246,311
CA, Inc.	183,066	5,702,506
Microsoft Corp.	2,338,738	111,815,064
Paychex, Inc.	193,760	9,186,161

		150,950,042

Technology Hardware & Equipment 0.2%
Harris Corp.	60,374	4,327,005

Telecommunication Services 8.7%
AT&T, Inc.	3,025,994	107,059,668
Verizon Communications, Inc.	2,246,927	113,672,037

		220,731,705

Transportation 3.7%
C.H. Robinson Worldwide, Inc.	84,413	6,224,615
CSX Corp.	583,700	21,299,213
Norfolk Southern Corp.	180,378	20,137,400
United Parcel Service, Inc., Class B	410,638	45,137,329

		92,798,557

Utilities 0.5%
Alliant Energy Corp.	65,606	4,124,649
Questar Corp.	105,314	2,526,483
Wisconsin Energy Corp.	132,888	6,564,667

		13,215,799

Total Common Stock
(Cost $2,155,804,527)		2,532,650,028

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	30,000	2,445,900

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	310,307	310,307

Total Other Investment Companies
(Cost $2,715,170)		2,756,207

End of Investments

At 11/30/14, the tax basis cost of the fund’s investments was $2,158,791,880 and the unrealized appreciation and depreciation were $393,899,125 and ($17,284,770), respectively, with a net unrealized appreciation of $376,614,355.

(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,532,650,028	$—	$—	$2,532,650,028
Other Investment Companies[1]	2,756,207	—	—	2,756,207

Total	$2,535,406,235	$—	$—	$2,535,406,235

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

REG65852NOV14

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 1/21/2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer
Date: 1/21/2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 1/21/2015